Supplement Dated May 1, 2013
To The Prospectus Dated May 1, 2013

ING GoldenSelect Access

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.
The following information only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP
Contrafund® Portfolio.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The Securities and Exchange Commission issued an order to permit the ING USA Annuity and Life Insurance
Company and its Separate Account B to replace, effective on or about June 14, 2013 (the “Substitution Effective
Date”), the Fidelity® VIP Contrafund® Portfolio (“Replaced Fund”) with the ING Large Cap Growth Portfolio
(“Substitute Fund”).

The following lists important information regarding the upcoming fund substitution:
· Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
· On the Substitution Effective Date, your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value.
· You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
· The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.
· The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute Fund's investment adviser/subadviser, are more fully described in the Substitute Fund’s summary prospectus.
· Prior to the Substitution Effective Date you will be sent a fund summary prospectus for the Substitute
Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the
Subaccount that invests in the Substitute Fund. If you have not received one, or if you need another copy, please contact our Customer Service Center at 1-800-366-0066.
· After the Substitution Effective Date, the subaccount investing in the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus
ING GOLDENSELECT ACCESS®

May 1, 2013

This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the
“Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”)
through Separate Account B (the “Separate Account”). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”). As of March
15, 2010, we no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed
Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchase the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”), dated May 1, 2013, has been filed with the Securities and Exchange Commission
(“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).
When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28769. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract
Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

Access – 28769

The investment portfolios currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class ADV)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING American Funds International Portfolio	ING MFS Total Return Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING MFS Utilities Portfolio (Class S)
ING Baron Growth Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Multi-Manager Large Cap Core Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING Bond Portfolio	ING PIMCO High Yield Portfolio ( Class S)
ING Columbia Contrarian Core Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING DFA World Equity Portfolio (Class S)	ING Pioneer Mid Cap Value Portfolio (Class S)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Retirement Conservative Portfolio (Class ADV)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING Franklin Income Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING Franklin Mutual Shares Portfolio (Class S)	ING Retirement Moderate Portfolio (Class ADV)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING FTSE 100 Index® Portfolio (Class ADV)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Global Perspectives Portfolio (Class ADV)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING International Index Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Invesco Comstock Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING Invesco Equity and Income Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Invesco Growth and Income Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING T. Rowe Price International Stock Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio (Class S)*

* Effective July 12, 2013, the ING WisdomTreeSM Global High-Yielding Equity Index Portfolio will change its name to ING Global Value
Advantage Portfolio, and at that time will change its investment objective.

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

Access – 28769

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	5
ING USA SEPARATE ACCOUNT B	5
ING USA ANNUITY AND LIFE INSURANCE COMPANY	6
THE TRUSTS AND FUNDS	6
CHARGES AND FEES	8
THE ANNUITY CONTRACT	12
LIVING BENEFIT RIDERS	18
WITHDRAWALS	40
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	43
DEATH BENEFIT CHOICES	47
THE ANNUITY OPTIONS	53
OTHER CONTRACT PROVISIONS	55
OTHER INFORMATION	58
FEDERAL TAX CONSIDERATIONS	59
STATEMENT OF ADDITIONAL INFORMATION	70
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account I	C1
APPENDIX D – Fixed Interest Division	D1
APPENDIX E – Special Funds and Excluded Funds Example	E1
APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation	F1
APPENDIX G – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	G1
APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing	H1
APPENDIX I – ING LifePay Plus and ING Joint LifePay Plus	I1
APPENDIX J – ING LifePay and ING Joint LifePay	J1
APPENDIX K – Minimum Guaranteed Withdrawal Benefit	K1
APPENDIX L – State Variations	L1

Access – 28769

INDEX OF SPECIAL TERMS
The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet	27
Annual Ratchet Enhanced Death Benefit	49
Annuitant	13
Annuity Start Date	13
Cash Surrender Value	17
Claim Date	47
Contract Date	12
Contract Owner	12
Contract Value	17
Contract Year	12
Covered Fund	7
Earnings Multiplier Benefit	51
Excluded Fund	7
Fixed Account	18
Fixed Interest Allocation	18
Fixed Interest Division	18
ING LifePay Plus Base	26
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	50
Net Investment Factor	5
Net Rate of Return	5
Restricted Fund	7
Rider Date	19
7% Solution Death Benefit Element	50
Special Fund	7
Standard Death Benefit	48

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

Access – 28769

1

FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses[1]
Surrender Charge	None
Transfer Charge	$25 per transfer, currently zero
Premium Tax	0% to 3.5%[2]
Overnight Charge[3]	$20
1	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
2	Any premium tax is deducted from the contract value.
3	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.
Separate Account Annual Charges
Annual Contract Administrative Charge[1]	$40
(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

	Standard	Annual Ratchet	Max 7
	Death	Enhanced Death	Enhanced Death
	Benefit	Benefit	Benefit
Mortality & Expense Risk Charge[2]	1.65%	1.95%	2.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[3]	1.80%	2.15%	2.35%

1 We deduct this charge on each contract anniversary and on surrender.

2 Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge. For
Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and
Expense Charge is 1.90%.

3 These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.

Access – 28769

2

The next tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charge noted above. In addition to the Earnings Multiplier Benefit rider, you may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit; and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

Optional Rider Charges[1]

Earnings Multiplier Benefit rider:

	As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
	0.30% of contract value	0.30% of contract value

Minimum Guaranteed Income Benefit rider[2] :

	As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
	0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[3] :

	As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
	1.00% of the ING LifePay Plus Base	1.50% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

	As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
	1.20% of the ING LifePay Plus Base	1.70% of the ING LifePay Plus Base

1	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).

2	For more information about how the MGIB Charge Base is determined, please see “Living Benefit Riders - Minimum
Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

3	The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING LifePay Plus
Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Annual
Ratchet, please see “Charges and Fees – Optional Rider Charges - ING LifePay Plus Minimum Guaranteed Withdrawal
Benefit (ING LifePay Plus) Rider Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed
Withdrawal Benefit (“ING LifePay Plus”) Rider – Annual Ratchet.”

4	The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING LifePay Plus
Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Annual
Ratchet, please see “Charges and Fees – Optional Rider Charges - ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (ING Joint LifePay Plus) Rider Charge” and “Living Benefits Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Annual Ratchet.”

Access – 28769

3

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1,2] , and	0.53%	1.85%
other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

2	No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see
“Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible: Earnings Multiplier Benefit and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. The
Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$598	$1,811	$3,045	$6,192

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions –
Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This

Access – 28769

4

apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A – Condensed
Financial Information” – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.
Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-
based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.
It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940
Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in
Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by

Access – 28769

5

Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the
Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Note: Other variable annuity contracts invest in Separate Account B, but are not discussed in this prospectus. Separate
Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract —
Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING
USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a
subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co.
LLC, portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING
Variable Products Trust and ING Variable Product Portfolios, respectively.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S.,
Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of
ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and
April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in “Appendix B - The
Investment Portfolios.” A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at (800) 366-0066. You should read the prospectus carefully before investing.
Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure (such as the
American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be

Access – 28769

6

suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds
We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual
Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than
$999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the
Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none
(currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all
Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds
For purposes of determining death benefits and benefits under the living benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as
Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a

Access – 28769

7

Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see
“Death Benefit Choices – Death Benefit During the Accumulation Phase” and Appendix E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “Living Benefit Riders – Minimum Guaranteed
Income Benefit Rider (the “MGIB rider”)” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

No Surrender Charge. We do not deduct any surrender charges for withdrawals.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g., MGIB
Charge Base or ING LifePay Plus Base), if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your
Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA.
We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Charge. You may choose to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Access – 28769

8

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

	Annual Ratchet	Max 7
Standard	Enhanced	Enhanced
Death Benefit	Death Benefit	Death Benefit
Annual Charge	Annual Charge	Annual Charge
1.65%	1.95%	2.20%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet
Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Risk Charge is 1.90%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount.

Optional Rider Charges. Some features and benefits of the Contract are available by rider for an additional charge.
Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Earnings Multiplier Benefit rider works, including the conditions and limitations, please see “Death Benefit Choices –
Death Benefit During the Accumulation Phase – Earnings Multiplier Benefit Rider.” For more information about how each living benefit rider works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “Living Benefit Riders.”

Earnings Multiplier Benefit Rider Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Death
Benefit Choices – Death Benefit During the Accumulation Phase - Earnings Multiplier Benefit Rider.”

Minimum Guaranteed Income Benefit (MGIB) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date.
The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “Living Benefit Riders –
Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed

Access – 28769

9

Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the
Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime
Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed
Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the
Market Value Adjustment, please see Appendix C.

Please Note: The above information pertains to the form of the ING LifePay Plus rider which was available for sale from May
1, 2009 until March 15, 2010 in states where approved. If you purchased a prior version of the ING LifePay Plus rider, please see Appendix I for more information.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge.
The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime
Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the
Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed
Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the
Market Value Adjustment, please see Appendix C.

Access – 28769

10

Please Note: The above information pertains to the form of the ING Joint LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010, in states where approved. If you purchased a prior version of the ING Joint LifePay
Plus rider, please see Appendix I for more information.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.
For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1 fees; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

Access – 28769

11

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2012, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2012, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate
Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix
C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at (800) 366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the
Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.
See “Joint Owner” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be

Access – 28769

12

exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the
Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the
Standard Death Benefit option. The Earnings Multiplier Benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See
“Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual
Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced
Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death
Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit.
If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Note that returning a
Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet
Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit, or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1,
2009, a joint annuitant may also be designated. You are the annuitant unless you name another annuitant in the application.
The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the
Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds.
The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase
(annuity) start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

Access – 28769

13

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

	Maximum New
Before Ownership Change	Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual
Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet
Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before
April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death
Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard
Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit after the ownership change will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death
Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and
Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “Living Benefit
Riders – Minimum Guaranteed Income Benefit (the “MGIB rider”) Rider.” For more information with the ING LifePay Plus rider, please see “The Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay
Plus”) Rider.” And for more information with the ING Joint LifePay Plus rider, please see “Living Benefit Riders – ING Joint
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Internal Revenue Code of 1986 (the “Tax Code”). You may also restrict a beneficiary’s right to elect an income phase (annuity) payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Access – 28769

14

Purchase and Availability of the Contract We no longer offer the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum	Option	Additional Requirement
Issue Age
79	Annual Ratchet Enhanced Death Benefit	ING LifePay Plus rider or ING Joint LifePay Plus rider
is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced
Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the
Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was age 80 for a Contract with the Standard Death Benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner were age
79 or younger at the time of application AND you purchase the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a
Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009,
the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before
April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or
Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more. You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this
Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the
Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the
Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier Benefit
rider and your contract will be an IRA, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefits” in this prospectus. If this contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire

Access – 28769

15

transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within
5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the
Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery
Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-
rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate
Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate
Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed
Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets Portfolio subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

Access – 28769

16

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed
Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest
Allocations and any Market Value Adjustment. See Appendix C for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market
Value Adjustment, and then we deduct any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Access – 28769

17

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements, and subject to SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. Subject to SEC approval, we reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest
Allocations. See Appendix C and the Fixed Account I prospectus for more information. In the event the Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see Appendix D, instead for more information. To obtain a copy of the Fixed Account I prospectus, write to our Customer Service Center at P.O. Box
9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The Offering
Brochure for the Fixed Interest Division is also available by contacting our Customer Service Center.

State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Key variations are described in Appendix L. This prospectus provides a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available and if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

Access – 28769

18

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

· The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;
· The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
· The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract. We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the first five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect.
Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. Before April 28, 2008, the maximum age was 79. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must have been purchased on the contract date.
Previously, the Company in its discretion could allow the purchase of this rider after the contract date. The MGIB rider is not available for purchase with the Max 7 Enhanced Death Benefit. There is a ten-year waiting period before you can annuitize under the MGIB rider. If you purchased this rider prior to August 21, 2006, the features and benefits of your rider may differ from those described below, please refer to your contract for more details.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if you:

· annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
· you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
· the contract value is insufficient to pay the charge for the MGIB rider; or
· there is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

Access – 28769

19

1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b) and (c) where:
	(a)	is the MGIB Rollup Base for Covered Funds;
	(b)	is the MGIB Rollup Base for Special Funds (as defined below); and
	(c)	is the MGIB Rollup Base for Excluded Funds; and
2)	Is the sum of (a) and (b) where:
	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
	(b)	is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for
Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds, and
the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB
Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. The following investment options are currently designated as Special Funds for purposes of calculating the MGIB Benefit Base:

  ING Liquid Assets Portfolio
  Fixed Interest Allocation

Please note that the ProFunds VP Rising Rates Opportunity and ING Limited Maturity Bond portfolios are also Special Funds, but closed to new allocations, effective April 30, 2007 and March 12, 2004, respectively.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “The
Trust and Funds — Covered Funds, Special Funds and Excluded Funds.”

For Contracts with the MGIB rider purchased before August 21, 2006 (subject to availability), the ING
Intermediate Bond Portfolio is designated as a Special Fund.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

For Contracts with the MGIB rider purchased on and after August 21, 2006 (subject to availability), there is an allocation requirement. If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation
Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Access – 28769

20

Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such investment portfolios after the date of the change.

Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the
Contract any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are
considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic
Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation
Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the
Company with direction and authorization to process these transactions, including reallocations into the Fixed
Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and
(2), where:

Access – 28769

21

1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:
	(a)	is the MGIB Rollup Base for Covered Funds; and
	(b)	is the MGIB Rollup Base for Special Funds; and
	(c)	is the contract value allocated to Excluded Funds; and
2)	Is the sum of (a) and (b) where:
	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and
	(b)	is the contract value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums adjusted pro-rata for withdrawals, subject to availability (300% otherwise and for Contracts with the MGIB rider purchased before August 21,
2006). This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Rollup Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0%
thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the
MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0%
thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges.
It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each
Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that
Fund category resulting from the withdrawal (including market value adjustment). This means that the MGIB Rollup Base for
Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal
(including market value adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund category on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1200, the MGIB Rollup Base for Covered Funds is

Access – 28769

22

also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for
Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from
Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds on a pro-rata basis. But the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB
Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the
MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for
Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)	on the rider date, eligible premiums or the contract value (if the rider is added after the contract date) allocated to
Covered Funds and Special Funds;

2)	on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and
Special Funds is set equal to the greater of:

(a) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special
Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered
Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90.
A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

3)	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet
Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to
Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded
Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Eligible premiums are those premiums added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Withdrawals reduce each MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract

Access – 28769

23

value in that fund category resulting from the withdrawal (including market value adjustment). This means that the MGIB
Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including market value adjustment) reduces the contract value allocated to
Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including market value adjustment), the MGIB Ratchet Base for Covered
Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds, net transfers will reduce the MGIB
Ratchet Base for Covered Funds and Special Funds on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and
Special Funds is $1200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in Covered
Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered
Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB
Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds on a pro-rata basis. But the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit
Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded
Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB
Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary occurring at least 10 years after the date when you decide to exercise your right to annuitize under the
MGIB rider.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment
(see Appendix C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
2)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment
(see Appendix C) applied to the then-current income factors in effect for the annuity option you selected; or
3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and market value adjustment (see
Appendix C) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the

Access – 28769

24

rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see Appendix F — “Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of any contract anniversary that occurs at least ten years after the MGIB rider date. At your request, the Company may, at its discretion, extend the latest contract annuity start date without extending the MGIB Date.

The following are the MGIB annuity options available under the MGIB Rider:

1)	Income for Life (single life or joint life with 100% Survivor) and 10-20 year fixed period.
2)	Income for 20-30 year fixed period.
3)	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the
MGIB annuity options available under the MGIB Rider. This option may only be exercised in the 30 day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted on a pro-rata basis. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases,” above.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the
Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factor.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero.
You may wish to purchase this rider if you are concerned that you may outlive your income.

Access – 28769

25

Important Note:
We introduced the ING LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and
January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the ING
LifePay Plus rider which was available for sale from May 1, 2009 through March 15, 2010, in states where approved.
If this form of the ING LifePay Plus riderwas not approved for sale in your state when you purchased the rider, then please see Appendix I for the information about the form of the ING LifePay Plus rider which was available to you.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 85 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay
Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The ING LifePay Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The ING LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, Contracts issued on and after November 1, 2004 were eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the
ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING LifePay Plus rider.
More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum
Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the ING LifePay Plus rider offers the Income Optimizer. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay
Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider:
on the Contract date – equal to the initial premium; or after the Contract date – equal to the Contract value on the effective date of the rider.

Access – 28769

26

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus
Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the Lifetime
Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even
though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum
Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-
party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account
Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess
Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the
Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming
Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual
Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal
Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING
LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the
ING LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-Up.
Like the ING LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract.
Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not

Access – 28769

27

have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the ING LifePay
Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the Contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal
Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the
Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus
Base will be set equal to that Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The ING LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the annuitant’s life. We call this option the Income Optimizer. You may elect the Income
Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “Federal Tax Considerations” for more information. The Income Optimizer is only available on non-qualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the ING LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract;
annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Access – 28769

28

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining
Contract value and death benefit and the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The
Terminal Date is the contract anniversary following the annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your Contract value that may remain before the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless,
your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the ING
LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual
Withdrawal at that time. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the
Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required
Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this
Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess
Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess
Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to
be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an
Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the ING LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit
Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the
Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the
Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider;
no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the
Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit
Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic
Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay
Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay Plus Base remains eligible for

Access – 28769

29

Step-ups. Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic
Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%;
40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	ING Retirement Moderate Growth Portfolio
ING Invesco Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING Retirement Conservative Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on

Access – 28769

30

any ING LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the
Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic
Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed
Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an
ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay
Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING
LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime
Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death.
Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices
– Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the ING LifePay Plus Base is recalculated to equal the Contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s

Access – 28769

31

guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals.
The ING LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the ING LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax
Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day is greater than the ING LifePay Plus Base on the date the
Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to that Contract value before the
Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the
Step-up Tracker will be recalculated at the same time as the ING LifePay Plus Base. Also, upon spousal continuation, the
ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue,
SO LONG AS the surviving spouse as annuitant is age 59½. The amount of these continuing payments may change since both the ING LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age.
The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the
Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;
9)	change of owner pursuant to a court order; and
10)	change of qualified plan ownership to that of the beneficial owner.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the
Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the
Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal
Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted. See Appendix I for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Access – 28769

32

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see
“Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint
LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your
Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note: We introduced the ING Joint LifePay Plus rider on August 20, 2007 and launched changes to it on
April 28, 2008 and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the ING Joint LifePay Plus rider which was available for sale from May 1, 2009 through March 15, 2010, in states where approved. If this form of the ING Joint LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see Appendix I for the information about the form of the ING Joint LifePay
Plus rider which was available to you.

Eligibility. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 85.
Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The
ING Joint LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The ING Joint LifePay
Plus rider is subject to broker/dealer availability. Please note that the ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The ING Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, Contracts issued on and after November 1, 2004 were eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the
ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint
LifePay Plus rider, including continuing the ING Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

Access – 28769

33

2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active
Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
3)	the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the
ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the
Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint
LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint LifePay Plus rider also terminates with a change in Contract ownership
(other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay
Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the ING Joint LifePay Plus rider offers the Income
Optimizer. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since
Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be
Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus
Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime
Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even
though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum
Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

Access – 28769

34

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-
party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account
Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess
Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum
Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual
Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING
LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the
ING LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up.
Like the ING LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract.
Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the
ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the Contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract;
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
6)	the last Active Spouse dies.

Access – 28769

35

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal
Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the
Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus
Base will be set equal to that Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint LifePay Plus rider in calculating the Maximum Annual
Withdrawal for the first time.

Income Optimizer. The ING Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual
Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer.
You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. The Income
Optimizer is only available on non-qualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the ING LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract;
annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining
Contract value and death benefit and the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status.
The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your Contract value that may remain before the ING Joint LifePay Plus rider enters Lifetime
Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the ING
Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the
Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider

Access – 28769

36

data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual
Withdrawal at that time. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your
Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an
Excess Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess
Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to
be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an
Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the ING Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay
Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:
The Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay
Plus rider; No further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic
Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic
Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay
Plus Base remains eligible for Step-ups. Once the ING Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit
Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while
Lifetime Automatic Periodic Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic
Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will

Access – 28769

37

equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	ING Retirement Moderate Growth Portfolio
ING Invesco Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING Retirement Conservative Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the
Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic
Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

Access – 28769

38

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA).
Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING
LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic
Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING
LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the
ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters
Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active
Spouse’s death. Upon the last Active Spouse’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices
– Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active
Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of

Access – 28769

39

the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO
LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable
Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the ING LifePay Plus
Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING Joint LifePay
Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day is greater than the ING LifePay Plus Base on the date the
Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to that Contract value before the
Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the
Step-up Tracker will be recalculated at the same time as the ING LifePay Plus Base. Also, upon spousal continuation, the
ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active
Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the
Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the
Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal
Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges
(e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest

Access – 28769

40

Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.
You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service
Center. The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a
Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C for more information on the application of the Market Value Adjustment.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more
Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the
Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i)
a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you instruct otherwise, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Access – 28769

41

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-
qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature
You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program.
This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of Market Value Adjustments. Systematic withdrawals from Fixed Interest
Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and
72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value
Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal)
so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your
Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Access – 28769

42

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “Living
Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed
Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various

Access – 28769

43

fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service
Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).
Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

Access – 28769

44

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets Portfolio or a
Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include

Access – 28769

45

earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest
Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio. Such transfer will trigger a Market Value
Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service
Center at least 7 days before the next transfer date.

Transfers under the DCA program must be in compliance with the investment restrictions for the living benefit riders. If you set up DCA transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trusts and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

· Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

· Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted
Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

· Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed Interest
Allocation from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “Trust and Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted
Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

Access – 28769

46

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account I. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center
(“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.
Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty.
Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death
Benefit or (iii) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum	Option	Additional Requirement
Issue Age
79	Annual Ratchet Enhanced Death Benefit	ING LifePay Plus rider or ING Joint LifePay Plus rider is
also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced
Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the
Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was 80 for a Contract with the Standard Death benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) were age 79 or younger at the time of application AND you purchased the ING LifePay Plus rider

Access – 28769

47

or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you).
Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7
Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the
Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the
Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or
Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual Ratchet
Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint annuitants if the contract owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death
Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the
Enhanced Death Benefit. The ING LifePay Plus and ING Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payments allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

· Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the
Standard MGDB in Covered Funds.
· Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death
Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced

Access – 28769

48

Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death
Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death
Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet
Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options: the
Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days notice to you, designate any investment portfolio as a Special
Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds.
On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet
MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to
Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to
Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)	the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet
MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Access – 28769

49

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds.
The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to
Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from
Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet
MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the
Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution
Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and

2)	the lesser of:

	(a)	2.5 times all premium payments, adjusted for withdrawals (the “cap”); and
	(b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to
Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded
Funds.

For Contracts issued prior to August 21, 2006, the cap is 3 times all premium payments, adjusted for withdrawals.

Access – 28769

50

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

  ING Liquid Assets Portfolio
  Fixed Interest Allocation

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective
April 30, 2007.

For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.

The ING Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the ING Intermediate Bond Portfolio is
designated as a Special Fund.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers.
There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category
(i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.
The increase in the 7% MGDB allocated to the fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

Note:	In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to
150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective

Access – 28769

51

date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Charges Deducted from the Subaccounts – Optional Rider Charges - Earnings Multiplier Benefit Rider Charge”
for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in
“Federal Tax Considerations – Tax Consequences of Living Benefits and Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max
7 Enhanced Death Benefit and the new or surviving owner is attained 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death
Benefit, the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid
Assets Portfolio subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s
Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts

Access – 28769

52

in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio subaccount, or its successor.

The death benefit will then terminate. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid
Assets Portfolio, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the
Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the

Access – 28769

53

annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the ING LifePay Plus or ING Joint
LifePay Plus riders. There is no death benefit after the annuity start date.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed
Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payments under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any market value adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing by 1,000. The applicable payment factor will depend on: the annuity option; payment date; the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date
You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the
SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire.
Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights
A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

Access – 28769

54

The Annuity Options
The Contract has 4 annuity options. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the
Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments.
At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available upon request.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)	For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options
1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.
2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify our
Customer Service Center of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock
Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate

Access – 28769

55

Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the
Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our
Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value.
Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose
(currently, the ING Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order.
We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

ING Financial Partners, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services
LLC for the sale of our variable annuity contracts.

Access – 28769

56

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

Access – 28769

57

The following is a list of the top 25 selling firms that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Morgan Stanley Smith Barney LLC	14.	First Allied Securities Inc.
2.	LPL Financial Corporation	15.	Woodbury Financial Services Inc.
3.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	16.	Commonwealth Financial Network Inc.
4.	ING Financial Partners Inc.	17.	SII Investments Inc. WI
5.	Wells Fargo Advisors, LLC	18.	ING Financial Partners, Inc.-CAREER
6.	Wells Fargo Advisors, LLC (Bank Channel)	19.	Wells Fargo Advisors Financial Network, LLC
7.	UBS Financial Services Inc.	20.	Ameriprise Financial Services Inc.
8.	Raymond James Financial Services Inc.	21.	Centaurus Financial Inc.
9.	ING Financial Partners, Inc.-Retirement Channels	22.	Cetera Investment Services LLC
10.	National Planning Corporation	23.	Raymond James and Associates Inc.
11.	Cetera Advisors LLC	24.	Wells Fargo SEC, LLC
12.	Cetera Advisor Networks LLC	25.	Cambridge Investment Research Inc.
13.	Securities America Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance
Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC ability to distribute the contract or upon the separate account.

Access – 28769

58

Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed
Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the
Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401,
408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Access – 28769

59

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

Access – 28769

60

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same

Access – 28769

61

way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2013, your entire balance must be distributed by August
31, 2018. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents.
Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

Access – 28769

62

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions.
In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions to retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

Access – 28769

63

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

Access – 28769

64

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Access – 28769

65

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Access – 28769

66

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2013, your entire balance must be distributed to the designated beneficiary by December 31, 2018.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Access – 28769

67

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a contract occurs under the ING
LifePay Plus or ING LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus or ING
Joint LifePay Plus rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit.
As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax advisor about the tax consequences of living benefits.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the ING LifePay Plus or ING Joint
LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum
Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the ING LifePay Plus or
ING Joint LifePay Plus rider, causing a pro-rata reduction of the ING LifePay Plus Base and Maximum Annual Withdrawal.
This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the contract has been fully recovered, the full amount of each of your future Maximum
Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit.
In addition, the provision of such benefits may result in currently taxable income, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax advisor about the tax consequences of enhanced death benefits.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Access – 28769

68

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Access – 28769

69

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271, Des Moines,
Iowa 50306-9271.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, ING GOLDENSELECT ACCESS 333-28769. Please Print or Type:

__________________________________________________ Name __________________________________________________ Street Address __________________________________________________ City, State, Zip

05/01/2013

Access – 28769

70

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2012, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2012 are not reflected in the following information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97	$10.22
Value at end of period	$14.53	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	7,402,343	8,153,827	9,154,108	10,400,918	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83
Value at end of period	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04
Number of accumulation units outstanding at end of period	1,719,739	2,007,400	2,311,978	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.60	$9.66	$8.75	$7.19	$9.94
Value at end of period	$10.94	$9.60	$9.66	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,536,382	6,393,738	6,373,630	6,199,815	3,167,031
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.32	$10.01
Value at end of period	$10.74	$9.32
Number of accumulation units outstanding at end of period	289,952	100,923

Access	A 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$10.02
Value at end of period	$10.05	$8.81
Number of accumulation units outstanding at end of period	207,425	71,083
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$18.20	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	8,740,619	9,594,991	10,785,643	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.44	$13.40	$12.07	$9.08	$9.99
Value at end of period	$13.87	$12.44	$13.40	$12.07	$9.08
Number of accumulation units outstanding at end of period	2,693,199	2,890,339	2,196,476	1,804,007	296,480
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$13.77	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,997,198	2,008,361	2,127,773	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.16	$11.01	$10.59	$9.88
Value at end of period	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	5,636,752	5,459,336	3,408,948	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Value at end of period	$12.49	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98
Number of accumulation units outstanding at end of period	1,412,347	1,492,741	1,445,316	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$11.40	$9.78	$6.50	$9.99
Value at end of period	$10.67	$10.05	$11.40	$9.78	$6.50
Number of accumulation units outstanding at end of period	2,840,859	2,940,390	3,411,901	2,801,527	1,504,065
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.67	$10.23	$9.78	$8.85	$10.01
Value at end of period	$11.20	$10.67	$10.23	$9.78	$8.85
Number of accumulation units outstanding at end of period	7,095,031	7,494,146	8,176,396	7,895,772	4,629,576
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06
Value at end of period	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11
Number of accumulation units outstanding at end of period	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196

Access		A 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669	7,654
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.73	$8.63	$7.01	$5.84	$10.40	$10.18
Value at end of period	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	4,326,264	4,943,231	6,040,110	5,557,861	5,640,975	1,412,784
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	188,165	94,586	113,073	7,459
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23
Value at end of period	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.565	$9.52
Number of accumulation units outstanding at end of period	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.79	$10.01	$9.10	$7.29	$11.89	$12.42
Value at end of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	2,841,226	3,129,466	3,338,775	3,218,271	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.32	$8.55	$7.83	$6.09	$9.61	$10.00
Value at end of period	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	13,612,767	15,200,030	16,813,479	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	47,433	72,547	76,851	5,674
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.86	$9.96
Value at end of period	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,246,977	1,282,948
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05
Value at end of period	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09
Number of accumulation units outstanding at end of period	1,555,329	1,732,824	2,021,669	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286

Access

A 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.50	$11.12	$10.15	$7.13	$12.03	$11.40	$10.01
Value at end of period	$10.21	$9.50	$11.12	$10.15	$7.13	$12.03	$11.40
Number of accumulation units outstanding at end of period	29,653	32,577	37,293	40,541	48,118	72,778	39,144
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.57	$9.99
Value at end of period	$10.87	$9.57
Number of accumulation units outstanding at end of period	17,914,965	19,736,037
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	952,657	1,068,924	1,477,004	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Value at end of period	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13
Number of accumulation units outstanding at end of period	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	849,883	818,658	1,156,598	1,391,858	139,687
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346	333,809

Access

A 4

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19
Value at end of period	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94
Number of accumulation units outstanding at end of period	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.40	$11.05	$9.86	$9.81
Value at end of period	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	62,624	178,839	63,936	3,051
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23
Value at end of period	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01
Number of accumulation units outstanding at end of period	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,723,331	1,622,804	1,415,034	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Value at end of period	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38
Number of accumulation units outstanding at end of period	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986
ING LARGE CAP GROWTH PORTFOLIO(CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	30,794,923
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234	26,871	13,651
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$10.05
Value at end of period	$11.33	$10.05
Number of accumulation units outstanding at end of period	830,633	569,147
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16
Value at end of period	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44
Number of accumulation units outstanding at end of period	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84
Value at end of period	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74
Number of accumulation units outstanding at end of period	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52
Value at end of period	$18.16	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76
Number of accumulation units outstanding at end of period	2,853,550	3,313,503	4,057,532	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23
Value at end of period	$29.49	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	2,826,330	3,226,359	3,828,532	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693

Access

A 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	3,388,450	3,840,254	3,829,027	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355	457,358	440,238
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Value at end of period	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01
Number of accumulation units outstanding at end of period	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.28	$11.97	$10.65	$8.44	$9.99
Value at end of period	$12.55	$11.28	$11.97	$10.65	$8.44
Number of accumulation units outstanding at end of period	930,087	1,104,622	980,145	563,863	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71
Value at end of period	$20.42	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	20,005,159	20,027,467	22,821,794	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$12.19	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	4,990,527	5,724,050	6,475,612	7,406,984	8,408,547	7,528,407	7,507,837	7,692,715
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.17	$8.84	$8.32	$8.25
Value at end of period	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	7,030,422	7,346,128	6,256,899	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.05	$10.31	$9.37	$9.22
Value at end of period	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	63,995,469	68,956,114	74,275,484	79,472,323

Access

A 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.40	$10.54	$9.63	$9.49
Value at end of period	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	38,485,278	42,036,780	46,040,296	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.73	$10.65	$9.86	$9.75
Value at end of period	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	20,961,634	22,515,408	24,451,343	25,879,317
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.42	$14.07	$12.69	$10.27
Value at end of period	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,378,422	1,637,094	1,455,162	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	4,545,292	4,462,209	5,649,134	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.59	$13.71	$12.51	$10.35
Value at end of period	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	373,421	310,000	194,823	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.55	$16.13	$13.00	$10.36
Value at end of period	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,975,775	2,267,474	2,632,553	2,765,328
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,669,174	1,745,841	1,854,424	1,478,202	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62
Value at end of period	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31
Number of accumulation units outstanding at end of period	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,187,162	1,422,232	1,686,231	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96
Value at end of period	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52
Number of accumulation units outstanding at end of period	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997

Access

A 7

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45
Value at end of period	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24
Number of accumulation units outstanding at end of period	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80
Value at end of period	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55
Number of accumulation units outstanding at end of period	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19	$10.24
Value at end of period	$11.48	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	52,229	54,596	59,966	92,507	159,712	211,221	240,320	119,772
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	191,794
PROFUND VP BULL
Value at beginning of period	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67
Value at end of period	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26
Number of accumulation units outstanding at end of period	80,226	96,088	119,978	139,938	178,757	302,151	644,480	939,625	1,756,560	1,824,762
PROFUND VP EUROPE 30
Value at beginning of period	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05
Value at end of period	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	74,259	85,942	104,606	126,512	152,071	193,438	348,410	492,243	526,719	648,934

Access

A 8

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	266,658	270,919	290,517	316,599	402,662	538,853	708,583	1,016,831	834,452	98,866

Separate Account Annual Charges of 2.35%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.45	$10.04	$9.37	$7.94	$10.12
Value at end of period	$10.15	$9.45	$10.04	$9.37	$7.94
Number of accumulation units outstanding at end of period	934,023	1,064,826	1,076,203	1,786,545	868,356
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59	$9.86
Value at end of period	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59
Number of accumulation units outstanding at end of period	25,706	28,540	33,715	39,739	40,940	48,888	67,331	72,090
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option May 2005)
Value at beginning of period	$11.89	$12.52	$10.97	$8.29	$14.82	$12.94	$11.89	$10.24
Value at end of period	$13.48	$11.89	$12.52	$10.97	$8.29	$14.82	$12.94	$11.89
Number of accumulation units outstanding at end of period	409,258	435,657	533,206	621,591	742,258	635,885	416,098	196,054
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.48	$9.65	$8.60	$6.78	$12.14	$12.28	$10.48	$9.93
Value at end of period	$10.84	$9.48	$9.65	$8.60	$6.78	$12.14	$12.28	$10.48
Number of accumulation units outstanding at end of period	101,278	117,867	125,267	142,561	176,414	272,175	200,164	112,202
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.27	$9.41	$8.60	$7.14	$10.15
Value at end of period	$10.46	$9.27	$9.41	$8.60	$7.14
Number of accumulation units outstanding at end of period	212,124	176,299	174,196	158,253	144,997
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.24	$10.52
Value at end of period	$10.54	$9.24
Number of accumulation units outstanding at end of period	10,021	4,342
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.73	$9.84
Value at end of period	$9.86	$8.73
Number of accumulation units outstanding at end of period	6,948	4,388
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.22	$13.42	$12.88	$9.27	$16.49	$14.15	$12.24	$10.19
Value at end of period	$12.85	$11.22	$13.42	$12.88	$9.27	$16.49	$14.15	$12.24
Number of accumulation units outstanding at end of period	476,957	529,544	618,908	659,463	616,655	603,416	325,441	144,537

Access

A 9

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.05	$13.11	$11.91	$9.05	$9.36
Value at end of period	$13.30	$12.05	$13.11	$11.91	$9.05
Number of accumulation units outstanding at end of period	69,221	94,730	508,247	32,416	6,131
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93	$10.02
Value at end of period	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93
Number of accumulation units outstanding at end of period	260,859	345,820	337,728	327,598	274,754	208,722	82,600	44,082
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.26	$11.01	$10.54	$8.99	$12.90	$12.17	$10.95	$9.98
Value at end of period	$13.06	$11.26	$11.01	$10.54	$8.99	$12.90	$12.17	$10.95
Number of accumulation units outstanding at end of period	176,759	116,866	112,574	117,499	131,422	71,273	44,195	24,904
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.85	$10.83	$10.51	$9.87
Value at end of period	$12.30	$11.85	$10.83	$10.51
Number of accumulation units outstanding at end of period	581,179	638,466	233,842	163,423
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.55	$9.94	$8.97	$7.06	$11.86	$11.38	$10.88	$10.06
Value at end of period	$10.68	$9.55	$9.94	$8.97	$7.06	$11.86	$11.38	$10.88
Number of accumulation units outstanding at end of period	92,725	97,468	79,711	82,747	70,575	55,472	45,592	20,687
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.70	$11.11	$9.63	$6.46	$9.99
Value at end of period	$10.19	$9.70	$11.11	$9.63	$6.46
Number of accumulation units outstanding at end of period	230,667	284,861	247,484	183,443	84,561
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.27	$9.94	$9.60	$8.77	$10.01
Value at end of period	$10.68	$10.27	$9.94	$9.60	$8.77
Number of accumulation units outstanding at end of period	326,911	301,115	401,888	470,088	203,705
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54	$11.42
Value at end of period	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	74,826	80,475	90,579	99,966	139,822	85,848	39,826
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63	$9.70
Value at end of period	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63
Number of accumulation units outstanding at end of period	91,971	101,767	108,093	134,737	155,675	199,745	226,140	134,773
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99	$10.22
Value at end of period	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	246,050	268,406	323,478	357,068	314,742	148,855	34,010

Access

A 10

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01	$10.24
Value at end of period	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	198,174	212,175	267,625	276,908	262,843	179,995	56,659
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.41	$8.36	$6.85	$5.76	$10.36	$10.13
Value at end of period	$8.54	$7.41	$8.36	$6.85	$5.76	$10.36
Number of accumulation units outstanding at end of period	227,544	246,880	405,717	384,103	464,609	77,433
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$7.02	$8.69	$8.19
Value at end of period	$8.35	$7.02	$8.69
Number of accumulation units outstanding at end of period	0	0	110
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76	$10.67
Value at end of period	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76
Number of accumulation units outstanding at end of period	206,785	239,905	276,648	321,684	317,226	229,273	90,403	55,130
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85	$9.94
Value at end of period	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	470,491	489,208	451,080	421,571	359,683	304,954	93,050
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.35	$9.66	$8.86	$7.17	$11.81	$12.55
Value at end of period	$10.37	$9.35	$9.66	$8.86	$7.17	$11.81
Number of accumulation units outstanding at end of period	162,522	160,607	159,919	161,520	129,059	139,256
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.95	$8.25	$7.63	$5.99	$9.54	$10.00
Value at end of period	$9.00	$7.95	$8.25	$7.63	$5.99	$9.54
Number of accumulation units outstanding at end of period	492,378	562,265	664,969	897,392	929,525	596,214
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.19	$10.89	$9.08
Value at end of period	$11.47	$10.19	$10.89
Number of accumulation units outstanding at end of period	591	614	3,017
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.78	$10.03
Value at end of period	$8.30	$8.78
Number of accumulation units outstanding at end of period	148,479	186,328
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.54	$19.77	$16.64	$12.39	$21.51	$16.53	$13.94	$10.22
Value at end of period	$16.64	$17.54	$19.77	$16.64	$12.39	$21.51	$16.53	$13.94
Number of accumulation units outstanding at end of period	206,180	220,304	261,052	360,250	378,361	303,654	123,970	84,669
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.02	$10.66	$9.82	$6.97	$11.87	$11.36	$10.04
Value at end of period	$9.60	$9.02	$10.66	$9.82	$6.97	$11.87	$11.36
Number of accumulation units outstanding at end of period	10,828	10,952	11,260	11,286	11,905	22,430	13,843

Access		A 11

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.48	$9.98
Value at end of period	$10.66	$9.48
Number of accumulation units outstanding at end of period	852,858	851,297
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.28	$8.52	$7.66	$6.04	$9.39
Value at end of period	$9.33	$8.28	$8.52	$7.66	$6.04
Number of accumulation units outstanding at end of period	551,572	584,744	169,041	185,966	92,800
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.77	$13.52	$12.87	$10.19
Value at end of period	$13.50	$10.77	$13.52	$12.87
Number of accumulation units outstanding at end of period	36,875	41,076	45,723	80,767
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35	$9.86
Value at end of period	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35
Number of accumulation units outstanding at end of period	28,675	29,567	34,596	44,071	47,359	58,677	117,769	87,671
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08	$9.90
Value at end of period	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08
Number of accumulation units outstanding at end of period	51,875	54,098	58,002	66,645	68,892	171,668	89,686	66,615
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68	$10.23
Value at end of period	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68
Number of accumulation units outstanding at end of period	49,722	48,852	51,314	53,319	59,155	67,224	79,676	65,584
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04	$10.02
Value at end of period	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04
Number of accumulation units outstanding at end of period	750,804	831,004	927,831	842,268	966,670	1,009,134	456,528	37,651
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.74	$7.88	$7.49	$6.02	$10.39
Value at end of period	$7.79	$6.74	$7.88	$7.49	$6.02
Number of accumulation units outstanding at end of period	43,265	55,538	66,408	49,609	2,335
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52	$10.19
Value at end of period	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52
Number of accumulation units outstanding at end of period	95,254	81,043	76,538	69,884	65,667	74,289	68,352	38,677
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79	$10.15
Value at end of period	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79
Number of accumulation units outstanding at end of period	94,863	91,291	111,118	139,616	122,185	61,472	37,243	22,777
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97	$10.34
Value at end of period	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97
Number of accumulation units outstanding at end of period	149,976	156,097	161,053	180,266	153,810	85,811	81,382	44,660

Access		A 12

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.20	$10.92	$9.84	$10.02
Value at end of period	$9.67	$9.20	$10.92	$9.84
Number of accumulation units outstanding at end of period	1,237	1,996	3,430	488
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01	$11.39
Value at end of period	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01
Number of accumulation units outstanding at end of period	188,178	139,259	154,288	231,109	211,142	262,409	112,578	51,221
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.05	$10.11	$8.42	$6.86	$10.32
Value at end of period	$11.78	$10.05	$10.11	$8.42	$6.86
Number of accumulation units outstanding at end of period	168,682	140,398	103,224	18,745	8,263
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36	$9.53
Value at end of period	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36
Number of accumulation units outstanding at end of period	129,591	102,204	138,812	139,793	101,227	152,984	91,491	40,777
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.02
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,128,608
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22	$9.73
Value at end of period	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22
Number of accumulation units outstanding at end of period	156,889	132,179	90,392	60,434	6,496	7,068	6,553	4,088
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.96	$10.04
Value at end of period	$11.12	$9.96
Number of accumulation units outstanding at end of period	53,251	64,676
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03	$9.99
Value at end of period	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03
Number of accumulation units outstanding at end of period	737,885	653,047	672,652	968,348	2,009,948	801,583	328,677	249,424
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.15	$10.57	$9.03	$7.17	$12.30	$11.04	$10.77	$9.90
Value at end of period	$11.15	$10.15	$10.57	$9.03	$7.17	$12.30	$11.04	$10.77
Number of accumulation units outstanding at end of period	193,323	216,643	203,279	225,967	244,251	276,604	227,513	120,835
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.47	$10.55	$9.84	$8.54	$11.27	$11.10	$10.15	$10.03
Value at end of period	$11.36	$10.47	$10.55	$9.84	$8.54	$11.27	$11.10	$10.15
Number of accumulation units outstanding at end of period	334,350	334,277	370,558	440,886	486,533	344,143	319,608	218,184
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.37	$15.75	$14.19	$10.94	$17.99	$14.46	$11.32	$10.10
Value at end of period	$18.11	$16.37	$15.75	$14.19	$10.94	$17.99	$14.46	$11.32
Number of accumulation units outstanding at end of period	158,098	219,117	154,716	172,920	238,488	228,951	119,139	45,127

Access		A 13

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92	$10.16
Value at end of period	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92
Number of accumulation units outstanding at end of period	64,061	79,808	140,135	40,002	33,559	1,658	1,797	1,801
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10	$10.03
Value at end of period	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10
Number of accumulation units outstanding at end of period	211,745	156,962	149,109	127,893	175,050	147,370	75,553	38,048
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.93	$11.71	$10.51	$8.41	$8.13
Value at end of period	$12.03	$10.93	$11.71	$10.51	$8.41
Number of accumulation units outstanding at end of period	10,482	11,155	11,393	13,620	1,685
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89	$10.11
Value at end of period	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89
Number of accumulation units outstanding at end of period	110,885	105,921	97,880	103,453	114,372	113,785	85,021	35,817
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21	$10.11
Value at end of period	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21
Number of accumulation units outstanding at end of period	423,818	258,511	394,261	135,645	149,881	190,302	165,859	103,019
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.11	$12.97	$12.34	$11.04	$10.85	$10.19	$10.01	$9.99
Value at end of period	$13.92	$13.11	$12.97	$12.34	$11.04	$10.85	$10.19	$10.01
Number of accumulation units outstanding at end of period	2,036,465	2,127,253	2,466,193	2,340,749	1,650,532	570,284	123,284	78,500
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91	$10.11
Value at end of period	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91
Number of accumulation units outstanding at end of period	48,576	49,020	40,824	43,893	45,235	40,613	36,859	18,205
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.44	$11.25	$9.77	$7.99	$12.24	$11.88	$10.83	$10.04
Value at end of period	$11.31	$10.44	$11.25	$9.77	$7.99	$12.24	$11.88	$10.83
Number of accumulation units outstanding at end of period	193,342	211,620	229,560	253,470	262,350	212,042	142,507	112,654
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.46	$8.98	$8.74	$8.30
Number of accumulation units outstanding at end of period	810,817	1,126,761	535,970	480,746
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.83	$10.19	$9.35	$9.21
Value at end of period	$10.85	$9.83	$10.19	$9.35
Number of accumulation units outstanding at end of period	3,073,303	3,444,258	3,824,298	3,683,496
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.18	$10.42	$9.61	$9.49
Value at end of period	$11.10	$10.18	$10.42	$9.61
Number of accumulation units outstanding at end of period	1,740,020	2,026,044	1,969,328	2,239,686

Access		A 14

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$10.53	$9.84	$9.75
Value at end of period	$11.30	$10.50	$10.53	$9.84
Number of accumulation units outstanding at end of period	1,263,948	1,402,626	1,681,462	1,842,613
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.04	$13.84	$12.60	$10.18
Value at end of period	$15.67	$14.04	$13.84	$12.60
Number of accumulation units outstanding at end of period	47,688	54,888	27,688	23,351
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.76	$8.79	$8.03	$6.66	$10.24
Value at end of period	$9.86	$8.76	$8.79	$8.03	$6.66
Number of accumulation units outstanding at end of period	185,779	85,449	118,752	92,362	14,495
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.24	$13.48	$12.42	$10.61
Value at end of period	$14.99	$13.24	$13.48	$12.42
Number of accumulation units outstanding at end of period	48,920	34,737	13,781	17,012
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.15	$15.86	$12.91	$10.71
Value at end of period	$17.08	$15.15	$15.86	$12.91
Number of accumulation units outstanding at end of period	57,023	42,714	43,273	49,341
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.69	$10.13	$8.31	$6.09	$10.44
Value at end of period	$11.04	$9.69	$10.13	$8.31	$6.09
Number of accumulation units outstanding at end of period	126,206	122,670	129,023	114,394	79,434
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.84	$10.51	$8.54	$6.92	$10.15
Value at end of period	$11.13	$9.84	$10.51	$8.54	$6.92
Number of accumulation units outstanding at end of period	130,341	152,810	150,555	121,580	81,503
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87	$9.82
Value at end of period	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87
Number of accumulation units outstanding at end of period	12,613	12,853	13,292	15,741	17,960	29,796	38,043	19,195
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.15	$10.68	$8.82	$7.10	$10.67
Value at end of period	$11.33	$10.15	$10.68	$8.82	$7.10
Number of accumulation units outstanding at end of period	38,113	53,650	47,715	25,086	79,231
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68	$10.26
Value at end of period	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68
Number of accumulation units outstanding at end of period	1,350,382	1,453,927	1,567,788	2,019,408	2,081,471	1,498,910	1,019,681	472,634
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34	$9.97
Value at end of period	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34
Number of accumulation units outstanding at end of period	307,832	305,386	291,425	271,137	261,369	246,366	168,481	128,947

Access		A 15

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.69	$9.02	$7.92	$5.69	$10.11	$10.07
Value at end of period	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11
Number of accumulation units outstanding at end of period	67,749	89,433	49,172	39,025	22,538	20,546
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34	$10.12
Value at end of period	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34
Number of accumulation units outstanding at end of period	84,838	82,372	87,474	114,812	132,143	132,849	40,606	28,080
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11	$9.78
Value at end of period	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	479,939	224,776	219,302	256,478	198,346	71,973	17,408
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00	$9.98
Value at end of period	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00
Number of accumulation units outstanding at end of period	146,940	109,732	119,201	140,460	144,652	165,437	98,177	32,020
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.27	$10.79	$10.44	$10.13	$9.79
Value at end of period	$11.40	$11.27	$10.79	$10.44	$10.13
Number of accumulation units outstanding at end of period	139,406	235,943	165,685	228,018	266,714
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.65	$10.15	$9.20	$7.16	$12.22	$12.40	$11.11	$10.63
Value at end of period	$10.66	$9.65	$10.15	$9.20	$7.16	$12.22	$12.40	$11.11
Number of accumulation units outstanding at end of period	14,309	14,495	14,690	14,871	16,868	19,078	39,109	6,321
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.42	$7.90	$7.64	$6.02	$9.78
Value at end of period	$8.34	$7.42	$7.90	$7.64	$6.02
Number of accumulation units outstanding at end of period	360,622	373,188	377,940	421,558	403,112
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	5,007
PROFUND VP EUROPE 30
(Funds were first received in this option during January 2005)
Value at beginning of period	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62	$9.56
Value at end of period	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62
Number of accumulation units outstanding at end of period	3,518	3,745	4,369	4,966	5,575	6,211	9,972	7,102
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during January 2005)
Value at beginning of period	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01	$9.70
Value at end of period	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01
Number of accumulation units outstanding at end of period	321	324	761	2,153	3,957	4,770	17,494	9,301

Access

A 16

APPENDIX B

The Investment Portfolios

The following table reflects investment portfolio name changes.

Fund Name Changes
Former Fund Name	New Fund Name
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio
ING Pioneer Fund Portfolio	ING Multi-Manager Large Cap Core Portfolio
Invesco Van Kampen V.I. American Franchise Fund	Invesco V.I. American Franchise Fund

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	ING Index Plus MidCap Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ING Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	ING Large Cap Growth Portfolio (Class S)
ING Clarion Global Real Estate Portfolio (Class S)	ING Limited Maturity Bond Portfolio (Class S)
ING Clarion Real Estate Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class S)
ING Columbia Small Cap Value II Portfolio (Class S)	Invesco V.I. American Franchise Fund (Class I)
ING Global Resources Portfolio (Class S)	ProFund VP Bull
ING Growth and Income Portfolio (Class S)	ProFund VP Europe 30
ING Index Plus LargeCap Portfolio (Class S)	ProFund VP Rising Rates Opportunity

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Access – 28769

B-1

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure (such as the
American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Access – 28769

B-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully managed
investment policy utilizing U.S. and foreign equity, debt and
Investment Adviser: BlackRock Advisors, LLC	money market instruments, the combination of which will be
Investment Subadviser: BlackRock Investment Management,	varied from time to time both with respect to types of securities
LLC; BlackRock International Limited	and markets in response to changing market and economic
trends.
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds Global Growth and Income Portfolio	Seeks to provide you with long-term growth of capital while
providing current income.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Growth and Income Portfolio	Seeks to provide you with long-term growth of capital while
providing current income.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial Management Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment Management,
LLC

Access – 28769

B-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Bond Portfolio	Seeks to provide maximum total return through income and
capital appreciation.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management Investment
Advisers, LLC

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the EURO STOXX 50® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Company

* FMRSM is a service mark of Fidelity Management & Research
Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the FTSE 100
Index®.
Investment Subadviser: ING Investment Management Co. LLC

ING Global Perspectives Portfolio	Seeks total return.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

Access – 28769

B-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital
Investment Subadviser: ING Investment Management Co. LLC	appreciation and investment income will both be major factors in achieving total return.
ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Hang Seng
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Investment Subadviser: ING Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of a widely accepted International
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Japan TOPIX Index® Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Tokyo Stock Price Index®.
Investment Subadviser: ING Investment Management Co. LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

Access – 28769

B-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial Services
Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

Access – 28769

B-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management Investment
Advisers, LLC and The London Company of Virginia d/b/a The
London Company

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level of
Investment Adviser: Directed Services LLC	risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Portfolio but less than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.
ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Growth
Investment Subadviser: ING Investment Management Co. LLC	Index.

Access – 28769

B-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Growth
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell 2000® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel, LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

Access – 28769

B-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Barclays Capital U.S.
Investment Subadviser: ING Investment Management Co. LLC	Aggregate Bond Index.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree Investments

Effective July 12, 2013, this fund will change its name to ING
Global Value Advantage Portfolio, and at that time will change its investment objective to: Seeks long-term growth of capital and current income.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data
Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. LLC in connection with ING Hang
Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG
DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF
THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND
ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR
ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE
RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION
OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT
MANAGEMENT CO. LLC IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng
Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data
Services Limited and must not be construed to have created such relationship.

Access – 28769

B-9

APPENDIX C
Fixed Account I

Fixed Account I (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,”
“we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the
Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value
Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market
Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest
Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest
Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value
Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market
Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest
Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost

Access – 28769

C-1

averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets
Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest
Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value
Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any
Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest
Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation.
The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market
Value Adjustment works are included in the prospectus for the Fixed Account II.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market
Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Access – 28769

C-2

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information See the prospectus for Fixed Account I.

Access – 28769

C-3

APPENDIX D
Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account.
Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest
Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2013. The
Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed Interest Division.

Access – 28769

D-1

APPENDIX E

Special Funds and Excluded Funds Examples

Example #1:		The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element
(“7% MGDB”) of allocating your Contract Value to Special Funds.

	7% MGDB if 50% invested				7% MGDB if 0% invested			7% MGDB if 100% invested
	in Special Funds				in Special Funds				in Special Funds

End of Yr Covered Special			Total	End of Yr Covered Special			Total	End of Yr Covered Special			Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

	7% MGDB if transferred to				7% MGDB if transferred to
	Special Funds				Covered Funds
	at the beginning of year 6				at the beginning of year 6

End of Yr Covered Special			Total	End of Yr Covered Special			Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

Access – 28769

E-1

Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element
(“7% MGDB”) of allocating your Contract Value to Excluded Funds.

		7% MGDB if 50% invested in Excluded Funds

		Covered		Excluded		Total
		7%				7%		Death
	End of Yr MGDB		AV	7% MGDB	AV	MGDB	AV	Benefit
	0	500	500	500	500	1,000	1,000	1,000
	1	535	510	535	510	1,045	1,020	1,045
	2	572	490	572	490	1,062	980	1,062
	3	613	520	613	520	1,133	1,040	1,133
	4	655	550	655	550	1,205	1,100	1,205
	5	701	450	701	450	1,151	900	1,151
	6	750	525	750	525	1,275	1,050	1,275
	7	803	600	803	600	1,403	1,200	1,403
	8	859	750	859	750	1,609	1,500	1,609
	9	919	500	919	500	1,419	1,000	1,419
	10	984	300	984	300	1,284	600	1,284

	7% MGDB if 0% invested				7% MGDB if 100% invested
	in Excluded Funds				in Excluded Funds
	Covered				Excluded

			Death		7%		Death
End of Yr 7% MGDB		AV	Benefit	End of Yr MGDB”		AV	Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals
Accumulation Value (AV).

Access – 28769

E-2

Transfer from Covered Funds to Excluded Funds
at the beginning of year 6

	Covered		Excluded		Total
	7%		7%		7%		Death
End of Yr MGDB		AV	MGDB	AV	MGDB	AV	Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
(or pro-rata portion thereof for partial transfer). Transfers from Special Funds to
Excluded Funds work the same as Covered to Excluded (except 7% MGDB in
Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds
at the beginning of year 6

	Covered		Excluded		Total
	7%		7%		7%		Death
End of Yr MGDB		AV	MGDB”	AV	MGDB	AV	Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
Funds (or portion thereof for partial transfer) and AV transferred to Covered
Funds. Transfers from Excluded Funds to Special Funds work the same as
Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

Access – 28769

E-3

APPENDIX F

	Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
				Contract with
				MGIB Rider
			Contract with	between January	Contract with
		Contract without	MGIB Rider after	12, 2009 and May	MGIB Rider before
Age		MGIB Rider	May 1, 2009	1, 2009	January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45
Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

Access – 28769

F-1

Example 3
				Contract with
				MGIB Rider
			Contract with	between January	Contract with
		Contract without	MGIB Rider after	12, 2009 and May	MGIB Rider before
Age		MGIB Rider	May 1, 2009	1, 2009	January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10
Example 4
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity
	Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB
Rollup Rate.

Access – 28769

F-2

APPENDIX G
ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime
Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal
Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum
Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the ING
LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 – 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the
Maximum Annual Withdrawal.

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.
However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the
$1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by
2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).
The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

Access – 28769

G-1

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken,
$6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum
Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the
Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing
Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing
Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal
Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken,
$8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the
Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).
If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12% ($2,000 /
$50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

Access – 28769

G-2

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.
However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the
$1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 /
$48,500) to $4,849 ((1 – 1.03%) * $4,899).

Access – 28769

G-3

APPENDIX H
Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments
A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No

Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate
$150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed
Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and
$350,000 to Other Funds.

II.	Partial Withdrawals
A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds

($65,000), 30% to the Fixed Allocation Fund ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds
Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 30% of the total amount allocated to the Fixed
Allocation Fund and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation
Fund, so that the amount allocated to the Fixed Allocation Fund ($1,800) is 30% of the total amount allocated to the Fixed
Allocation Funds and Other Funds ($6,000).

Access – 28769

H-1

APPENDIX I
ING LifePay Plus and ING Joint LifePay Plus

Important Note: The information immediately below pertains to the form of the ING LIfePay Plus and ING Joint
LifePay Plus riders available for sale on and after April 28, 2008 through May 1, 2009 in states where approved (page
I-8 for the ING Joint LifePay Plus rider). If this form of the ING LifePay Plus or ING Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-16 for more information
(page I-23 for the ING Joint LifePay Plus rider).

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero.
You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay
Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option
Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your
Contract already has the ING LifePay or ING LifePay Plus rider, then you may be eligible to elect this version of the ING
LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the
ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.
A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic
Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual
Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.”

Access – 28769

I-1

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the
Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING LifePay Plus rider.
More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum
Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit
Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal
(since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before
January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be
Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the
ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider:
On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus
Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the Lifetime
Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even
though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum
Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-
party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is

Access – 28769

I-2

considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account
Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess
Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the
Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming
Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual
Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal
Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a
Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.
Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.
Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6%
Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The
7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING LifePay
Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59 ½. On this date, the ING LifePay
Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the current Contract value. The Lifetime
Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

Access – 28769

I-3

4)	surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal
Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59½ to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009)-. Also, the Maximum Annual Withdrawal Percentage can increase with the
Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value is greater than the ING LifePay Plus
Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the
Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal
Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.
For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the
Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required
Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this
Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess
Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess
Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to
be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an
Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining

Access – 28769

I-4

will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly
Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING LifePay
Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit
Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the
Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the
Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the
Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit
Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic
Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59 ½. During this time, the ING
LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009).
Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic
Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Access – 28769

I-5

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund		ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio		ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio		ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio		ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio		ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio		Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio		ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio		ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation
Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed
Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed
Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Access – 28769

I-6

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an
ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay
Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING
LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly
Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12,, 2009).

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime
Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death.
Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices
– Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the ING LifePay Plus Base is recalculated to equal the Contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals.
The ING LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the ING LifePay Plus Base
(Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax
Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to the Contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus
Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

Access – 28769

I-7

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
9)	change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the
Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the
Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal
Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see
“Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note: The below information pertains to the form of the ING Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the ING Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Page I-23.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint
LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your
Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80.
Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The
ING Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your
Contract already has the ING Joint LifePay or ING Joint LifePay Plus rider, then you may be eligible to elect this version of the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer
Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the

Access – 28769

I-8

owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the
ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint
LifePay Plus rider, including continuing the ING Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active
Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
3)	the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the
ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING
Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12,
2009, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider.”

Access – 28769

I-9

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the
Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint
LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint LifePay Plus rider also terminates with a change in Contract ownership
(other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay
Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the
Maximum Annual Withdrawal. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual
Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING Joint
LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus
Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime
Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even
though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum
Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-
party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account

Access – 28769

I-10

Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual
Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess
Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum
Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual
Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a
Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.
Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6%
Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The
7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING Joint
LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59 ½. On this date, the
ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the current Contract value.
The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

Access – 28769

I-11

4)	surrender of the Contract;
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal
Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the
Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value is greater than the ING LifePay Plus
Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the
Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.
Also, if the Contract’s annuity commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime
Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum
Annual Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your
Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an
Excess Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess
Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to
be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an
Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and

Access – 28769

I-12

recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly
Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING Joint
LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay
Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:
the Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.
During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic
Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic
Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59 ½. During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay
Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before
January 12, 2009). Once the ING Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while Lifetime
Automatic Periodic Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic
Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which depends on the rider’s purchase date.

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

Access – 28769

I-13

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund		ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio		ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio		ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio		ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio		ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio		Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio		ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio		ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation
Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds
Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each
Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

Access – 28769

I-14

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA).
Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING
LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic
Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING
LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the
ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups
(Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters
Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active
Spouse’s death. Upon the last Active Spouse’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices
– Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active
Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: The Contract value, inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO
LONG AS the last Active Spouse is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable
Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the ING LifePay Plus
Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING Joint LifePay
Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Access – 28769

I-15

Please note, if the Contract value is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to the Contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus
Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-rated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active
Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the
Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the
Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal
Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges
(e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note: The information immediately below pertains to the form of the ING LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero.
You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the
Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING LifePay
Plus rider when the Contract is issued, the rider date is also the Contract date.

Access – 28769

I-16

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic
Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the
Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the ING LifePay Plus rider is in Guaranteed
Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus
Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;
3)	the annuity commencement date;
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Automatic Periodic Benefit Status,” below);
6)	the surrender or annuitization of the Contract; or
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Access – 28769

I-17

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the
Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual
Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal
Status.

How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase.
This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.
Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay
Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium.
2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider.

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of:

· The current ING LifePay Plus Base; or
· The current Contract value; and
· The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the
ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Access – 28769

I-18

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay
Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-
dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual
Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the
Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus Base and the
Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum
Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current
Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum
Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See
Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum
Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional
Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the
Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

Access – 28769

I-19

3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that
Contract year.
4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year.
5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.
7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum
Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter
Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in
“Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit
Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

Access – 28769

I-20

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING LifePay
Plus Base to the current Contract value, if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset).
However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under

Access – 28769

I-21

the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than
20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay Plus
Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other
Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your
Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see
“Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING
LifePay Plus Base and the then current Contract value;
3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;
4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;
5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;
6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

Access – 28769

I-22

3)	On the quarterly Contract anniversary that the date the rider is continued:
(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage.
Withdrawals are permitted pursuant to the other provisions of the rider.
4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of
Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime
Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING
LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see
“Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note: The information immediately below pertains to the form of the ING LIfePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint
LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your

Access – 28769

I-23

contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the
ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint
LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals)
that do not already have a living benefit rider. The ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit
Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is

Access – 28769

I-24

reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the
Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay Plus rider. These events automatically cancel the ING Joint
LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase.
The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay Plus rider;
2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or
3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint
LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).
3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING
Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the ING LifePay Plus rider is in
Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

Access – 28769

I-25

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the annuity commencement date;
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Automatic Periodic Benefit Status,” below);
6)	the surrender or annuitization of the Contract; or
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual
Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed
Withdrawal Status.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal
Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING
Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium.
2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider.

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received
(“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

·	The current ING Joint LifePay Plus Base; or
·	The current Contract value. This is referred to as a quarterly “ratchet.”

Access – 28769

I-26

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of:

· The current ING Joint LifePay Plus Base; or
· The current Contract value; and
· The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING
Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum
Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay Plus Base dollar-
for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current
Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum
Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the
Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum
Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis.
This means that both the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the
Maximum Annual Withdrawal but before deduction of the excess withdrawal.

Access – 28769

I-27

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current
Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum
Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the
Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.
4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year.
5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.
7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum
Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus
Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter
Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

Access – 28769

I-28

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the
ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING Joint
LifePay Plus Base to the current Contract value, if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

Access – 28769

I-29

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset).
However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than
20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus
Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other
Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Access – 28769

I-30

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay
Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the
ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the
Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual
Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,”
above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING
Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay
Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay
Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The
ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;

Access – 28769

I-31

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING
Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint
LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000
- $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 /
$50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum
Annual Withdrawal.

Access – 28769

I-32

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum
Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual
Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum
Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum
Annual Withdrawal is now $6,500 ($130,000 * 5%).

Access – 28769

I-33

APPENDIX J

ING LifePay and ING Joint LifePay
(Available for Contracts issued through August 20, 2007, subject to state approval.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages.
The ING LifePay rider is available for Contracts issued on and after November 1, 2004 (subject to availability) that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the
Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

Access – 28769

J-1

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see
“Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime
Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken
(or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay
Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the
Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth
Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the
Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see
“ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal
Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay
Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum
Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the
Withdrawal Phase begins, is as follows:

Access – 28769

J-2

Maximum Annual
Annuitant Age	Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum
Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal
Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum
Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current
Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum
Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal.
However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any
Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional
Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the
Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that
Contract year.
4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional
Withdrawal Amount.
5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the
Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a
Required Minimum Distribution for that calendar year after the end of the calendar year.

Access – 28769

J-3

7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum
Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in
“Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit
Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the
Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum
Annual Withdrawal Percentage of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual
Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your
Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing” below.

Access – 28769

J-4

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than
20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay Rebalancing
Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that
20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds
Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds
Automatic Rebalancing.”

Access – 28769

J-5

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your
Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or
2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death
Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay
Base and the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued:
(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual
Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum
Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.
(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual
Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.
3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant”
and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. While in Lifetime Automatic
Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Access – 28769

J-6

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal
Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider. The ING Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age
80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004
(subject to availability) that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment
Option Restrictions,” below. For Contracts with the ING LifePay rider, you may elect the ING Joint LifePay rider in place of the ING LifePay rider for a limited time. For more information, please contact our Customer Service Center. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary.
Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

Access – 28769

J-7

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated when the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic
Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the
Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay rider. These events automatically cancel the ING Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;
2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or
3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint
LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the
ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

Access – 28769

J-8

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).
3)	In the event of the death of one spouse (in which the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING
Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.
Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued (the
“effective date of the ING Joint LifePay rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in Lifetime
Guaranteed Withdrawal Status.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the
Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase.
This phase begins as of the date you take the first withdrawal of any kind under the contract (other than investment advisory fees, as described below), or the annuity commencement date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the contract, the ING Joint LifePay rider may only be in the Withdrawal Phase. The ING Joint LifePay rider is initially in
Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the ING Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the rider and contract terminate (other than those provisions regarding the payment of the Maximum
Annual Withdrawal, as described below) and you can longer elect to receive annuity payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING Joint
LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium.
2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.
3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth
Phase (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do

Access – 28769

J-9

increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint
LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum
Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING Joint
LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the
Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum
Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum
Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current
Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum
Annual Withdrawal has been exceeded, Market Value Adjustment will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual
Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum
Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

Access – 28769

J-10

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.
4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional
Withdrawal Amount.
5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the
Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a
Required Minimum Distribution for that calendar year after the end of the calendar year.
7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum
Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider will enter
Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint
LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the
ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING
Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on

Access – 28769

J-11

the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the
Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the
Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual
Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the
Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated.
Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Global Perspectives Portfolio	ING Retirement Moderate Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Liquid Assets Portfolio	Fixed Interest Allocation
ING MFS Total Return Portfolio

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING BlackRock Inflation Protected Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Access – 28769

J-12

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than
20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint LifePay
Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other
Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Funds
Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint
LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual
Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the
ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint
LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum Annual
Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual
Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Access – 28769

J-13

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The
ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint
LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000
- $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 /
$50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

Access – 28769

J-14

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum
Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum
Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum
Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual
Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Access – 28769

J-15

APPENDIX K

Minimum Guaranteed Withdrawal Benefit
(Applicable to Contracts Issued in States Where ING LifePay is Not Available.)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING
PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal
Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic
Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges.
Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between
Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The
MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as
Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from
Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal
Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in
Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB
Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and
Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal
Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Access – 28769

K-1

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded
Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments.
It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your
Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining
MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment.
Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your
Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates.
Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the
Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing
MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on contract anniversaries. If you elect the Reset
Option, the Step-Up benefit is not available.

Access – 28769

K-2

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the Step-Up Benefit is limited to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the
MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider [1] :

Maximum Annual Charge if Step-Up
	As an Annual Charge[2]	As a Quarterly Charge	Benefit Elected[3]
	0.45% of contract value	0.1125% of contract value	1.00% of contract value

1	We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market
Value Adjustment.

2	If you choose to reset the MGWB Rider, the charge for the MGWB will increase to an annual charge of 1.00% of contract value. Please see “Minimum Reset Option” above.

3	If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase the charge for the
MGWB Rider to the maximum annual charge of 1.00% of contract value. Please see “Step-Up Benefit” above.

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal
Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual
Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the
Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB
Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

Access – 28769

K-3

The new CV is $90,000 ($100,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to
$113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV
(after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The
MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the
Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB
Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV
(before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The
MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and
$40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual
Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal
Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is
$45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000
($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any
Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the
MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded
Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The
MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Access – 28769

K-4

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and
$40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered
Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal
Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000
($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded
Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of
$11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is
increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and
$40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered
Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal
Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000
($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered
Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500
($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

Access – 28769

K-5

APPENDIX L

State Variations

This Appendix L contains important state specific variations for Contracts issued in Washington and Massachusetts. The prospectus and this Appendix L provide a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

1.	The Fixed Interest Division is not available.
2.	TSA loans are not available.
3.	The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

1.	The Fixed Account is not available.

2.	The Minimum Guaranteed Income Benefit (MGIB) Rider Charge, is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.
3.	The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30,
2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other
Contract features.
We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:
	1)	the contract value; and
	2)	the cash surrender value.
The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum
Guaranteed Death Benefit.
The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.
The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.
Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.”
The following investment options are designated as Special Funds: the ING Liquid Assets Portfolio and the Fixed Interest
Division.
The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April
30, 2007.
For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.
The ING Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.
For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the ING Intermediate Bond Portfolio is
designated as a Special Fund.

Access – 28769

L-1

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.
Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5
Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

1)	the Standard Death Benefit;
2)	the floor; and
3)	the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contract issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-
Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution
Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5%
Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-
Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for
Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds
prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special
Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special
Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and
the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-
Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for
Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the
5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Annual Ratchet Minimum Guaranteed Death Benefit.

Access – 28769

L-2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:
1)	the initial premium payment;
2)	increased dollar for dollar by any premium added after issue;
3)	adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet
Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by (c): where (a) is the
Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual
Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the
Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.
Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds
We will be designating certain investment portfolios as “Excluded Funds.” Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided.
We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to
Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded
Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the
Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the
Non-Excluded Funds death benefit components.

4. The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 1.95%

5. The annual Administrative Charge for Access is $30.

Access – 28769

L-3

PART B

Statement of Additional Information

ING GOLDENSELECT ACCESS

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2013

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock
ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2012, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

1

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2012, 2011 and 2010 commissions paid by ING USA, including amounts paid by its affiliated Companies, RLNY and ILIAC, to Directed Services LLC
aggregated $225,489,553, $218,345,765 and $219,973,598 respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$141,124,215, $143,404,615 and $146,897,323 for the years ended 2012, 2011 and 2010, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

2

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming the selection of the
Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the ING Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure

3

for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2012, including portfolio names. Portfolio name changes after December 31, 2012 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97	$10.22
Value at end of period	$14.53	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	7,402,343	8,153,827	9,154,108	10,400,918	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83
Value at end of period	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04
Number of accumulation units outstanding at end of period	1,719,739	2,007,400	2,311,978	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.60	$9.66	$8.75	$7.19	$9.94
Value at end of period	$10.94	$9.60	$9.66	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,536,382	6,393,738	6,373,630	6,199,815	3,167,031
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.32	$10.01
Value at end of period	$10.74	$9.32
Number of accumulation units outstanding at end of period	289,952	100,923
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$10.02
Value at end of period	$10.05	$8.81
Number of accumulation units outstanding at end of period	207,425	71,083
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$18.20	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	8,740,619	9,594,991	10,785,643	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077

Access	CFI 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.44	$13.40	$12.07	$9.08	$9.99
Value at end of period	$13.87	$12.44	$13.40	$12.07	$9.08
Number of accumulation units outstanding at end of period	2,693,199	2,890,339	2,196,476	1,804,007	296,480
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$13.77	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,997,198	2,008,361	2,127,773	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.16	$11.01	$10.59	$9.88
Value at end of period	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	5,636,752	5,459,336	3,408,948	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Value at end of period	$12.49	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98
Number of accumulation units outstanding at end of period	1,412,347	1,492,741	1,445,316	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$11.40	$9.78	$6.50	$9.99
Value at end of period	$10.67	$10.05	$11.40	$9.78	$6.50
Number of accumulation units outstanding at end of period	2,840,859	2,940,390	3,411,901	2,801,527	1,504,065
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.67	$10.23	$9.78	$8.85	$10.01
Value at end of period	$11.20	$10.67	$10.23	$9.78	$8.85
Number of accumulation units outstanding at end of period	7,095,031	7,494,146	8,176,396	7,895,772	4,629,576
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06
Value at end of period	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11
Number of accumulation units outstanding at end of period	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669	7,654

Access

CFI 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.73	$8.63	$7.01	$5.84	$10.40	$10.18
Value at end of period	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	4,326,264	4,943,231	6,040,110	5,557,861	5,640,975	1,412,784
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	188,165	94,586	113,073	7,459
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23
Value at end of period	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.565	$9.52
Number of accumulation units outstanding at end of period	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.79	$10.01	$9.10	$7.29	$11.89	$12.42
Value at end of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	2,841,226	3,129,466	3,338,775	3,218,271	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.32	$8.55	$7.83	$6.09	$9.61	$10.00
Value at end of period	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	13,612,767	15,200,030	16,813,479	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	47,433	72,547	76,851	5,674
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.86	$9.96
Value at end of period	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,246,977	1,282,948
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05
Value at end of period	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09
Number of accumulation units outstanding at end of period	1,555,329	1,732,824	2,021,669	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.50	$11.12	$10.15	$7.13	$12.03	$11.40	$10.01
Value at end of period	$10.21	$9.50	$11.12	$10.15	$7.13	$12.03	$11.40
Number of accumulation units outstanding at end of period	29,653	32,577	37,293	40,541	48,118	72,778	39,144
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.57	$9.99
Value at end of period	$10.87	$9.57
Number of accumulation units outstanding at end of period	17,914,965	19,736,037

Access

CFI 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	952,657	1,068,924	1,477,004	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Value at end of period	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13
Number of accumulation units outstanding at end of period	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	849,883	818,658	1,156,598	1,391,858	139,687
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346	333,809
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19
Value at end of period	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94
Number of accumulation units outstanding at end of period	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.40	$11.05	$9.86	$9.81
Value at end of period	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	62,624	178,839	63,936	3,051

Access

CFI 4

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23
Value at end of period	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01
Number of accumulation units outstanding at end of period	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,723,331	1,622,804	1,415,034	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Value at end of period	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38
Number of accumulation units outstanding at end of period	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986
ING LARGE CAP GROWTH PORTFOLIO(CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	30,794,923
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234	26,871	13,651
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$10.05
Value at end of period	$11.33	$10.05
Number of accumulation units outstanding at end of period	830,633	569,147
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16
Value at end of period	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44
Number of accumulation units outstanding at end of period	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84
Value at end of period	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74
Number of accumulation units outstanding at end of period	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52
Value at end of period	$18.16	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76
Number of accumulation units outstanding at end of period	2,853,550	3,313,503	4,057,532	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23
Value at end of period	$29.49	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	2,826,330	3,226,359	3,828,532	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	3,388,450	3,840,254	3,829,027	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355	457,358	440,238

Access

CFI 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Value at end of period	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01
Number of accumulation units outstanding at end of period	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.28	$11.97	$10.65	$8.44	$9.99
Value at end of period	$12.55	$11.28	$11.97	$10.65	$8.44
Number of accumulation units outstanding at end of period	930,087	1,104,622	980,145	563,863	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71
Value at end of period	$20.42	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	20,005,159	20,027,467	22,821,794	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$12.19	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	4,990,527	5,724,050	6,475,612	7,406,984	8,408,547	7,528,407	7,507,837	7,692,715
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.17	$8.84	$8.32	$8.25
Value at end of period	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	7,030,422	7,346,128	6,256,899	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.05	$10.31	$9.37	$9.22
Value at end of period	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	63,995,469	68,956,114	74,275,484	79,472,323
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.40	$10.54	$9.63	$9.49
Value at end of period	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	38,485,278	42,036,780	46,040,296	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.73	$10.65	$9.86	$9.75
Value at end of period	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	20,961,634	22,515,408	24,451,343	25,879,317

Access

CFI 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.42	$14.07	$12.69	$10.27
Value at end of period	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,378,422	1,637,094	1,455,162	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	4,545,292	4,462,209	5,649,134	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.59	$13.71	$12.51	$10.35
Value at end of period	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	373,421	310,000	194,823	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.55	$16.13	$13.00	$10.36
Value at end of period	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,975,775	2,267,474	2,632,553	2,765,328
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,669,174	1,745,841	1,854,424	1,478,202	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62
Value at end of period	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31
Number of accumulation units outstanding at end of period	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,187,162	1,422,232	1,686,231	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96
Value at end of period	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52
Number of accumulation units outstanding at end of period	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45
Value at end of period	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24
Number of accumulation units outstanding at end of period	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543

Access

CFI 7

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80
Value at end of period	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55
Number of accumulation units outstanding at end of period	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19	$10.24
Value at end of period	$11.48	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	52,229	54,596	59,966	92,507	159,712	211,221	240,320	119,772
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	191,794
PROFUND VP BULL
Value at beginning of period	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67
Value at end of period	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26
Number of accumulation units outstanding at end of period	80,226	96,088	119,978	139,938	178,757	302,151	644,480	939,625	1,756,560	1,824,762
PROFUND VP EUROPE 30
Value at beginning of period	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05
Value at end of period	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	74,259	85,942	104,606	126,512	152,071	193,438	348,410	492,243	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	266,658	270,919	290,517	316,599	402,662	538,853	708,583	1,016,831	834,452	98,866

Access

CFI 8

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.45%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.78	$10.30	$9.52	$7.99	$10.09
Value at end of period	$10.60	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	2,222,715	2,844,719	3,582,001	3,478,113	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85	$10.00
Value at end of period	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	585,451	662,341	745,402	862,023	1,030,405	1,354,061	1,713,584	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25	$12.39
Value at end of period	$17.24	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25
Number of accumulation units outstanding at end of period	926,847	1,150,043	1,379,878	1,646,404	2,179,470	2,472,498	1,827,488	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83
Value at end of period	$12.62	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03
Number of accumulation units outstanding at end of period	1,078,100	1,234,843	1,445,627	1,677,580	1,938,740	2,599,569	2,988,235	2,766,838	3,518,649	2,445,416
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.59	$9.64	$8.74	$7.19	$9.96
Value at end of period	$10.92	$9.59	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	778,498	716,268	949,847	598,000	407,806
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.32	$10.01
Value at end of period	$10.73	$9.32
Number of accumulation units outstanding at end of period	78,748	30,524
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$10.09
Value at end of period	$10.04	$8.81
Number of accumulation units outstanding at end of period	62,247	30,890
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$18.12	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	2,174,367	2,600,492	3,345,875	3,911,755	3,913,609	4,971,820	4,807,445	4,245,594	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.42	$13.39	$12.06	$9.08	$10.01
Value at end of period	$13.84	$12.42	$13.39	$12.06	$9.08
Number of accumulation units outstanding at end of period	517,373	606,194	249,072	162,369	18,872
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00	$9.98
Value at end of period	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	846,060	1,007,997	1,011,816	1,123,724	797,643	1,063,040	604,582	613,541

Access		CFI 9

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90	$9.95
Value at end of period	$13.71	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90
Number of accumulation units outstanding at end of period	843,516	933,627	1,103,711	1,351,008	1,526,712	1,733,494	1,995,610	2,117,858	347,886
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.15	$11.00	$10.58	$9.92
Value at end of period	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	1,661,316	1,786,974	1,086,065	908,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97
Value at end of period	$12.43	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97
Number of accumulation units outstanding at end of period	646,496	904,766	908,450	1,018,508	1,056,496	1,301,207	1,492,559	1,781,693	289,685	237,787
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.03	$11.38	$9.78	$6.50	$9.99
Value at end of period	$10.64	$10.03	$11.38	$9.78	$6.50
Number of accumulation units outstanding at end of period	887,751	1,076,087	1,503,493	1,682,917	919,098
ING BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.65	$10.22	$9.78	$8.84	$10.04
Value at end of period	$11.17	$10.65	$10.22	$9.78	$8.84
Number of accumulation units outstanding at end of period	907,088	1,124,833	1,208,035	1,319,855	738,443
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	265,526	331,412	393,756	503,512	700,495	734,011	424,008
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82
Value at end of period	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77
Number of accumulation units outstanding at end of period	327,757	390,039	492,690	598,470	691,765	925,650	1,476,189	1,530,874	1,897,527	1,439,332
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05	$9.95
Value at end of period	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	247,389	302,379	391,648	562,710	687,982	722,546	405,954
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91	$9.95
Value at end of period	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91
Number of accumulation units outstanding at end of period	490,049	575,208	622,915	673,194	683,783	450,278	293,156	13,666
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.72	$8.62	$7.01	$5.84	$10.40	$10.00
Value at end of period	$8.97	$7.72	$8.62	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	250,765	254,542	552,043	183,533	176,769	195,221
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.16	$8.79	$9.81	$9.75
Value at end of period	$8.60	$7.16	$8.79	$9.81
Number of accumulation units outstanding at end of period	37,879	25,121	22,581	4,083

Access

CFI 10

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22
Value at end of period	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50
Number of accumulation units outstanding at end of period	2,845,655	3,550,565	4,704,576	5,452,120	6,169,727	7,733,886	5,449,288	6,072,495	3,545,777	2,850,229
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.99
Value at end of period	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	1,391,383	1,455,775	1,463,809	1,751,595	1,397,558	1,739,831	755,287
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.76	$9.99	$9.09	$7.29	$11.88	$12.42
Value at end of period	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	414,601	435,094	544,883	569,660	612,272	738,661
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.30	$8.53	$7.82	$6.09	$9.60	$10.00
Value at end of period	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	863,771	972,147	1,056,405	1,221,497	1,215,629	630,620
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.40	$11.01	$10.26	$10.08
Value at end of period	$11.81	$10.40	$11.01	$10.26
Number of accumulation units outstanding at end of period	2,241	7,398	4,702	6,842
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.85	$9.96
Value at end of period	$8.45	$8.85
Number of accumulation units outstanding at end of period	357,163	346,104
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94
Value at end of period	$37.87	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91
Number of accumulation units outstanding at end of period	624,733	774,669	964,542	1,245,481	1,343,730	1,693,349	1,625,831	1,634,532	1,054,905	826,628
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.48	$11.09	$10.13	$7.12	$12.02	$11.40	$10.03
Value at end of period	$10.18	$9.48	$11.09	$10.13	$7.12	$12.02	$11.40
Number of accumulation units outstanding at end of period	12,765	21,393	27,233	36,914	42,012	91,639	36,361
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.56	$9.99
Value at end of period	$10.86	$9.56
Number of accumulation units outstanding at end of period	4,707,103	5,571,491
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.60	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,894,655	7,309,908	5,553,955	6,354,228	5,498,422	3,297
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.04	$13.73	$12.96	$9.99
Value at end of period	$13.97	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	118,685	110,735	166,799	104,665

Access

CFI 11

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$10.00
Value at end of period	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	651,811	715,155	884,341	938,032	1,042,303	1,270,440	1,403,789	1,565,900	2,210,160	1,239,109
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Value at end of period	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76
Number of accumulation units outstanding at end of period	281,879	324,303	401,903	504,402	588,432	813,865	977,910	881,061	1,090,890
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53
Value at end of period	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83
Number of accumulation units outstanding at end of period	177,088	214,788	286,449	340,526	403,831	574,391	720,706	718,707	892,876
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64
Value at end of period	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12
Number of accumulation units outstanding at end of period	1,883,109	2,424,393	2,524,418	2,778,230	3,181,205	3,633,088	3,602,733	4,187,265	2,689,507	897,486
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.97	$8.08	$7.62	$6.06	$10.32
Value at end of period	$8.14	$6.97	$8.08	$7.62	$6.06
Number of accumulation units outstanding at end of period	234,663	222,875	692,293	588,677	37,212
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44	$12.20
Value at end of period	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44
Number of accumulation units outstanding at end of period	268,299	355,315	412,903	304,404	328,003	359,818	270,574	233,506
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.16
Value at end of period	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	521,622	590,503	765,973	864,371	1,127,556	229,881	178,095	133,887
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08
Value at end of period	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79
Number of accumulation units outstanding at end of period	709,660	892,020	1,110,882	1,374,453	1,628,583	1,910,350	2,426,396	2,551,630	2,712,774	2,615,475
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.39	$11.04	$9.86	$9.78
Value at end of period	$9.95	$9.39	$11.04	$9.86
Number of accumulation units outstanding at end of period	8,760	13,788	143,529	465
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22
Value at end of period	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99
Number of accumulation units outstanding at end of period	1,199,195	1,355,402	1,650,884	2,201,064	2,324,744	3,353,332	3,196,021	3,050,097	2,350,722	1,925,674
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$17.16	$17.10	$14.11	$11.40	$17.27
Value at end of period	$20.30	$17.16	$17.10	$14.11	$11.40
Number of accumulation units outstanding at end of period	323,908	246,210	286,692	161,752	141,571
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Value at end of period	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37
Number of accumulation units outstanding at end of period	972,834	1,125,310	1,465,971	1,196,490	1,267,700	1,611,101	1,843,557	1,822,537	2,268,707	1,251,726

Access		CFI 12

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	8,011,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48	$9.70
Value at end of period	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	963,656	1,126,811	595,332	487,747	66,305	46,371	80,432	44,527	67,584
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$10.05
Value at end of period	$11.32	$10.05
Number of accumulation units outstanding at end of period	608,917	698,403
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95
Value at end of period	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22
Number of accumulation units outstanding at end of period	332,285	452,611	632,793	818,082	1,000,792	1,372,590	1,704,928	2,089,838	2,758,488	4,019,585
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66
Value at end of period	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55
Number of accumulation units outstanding at end of period	3,221,646	4,121,705	4,765,149	7,031,809	12,640,768	6,145,443	5,853,638	5,927,359	6,868,172	9,522,307
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48
Value at end of period	$18.01	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71
Number of accumulation units outstanding at end of period	1,667,854	2,006,518	2,766,340	3,055,301	3,567,580	4,731,700	4,993,337	6,003,474	6,723,135	6,824,703
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15
Value at end of period	$29.21	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03
Number of accumulation units outstanding at end of period	1,648,694	2,059,778	2,522,511	3,182,051	3,671,981	4,561,391	5,305,680	6,154,565	7,209,493	6,645,212
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39	$10.05
Value at end of period	$19.43	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	1,092,956	1,294,310	1,393,872	1,617,463	2,130,158	2,520,966	2,108,567	1,762,551
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50	$7.13
Value at end of period	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50
Number of accumulation units outstanding at end of period	2,238,891	2,735,925	3,660,850	3,762,445	4,001,366	400,352	507,772	658,676	725,386
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84
Value at end of period	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00
Number of accumulation units outstanding at end of period	797,870	900,513	1,120,563	1,119,057	1,204,902	1,544,219	1,777,302	1,684,842	1,290,721	885,643
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.26	$11.96	$10.64	$8.44	$8.27
Value at end of period	$12.52	$11.26	$11.96	$10.64	$8.44
Number of accumulation units outstanding at end of period	95,184	114,255	407,189	53,381	6,346
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23
Value at end of period	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66
Number of accumulation units outstanding at end of period	161,063	194,956	174,331	212,511	273,401	303,484	314,611	160,069

Access		CFI 13

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82	$10.00
Value at end of period	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	2,184,092	2,491,020	2,933,389	3,043,266	3,714,547	5,106,391	6,212,198	6,765,562	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65
Value at end of period	$20.23	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06
Number of accumulation units outstanding at end of period	6,079,110	6,848,413	7,771,156	9,036,505	8,505,214	6,113,758	5,734,099	6,258,247	7,272,611	6,415,052
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.29
Value at end of period	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	262,250	329,597	372,241	413,573	449,248	663,930	779,945	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$12.14	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	2,806,137	3,350,879	4,018,330	4,815,834	5,633,125	5,201,078	5,937,537	7,322,119
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.16	$8.84	$8.31	$8.25
Value at end of period	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	2,511,509	2,424,076	2,284,321	1,878,967
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.04	$10.31	$9.37	$9.22
Value at end of period	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	9,179,579	10,424,293	11,613,550	12,837,062
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$10.54	$9.63	$9.49
Value at end of period	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	6,458,891	7,416,905	8,432,784	9,436,744
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.71	$10.64	$9.86	$9.75
Value at end of period	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	4,795,887	5,638,396	5,981,284	6,824,537
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.40	$14.06	$12.68	$10.27
Value at end of period	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	1,037,401	1,193,971	1,210,244	1,395,258
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$9.01	$8.16	$6.71	$10.13
Value at end of period	$10.30	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	2,420,201	2,812,730	4,030,871	5,261,284	243,155
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.58	$13.70	$12.51	$10.35
Value at end of period	$15.51	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	166,446	166,253	175,163	61,958

Access

CFI 14

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.53	$16.11	$12.99	$10.40
Value at end of period	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	707,299	887,614	1,117,706	1,349,863
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.02	$10.39	$8.44	$6.13	$10.33
Value at end of period	$11.53	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	352,708	441,768	667,996	567,439	121,499
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.18	$10.78	$8.68	$6.97	$10.06
Value at end of period	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	662,815	832,166	1,415,119	1,266,182	1,152,601
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62
Value at end of period	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30
Number of accumulation units outstanding at end of period	695,269	806,024	964,109	1,126,157	1,241,548	1,710,022	2,086,323	2,459,626	2,646,721	2,408,687
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.50	$10.95	$8.96	$7.15	$10.08
Value at end of period	$11.83	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	246,640	301,151	435,427	436,482	366,888
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72
Value at end of period	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21
Number of accumulation units outstanding at end of period	2,216,025	2,647,508	3,275,890	3,886,619	4,433,309	5,403,692	6,132,011	6,790,538	7,138,949	5,743,181
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28
Value at end of period	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02
Number of accumulation units outstanding at end of period	1,533,522	1,894,792	2,201,856	2,517,735	2,795,600	3,219,736	3,716,231	4,138,394	4,592,038	3,297,900
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.07	$9.33	$8.12	$5.78	$10.17	$9.93
Value at end of period	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	752,802	460,502	470,209	703,913	141,482	282,096
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.02
Value at end of period	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	668,373	772,576	908,034	1,045,341	1,284,421	1,712,461	1,397,026	1,396,185
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18	$10.09
Value at end of period	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	2,630,314	719,050	1,151,323	1,511,460	1,045,633	545,889	84,091
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71
Value at end of period	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42
Number of accumulation units outstanding at end of period	812,061	996,405	1,229,607	1,427,683	1,551,009	1,916,797	2,353,566	2,442,312	2,907,288	2,876,283
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.67	$11.07	$10.61	$10.20	$9.95
Value at end of period	$11.91	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	1,166,878	1,615,557	1,016,026	1,320,634	1,644,114

Access		CFI 15

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.01	$11.48	$10.31	$7.95	$13.44	$13.52	$12.00	$11.17
Value at end of period	$12.27	$11.01	$11.48	$10.31	$7.95	$13.44	$13.52	$12.00
Number of accumulation units outstanding at end of period	8,192	12,910	14,229	20,893	34,548	70,471	190,561	55,883
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.69	$8.12	$7.78	$6.08	$9.95
Value at end of period	$8.72	$7.69	$8.12	$7.78	$6.08
Number of accumulation units outstanding at end of period	240,900	261,667	333,061	577,217	252,302
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	209,321
PROFUND VP BULL
Value at beginning of period	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66
Value at end of period	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25
Number of accumulation units outstanding at end of period	176,369	229,572	349,659	384,448	417,520	572,332	1,738,324	2,472,451	3,671,891	3,673,934
PROFUND VP EUROPE 30
Value at beginning of period	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05
Value at end of period	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	76,226	95,230	115,157	137,957	176,707	253,884	342,749	603,121	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	126,120	142,733	153,552	178,986	238,350	365,721	540,756	766,103	1,079,664	214,510

Separate Account Annual Charges of 1.55%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.74	$10.27	$9.50	$7.98	$10.09
Value at end of period	$10.55	$9.74	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	5,426,192	6,268,257	6,150,538	5,374,596	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84	$10.00
Value at end of period	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	308,082	339,946	390,405	436,197	489,524	636,374	809,299	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$13.12	$11.40	$8.55	$15.15	$13.12	$11.96	$10.22
Value at end of period	$14.36	$12.56	$13.12	$11.40	$8.55	$15.15	$13.12	$11.96
Number of accumulation units outstanding at end of period	3,760,407	4,181,517	4,711,109	5,391,515	5,979,391	4,711,467	3,116,548	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82
Value at end of period	$12.47	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01
Number of accumulation units outstanding at end of period	654,861	724,711	805,806	908,524	1,074,633	1,402,319	1,224,823	855,634	629,373	591,447

Access

CFI 16

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.55	$9.62	$8.72	$7.18	$9.94
Value at end of period	$10.86	$9.55	$9.62	$8.72	$7.18
Number of accumulation units outstanding at end of period	1,944,059	1,943,499	1,965,775	1,982,773	1,209,036
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.31	$10.01
Value at end of period	$10.70	$9.31
Number of accumulation units outstanding at end of period	114,245	72,673
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.80	$10.11
Value at end of period	$10.02	$8.80
Number of accumulation units outstanding at end of period	88,050	44,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61	$10.00
Value at end of period	$17.94	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	4,264,151	4,631,701	5,524,450	6,070,334	5,544,295	5,196,962	3,644,174	1,989,030	520,072	137,440
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.38	$13.36	$12.04	$9.08	$9.99
Value at end of period	$13.78	$12.38	$13.36	$12.04	$9.08
Number of accumulation units outstanding at end of period	936,360	1,033,158	537,593	494,295	84,690
ING BARON GROWTH PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99	$9.89
Value at end of period	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	2,279,955	2,421,462	2,432,509	2,345,939	2,106,592	1,741,644	951,908	352,010
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90	$9.95
Value at end of period	$13.59	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	1,252,706	1,241,429	1,283,559	1,392,824	1,357,625	996,338	715,471	431,426	38,044
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.11	$10.98	$10.57	$9.89
Value at end of period	$12.68	$12.11	$10.98	$10.57
Number of accumulation units outstanding at end of period	4,022,879	2,955,636	1,170,759	851,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97
Value at end of period	$12.29	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96
Number of accumulation units outstanding at end of period	695,374	1,073,438	705,924	619,758	607,182	434,531	312,728	331,262	31,998	30,926
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99	$11.35	$9.76	$6.50	$9.99
Value at end of period	$10.59	$9.99	$11.35	$9.76	$6.50
Number of accumulation units outstanding at end of period	1,373,259	1,552,693	1,967,266	2,021,361	957,501
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.60	$10.19	$9.76	$8.84	$10.00
Value at end of period	$11.12	$10.60	$10.19	$9.76	$8.84
Number of accumulation units outstanding at end of period	2,929,446	2,887,043	3,023,319	3,000,414	1,811,922

Access		CFI 17

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61	$11.04
Value at end of period	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	863,255	969,147	1,095,177	1,244,389	1,357,650	1,111,928	489,074
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47
Value at end of period	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25
Number of accumulation units outstanding at end of period	312,800	360,742	424,192	497,924	581,354	780,245	989,835	829,769	653,475	740,624
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04	$10.05
Value at end of period	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	903,195	991,485	1,117,333	1,318,915	1,531,120	1,084,038	454,471
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91	$9.96
Value at end of period	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91
Number of accumulation units outstanding at end of period	1,821,960	1,898,291	2,217,712	2,116,674	2,268,505	1,263,874	633,408	1,991
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.68	$8.59	$6.99	$5.83	$10.40	$10.00
Value at end of period	$8.93	$7.68	$8.59	$6.99	$5.83	$10.40
Number of accumulation units outstanding at end of period	1,209,350	1,171,178	2,116,682	1,290,282	1,436,110	624,411
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.15	$8.77	$9.81	$9.71
Value at end of period	$8.57	$7.15	$8.77	$9.81
Number of accumulation units outstanding at end of period	146,141	38,211	17,995	1,961
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21
Value at end of period	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47
Number of accumulation units outstanding at end of period	3,067,354	3,466,026	4,529,413	4,575,462	5,010,769	5,667,698	3,014,114	2,687,106	580,268	492,657
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91	$10.00
Value at end of period	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,862,155	2,799,708	2,754,551	2,779,793	2,309,772	2,111,386	798,913
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.72	$9.95	$9.06	$7.27	$11.87	$12.42
Value at end of period	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	1,189,648	1,265,714	1,342,009	1,357,139	1,499,276	1,229,968
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.26	$8.50	$7.79	$6.08	$9.60	$10.00
Value at end of period	$9.43	$8.26	$8.50	$7.79	$6.08	$9.60
Number of accumulation units outstanding at end of period	4,856,020	5,275,014	5,865,447	6,423,292	6,748,633	3,664,178
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.38	$11.00	$10.26	$10.08
Value at end of period	$11.78	$10.38	$11.00	$10.26
Number of accumulation units outstanding at end of period	18,969	16,012	16,699	5,356

Access

CFI 18

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.85	$9.96
Value at end of period	$8.43	$8.85
Number of accumulation units outstanding at end of period	729,690	673,859
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76
Value at end of period	$37.02	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62
Number of accumulation units outstanding at end of period	1,081,827	1,218,903	1,430,152	1,758,130	1,764,773	1,716,584	1,344,496	930,199	538,575	549,898
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.43	$11.04	$10.09	$7.10	$12.00	$11.40	$10.20
Value at end of period	$10.11	$9.43	$11.04	$10.09	$7.10	$12.00	$11.40
Number of accumulation units outstanding at end of period	28,034	27,923	28,739	34,639	38,409	60,652	24,063
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.55	$9.99
Value at end of period	$10.83	$9.55
Number of accumulation units outstanding at end of period	8,070,041	8,647,939
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.56	$8.74	$7.80	$6.09	$9.95	$9.83
Value at end of period	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95
Number of accumulation units outstanding at end of period	3,912,778	4,432,990	2,208,411	2,466,114	1,706,786	8,086
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.01	$13.71	$12.95	$9.99
Value at end of period	$13.91	$11.01	$13.71	$12.95
Number of accumulation units outstanding at end of period	319,776	340,434	384,994	241,620
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94	$10.00
Value at end of period	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	557,532	604,682	647,790	705,055	923,149	1,049,107	827,701	506,320	199,344	65,973
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25	$10.09
Value at end of period	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25
Number of accumulation units outstanding at end of period	593,513	638,560	702,179	793,765	978,688	1,082,008	1,002,636	617,687	66,748
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71	$10.06
Value at end of period	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71
Number of accumulation units outstanding at end of period	439,286	476,731	519,025	583,023	725,123	842,859	784,269	430,599	53,654
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63
Value at end of period	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10
Number of accumulation units outstanding at end of period	6,205,520	6,827,350	7,515,594	7,582,620	7,875,077	7,466,953	4,026,439	1,037,954	433,079	314,718
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.94	$8.06	$7.60	$6.06	$10.30
Value at end of period	$8.10	$6.94	$8.06	$7.60	$6.06
Number of accumulation units outstanding at end of period	331,557	313,062	667,677	780,457	94,606

Access

CFI 19

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39	$11.96
Value at end of period	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39
Number of accumulation units outstanding at end of period	815,825	847,673	839,486	896,353	881,846	629,662	423,505	225,904
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85	$10.16
Value at end of period	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85
Number of accumulation units outstanding at end of period	726,990	795,736	858,504	916,529	999,855	423,607	250,190	199,397
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94
Value at end of period	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59
Number of accumulation units outstanding at end of period	1,801,828	1,976,047	2,293,500	2,632,002	3,137,304	3,733,208	4,414,173	4,924,061	5,419,465	6,186,431
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$11.03	$9.86	$9.88
Value at end of period	$9.92	$9.37	$11.03	$9.86
Number of accumulation units outstanding at end of period	31,605	281,365	37,653	1,762
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19
Value at end of period	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93
Number of accumulation units outstanding at end of period	2,427,330	2,514,898	2,700,954	3,369,046	3,336,198	3,247,569	2,464,481	1,806,293	1,216,614	1,347,745
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36	$10.34	$8.54	$6.90	$10.19
Value at end of period	$12.24	$10.36	$10.34	$8.54	$6.90
Number of accumulation units outstanding at end of period	871,968	628,779	635,346	334,741	519,822
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84
Value at end of period	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36
Number of accumulation units outstanding at end of period	834,365	1,344,449	1,345,723	674,535	685,118	903,332	732,570	472,909	233,264	99,605
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	13,411,304
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48	$10.00
Value at end of period	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48
Number of accumulation units outstanding at end of period	905,337	993,020	710,705	734,625	52,587	23,973	34,174	18,300	1,868
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04	$10.05
Value at end of period	$11.30	$10.04
Number of accumulation units outstanding at end of period	340,097	302,100
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73
Value at end of period	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98
Number of accumulation units outstanding at end of period	270,146	308,130	364,324	451,036	563,814	729,940	949,165	1,251,815	1,693,679	2,413,916
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51
Value at end of period	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39
Number of accumulation units outstanding at end of period	4,509,255	6,569,786	5,366,980	6,925,003	11,654,931	5,008,409	3,712,286	3,236,339	2,859,998	3,967,468

Access		CFI 20

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41
Value at end of period	$17.70	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60
Number of accumulation units outstanding at end of period	2,143,105	2,348,766	2,779,073	3,110,065	3,538,269	4,085,294	4,590,397	5,390,136	6,191,793	7,363,429
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99
Value at end of period	$28.68	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83
Number of accumulation units outstanding at end of period	1,874,718	2,081,280	2,350,087	2,710,246	3,028,687	3,465,477	4,108,202	4,628,389	4,961,026	5,459,084
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38	$10.07
Value at end of period	$19.28	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38
Number of accumulation units outstanding at end of period	2,343,063	2,669,155	2,876,422	3,087,314	3,363,382	2,981,525	1,324,190	704,604
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47	$7.11
Value at end of period	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47
Number of accumulation units outstanding at end of period	2,506,150	2,718,315	2,982,870	3,271,761	3,224,478	36,544	48,053	74,612	72,972
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84
Value at end of period	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98
Number of accumulation units outstanding at end of period	1,257,087	1,167,129	1,415,808	1,168,866	1,078,572	1,244,867	1,070,037	790,792	244,553	189,266
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.23	$11.93	$10.63	$8.44	$10.97
Value at end of period	$12.47	$11.23	$11.93	$10.63	$8.44
Number of accumulation units outstanding at end of period	208,196	227,534	417,023	152,220	24,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95	$10.12
Value at end of period	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95
Number of accumulation units outstanding at end of period	598,783	663,516	662,061	726,173	832,152	782,650	489,270	130,405
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	2,171,409	2,042,969	2,059,551	1,781,395	2,182,503	2,929,725	3,362,115	3,361,552	3,547,230
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55
Value at end of period	$19.85	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94
Number of accumulation units outstanding at end of period	12,354,796	10,751,968	11,610,811	12,123,138	10,313,407	4,362,458	2,577,101	2,293,825	1,773,851	1,936,849
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97	$10.17
Value at end of period	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	198,164	228,589	188,808	176,349	209,565	251,408	305,987	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.02	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89	$10.07
Value at end of period	$12.04	$11.02	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	2,684,978	2,997,266	3,335,676	3,645,387	4,116,452	2,419,106	2,190,403	2,022,539
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.14	$8.83	$8.31	$8.25
Value at end of period	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	4,849,138	4,199,403	3,445,032	2,936,003

Access		CFI 21

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.01	$10.30	$9.37	$9.22
Value at end of period	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	34,865,974	37,773,447	40,492,715	44,077,032
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.37	$10.52	$9.63	$9.49
Value at end of period	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	19,744,287	21,149,319	22,990,155	25,122,621
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.69	$10.63	$9.86	$9.75
Value at end of period	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	10,690,851	12,059,152	12,371,740	13,291,121
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.36	$14.04	$12.68	$10.20
Value at end of period	$16.15	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	494,495	302,868	253,938	271,573
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$8.99	$8.15	$6.70	$10.09
Value at end of period	$10.25	$9.04	$8.99	$8.15	$6.70
Number of accumulation units outstanding at end of period	4,012,506	4,354,219	5,375,801	5,953,643	348,627
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.54	$13.67	$12.50	$10.59
Value at end of period	$15.45	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	239,511	223,897	170,983	59,990
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.49	$16.08	$12.98	$10.40
Value at end of period	$17.61	$15.49	$16.08	$12.98
Number of accumulation units outstanding at end of period	1,459,171	1,615,359	1,976,186	2,056,517
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99	$10.36	$8.42	$6.12	$10.48
Value at end of period	$11.47	$9.99	$10.36	$8.42	$6.12
Number of accumulation units outstanding at end of period	720,547	750,481	1,182,184	826,408	299,431
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14	$10.75	$8.66	$6.96	$10.02
Value at end of period	$11.57	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	887,425	895,974	1,667,335	949,289	830,338
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61
Value at end of period	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28
Number of accumulation units outstanding at end of period	148,942	169,269	196,789	217,723	243,159	313,722	514,893	434,882	208,033	269,277
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.46	$10.92	$8.95	$7.14	$10.05
Value at end of period	$11.77	$10.46	$10.92	$8.95	$7.14
Number of accumulation units outstanding at end of period	446,247	527,871	579,000	634,300	469,428

Access

CFI 22

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37
Value at end of period	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75
Number of accumulation units outstanding at end of period	3,241,919	3,524,504	3,920,389	4,481,696	4,590,193	4,752,060	4,508,693	4,202,039	3,381,218	3,717,807
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03
Value at end of period	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68
Number of accumulation units outstanding at end of period	1,347,904	1,582,040	1,584,809	1,703,061	1,752,665	1,738,081	1,914,995	2,000,178	1,981,687	2,135,369
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.03	$9.29	$8.10	$5.77	$10.16	$10.10
Value at end of period	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16
Number of accumulation units outstanding at end of period	1,198,570	872,881	812,616	1,055,201	342,675	209,945
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40	$10.13
Value at end of period	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	648,987	735,904	806,375	989,793	1,266,966	1,062,067	530,650	229,089
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17	$10.17
Value at end of period	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	4,063,495	1,453,310	2,184,953	2,166,834	1,589,643	766,752	180,655
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59
Value at end of period	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24
Number of accumulation units outstanding at end of period	942,257	1,060,965	1,248,029	1,571,331	1,563,733	1,776,667	1,869,899	1,894,005	2,144,240	2,499,768
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.62	$11.04	$10.59	$10.19	$10.01
Value at end of period	$11.85	$11.62	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,814,026	2,150,527	1,334,264	1,500,270	934,344
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.19	$10.64	$9.56	$7.38	$12.50	$12.58	$11.17	$10.20
Value at end of period	$11.35	$10.19	$10.64	$9.56	$7.38	$12.50	$12.58	$11.17
Number of accumulation units outstanding at end of period	37,060	40,301	60,021	62,605	71,305	89,247	106,412	56,006
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.66	$8.09	$7.76	$6.07	$9.95
Value at end of period	$8.68	$7.66	$8.09	$7.76	$6.07
Number of accumulation units outstanding at end of period	1,217,735	1,363,797	1,538,407	1,771,924	1,417,425
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	47,834
PROFUND VP BULL
Value at beginning of period	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65
Value at end of period	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22
Number of accumulation units outstanding at end of period	30,083	33,539	45,340	51,804	55,097	67,929	109,056	372,891	394,140	354,864
PROFUND VP EUROPE 30
Value at beginning of period	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04
Value at end of period	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24
Number of accumulation units outstanding at end of period	17,514	21,957	24,560	34,981	40,965	59,527	71,195	126,063	148,329	147,115

Access		CFI 23

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36	$10.00
Value at end of period	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	177,074	170,453	189,111	208,414	230,571	321,472	361,555	351,390	175,899	137,981

Separate Account Annual Charges of 1.60%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.73	$10.26	$9.50	$7.98	$10.13
Value at end of period	$10.52	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	352,464	419,831	347,523	326,433	99,301
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83	$10.00
Value at end of period	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83
Number of accumulation units outstanding at end of period	23,462	24,589	29,597	41,700	51,904	73,912	116,266	158,295	99,516	21,739
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$15.49	$13.46	$10.10	$17.91	$15.52	$14.15	$12.33
Value at end of period	$16.94	$14.82	$15.49	$13.46	$10.10	$17.91	$15.52	$14.15
Number of accumulation units outstanding at end of period	561,069	587,695	606,697	719,226	837,578	893,193	826,650	581,826
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81
Value at end of period	$12.40	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99
Number of accumulation units outstanding at end of period	266,193	281,384	246,376	297,250	324,939	464,702	488,848	402,954	336,555	175,077
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.53	$9.60	$8.72	$7.18	$10.26
Value at end of period	$10.84	$9.53	$9.60	$8.72	$7.18
Number of accumulation units outstanding at end of period	102,844	90,589	80,742	50,079	6,019
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.31	$10.34
Value at end of period	$10.69	$9.31
Number of accumulation units outstanding at end of period	3,815	535
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.80	$9.54
Value at end of period	$10.01	$8.80
Number of accumulation units outstanding at end of period	6,486	3,189
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61	$10.00
Value at end of period	$17.86	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61
Number of accumulation units outstanding at end of period	839,536	876,221	957,186	1,079,770	1,186,781	1,344,484	1,164,544	781,242	358,029	74,169
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.36	$13.34	$12.03	$9.08	$7.79
Value at end of period	$13.75	$12.36	$13.34	$12.03	$9.08
Number of accumulation units outstanding at end of period	43,287	52,721	45,414	13,525	433

Access		CFI 24

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99	$9.97
Value at end of period	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	218,449	223,538	229,055	259,385	232,657	219,133	155,283	74,393
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89	$9.95
Value at end of period	$13.53	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	93,147	90,253	80,599	91,874	105,082	149,813	164,493	143,590	66,820
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.10	$10.97	$10.57	$9.92
Value at end of period	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	278,414	205,515	147,367	79,940
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96
Value at end of period	$12.23	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95
Number of accumulation units outstanding at end of period	87,744	94,126	103,259	117,076	110,106	137,089	157,899	182,308	5,665	4,515
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.98	$11.34	$9.75	$6.49	$9.99
Value at end of period	$10.56	$9.98	$11.34	$9.75	$6.49
Number of accumulation units outstanding at end of period	54,504	67,383	100,320	117,721	83,614
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.58	$10.17	$9.75	$8.83	$10.00
Value at end of period	$11.09	$10.58	$10.17	$9.75	$8.83
Number of accumulation units outstanding at end of period	163,640	209,126	233,093	248,930	150,716
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61	$11.31
Value at end of period	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	74,542	82,093	85,135	100,391	112,936	96,256	51,926
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24
Value at end of period	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92
Number of accumulation units outstanding at end of period	40,959	52,619	62,970	77,637	90,173	114,199	162,747	155,995	166,268	168,123
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04	$10.22
Value at end of period	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	83,282	81,680	86,749	113,611	138,197	152,939	113,861
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91	$9.96
Value at end of period	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91
Number of accumulation units outstanding at end of period	367,344	409,116	419,286	434,528	460,508	390,709	211,810	369
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.66	$8.58	$6.98	$5.82	$10.39	$10.68
Value at end of period	$8.90	$7.66	$8.58	$6.98	$5.82	$10.39
Number of accumulation units outstanding at end of period	68,815	72,381	71,759	40,589	16,789	7,682

Access

CFI 25

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.14	$8.77	$9.81	$10.14
Value at end of period	$8.56	$7.14	$8.77	$9.81
Number of accumulation units outstanding at end of period	922	667	3,350	1,521
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20
Value at end of period	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45
Number of accumulation units outstanding at end of period	528,481	630,249	775,376	929,455	1,079,759	1,307,368	840,925	858,757	291,957	241,130
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91	$9.98
Value at end of period	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	579,648	577,973	621,023	649,792	652,013	739,398	403,387
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.70	$9.93	$9.05	$7.27	$11.87	$12.48
Value at end of period	$10.84	$9.70	$9.93	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	292,163	327,334	340,336	347,788	375,941	338,483
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.24	$8.48	$7.78	$6.07	$9.59	$10.06
Value at end of period	$9.40	$8.24	$8.48	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	328,105	430,273	442,092	467,737	536,249	288,900
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.37	$10.99	$9.85
Value at end of period	$11.76	$10.37	$10.99
Number of accumulation units outstanding at end of period	2,550	2,551	311
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.84	$9.88
Value at end of period	$8.42	$8.84
Number of accumulation units outstanding at end of period	57,540	49,515
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64
Value at end of period	$36.52	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44
Number of accumulation units outstanding at end of period	104,112	118,052	142,139	172,799	197,520	175,075	168,110	134,710	89,495	101,132
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.40	$11.02	$10.08	$7.09	$12.00	$11.39	$10.71
Value at end of period	$10.08	$9.40	$11.02	$10.08	$7.09	$12.00	$11.39
Number of accumulation units outstanding at end of period	1,882	1,930	2,140	3,511	3,575	5,174	3,544
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.55	$9.99
Value at end of period	$10.82	$9.55
Number of accumulation units outstanding at end of period	2,188,275	2,305,404
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.54	$8.73	$7.79	$6.09	$9.95	$9.83
Value at end of period	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95
Number of accumulation units outstanding at end of period	1,044,290	1,162,482	910,183	1,146,210	1,075,276	159

Access

CFI 26

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.99	$13.70	$12.94	$10.19
Value at end of period	$13.89	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	13,652	13,168	17,904	6,043
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93	$7.21
Value at end of period	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93
Number of accumulation units outstanding at end of period	337,653	454,000	531,146	617,261	832,110	827,971	317,311	298,885	247,034	68,649
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09
Value at end of period	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69
Number of accumulation units outstanding at end of period	175,500	218,220	236,175	279,709	312,339	364,078	389,413	495,372	364,096
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48
Value at end of period	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76
Number of accumulation units outstanding at end of period	195,244	203,976	199,705	228,207	268,146	319,535	336,859	392,597	318,576
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63
Value at end of period	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09
Number of accumulation units outstanding at end of period	960,196	1,003,083	1,186,881	1,335,700	1,103,079	472,445	355,998	250,032	141,536	76,855
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.93	$8.04	$7.60	$6.06	$8.25
Value at end of period	$8.08	$6.93	$8.04	$7.60	$6.06
Number of accumulation units outstanding at end of period	68,215	68,421	71,550	78,838	48,600
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37	$12.15
Value at end of period	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37
Number of accumulation units outstanding at end of period	208,290	179,158	180,459	191,338	223,593	268,526	269,186	217,632
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84	$10.16
Value at end of period	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	159,971	162,093	194,468	226,148	236,036	145,150	101,883	57,793
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83
Value at end of period	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44
Number of accumulation units outstanding at end of period	134,684	163,462	201,782	244,106	286,443	349,212	418,501	432,481	444,724	456,690
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.36	$11.02	$10.70
Value at end of period	$9.91	$9.36	$11.02
Number of accumulation units outstanding at end of period	1,291	1,215	1,032
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17
Value at end of period	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91
Number of accumulation units outstanding at end of period	187,587	202,006	252,008	320,772	379,394	448,152	460,882	437,852	387,272	459,146

Access

CFI 27

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.91	$16.88	$13.95	$11.28	$17.12
Value at end of period	$19.97	$16.91	$16.88	$13.95	$11.28
Number of accumulation units outstanding at end of period	123,639	110,798	100,099	86,334	78,567
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83
Value at end of period	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35
Number of accumulation units outstanding at end of period	153,516	132,828	159,111	148,286	176,068	243,395	252,648	216,699	190,713	72,864
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.93
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	2,458,455
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47	$10.15
Value at end of period	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	60,637	61,615	35,638	37,366	9,143	12,736	16,022	23,212	3,177
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.03	$10.05
Value at end of period	$11.29	$10.03
Number of accumulation units outstanding at end of period	129,986	126,840
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53
Value at end of period	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77
Number of accumulation units outstanding at end of period	57,062	70,897	85,517	106,623	143,604	202,754	238,553	309,506	393,676	614,146
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33
Value at end of period	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20
Number of accumulation units outstanding at end of period	655,567	799,161	997,898	1,514,943	2,175,066	1,306,313	1,147,182	1,201,904	1,131,572	1,702,971
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37
Value at end of period	$17.55	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55
Number of accumulation units outstanding at end of period	508,551	595,999	718,203	853,308	995,225	1,160,128	1,300,804	1,568,859	1,835,266	2,163,884
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91
Value at end of period	$28.41	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73
Number of accumulation units outstanding at end of period	373,521	419,254	455,009	548,065	643,128	819,694	897,003	1,025,683	911,027	932,450
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38	$10.11
Value at end of period	$19.20	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	215,305	217,860	240,709	268,883	289,925	304,354	220,033	175,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46	$7.10
Value at end of period	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46
Number of accumulation units outstanding at end of period	406,341	483,353	593,833	713,721	809,490	16,873	21,163	23,433	28,055
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83
Value at end of period	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97
Number of accumulation units outstanding at end of period	105,926	96,489	116,230	118,308	126,637	149,741	227,261	139,674	57,922	55,092

Access

CFI 28

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.21	$11.92	$10.62	$7.67
Value at end of period	$12.44	$11.21	$11.92	$10.62
Number of accumulation units outstanding at end of period	13,452	16,082	11,621	4,843
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58	$12.18
Value at end of period	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58
Number of accumulation units outstanding at end of period	116,165	108,607	110,603	140,376	157,769	152,046	116,133	44,746
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81	$10.00
Value at end of period	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	440,590	422,854	439,023	459,467	619,342	798,841	934,613	965,634	1,090,509
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49
Value at end of period	$19.67	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88
Number of accumulation units outstanding at end of period	1,351,529	1,379,258	1,487,389	1,652,663	1,530,242	1,175,130	1,101,979	952,309	773,578	642,677
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97	$10.17
Value at end of period	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97
Number of accumulation units outstanding at end of period	18,862	18,880	16,847	24,115	30,667	54,457	76,206	101,946
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.98	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88	$10.07
Value at end of period	$12.00	$10.98	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	407,811	440,452	515,691	624,996	786,881	413,629	436,650	481,919
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.13	$8.82	$8.31	$8.25
Value at end of period	$9.70	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	1,105,614	964,148	885,375	739,059
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.00	$10.29	$9.37	$9.21
Value at end of period	$11.12	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	4,102,883	4,201,720	4,415,858	5,062,790
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.36	$10.52	$9.63	$9.49
Value at end of period	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	5,057,836	5,025,261	5,211,377	5,736,069
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.68	$10.62	$9.86	$9.75
Value at end of period	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	3,312,064	3,183,151	3,370,579	3,745,706
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.34	$14.02	$12.67	$10.84
Value at end of period	$16.12	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	75,065	75,829	72,870	91,763

Access

CFI 29

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.02	$8.97	$8.14	$6.70	$10.13
Value at end of period	$10.23	$9.02	$8.97	$8.14	$6.70
Number of accumulation units outstanding at end of period	496,271	580,695	646,133	781,916	20,920
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.52	$13.66	$12.49	$10.64
Value at end of period	$15.42	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	115,699	115,336	97,961	113,909
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.47	$16.07	$12.98	$10.79
Value at end of period	$17.58	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	163,478	209,927	245,450	289,667
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.97	$10.34	$8.42	$6.12	$10.48
Value at end of period	$11.44	$9.97	$10.34	$8.42	$6.12
Number of accumulation units outstanding at end of period	72,432	71,697	79,361	61,243	12,196
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12	$10.74	$8.66	$6.96	$10.16
Value at end of period	$11.54	$10.12	$10.74	$8.66	$6.96
Number of accumulation units outstanding at end of period	78,181	92,229	105,578	93,601	73,382
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61
Value at end of period	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27
Number of accumulation units outstanding at end of period	41,091	46,628	58,239	71,603	81,596	98,573	126,536	104,909	95,913	106,296
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.44	$10.91	$8.94	$7.14	$10.56
Value at end of period	$11.74	$10.44	$10.91	$8.94	$7.14
Number of accumulation units outstanding at end of period	27,590	27,099	30,272	12,035	15,039
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14
Value at end of period	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45
Number of accumulation units outstanding at end of period	363,874	390,353	437,278	520,599	600,422	652,264	695,197	717,996	678,514	662,358
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86
Value at end of period	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46
Number of accumulation units outstanding at end of period	202,343	210,870	227,814	267,381	304,958	360,311	402,219	446,944	450,758	372,504
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.01	$9.28	$8.09	$5.76	$10.16	$10.07
Value at end of period	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	120,638	84,576	94,269	134,530	61,963	45,677
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40	$10.02
Value at end of period	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	117,200	149,496	123,173	149,242	179,557	193,860	168,664	108,897

Access

CFI 30

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17	$10.35
Value at end of period	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	564,949	176,179	185,124	191,585	202,155	91,050	43,509
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50
Value at end of period	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11
Number of accumulation units outstanding at end of period	184,193	212,918	258,876	308,065	369,472	437,103	444,904	478,115	519,725	583,925
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.60	$11.02	$10.58	$10.19	$9.86
Value at end of period	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	128,879	160,460	159,269	186,314	89,650
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$11.36	$10.22	$7.89	$13.37	$13.46	$11.97	$11.16
Value at end of period	$12.11	$10.88	$11.36	$10.22	$7.89	$13.37	$13.46	$11.97
Number of accumulation units outstanding at end of period	10,592	5,825	5,375	5,905	6,353	10,357	34,067	7,398
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.64	$8.08	$7.76	$6.07	$9.79
Value at end of period	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	16,509	18,347	20,710	15,510	19,771
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	36,132
PROFUND VP BULL
Value at beginning of period	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64
Value at end of period	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21
Number of accumulation units outstanding at end of period	3,734	4,522	4,952	6,595	9,219	24,362	66,827	87,305	236,229	123,574
PROFUND VP EUROPE 30
Value at beginning of period	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03
Value at end of period	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23
Number of accumulation units outstanding at end of period	5,905	6,360	5,732	6,504	7,317	16,311	21,489	69,529	77,158	71,708
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36	$10.00
Value at end of period	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36
Number of accumulation units outstanding at end of period	30,599	30,361	30,303	42,687	49,779	72,233	135,323	84,052	213,853	6,865

Separate Account Annual Charges of 1.70%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.69	$10.23	$9.48	$7.97	$10.09
Value at end of period	$10.47	$9.69	$10.23	$9.48	$7.97
Number of accumulation units outstanding at end of period	3,455,651	3,693,381	3,721,600	3,117,544	1,684,294

Access

CFI 31

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.31	$20.93	$16.84	$13.70	$19.40	$20.26	$17.27	$16.65	$13.82	$10.00
Value at end of period	$21.12	$19.31	$20.93	$16.84	$13.70	$19.40	$20.26	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	260,586	292,377	346,007	381,207	434,603	548,430	661,613	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$13.01	$11.32	$8.50	$15.09	$13.08	$11.94	$10.23
Value at end of period	$14.19	$12.43	$13.01	$11.32	$8.50	$15.09	$13.08	$11.94
Number of accumulation units outstanding at end of period	963,912	1,081,665	1,298,423	1,507,302	1,689,055	1,335,727	1,107,520	723,220
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.65	$10.76	$9.53	$7.46	$13.28	$13.34	$11.31	$10.90	$9.97	$7.80
Value at end of period	$12.26	$10.65	$10.76	$9.53	$7.46	$13.28	$13.34	$11.31	$10.90	$9.97
Number of accumulation units outstanding at end of period	369,182	431,834	509,299	580,670	667,353	977,380	1,226,029	1,094,676	1,224,611	881,408
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.50	$9.58	$8.70	$7.17	$9.94
Value at end of period	$10.79	$9.50	$9.58	$8.70	$7.17
Number of accumulation units outstanding at end of period	1,871,757	1,943,512	1,963,280	1,992,965	939,255
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.30	$9.91
Value at end of period	$10.67	$9.30
Number of accumulation units outstanding at end of period	40,835	18,377
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.79	$9.94
Value at end of period	$9.99	$8.79
Number of accumulation units outstanding at end of period	38,063	10,570
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.35	$18.23	$17.39	$12.43	$21.97	$18.72	$16.09	$13.54	$11.61	$10.00
Value at end of period	$17.69	$15.35	$18.23	$17.39	$12.43	$21.97	$18.72	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	1,844,458	2,061,659	2,331,615	2,578,721	2,347,957	2,257,381	2,319,253	2,083,393	1,408,463	252,100
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.32	$13.31	$12.02	$9.07	$9.92
Value at end of period	$13.69	$12.32	$13.31	$12.02	$9.07
Number of accumulation units outstanding at end of period	665,661	690,716	645,015	524,451	88,972
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.44	$12.38	$9.96	$7.49	$12.98	$12.44	$10.98	$10.00
Value at end of period	$14.64	$12.44	$12.38	$9.96	$7.49	$12.98	$12.44	$10.98
Number of accumulation units outstanding at end of period	659,565	698,960	841,956	832,913	542,366	505,384	334,077	288,123
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.49	$11.16	$10.61	$8.99	$12.82	$12.01	$10.73	$9.89	$9.95
Value at end of period	$13.41	$11.49	$11.16	$10.61	$8.99	$12.82	$12.01	$10.73	$9.89
Number of accumulation units outstanding at end of period	689,822	735,206	692,610	773,565	765,832	744,272	830,844	907,938	185,658
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.06	$10.95	$10.56	$9.87
Value at end of period	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	1,960,578	1,696,374	1,094,361	574,298

Access		CFI 32

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.75	$11.11	$9.96	$7.79	$13.00	$12.39	$11.76	$10.85	$9.93	$7.96
Value at end of period	$12.09	$10.75	$11.11	$9.96	$7.79	$13.00	$12.39	$11.76	$10.85	$9.93
Number of accumulation units outstanding at end of period	543,348	567,781	550,092	614,329	563,849	648,515	740,982	899,507	151,830	113,463
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$11.31	$9.73	$6.49	$9.99
Value at end of period	$10.51	$9.94	$11.31	$9.73	$6.49
Number of accumulation units outstanding at end of period	585,738	654,294	737,799	817,125	476,360
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.54	$10.14	$9.73	$8.82	$10.01
Value at end of period	$11.03	$10.54	$10.14	$9.73	$8.82
Number of accumulation units outstanding at end of period	1,527,118	1,666,881	1,976,688	1,930,945	1,125,424
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.96	$10.70	$9.38	$7.15	$12.39	$13.60	$11.05
Value at end of period	$12.30	$9.96	$10.70	$9.38	$7.15	$12.39	$13.60
Number of accumulation units outstanding at end of period	241,042	280,998	334,955	401,762	401,569	338,634	231,895
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$67.62	$62.82	$49.93	$37.38	$61.85	$76.50	$56.54	$49.24	$36.36	$26.86
Value at end of period	$76.80	$67.62	$62.82	$49.93	$37.38	$61.85	$76.50	$56.54	$49.24	$36.36
Number of accumulation units outstanding at end of period	196,694	231,154	268,696	321,061	390,879	559,409	830,289	952,425	1,054,396	1,057,432
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.50	$9.94	$8.07	$6.58	$10.16	$10.03	$10.05
Value at end of period	$10.67	$9.50	$9.94	$8.07	$6.58	$10.16	$10.03
Number of accumulation units outstanding at end of period	302,015	433,174	511,763	604,419	511,113	353,820	323,905
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.06	$9.67	$8.78	$6.78	$11.35	$11.09	$9.91	$9.95
Value at end of period	$10.00	$9.06	$9.67	$8.78	$6.78	$11.35	$11.09	$9.91
Number of accumulation units outstanding at end of period	743,898	819,616	920,705	864,230	661,802	425,914	359,224	15,529
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.63	$8.55	$6.96	$5.82	$10.39	$10.00
Value at end of period	$8.85	$7.63	$8.55	$6.96	$5.82	$10.39
Number of accumulation units outstanding at end of period	433,664	419,811	478,367	395,528	319,219	12,115
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.12	$8.76	$9.80	$9.63
Value at end of period	$8.53	$7.12	$8.76	$9.80
Number of accumulation units outstanding at end of period	24,280	9,568	12,538	5,067
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.79	$16.89	$13.39	$9.79	$16.36	$14.53	$13.21	$11.50	$9.42	$7.18
Value at end of period	$16.66	$14.79	$16.89	$13.39	$9.79	$16.36	$14.53	$13.21	$11.50	$9.42
Number of accumulation units outstanding at end of period	2,913,005	3,393,678	4,041,191	4,625,632	4,962,459	5,914,408	3,487,689	3,959,235	1,782,971	1,406,797
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.11	$11.03	$9.93	$7.65	$11.00	$10.90	$9.99
Value at end of period	$12.30	$11.11	$11.03	$9.93	$7.65	$11.00	$10.90
Number of accumulation units outstanding at end of period	1,628,071	1,622,711	1,503,414	1,695,841	1,421,792	1,262,187	652,185

Access

CFI 33

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.65	$9.89	$9.02	$7.26	$11.86	$12.48
Value at end of period	$10.77	$9.65	$9.89	$9.02	$7.26	$11.86
Number of accumulation units outstanding at end of period	463,400	517,168	560,126	593,359	509,013	443,087
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.20	$8.45	$7.76	$6.06	$9.59	$10.00
Value at end of period	$9.35	$8.20	$8.45	$7.76	$6.06	$9.59
Number of accumulation units outstanding at end of period	2,061,406	2,265,852	2,395,440	2,510,820	2,372,617	206,684
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.34	$10.98	$10.26	$10.65
Value at end of period	$11.72	$10.34	$10.98	$10.26
Number of accumulation units outstanding at end of period	9,445	9,583	9,573	4,771
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.83	$9.96
Value at end of period	$8.41	$8.83
Number of accumulation units outstanding at end of period	282,612	356,594
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$37.32	$41.79	$34.95	$25.85	$44.58	$34.03	$28.51	$21.06	$20.13	$13.45
Value at end of period	$35.64	$37.32	$41.79	$34.95	$25.85	$44.58	$34.03	$28.51	$21.06	$20.13
Number of accumulation units outstanding at end of period	478,180	554,538	647,095	827,368	903,562	928,032	1,107,524	1,146,344	1,046,499	1,031,494
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.35	$10.97	$10.04	$7.08	$11.98	$11.39	$10.01
Value at end of period	$10.01	$9.35	$10.97	$10.04	$7.08	$11.98	$11.39
Number of accumulation units outstanding at end of period	17,553	17,669	18,020	28,870	29,915	63,253	37,414
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.54	$9.99
Value at end of period	$10.80	$9.54
Number of accumulation units outstanding at end of period	3,318,380	3,747,317
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.51	$8.70	$7.77	$6.08	$9.34
Value at end of period	$9.66	$8.51	$8.70	$7.77	$6.08
Number of accumulation units outstanding at end of period	3,669,787	4,487,171	2,991,951	3,437,048	3,117,555
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.96	$13.67	$12.93	$10.01
Value at end of period	$13.83	$10.96	$13.67	$12.93
Number of accumulation units outstanding at end of period	124,641	117,139	145,965	97,826
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.40	$9.60	$8.59	$7.11	$11.55	$11.22	$9.98	$9.66	$8.91	$10.00
Value at end of period	$10.55	$9.40	$9.60	$8.59	$7.11	$11.55	$11.22	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	153,865	176,576	198,596	218,164	269,073	336,767	347,018	417,442	515,077	295,431
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.46	$12.85	$10.75	$8.32	$13.60	$13.14	$12.25	$11.24	$10.09
Value at end of period	$14.38	$12.46	$12.85	$10.75	$8.32	$13.60	$13.14	$12.25	$11.24
Number of accumulation units outstanding at end of period	131,755	161,344	190,119	217,932	251,096	344,719	409,291	418,820	179,042

Access

CFI 34

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.84	$12.16	$10.10	$8.25	$12.66	$13.77	$12.34	$11.70	$10.08
Value at end of period	$13.05	$11.84	$12.16	$10.10	$8.25	$12.66	$13.77	$12.34	$11.70
Number of accumulation units outstanding at end of period	121,905	142,424	173,219	192,807	220,948	297,408	394,633	332,296	155,689
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.62	$12.91	$11.99	$10.96	$12.21	$11.75	$11.52	$11.38	$11.07	$10.62
Value at end of period	$14.60	$13.62	$12.91	$11.99	$10.96	$12.21	$11.75	$11.52	$11.38	$11.07
Number of accumulation units outstanding at end of period	2,170,533	2,369,810	2,331,473	2,465,570	2,254,149	1,956,196	1,829,495	2,434,132	1,363,685	587,973
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.90	$8.02	$7.58	$6.05	$10.25
Value at end of period	$8.04	$6.90	$8.02	$7.58	$6.05
Number of accumulation units outstanding at end of period	179,506	188,041	257,004	248,136	47,877
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.59	$12.04	$10.64	$8.42	$13.48	$14.04	$12.32	$12.12
Value at end of period	$13.51	$11.59	$12.04	$10.64	$8.42	$13.48	$14.04	$12.32
Number of accumulation units outstanding at end of period	246,110	328,673	321,611	249,815	166,432	232,922	161,934	114,900
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.74	$12.10	$10.99	$9.13	$12.16	$11.97	$10.84	$10.16
Value at end of period	$12.98	$11.74	$12.10	$10.99	$9.13	$12.16	$11.97	$10.84
Number of accumulation units outstanding at end of period	552,540	590,476	673,114	686,960	738,976	120,697	81,712	76,209
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.76	$27.82	$25.16	$20.65	$30.99	$30.73	$26.95	$24.91	$22.21	$17.67
Value at end of period	$30.13	$26.76	$27.82	$25.16	$20.65	$30.99	$30.73	$26.95	$24.91	$22.21
Number of accumulation units outstanding at end of period	1,976,680	2,249,648	2,554,507	2,935,213	3,235,910	3,931,481	4,684,092	5,222,281	5,937,187	6,539,928
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.34	$11.01	$9.85	$9.77
Value at end of period	$9.87	$9.34	$11.01	$9.85
Number of accumulation units outstanding at end of period	17,451	22,870	21,607	1,512
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.94	$23.58	$19.94	$11.82	$24.68	$18.13	$13.58	$10.25	$8.85	$6.14
Value at end of period	$22.18	$18.94	$23.58	$19.94	$11.82	$24.68	$18.13	$13.58	$10.25	$8.85
Number of accumulation units outstanding at end of period	841,692	965,704	1,011,850	1,305,782	1,425,398	1,692,940	1,680,117	1,660,184	1,481,109	1,492,155
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.30	$10.29	$8.52	$6.89	$10.11
Value at end of period	$12.15	$10.30	$10.29	$8.52	$6.89
Number of accumulation units outstanding at end of period	499,022	414,337	501,493	270,472	100,126
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$15.04	$15.50	$12.45	$9.94	$14.44	$14.94	$13.03	$13.63	$10.33	$7.83
Value at end of period	$17.54	$15.04	$15.50	$12.45	$9.94	$14.44	$14.94	$13.03	$13.63	$10.33
Number of accumulation units outstanding at end of period	432,742	437,975	561,305	400,913	390,354	508,207	672,346	650,083	750,693	498,967
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	5,558,108
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.71	$13.64	$12.15	$8.68	$12.18	$11.10	$10.70	$10.46	$9.78
Value at end of period	$15.88	$13.71	$13.64	$12.15	$8.68	$12.18	$11.10	$10.70	$10.46
Number of accumulation units outstanding at end of period	534,159	645,863	354,546	273,883	41,442	13,289	36,478	16,383	34,588

Access		CFI 35

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.02	$10.05
Value at end of period	$11.27	$10.02
Number of accumulation units outstanding at end of period	347,097	454,492
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.47	$21.59	$21.29	$20.21	$20.61	$19.82	$19.42	$19.44	$19.50	$19.29
Value at end of period	$21.42	$21.47	$21.59	$21.29	$20.21	$20.61	$19.82	$19.42	$19.44	$19.50
Number of accumulation units outstanding at end of period	473,423	541,365	698,357	811,294	930,227	1,296,605	1,613,602	1,943,416	2,522,674	3,602,661
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.34	$15.60	$15.87	$16.09	$15.98	$15.49	$15.06	$14.90	$15.02	$15.17
Value at end of period	$15.08	$15.34	$15.60	$15.87	$16.09	$15.98	$15.49	$15.06	$14.90	$15.02
Number of accumulation units outstanding at end of period	3,879,800	4,162,838	4,773,219	6,266,485	9,058,019	4,420,567	4,005,132	4,520,877	4,839,983	6,180,281
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.60	$16.14	$13.70	$10.80	$18.42	$16.41	$15.91	$14.86	$13.44	$10.30
Value at end of period	$17.26	$15.60	$16.14	$13.70	$10.80	$18.42	$16.41	$15.91	$14.86	$13.44
Number of accumulation units outstanding at end of period	2,771,922	3,175,641	3,665,042	4,163,268	4,696,271	5,570,776	6,632,152	7,745,612	8,870,600	10,340,319
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.52	$25.56	$23.67	$20.42	$26.75	$26.17	$23.78	$23.51	$21.52	$18.75
Value at end of period	$27.89	$25.52	$25.56	$23.67	$20.42	$26.75	$26.17	$23.78	$23.51	$21.52
Number of accumulation units outstanding at end of period	2,454,504	2,843,205	3,277,242	3,747,181	4,110,240	4,955,781	5,806,272	6,887,224	7,728,640	8,577,564
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.11	$16.36	$14.64	$11.21	$18.31	$14.63	$11.37	$10.14
Value at end of period	$19.05	$17.11	$16.36	$14.64	$11.21	$18.31	$14.63	$11.37
Number of accumulation units outstanding at end of period	857,678	996,428	998,209	1,059,650	1,023,579	1,046,926	833,825	813,290
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.11	$11.39	$8.91	$6.43	$10.50	$8.52	$8.05	$7.43	$7.08
Value at end of period	$12.44	$11.11	$11.39	$8.91	$6.43	$10.50	$8.52	$8.05	$7.43
Number of accumulation units outstanding at end of period	2,597,026	2,991,666	3,452,664	3,713,348	4,131,153	155,482	188,735	219,579	252,836
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.24	$17.01	$15.19	$11.99	$17.08	$15.84	$13.28	$12.13	$10.96	$8.83
Value at end of period	$20.76	$18.24	$17.01	$15.19	$11.99	$17.08	$15.84	$13.28	$12.13	$10.96
Number of accumulation units outstanding at end of period	445,395	495,196	563,863	535,579	588,338	623,439	764,298	758,831	601,307	396,477
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.17	$11.89	$10.61	$8.43	$8.96
Value at end of period	$12.38	$11.17	$11.89	$10.61	$8.43
Number of accumulation units outstanding at end of period	112,213	114,384	329,082	60,086	7,774
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.86	$13.17	$11.57	$8.44	$14.43	$13.81	$11.94	$10.12
Value at end of period	$14.14	$11.86	$13.17	$11.57	$8.44	$14.43	$13.81	$11.94
Number of accumulation units outstanding at end of period	159,407	152,743	151,268	216,077	230,098	229,043	167,397	85,666
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.46	$15.06	$13.41	$9.13	$11.99	$11.86	$11.07	$10.80	$10.00
Value at end of period	$17.33	$15.46	$15.06	$13.41	$9.13	$11.99	$11.86	$11.07	$10.80
Number of accumulation units outstanding at end of period	2,026,776	2,219,344	2,466,409	2,591,193	3,078,712	4,086,052	5,056,465	5,745,875	6,965,131
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.06	$17.76	$16.77	$14.91	$14.56	$13.59	$13.25	$13.15	$12.76	$12.39
Value at end of period	$19.31	$18.06	$17.76	$16.77	$14.91	$14.56	$13.59	$13.25	$13.15	$12.76
Number of accumulation units outstanding at end of period	5,713,831	6,376,816	7,179,747	7,446,561	5,969,432	3,768,196	3,862,724	4,083,395	4,363,496	4,594,825

Access

CFI 36

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$11.58	$10.17	$8.33	$12.99	$12.58	$10.96	$10.29
Value at end of period	$11.78	$10.87	$11.58	$10.17	$8.33	$12.99	$12.58	$10.96
Number of accumulation units outstanding at end of period	203,786	221,155	236,900	230,036	226,183	319,878	420,023	407,726
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.91	$11.68	$10.07	$8.19	$12.46	$12.01	$10.87	$10.07
Value at end of period	$11.90	$10.91	$11.68	$10.07	$8.19	$12.46	$12.01	$10.87
Number of accumulation units outstanding at end of period	2,599,310	3,065,516	3,550,622	4,040,542	4,340,222	2,315,797	2,541,291	3,043,893
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.11	$8.81	$8.31	$8.25
Value at end of period	$9.66	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	2,781,260	2,754,472	2,697,248	2,377,555
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.98	$10.28	$9.37	$9.21
Value at end of period	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	8,659,484	9,339,028	10,270,361	10,541,770
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.33	$10.50	$9.63	$9.49
Value at end of period	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	8,463,731	8,955,848	9,590,943	9,960,273
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.65	$10.61	$9.85	$9.75
Value at end of period	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	4,984,037	5,331,195	5,863,080	6,380,869
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.30	$14.00	$12.66	$10.27
Value at end of period	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	427,808	457,843	503,489	565,479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.98	$8.95	$8.13	$6.70	$10.17
Value at end of period	$10.18	$8.98	$8.95	$8.13	$6.70
Number of accumulation units outstanding at end of period	4,487,089	4,937,104	5,831,461	6,625,442	70,299
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.48	$13.64	$12.48	$10.35
Value at end of period	$15.37	$13.48	$13.64	$12.48
Number of accumulation units outstanding at end of period	113,610	111,472	92,052	27,244
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.42	$16.04	$12.97	$10.40
Value at end of period	$17.51	$15.42	$16.04	$12.97
Number of accumulation units outstanding at end of period	1,831,013	2,105,460	2,482,145	2,798,443
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.93	$10.31	$8.40	$6.12	$10.60
Value at end of period	$11.39	$9.93	$10.31	$8.40	$6.12
Number of accumulation units outstanding at end of period	470,017	448,753	612,676	571,519	100,641

Access		CFI 37

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08	$10.71	$8.64	$6.95	$10.06
Value at end of period	$11.48	$10.08	$10.71	$8.64	$6.95
Number of accumulation units outstanding at end of period	537,075	527,261	816,183	641,199	313,012
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.14	$9.25	$7.12	$5.54	$8.62	$7.99	$7.23	$6.76	$6.25	$4.60
Value at end of period	$10.33	$9.14	$9.25	$7.12	$5.54	$8.62	$7.99	$7.23	$6.76	$6.25
Number of accumulation units outstanding at end of period	201,202	262,328	314,195	361,812	420,053	514,062	628,606	681,239	833,896	948,468
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.41	$10.88	$8.92	$7.13	$10.08
Value at end of period	$11.69	$10.41	$10.88	$8.92	$7.13
Number of accumulation units outstanding at end of period	182,286	214,608	248,836	311,524	175,101
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$48.94	$48.39	$43.17	$32.96	$46.25	$45.07	$39.99	$37.76	$32.94	$26.76
Value at end of period	$55.07	$48.94	$48.39	$43.17	$32.96	$46.25	$45.07	$39.99	$37.76	$32.94
Number of accumulation units outstanding at end of period	2,312,238	2,665,152	3,062,578	3,402,777	3,579,728	4,014,018	4,599,275	5,150,061	5,525,149	5,299,315
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$28.18	$28.93	$25.60	$20.84	$32.96	$32.54	$27.79	$27.21	$24.09	$19.58
Value at end of period	$32.47	$28.18	$28.93	$25.60	$20.84	$32.96	$32.54	$27.79	$27.21	$24.09
Number of accumulation units outstanding at end of period	1,380,414	1,647,604	1,806,131	2,038,278	2,092,368	2,515,157	2,919,174	3,337,338	3,691,299	3,460,523
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.97	$9.24	$8.06	$5.75	$10.15	$10.10
Value at end of period	$10.45	$8.97	$9.24	$8.06	$5.75	$10.15
Number of accumulation units outstanding at end of period	553,700	474,261	521,491	516,453	114,703	104,815
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.59	$13.44	$12.02	$8.89	$17.91	$15.11	$12.39	$10.15
Value at end of period	$13.52	$11.59	$13.44	$12.02	$8.89	$17.91	$15.11	$12.39
Number of accumulation units outstanding at end of period	371,527	412,626	456,831	559,482	691,116	706,945	603,745	605,153
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.81	$10.21	$9.56	$7.38	$12.64	$11.16	$10.09
Value at end of period	$10.27	$8.81	$10.21	$9.56	$7.38	$12.64	$11.16
Number of accumulation units outstanding at end of period	2,331,073	633,451	756,156	780,779	542,999	303,476	88,170
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.27	$20.79	$19.63	$15.09	$25.45	$25.29	$21.10	$19.53	$17.91	$13.36
Value at end of period	$23.07	$19.27	$20.79	$19.63	$15.09	$25.45	$25.29	$21.10	$19.53	$17.91
Number of accumulation units outstanding at end of period	570,334	641,973	753,685	828,443	875,862	1,009,766	1,185,454	1,260,151	1,445,887	1,425,812
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.56	$10.99	$10.56	$10.18	$10.04
Value at end of period	$11.77	$11.56	$10.99	$10.56	$10.18
Number of accumulation units outstanding at end of period	891,327	1,257,147	709,327	792,018	633,677
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.09	$10.54	$9.49	$7.34	$12.44	$12.54	$11.16	$10.30
Value at end of period	$11.21	$10.09	$10.54	$9.49	$7.34	$12.44	$12.54	$11.16
Number of accumulation units outstanding at end of period	2,962	7,314	7,523	10,930	13,053	44,060	68,155	24,442

Access

CFI 38

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.61	$8.06	$7.74	$6.06	$9.95
Value at end of period	$8.61	$7.61	$8.06	$7.74	$6.06
Number of accumulation units outstanding at end of period	709,004	752,428	818,579	980,137	712,855
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	53,993
PROFUND VP BULL
Value at beginning of period	$8.20	$8.34	$7.54	$6.17	$10.06	$9.89	$8.85	$8.76	$8.19	$6.63
Value at end of period	$9.18	$8.20	$8.34	$7.54	$6.17	$10.06	$9.89	$8.85	$8.76	$8.19
Number of accumulation units outstanding at end of period	71,796	79,497	83,068	90,391	105,711	117,958	272,360	413,814	734,907	548,338
PROFUND VP EUROPE 30
Value at beginning of period	$8.25	$9.21	$9.13	$7.02	$12.75	$11.33	$9.80	$9.23	$8.21	$6.02
Value at end of period	$9.46	$8.25	$9.21	$9.13	$7.02	$12.75	$11.33	$9.80	$9.23	$8.21
Number of accumulation units outstanding at end of period	64,168	70,476	74,816	86,689	103,742	129,818	183,795	242,495	305,286	538,227
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.01	$4.90	$5.93	$4.57	$7.49	$8.04	$7.42	$8.20	$9.36	$10.00
Value at end of period	$2.75	$3.01	$4.90	$5.93	$4.57	$7.49	$8.04	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	106,877	106,744	108,848	116,431	144,442	188,563	286,368	438,175	347,573	404,098

Separate Account Annual Charges of 1.75%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82	$10.00
Value at end of period	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	89,669	108,654	133,922	154,250	195,678	237,998	314,959	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94	$10.23
Value at end of period	$14.14	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94
Number of accumulation units outstanding at end of period	204,373	235,957	299,967	358,684	444,100	493,102	355,442	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79
Value at end of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Number of accumulation units outstanding at end of period	313,815	358,968	417,372	465,583	530,273	682,579	725,114	739,319	1,163,703	987,940
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.48	$9.56	$8.69	$7.17	$9.94
Value at end of period	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	118,113	122,886	104,038	97,544	49,722

Access

CFI 39

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.29	$10.13
Value at end of period	$10.66	$9.29
Number of accumulation units outstanding at end of period	29,025	10,513
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.78	$10.07
Value at end of period	$9.98	$8.78
Number of accumulation units outstanding at end of period	5,491	9,731
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	394,328	466,879	586,478	660,049	739,896	1,013,920	992,537	925,189	865,696	208,539
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.30	$13.29	$12.01	$9.91
Value at end of period	$13.66	$12.30	$13.29	$12.01
Number of accumulation units outstanding at end of period	29,841	48,833	40,505	14,724
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	116,198	149,529	178,126	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	195,235	222,670	280,367	322,322	365,994	401,785	496,922	518,299	78,661
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.05	$10.94	$10.56	$9.91
Value at end of period	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	272,814	226,173	158,549	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96
Value at end of period	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92
Number of accumulation units outstanding at end of period	228,729	262,165	301,246	351,371	382,379	460,434	568,420	650,446	67,045	120,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.92	$11.29	$9.73	$6.49	$9.99
Value at end of period	$10.49	$9.92	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	159,639	188,146	225,420	220,402	215,733
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.52	$10.13	$9.72	$8.82	$10.00
Value at end of period	$11.01	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	202,720	242,027	296,209	349,941	208,410
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	35,292	45,901	53,304	63,073	74,427	81,623	101,564

Access		CFI 40

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67
Value at end of period	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09
Number of accumulation units outstanding at end of period	67,961	81,510	104,827	127,889	162,446	224,152	366,031	364,509	463,695	398,419
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	65,342	91,440	104,288	127,896	147,871	176,039	103,094
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	108,857	127,463	154,749	150,347	163,151	106,843	83,211
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.61	$8.53	$6.96	$5.81	$10.39	$10.02
Value at end of period	$8.83	$7.61	$8.53	$6.96	$5.81	$10.39
Number of accumulation units outstanding at end of period	49,432	45,924	57,530	9,911	27,567	45,000
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.11	$8.75	$9.80	$10.14
Value at end of period	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	1,784	0	0	455
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17
Value at end of period	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41
Number of accumulation units outstanding at end of period	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410	1,170,476
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	278,388	280,115	297,547	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.63	$9.88	$9.01	$7.25	$11.86	$12.53
Value at end of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	111,314	118,136	124,951	135,567	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.18	$8.44	$7.75	$6.05	$9.58	$10.09
Value at end of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	130,217	100,361	102,295	96,861	70,024	162,775
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.33	$10.97	$10.26	$10.65
Value at end of period	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	3,763	3,902	3,200	433
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.83	$9.88
Value at end of period	$8.40	$8.83
Number of accumulation units outstanding at end of period	40,721	41,461

Access

CFI 41

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36
Value at end of period	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98
Number of accumulation units outstanding at end of period	97,577	123,084	174,269	223,048	303,749	316,831	330,956	385,687	330,848	210,633
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.32	$10.95	$10.02	$7.07	$11.97	$11.39	$10.57
Value at end of period	$9.98	$9.32	$10.95	$10.02	$7.07	$11.97	$11.39
Number of accumulation units outstanding at end of period	4,016	4,095	4,173	4,261	4,318	5,437	4,321
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.54	$9.99
Value at end of period	$10.79	$9.54
Number of accumulation units outstanding at end of period	558,357	684,332
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$9.63	$8.49	$8.68	$7.78	$6.08	$9.95
Number of accumulation units outstanding at end of period	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.95	$13.66	$12.93	$10.19
Value at end of period	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	12,123	9,738	27,622	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$10.00
Value at end of period	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	103,942	118,011	161,651	185,662	219,708	256,881	267,971	299,598	548,608	275,705
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	26,941	30,163	39,171	70,781	117,089	171,859	108,782	138,848	430,312
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	16,019	16,126	22,717	31,227	43,054	86,144	116,901	147,078	345,339
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62
Value at end of period	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06
Number of accumulation units outstanding at end of period	387,319	472,680	519,722	557,196	570,876	646,304	443,958	453,906	447,751	277,417
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	41,892	34,798	42,289	32,930	3,329
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	292,800	320,523	359,615	378,272	415,402	485,537	527,949	578,971

Access

CFI 42

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	121,858	148,295	188,722	222,360	306,848	94,763	108,471	56,894
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58
Value at end of period	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09
Number of accumulation units outstanding at end of period	231,946	281,912	337,800	388,816	443,563	540,794	677,536	747,521	841,483	841,519
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.33	$11.00	$9.85	$9.77
Value at end of period	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	89	2,041	5,714	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13
Value at end of period	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83
Number of accumulation units outstanding at end of period	162,360	180,430	206,305	304,281	378,645	501,622	526,429	569,209	414,950	410,102
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	79,203	60,593	63,348	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Value at end of period	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Number of accumulation units outstanding at end of period	133,682	170,175	191,942	155,530	185,036	234,079	289,126	304,044	434,570	299,555
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.03
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	1,169,152
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during October 2004)
Value at beginning of period	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	78,894	103,158	58,940	68,312	15,517	452	7,870	13,402	4,715
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.02	$10.05
Value at end of period	$11.26	$10.02
Number of accumulation units outstanding at end of period	152,572	176,268
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12
Value at end of period	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32
Number of accumulation units outstanding at end of period	108,190	122,106	146,749	176,680	219,747	290,852	374,384	502,204	644,003	1,037,485
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01
Value at end of period	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86
Number of accumulation units outstanding at end of period	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596	616,216	1,213,060	1,545,927
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27
Value at end of period	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39
Number of accumulation units outstanding at end of period	449,519	547,117	625,390	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306	1,718,678

Access

CFI 43

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68
Value at end of period	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42
Number of accumulation units outstanding at end of period	589,522	690,798	849,458	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,918,631	2,962,240
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	159,354	185,601	222,450	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480	176,312	183,674
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83
Value at end of period	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95
Number of accumulation units outstanding at end of period	143,248	169,004	202,527	203,385	225,513	280,577	332,645	339,825	354,307	242,169
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.15	$11.87	$10.60	$8.81
Value at end of period	$12.36	$11.15	$11.87	$10.60
Number of accumulation units outstanding at end of period	8,319	24,032	5,692	6,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	44,382	43,199	48,642	57,061	63,473	53,080	49,426	14,539
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34
Value at end of period	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70
Number of accumulation units outstanding at end of period	1,344,452	1,411,067	1,722,139	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	2,353,927	2,257,025
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	91,496	100,791	124,360	153,889	167,298	198,883	212,294	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87	$10.04
Value at end of period	$11.86	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	639,659	759,847	924,260	1,113,811	1,217,638	892,352	1,051,006	1,230,020
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	328,632	279,668	367,431	363,340

Access

CFI 44

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$10.27	$9.37	$9.21
Value at end of period	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	967,993	1,055,184	1,232,540	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$10.50	$9.62	$9.49
Value at end of period	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	613,105	699,255	667,671	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$10.60	$9.85	$9.75
Value at end of period	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	784,921	888,475	916,906	958,263
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.28	$13.99	$12.66	$9.95
Value at end of period	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	269,744	320,643	369,472	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	658,566	785,637	998,454	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.46	$13.63	$12.48	$10.85
Value at end of period	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	21,886	15,071	1,463	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.40	$16.03	$12.96	$10.40
Value at end of period	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	277,169	322,879	415,384	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	75,481	61,315	78,462	47,716	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	123,674	136,727	186,026	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59
Value at end of period	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25
Number of accumulation units outstanding at end of period	214,984	247,873	286,727	320,361	376,713	459,626	564,312	678,759	812,724	952,613
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	29,648	55,529	44,468	65,135	49,665

Access

CFI 45

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57
Value at end of period	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69
Number of accumulation units outstanding at end of period	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601	2,065,649
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44
Value at end of period	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91
Number of accumulation units outstanding at end of period	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760	1,278,747
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	61,096	95,002	109,783	80,480	16,757	9,218
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	139,920	155,542	171,109	200,319	254,172	318,925	316,462	339,789
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	544,244	107,339	138,277	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29
Value at end of period	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80
Number of accumulation units outstanding at end of period	210,020	248,042	296,746	357,836	401,370	489,370	584,766	682,575	753,550	805,342
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	144,863	254,563	212,507	223,479	374,087
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16	$10.77
Value at end of period	$11.17	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16
Number of accumulation units outstanding at end of period	813	3,219	4,046	4,589	4,610	6,458	13,639	30,728
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	24,179	37,366	38,074	36,994	51,243
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	70,263
PROFUND VP BULL
Value at beginning of period	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63
Value at end of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	43,819	48,533	67,290	71,655	77,466	102,754	215,771	304,922	518,311	467,546
PROFUND VP EUROPE 30
Value at beginning of period	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02
Value at end of period	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	27,824	33,595	41,583	47,001	51,597	69,260	148,846	186,919	140,140	190,714

Access		CFI 46

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	23,258	22,697	25,407	24,973	26,319	32,185	61,675	193,952	282,310	74,879

Separate Account Annual Charges of 1.80%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.65	$10.20	$9.46	$7.97	$10.04
Value at end of period	$10.42	$9.65	$10.20	$9.46	$7.97
Number of accumulation units outstanding at end of period	4,580,132	5,320,212	4,848,084	6,969,529	2,906,934
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.14	$20.77	$16.72	$13.62	$19.31	$20.19	$17.22	$16.63	$13.81	$10.00
Value at end of period	$20.91	$19.14	$20.77	$16.72	$13.62	$19.31	$20.19	$17.22	$16.63	$13.81
Number of accumulation units outstanding at end of period	292,045	339,272	373,935	421,323	490,206	635,853	883,123	1,123,510	852,061	243,070
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.51	$15.20	$13.23	$9.95	$17.68	$15.35	$14.03	$12.24
Value at end of period	$16.55	$14.51	$15.20	$13.23	$9.95	$17.68	$15.35	$14.03
Number of accumulation units outstanding at end of period	1,912,726	2,201,225	2,816,261	3,266,422	3,901,938	3,429,987	2,418,016	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.54	$10.66	$9.45	$7.41	$13.19	$13.26	$11.26	$10.86	$9.94	$7.79
Value at end of period	$12.11	$10.54	$10.66	$9.45	$7.41	$13.19	$13.26	$11.26	$10.86	$9.94
Number of accumulation units outstanding at end of period	728,598	807,233	910,073	1,046,724	1,236,481	1,644,617	1,865,881	1,488,441	1,417,019	1,180,858
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.46	$9.55	$8.69	$7.17	$9.96
Value at end of period	$10.74	$9.46	$9.55	$8.69	$7.17
Number of accumulation units outstanding at end of period	1,458,307	1,431,116	1,325,090	1,225,465	984,329
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.29	$10.09
Value at end of period	$10.65	$9.29
Number of accumulation units outstanding at end of period	90,384	39,162
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.78	$10.07
Value at end of period	$9.97	$8.78
Number of accumulation units outstanding at end of period	41,958	29,564
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.22	$18.10	$17.28	$12.36	$21.88	$18.66	$16.05	$13.52	$11.60	$10.00
Value at end of period	$17.52	$15.22	$18.10	$17.28	$12.36	$21.88	$18.66	$16.05	$13.52	$11.60
Number of accumulation units outstanding at end of period	2,719,263	3,191,641	3,947,550	4,416,575	4,068,747	4,171,265	3,422,931	2,431,609	1,413,483	261,151

Access

CFI 47

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.28	$13.28	$12.00	$9.07	$9.48
Value at end of period	$13.63	$12.28	$13.28	$12.00	$9.07
Number of accumulation units outstanding at end of period	1,102,576	1,159,184	2,687,618	691,774	55,276
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$12.31	$9.91	$7.47	$12.94	$12.42	$10.97	$10.02
Value at end of period	$14.52	$12.36	$12.31	$9.91	$7.47	$12.94	$12.42	$10.97
Number of accumulation units outstanding at end of period	1,509,289	1,736,449	1,752,103	1,928,884	1,662,196	1,404,432	930,874	428,655
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.40	$11.08	$10.55	$8.94	$12.77	$11.98	$10.71	$9.88	$9.95
Value at end of period	$13.29	$11.40	$11.08	$10.55	$8.94	$12.77	$11.98	$10.71	$9.88
Number of accumulation units outstanding at end of period	942,083	982,245	881,629	1,036,251	1,358,965	1,188,199	1,155,987	1,100,939	137,601
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.03	$10.93	$10.55	$9.87
Value at end of period	$12.56	$12.03	$10.93	$10.55
Number of accumulation units outstanding at end of period	4,667,791	4,320,794	1,388,091	1,262,403
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.64	$11.01	$9.89	$7.73	$12.92	$12.33	$11.72	$10.82	$9.92	$7.95
Value at end of period	$11.96	$10.64	$11.01	$9.89	$7.73	$12.92	$12.33	$11.72	$10.82	$9.92
Number of accumulation units outstanding at end of period	747,703	841,101	827,960	798,930	881,147	947,230	944,396	1,075,154	138,104	111,582
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.90	$11.28	$9.72	$6.48	$9.99
Value at end of period	$10.46	$9.90	$11.28	$9.72	$6.48
Number of accumulation units outstanding at end of period	1,004,359	1,223,677	1,481,272	1,517,674	917,208
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.50	$10.11	$9.71	$8.81	$10.01
Value at end of period	$10.98	$10.50	$10.11	$9.71	$8.81
Number of accumulation units outstanding at end of period	2,022,473	2,378,961	3,074,339	3,127,659	1,643,859
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.90	$10.65	$9.35	$7.13	$12.37	$13.59	$11.04
Value at end of period	$12.22	$9.90	$10.65	$9.35	$7.13	$12.37	$13.59
Number of accumulation units outstanding at end of period	527,120	606,050	692,761	777,699	812,892	807,124	393,066
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$66.07	$61.44	$48.88	$36.63	$60.68	$75.12	$55.57	$48.45	$35.82	$26.48
Value at end of period	$74.95	$66.07	$61.44	$48.88	$36.63	$60.68	$75.12	$55.57	$48.45	$35.82
Number of accumulation units outstanding at end of period	297,080	348,401	404,020	477,698	584,295	781,012	1,107,145	1,005,107	1,026,075	933,790
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.45	$9.89	$8.04	$6.56	$10.14	$10.03	$10.05
Value at end of period	$10.60	$9.45	$9.89	$8.04	$6.56	$10.14	$10.03
Number of accumulation units outstanding at end of period	786,358	975,691	1,137,911	1,385,994	1,404,795	1,243,597	705,941
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.00	$9.62	$8.74	$6.76	$11.33	$11.08	$9.91	$9.96
Value at end of period	$9.92	$9.00	$9.62	$8.74	$6.76	$11.33	$11.08	$9.91
Number of accumulation units outstanding at end of period	1,246,234	1,402,454	1,614,112	1,850,971	1,749,544	1,154,958	673,675	19,330

Access

CFI 48

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.60	$8.52	$6.95	$5.81	$10.39	$10.00
Value at end of period	$8.80	$7.60	$8.52	$6.95	$5.81	$10.39
Number of accumulation units outstanding at end of period	836,948	932,786	1,762,473	1,012,575	1,114,370	688,897
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.11	$8.75	$9.80	$9.61
Value at end of period	$8.50	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	94,568	24,532	14,690	1,770
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.62	$16.72	$13.26	$9.70	$16.24	$14.44	$13.14	$11.45	$9.39	$7.17
Value at end of period	$16.46	$14.62	$16.72	$13.26	$9.70	$16.24	$14.44	$13.14	$11.45	$9.39
Number of accumulation units outstanding at end of period	3,066,931	3,532,535	4,275,347	4,760,795	5,294,854	5,746,779	3,797,707	3,735,442	2,325,815	2,030,808
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.05	$10.97	$9.89	$7.63	$10.98	$10.90	$10.02
Value at end of period	$12.22	$11.05	$10.97	$9.89	$7.63	$10.98	$10.90
Number of accumulation units outstanding at end of period	2,339,321	2,453,412	2,382,800	2,760,884	2,565,615	2,094,651	1,378,070
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.60	$9.86	$9.00	$7.24	$11.85	$12.42
Value at end of period	$10.71	$9.60	$9.86	$9.00	$7.24	$11.85
Number of accumulation units outstanding at end of period	902,956	1,078,901	1,182,069	1,066,361	1,218,514	1,167,086
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.16	$8.42	$7.74	$6.05	$9.58	$10.00
Value at end of period	$9.29	$8.16	$8.42	$7.74	$6.05	$9.58
Number of accumulation units outstanding at end of period	3,091,982	3,439,173	3,789,489	4,333,267	5,261,646	3,338,384
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$10.96	$10.25	$9.96
Value at end of period	$11.68	$10.32	$10.96	$10.25
Number of accumulation units outstanding at end of period	1,980	1,495	7,138	723
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.82	$9.96
Value at end of period	$8.39	$8.82
Number of accumulation units outstanding at end of period	685,476	738,508
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$36.46	$40.87	$34.21	$25.33	$43.73	$33.42	$28.03	$20.72	$19.83	$13.26
Value at end of period	$34.78	$36.46	$40.87	$34.21	$25.33	$43.73	$33.42	$28.03	$20.72	$19.83
Number of accumulation units outstanding at end of period	749,851	844,499	1,034,065	1,312,710	1,456,292	1,449,552	1,187,540	958,681	588,098	496,935
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.30	$10.92	$10.01	$7.06	$11.96	$11.39	$10.03
Value at end of period	$9.95	$9.30	$10.92	$10.01	$7.06	$11.96	$11.39
Number of accumulation units outstanding at end of period	34,267	36,260	39,166	42,576	48,574	70,916	36,474
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.53	$9.99
Value at end of period	$10.78	$9.53
Number of accumulation units outstanding at end of period	4,809,114	5,344,579

Access

CFI 49

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.47	$8.67	$7.76	$6.07	$9.95	$9.83
Value at end of period	$9.60	$8.47	$8.67	$7.76	$6.07	$9.95
Number of accumulation units outstanding at end of period	6,151,869	7,047,014	4,737,771	5,220,432	4,115,316	1,105
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.93	$13.65	$12.92	$9.99
Value at end of period	$13.78	$10.93	$13.65	$12.92
Number of accumulation units outstanding at end of period	128,351	146,630	248,033	259,227
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.31	$9.51	$8.52	$7.05	$11.47	$11.15	$9.94	$9.62	$8.89	$7.19
Value at end of period	$10.43	$9.31	$9.51	$8.52	$7.05	$11.47	$11.15	$9.94	$9.62	$8.89
Number of accumulation units outstanding at end of period	677,417	743,557	1,294,912	1,391,986	1,763,254	1,814,201	1,154,154	1,190,341	578,842	335,685
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.87	$14.32	$12.00	$9.29	$15.20	$14.70	$13.72	$12.60	$11.03
Value at end of period	$15.99	$13.87	$14.32	$12.00	$9.29	$15.20	$14.70	$13.72	$12.60
Number of accumulation units outstanding at end of period	401,719	451,533	573,103	628,781	813,645	979,846	799,019	577,024	175,614
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.73	$14.12	$11.74	$9.60	$14.74	$16.05	$14.40	$13.66	$11.43
Value at end of period	$15.12	$13.73	$14.12	$11.74	$9.60	$14.74	$16.05	$14.40	$13.66
Number of accumulation units outstanding at end of period	467,265	513,395	594,432	638,276	778,310	868,470	986,086	572,793	166,880
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.49	$12.80	$11.90	$10.89	$12.14	$11.70	$11.48	$11.35	$11.05	$10.62
Value at end of period	$14.45	$13.49	$12.80	$11.90	$10.89	$12.14	$11.70	$11.48	$11.35	$11.05
Number of accumulation units outstanding at end of period	4,981,575	5,423,977	6,019,746	6,442,678	6,841,165	6,989,870	4,238,741	2,290,174	1,363,166	785,879
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.88	$8.00	$7.57	$6.05	$10.23
Value at end of period	$8.00	$6.88	$8.00	$7.57	$6.05
Number of accumulation units outstanding at end of period	314,283	297,723	391,365	619,576	47,456
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.47	$11.93	$10.55	$8.36	$13.41	$13.97	$12.28	$12.08
Value at end of period	$13.37	$11.47	$11.93	$10.55	$8.36	$13.41	$13.97	$12.28
Number of accumulation units outstanding at end of period	586,623	596,557	755,522	443,853	451,445	438,690	316,783	271,921
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$12.03	$10.94	$9.10	$12.12	$11.95	$10.83	$10.16
Value at end of period	$12.88	$11.66	$12.03	$10.94	$9.10	$12.12	$11.95	$10.83
Number of accumulation units outstanding at end of period	894,306	959,336	1,123,219	979,826	1,330,884	454,672	212,735	247,764
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.26	$27.34	$24.74	$20.33	$30.55	$30.32	$26.62	$24.63	$21.98	$17.50
Value at end of period	$29.55	$26.26	$27.34	$24.74	$20.33	$30.55	$30.32	$26.62	$24.63	$21.98
Number of accumulation units outstanding at end of period	891,048	1,022,651	1,201,379	1,432,519	1,558,547	1,754,312	1,927,762	1,917,353	1,987,888	2,020,012
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.31	$10.99	$9.85	$9.48
Value at end of period	$9.84	$9.31	$10.99	$9.85
Number of accumulation units outstanding at end of period	16,621	37,878	10,394	79

Access

CFI 50

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.68	$23.27	$19.70	$11.69	$24.43	$17.97	$13.47	$10.18	$8.80	$6.11
Value at end of period	$21.84	$18.68	$23.27	$19.70	$11.69	$24.43	$17.97	$13.47	$10.18	$8.80
Number of accumulation units outstanding at end of period	1,573,188	1,616,591	1,772,314	2,344,576	2,305,399	2,898,044	2,182,854	1,662,498	1,042,282	847,929
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.58	$16.58	$13.73	$11.13	$16.93
Value at end of period	$19.54	$16.58	$16.58	$13.73	$11.13
Number of accumulation units outstanding at end of period	493,135	324,403	357,238	182,345	132,504
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.89	$15.37	$12.35	$9.88	$14.36	$14.87	$12.98	$13.63	$10.31	$7.82
Value at end of period	$17.35	$14.89	$15.37	$12.35	$9.88	$14.36	$14.87	$12.98	$13.63	$10.31
Number of accumulation units outstanding at end of period	1,007,689	1,128,312	1,514,461	1,010,425	1,055,689	1,367,669	1,290,727	1,019,675	873,013	681,441
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	8,192,636
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.61	$13.55	$12.08	$8.63	$12.14	$11.07	$10.68	$10.46	$9.73
Value at end of period	$15.74	$13.61	$13.55	$12.08	$8.63	$12.14	$11.07	$10.68	$10.46
Number of accumulation units outstanding at end of period	850,563	947,950	591,995	527,266	41,671	17,975	34,235	24,325	736
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.01	$10.04
Value at end of period	$11.24	$10.01
Number of accumulation units outstanding at end of period	461,779	592,607
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.94	$21.07	$20.81	$19.77	$20.18	$19.43	$19.06	$19.09	$19.18	$18.99
Value at end of period	$20.87	$20.94	$21.07	$20.81	$19.77	$20.18	$19.43	$19.06	$19.09	$19.18
Number of accumulation units outstanding at end of period	336,286	424,985	530,599	653,704	783,306	957,759	1,180,647	1,480,017	1,972,193	2,934,073
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.94	$15.21	$15.49	$15.72	$15.63	$15.16	$14.75	$14.62	$14.75	$14.91
Value at end of period	$14.67	$14.94	$15.21	$15.49	$15.72	$15.63	$15.16	$14.75	$14.62	$14.75
Number of accumulation units outstanding at end of period	4,613,915	5,753,834	6,397,630	8,928,514	14,082,141	6,861,179	4,440,473	3,755,357	5,378,659	5,614,607
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.36	$15.90	$13.51	$10.67	$18.20	$16.23	$15.75	$14.73	$13.34	$10.23
Value at end of period	$16.97	$15.36	$15.90	$13.51	$10.67	$18.20	$16.23	$15.75	$14.73	$13.34
Number of accumulation units outstanding at end of period	2,038,434	2,280,609	2,727,840	2,868,360	3,003,393	3,529,606	3,877,205	4,449,482	4,872,617	5,319,925
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.08	$25.14	$23.30	$20.13	$26.40	$25.85	$23.51	$23.27	$21.32	$18.60
Value at end of period	$27.38	$25.08	$25.14	$23.30	$20.13	$26.40	$25.85	$23.51	$23.27	$21.32
Number of accumulation units outstanding at end of period	1,776,002	1,959,982	2,382,861	2,752,674	3,103,640	3,561,363	3,976,403	4,475,568	4,747,334	4,841,190
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.99	$16.26	$14.57	$11.17	$18.26	$14.60	$11.37	$10.14
Value at end of period	$18.90	$16.99	$16.26	$14.57	$11.17	$18.26	$14.60	$11.37
Number of accumulation units outstanding at end of period	1,428,894	1,691,493	1,559,566	1,755,807	2,056,677	2,306,877	1,533,268	997,079
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.99	$11.28	$8.84	$6.38	$10.43	$8.47	$8.01	$7.41	$7.06
Value at end of period	$12.29	$10.99	$11.28	$8.84	$6.38	$10.43	$8.47	$8.01	$7.41
Number of accumulation units outstanding at end of period	2,023,437	2,377,780	2,888,373	2,685,458	2,730,320	218,989	263,523	307,230	348,463

Access

CFI 51

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$18.06	$16.86	$15.08	$11.91	$16.98	$15.76	$13.23	$12.10	$10.94	$8.82
Value at end of period	$20.53	$18.06	$16.86	$15.08	$11.91	$16.98	$15.76	$13.23	$12.10	$10.94
Number of accumulation units outstanding at end of period	1,065,161	1,031,821	1,201,405	1,082,379	1,134,916	1,414,688	1,445,695	1,194,633	793,145	565,302
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.13	$11.86	$10.59	$8.43	$9.28
Value at end of period	$12.33	$11.13	$11.86	$10.59	$8.43
Number of accumulation units outstanding at end of period	191,808	201,266	354,568	128,611	18,159
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$14.79	$13.00	$9.50	$16.26	$15.57	$13.48	$12.12
Value at end of period	$15.85	$13.31	$14.79	$13.00	$9.50	$16.26	$15.57	$13.48
Number of accumulation units outstanding at end of period	324,660	384,623	343,403	400,384	526,642	522,373	475,907	134,955
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.34	$14.96	$13.33	$9.09	$11.95	$11.83	$11.06	$10.79	$10.00
Value at end of period	$17.18	$15.34	$14.96	$13.33	$9.09	$11.95	$11.83	$11.06	$10.79
Number of accumulation units outstanding at end of period	2,482,713	2,405,079	2,614,587	2,426,606	2,840,103	3,904,787	4,721,058	4,992,196	5,910,000
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.75	$17.47	$16.52	$14.70	$14.36	$13.42	$13.10	$13.02	$12.64	$12.29
Value at end of period	$18.96	$17.75	$17.47	$16.52	$14.70	$14.36	$13.42	$13.10	$13.02	$12.64
Number of accumulation units outstanding at end of period	10,108,725	10,482,462	11,919,258	12,599,338	10,172,225	5,634,377	4,447,759	4,451,341	4,229,657	4,187,288
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.80	$11.52	$10.12	$8.30	$12.95	$12.56	$10.95	$10.22
Value at end of period	$11.69	$10.80	$11.52	$10.12	$8.30	$12.95	$12.56	$10.95
Number of accumulation units outstanding at end of period	189,860	211,730	262,745	317,218	362,301	513,440	571,205	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.83	$11.61	$10.03	$8.16	$12.42	$11.99	$10.87	$10.07
Value at end of period	$11.81	$10.83	$11.61	$10.03	$8.16	$12.42	$11.99	$10.87
Number of accumulation units outstanding at end of period	2,196,144	2,679,378	3,113,938	3,455,151	3,832,716	3,116,838	3,098,485	3,271,699
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.09	$8.80	$8.31	$8.25
Value at end of period	$9.63	$9.09	$8.80	$8.31
Number of accumulation units outstanding at end of period	4,157,492	4,807,901	2,875,864	2,703,689
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.96	$10.26	$9.36	$9.21
Value at end of period	$11.05	$9.96	$10.26	$9.36
Number of accumulation units outstanding at end of period	22,129,608	23,660,153	25,710,826	27,999,679
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.31	$10.49	$9.62	$9.49
Value at end of period	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	10,781,592	12,280,940	13,847,272	14,888,749
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.63	$10.60	$9.85	$9.75
Value at end of period	$11.50	$10.63	$10.60	$9.85
Number of accumulation units outstanding at end of period	7,032,497	7,634,659	8,948,023	9,835,817

Access

CFI 52

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.26	$13.97	$12.65	$9.99
Value at end of period	$16.00	$14.26	$13.97	$12.65
Number of accumulation units outstanding at end of period	603,059	623,596	621,152	723,428
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.95	$8.92	$8.11	$6.69	$10.26
Value at end of period	$10.13	$8.95	$8.92	$8.11	$6.69
Number of accumulation units outstanding at end of period	2,391,217	2,342,300	2,936,570	3,311,747	70,825
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.44	$13.61	$12.47	$10.35
Value at end of period	$15.31	$13.44	$13.61	$12.47
Number of accumulation units outstanding at end of period	221,468	221,530	224,171	118,763
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.38	$16.01	$12.96	$10.34
Value at end of period	$17.45	$15.38	$16.01	$12.96
Number of accumulation units outstanding at end of period	890,508	992,399	1,252,894	1,184,289
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.89	$10.29	$8.39	$6.11	$10.36
Value at end of period	$11.33	$9.89	$10.29	$8.39	$6.11
Number of accumulation units outstanding at end of period	509,444	476,109	674,522	678,895	178,288
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$10.68	$8.63	$6.95	$10.06
Value at end of period	$11.43	$10.05	$10.68	$8.63	$6.95
Number of accumulation units outstanding at end of period	894,052	895,890	1,054,400	769,485	523,436
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.04	$9.16	$7.06	$5.50	$8.57	$7.94	$7.20	$6.73	$6.24	$4.59
Value at end of period	$10.21	$9.04	$9.16	$7.06	$5.50	$8.57	$7.94	$7.20	$6.73	$6.24
Number of accumulation units outstanding at end of period	474,519	523,504	580,520	644,943	732,042	939,894	1,367,397	1,411,612	1,460,032	1,478,756
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.37	$10.85	$8.91	$7.13	$10.05
Value at end of period	$11.63	$10.37	$10.85	$8.91	$7.13
Number of accumulation units outstanding at end of period	364,235	469,399	494,420	417,162	703,123
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$47.82	$47.32	$42.26	$32.30	$45.37	$44.26	$39.31	$37.15	$32.45	$26.38
Value at end of period	$53.75	$47.82	$47.32	$42.26	$32.30	$45.37	$44.26	$39.31	$37.15	$32.45
Number of accumulation units outstanding at end of period	3,177,522	3,580,246	4,075,631	4,426,485	4,902,623	5,191,113	5,411,561	5,593,875	5,095,640	4,498,234
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$27.54	$28.29	$25.06	$20.42	$32.34	$31.95	$27.32	$26.77	$23.73	$19.30
Value at end of period	$31.69	$27.54	$28.29	$25.06	$20.42	$32.34	$31.95	$27.32	$26.77	$23.73
Number of accumulation units outstanding at end of period	1,274,037	1,569,363	1,710,923	1,863,854	1,928,956	2,150,982	2,435,514	2,579,967	2,660,206	2,387,635
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.92	$9.21	$8.04	$5.74	$10.15	$10.10
Value at end of period	$10.39	$8.92	$9.21	$8.04	$5.74	$10.15
Number of accumulation units outstanding at end of period	864,423	659,446	604,139	674,879	195,992	158,947

Access

CFI 53

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.51	$13.37	$11.96	$8.85	$17.86	$15.08	$12.38	$10.02
Value at end of period	$13.42	$11.51	$13.37	$11.96	$8.85	$17.86	$15.08	$12.38
Number of accumulation units outstanding at end of period	799,252	836,742	901,392	1,037,305	1,373,994	1,510,517	1,142,975	901,211
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.76	$10.16	$9.53	$7.36	$12.62	$11.15	$10.30
Value at end of period	$10.20	$8.76	$10.16	$9.53	$7.36	$12.62	$11.15
Number of accumulation units outstanding at end of period	3,325,817	1,390,250	1,654,953	1,636,070	1,372,927	736,724	278,154
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$18.90	$20.41	$19.29	$14.85	$25.06	$24.92	$20.82	$19.29	$17.70	$13.23
Value at end of period	$22.60	$18.90	$20.41	$19.29	$14.85	$25.06	$24.92	$20.82	$19.29	$17.70
Number of accumulation units outstanding at end of period	764,758	877,409	1,057,096	1,191,389	1,253,473	1,456,654	1,566,073	1,545,865	1,790,400	1,938,963
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.51	$10.96	$10.54	$10.17	$9.99
Value at end of period	$11.71	$11.51	$10.96	$10.54	$10.17
Number of accumulation units outstanding at end of period	1,269,277	1,537,962	1,315,740	1,307,591	927,557
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.71	$11.21	$10.10	$7.82	$13.27	$13.39	$11.93	$11.21
Value at end of period	$11.90	$10.71	$11.21	$10.10	$7.82	$13.27	$13.39	$11.93
Number of accumulation units outstanding at end of period	24,822	26,870	29,620	33,028	35,559	51,489	97,176	19,477
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.58	$8.03	$7.73	$6.05	$9.95
Value at end of period	$8.57	$7.58	$8.03	$7.73	$6.05
Number of accumulation units outstanding at end of period	1,158,093	1,230,977	1,372,236	1,557,832	996,625
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	120,766
PROFUND VP BULL
Value at beginning of period	$8.11	$8.26	$7.47	$6.12	$9.99	$9.83	$8.81	$8.73	$8.17	$6.62
Value at end of period	$9.07	$8.11	$8.26	$7.47	$6.12	$9.99	$9.83	$8.81	$8.73	$8.17
Number of accumulation units outstanding at end of period	103,248	116,744	130,992	149,993	169,003	252,067	433,675	743,586	883,577	990,737
PROFUND VP EUROPE 30
Value at beginning of period	$8.16	$9.12	$9.05	$6.97	$12.67	$11.26	$9.76	$9.19	$8.19	$6.01
Value at end of period	$9.34	$8.16	$9.12	$9.05	$6.97	$12.67	$11.26	$9.76	$9.19	$8.19
Number of accumulation units outstanding at end of period	32,948	47,924	54,520	58,519	74,237	87,075	125,928	237,235	321,503	516,713
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.98	$4.86	$5.89	$4.54	$7.45	$8.01	$7.40	$8.18	$9.35	$10.00
Value at end of period	$2.73	$2.98	$4.86	$5.89	$4.54	$7.45	$8.01	$7.40	$8.18	$9.35
Number of accumulation units outstanding at end of period	123,022	116,176	130,604	152,633	175,733	310,053	513,019	425,290	451,133	108,486

Access

CFI 54

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.90%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.61	$10.17	$9.45	$7.96	$10.08
Value at end of period	$10.37	$9.61	$10.17	$9.45	$7.96
Number of accumulation units outstanding at end of period	4,663,794	5,572,139	5,511,971	4,707,829	2,686,181
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.98	$20.61	$16.61	$13.54	$19.22	$20.11	$17.17	$16.60	$13.80	$10.00
Value at end of period	$20.71	$18.98	$20.61	$16.61	$13.54	$19.22	$20.11	$17.17	$16.60	$13.80
Number of accumulation units outstanding at end of period	982,949	1,102,414	1,253,426	1,427,286	1,667,318	2,082,688	2,514,607	2,978,691	2,732,107	510,581
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$12.86	$11.21	$8.43	$15.00	$13.04	$11.93	$10.24
Value at end of period	$13.97	$12.26	$12.86	$11.21	$8.43	$15.00	$13.04	$11.93
Number of accumulation units outstanding at end of period	3,137,355	3,520,961	4,113,038	4,756,315	5,247,164	4,513,073	2,822,943	1,295,394
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.43	$10.56	$9.37	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78
Value at end of period	$11.97	$10.43	$10.56	$9.37	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92
Number of accumulation units outstanding at end of period	1,543,707	1,720,041	1,924,718	2,181,207	2,619,459	3,181,067	3,296,602	3,041,475	3,034,707	1,794,730
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.43	$9.52	$8.67	$7.16	$10.00
Value at end of period	$10.68	$9.43	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	1,295,936	1,117,475	1,148,052	946,478	671,272
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.28	$10.01
Value at end of period	$10.63	$9.28
Number of accumulation units outstanding at end of period	107,218	62,630
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.77	$10.08
Value at end of period	$9.95	$8.77
Number of accumulation units outstanding at end of period	83,788	58,023
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.09	$17.96	$17.17	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.36	$15.09	$17.96	$17.17	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	4,794,046	5,352,305	6,334,952	7,033,121	6,939,694	7,212,643	6,200,854	4,904,188	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.23	$13.25	$11.99	$9.07	$8.66
Value at end of period	$13.57	$12.23	$13.25	$11.99	$9.07
Number of accumulation units outstanding at end of period	587,029	787,545	634,097	392,644	10,077
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$12.24	$9.86	$7.44	$12.91	$12.40	$10.97	$10.02
Value at end of period	$14.41	$12.28	$12.24	$9.86	$7.44	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	1,564,032	1,745,719	1,893,963	2,011,324	1,594,619	1,443,539	829,650	390,338
Access		CFI 55

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.31	$11.01	$10.49	$8.90	$12.72	$11.95	$10.69	$9.87	$10.00
Value at end of period	$13.17	$11.31	$11.01	$10.49	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	1,537,036	1,759,049	1,576,540	1,741,307	2,035,890	2,123,732	2,245,162	2,164,815	592,804
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.00	$10.91	$10.55	$9.87
Value at end of period	$12.52	$12.00	$10.91	$10.55
Number of accumulation units outstanding at end of period	2,878,636	3,100,904	2,074,532	1,297,738
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.54	$10.92	$9.81	$7.68	$12.85	$12.27	$11.68	$10.79	$9.90	$7.95
Value at end of period	$11.83	$10.54	$10.92	$9.81	$7.68	$12.85	$12.27	$11.68	$10.79	$9.90
Number of accumulation units outstanding at end of period	1,615,759	1,638,577	1,616,152	1,733,826	1,723,706	1,982,636	2,083,053	2,389,297	242,746	199,717
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$11.24	$9.70	$6.48	$9.99
Value at end of period	$10.41	$9.86	$11.24	$9.70	$6.48
Number of accumulation units outstanding at end of period	1,608,706	1,963,902	2,293,798	2,338,893	1,504,668
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.46	$10.08	$9.69	$8.81	$10.01
Value at end of period	$10.92	$10.46	$10.08	$9.69	$8.81
Number of accumulation units outstanding at end of period	1,819,304	2,082,801	2,515,630	2,868,327	1,618,624
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$11.04
Value at end of period	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	629,072	746,747	875,949	1,044,015	1,153,794	1,134,337	570,155
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$64.54	$60.08	$47.85	$35.89	$59.52	$73.76	$54.62	$47.67	$35.28	$26.11
Value at end of period	$73.15	$64.54	$60.08	$47.85	$35.89	$59.52	$73.76	$54.62	$47.67	$35.28
Number of accumulation units outstanding at end of period	446,594	527,481	624,002	721,160	839,080	1,120,557	1,526,557	1,590,376	1,760,569	1,166,070
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02	$9.95
Value at end of period	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	745,011	889,519	1,067,665	1,341,865	1,520,350	1,150,009	541,660
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07	$9.91	$9.95
Value at end of period	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07	$9.91
Number of accumulation units outstanding at end of period	1,739,243	2,062,835	2,407,801	2,428,356	2,433,344	1,672,009	785,618	5,264
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.56	$8.49	$6.93	$5.80	$10.38	$10.25
Value at end of period	$8.76	$7.56	$8.49	$6.93	$5.80	$10.38
Number of accumulation units outstanding at end of period	794,712	971,317	1,394,626	1,083,079	1,215,513	663,066
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.09	$8.74	$9.80	$9.75
Value at end of period	$8.47	$7.09	$8.74	$9.80
Number of accumulation units outstanding at end of period	48,002	36,037	25,405	11,617

Access

CFI 56

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.45	$16.54	$13.14	$9.62	$16.12	$14.35	$13.07	$11.40	$9.36	$7.15
Value at end of period	$16.25	$14.45	$16.54	$13.14	$9.62	$16.12	$14.35	$13.07	$11.40	$9.36
Number of accumulation units outstanding at end of period	4,359,957	5,097,410	6,103,630	6,664,366	7,188,890	8,261,322	5,967,945	6,549,244	3,937,987	3,090,180
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.99
Value at end of period	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	3,601,150	3,852,677	3,763,514	4,554,087	3,636,173	3,220,954	1,071,985
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.56	$9.82	$8.97	$7.23	$11.85	$12.42
Value at end of period	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,183,263	1,336,419	1,526,111	1,554,766	1,730,013	1,584,358
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.13	$8.39	$7.72	$6.04	$9.57	$10.00
Value at end of period	$9.24	$8.13	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	5,389,737	6,194,694	6,978,556	7,513,488	8,497,381	5,635,103
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.30	$10.95	$10.25	$9.96
Value at end of period	$11.64	$10.30	$10.95	$10.25
Number of accumulation units outstanding at end of period	15,058	15,798	28,966	28,776
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.82	$9.96
Value at end of period	$8.37	$8.82
Number of accumulation units outstanding at end of period	802,811	1,013,356
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$35.62	$39.97	$33.49	$24.82	$42.89	$32.81	$27.55	$20.39	$19.53	$13.08
Value at end of period	$33.95	$35.62	$39.97	$33.49	$24.82	$42.89	$32.81	$27.55	$20.39	$19.53
Number of accumulation units outstanding at end of period	1,097,797	1,281,053	1,592,246	2,015,125	2,405,197	2,437,495	2,238,113	2,247,684	1,970,232	1,330,707
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.25	$10.87	$9.97	$7.04	$11.95	$11.38	$10.04
Value at end of period	$9.89	$9.25	$10.87	$9.97	$7.04	$11.95	$11.38
Number of accumulation units outstanding at end of period	33,927	46,849	55,578	58,759	65,834	124,940	64,988
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.52	$9.99
Value at end of period	$10.76	$9.52
Number of accumulation units outstanding at end of period	8,932,576	10,017,999
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.44	$8.64	$7.74	$6.07	$9.95	$9.83
Value at end of period	$9.55	$8.44	$8.64	$7.74	$6.07	$9.95
Number of accumulation units outstanding at end of period	10,524,838	12,328,041	7,192,594	7,919,871	6,454,891	1,845
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.90	$13.63	$12.92	$9.99
Value at end of period	$13.73	$10.90	$13.63	$12.92
Number of accumulation units outstanding at end of period	261,689	279,821	490,239	280,355

Access

CFI 57

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.21	$9.42	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$10.00
Value at end of period	$10.31	$9.21	$9.42	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87
Number of accumulation units outstanding at end of period	973,452	1,062,854	1,266,072	1,393,889	1,576,522	1,886,827	2,321,125	2,196,981	1,954,792	957,662
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.27	$12.68	$10.63	$8.24	$13.49	$13.07	$12.21	$11.23	$9.66
Value at end of period	$14.12	$12.27	$12.68	$10.63	$8.24	$13.49	$13.07	$12.21	$11.23
Number of accumulation units outstanding at end of period	584,382	651,889	760,862	941,513	1,071,677	1,405,287	1,417,685	1,171,751	770,708
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.66	$12.00	$9.99	$8.18	$12.56	$13.70	$12.30	$11.68	$9.52
Value at end of period	$12.82	$11.66	$12.00	$9.99	$8.18	$12.56	$13.70	$12.30	$11.68
Number of accumulation units outstanding at end of period	544,829	586,603	687,193	776,162	887,215	1,095,770	1,218,124	1,018,543	711,336
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.35	$12.69	$11.81	$10.82	$12.07	$11.64	$11.43	$11.32	$11.04	$10.61
Value at end of period	$14.29	$13.35	$12.69	$11.81	$10.82	$12.07	$11.64	$11.43	$11.32	$11.04
Number of accumulation units outstanding at end of period	5,593,906	6,485,137	7,097,568	7,847,637	8,478,763	8,881,531	5,444,386	3,012,575	2,895,223	889,844
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.85	$7.98	$7.55	$6.04	$10.27
Value at end of period	$7.97	$6.85	$7.98	$7.55	$6.04
Number of accumulation units outstanding at end of period	454,032	511,503	676,624	622,917	45,302
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.58	$11.01	$9.75	$7.73	$12.41	$12.95	$11.39	$11.22
Value at end of period	$12.31	$10.58	$11.01	$9.75	$7.73	$12.41	$12.95	$11.39
Number of accumulation units outstanding at end of period	753,342	838,814	938,561	830,175	854,931	851,684	688,563	460,029
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.58	$11.96	$10.88	$9.07	$12.09	$11.93	$10.82	$10.15
Value at end of period	$12.78	$11.58	$11.96	$10.88	$9.07	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	1,047,535	1,183,848	1,337,345	1,395,113	1,767,987	513,212	279,474	224,811
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.78	$26.86	$24.34	$20.02	$30.11	$29.92	$26.29	$24.35	$21.75	$17.34
Value at end of period	$28.97	$25.78	$26.86	$24.34	$20.02	$30.11	$29.92	$26.29	$24.35	$21.75
Number of accumulation units outstanding at end of period	1,507,700	1,699,610	1,913,501	2,115,747	1,892,827	2,295,715	2,658,815	2,851,108	2,982,066	2,428,852
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.29	$10.98	$9.85	$9.91
Value at end of period	$9.81	$9.29	$10.98	$9.85
Number of accumulation units outstanding at end of period	28,673	46,473	42,962	9,577
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.41	$22.97	$19.46	$11.56	$24.19	$17.81	$13.37	$10.11	$8.75	$6.08
Value at end of period	$21.52	$18.41	$22.97	$19.46	$11.56	$24.19	$17.81	$13.37	$10.11	$8.75
Number of accumulation units outstanding at end of period	2,286,277	2,382,690	2,540,647	3,118,848	3,371,812	4,099,712	3,297,524	2,969,517	1,999,161	1,334,968
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.23	$10.24	$8.49	$6.88	$10.43
Value at end of period	$12.04	$10.23	$10.24	$8.49	$6.88
Number of accumulation units outstanding at end of period	1,000,587	914,221	852,544	507,216	103,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.94	$13.63	$10.30	$7.82
Value at end of period	$17.17	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.94	$13.63	$10.30
Number of accumulation units outstanding at end of period	1,459,923	1,505,821	1,677,564	1,431,537	1,543,172	1,837,316	1,995,937	1,880,314	2,099,655	1,006,794

Access		CFI 58

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	15,270,370
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$9.78
Value at end of period	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	1,402,165	1,623,161	626,287	635,112	84,278	55,333	72,705	66,624	45,863
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.00	$10.04
Value at end of period	$11.22	$10.00
Number of accumulation units outstanding at end of period	1,096,065	1,146,572
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.45	$20.61	$20.37	$19.38	$19.80	$19.08	$18.73	$18.78	$18.89	$18.72
Value at end of period	$20.36	$20.45	$20.61	$20.37	$19.38	$19.80	$19.08	$18.73	$18.78	$18.89
Number of accumulation units outstanding at end of period	368,723	430,747	497,852	570,685	662,979	809,331	1,002,691	1,249,191	1,718,054	2,747,067
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.60	$14.87	$15.16	$15.41	$15.33	$14.89	$14.50	$14.38	$14.52	$14.70
Value at end of period	$14.32	$14.60	$14.87	$15.16	$15.41	$15.33	$14.89	$14.50	$14.38	$14.52
Number of accumulation units outstanding at end of period	5,387,265	6,483,921	6,728,953	9,071,926	14,339,345	6,659,336	4,840,452	4,301,910	5,864,378	5,938,918
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.11	$15.66	$13.32	$10.53	$17.98	$16.06	$15.60	$14.60	$13.23	$10.16
Value at end of period	$16.68	$15.11	$15.66	$13.32	$10.53	$17.98	$16.06	$15.60	$14.60	$13.23
Number of accumulation units outstanding at end of period	2,569,498	2,981,381	3,358,032	3,726,638	4,064,826	4,681,871	4,926,378	5,698,458	5,851,107	5,372,714
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.64	$24.73	$22.95	$19.84	$26.04	$25.53	$23.25	$23.03	$21.12	$18.44
Value at end of period	$26.88	$24.64	$24.73	$22.95	$19.84	$26.04	$25.53	$23.25	$23.03	$21.12
Number of accumulation units outstanding at end of period	2,531,092	2,847,179	3,318,271	3,772,669	4,100,405	4,778,551	5,302,151	6,211,415	6,519,914	5,686,198
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.88	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36	$10.05
Value at end of period	$18.76	$16.88	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	2,173,520	2,452,048	2,389,107	2,538,123	2,883,147	3,244,037	2,323,302	2,039,373
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.87	$11.17	$8.76	$6.33	$10.36	$8.42	$7.97	$7.38	$7.04
Value at end of period	$12.15	$10.87	$11.17	$8.76	$6.33	$10.36	$8.42	$7.97	$7.38
Number of accumulation units outstanding at end of period	3,207,577	3,662,811	4,031,990	4,138,299	4,356,550	436,327	539,888	719,740	814,033
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.88	$16.71	$14.96	$11.83	$16.88	$15.69	$13.18	$12.07	$10.92	$8.82
Value at end of period	$20.31	$17.88	$16.71	$14.96	$11.83	$16.88	$15.69	$13.18	$12.07	$10.92
Number of accumulation units outstanding at end of period	1,769,858	1,789,273	1,950,347	1,910,899	2,022,869	2,273,525	2,396,200	2,218,687	1,699,597	898,110
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.09	$11.83	$10.58	$8.43	$9.15
Value at end of period	$12.28	$11.09	$11.83	$10.58	$8.43
Number of accumulation units outstanding at end of period	114,866	140,577	195,411	42,406	4,126
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.70	$13.01	$11.46	$8.38	$14.35	$13.76	$11.92	$10.11
Value at end of period	$13.92	$11.70	$13.01	$11.46	$8.38	$14.35	$13.76	$11.92
Number of accumulation units outstanding at end of period	546,975	730,089	529,932	604,812	756,025	709,892	544,531	233,709

Access		CFI 59

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$17.03	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	4,852,717	4,810,950	5,158,323	4,670,489	5,369,703	6,804,743	7,551,384	7,071,207	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.44	$17.18	$16.26	$14.49	$14.17	$13.25	$12.95	$12.88	$12.52	$12.19
Value at end of period	$18.61	$17.44	$17.18	$16.26	$14.49	$14.17	$13.25	$12.95	$12.88	$12.52
Number of accumulation units outstanding at end of period	11,390,713	12,197,495	13,772,677	15,005,995	13,682,366	7,747,794	5,874,890	5,756,193	6,098,052	5,824,732
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.72	$11.45	$10.08	$8.27	$12.92	$12.53	$10.94	$10.29
Value at end of period	$11.60	$10.72	$11.45	$10.08	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	493,995	550,125	685,875	708,199	775,329	1,053,596	1,195,041	1,221,056
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.76	$11.55	$9.98	$8.13	$12.39	$11.97	$10.86	$10.00
Value at end of period	$11.72	$10.76	$11.55	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	4,751,040	5,401,695	6,289,618	7,096,385	7,802,111	7,068,072	7,358,725	8,389,895
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.07	$8.79	$8.31	$8.25
Value at end of period	$9.60	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	3,802,157	3,569,903	4,040,196	4,001,874
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.93	$10.25	$9.36	$9.21
Value at end of period	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	24,307,812	27,345,301	31,017,378	33,987,767
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.29	$10.48	$9.62	$9.49
Value at end of period	$11.26	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	17,382,239	19,662,438	22,107,691	23,599,315
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.61	$10.58	$9.85	$9.75
Value at end of period	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	9,729,898	10,972,556	12,585,777	13,586,124
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.22	$13.95	$12.64	$10.22
Value at end of period	$15.94	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	1,155,312	1,348,510	1,419,970	1,511,568
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.92	$8.90	$8.10	$6.69	$10.13
Value at end of period	$10.08	$8.92	$8.90	$8.10	$6.69
Number of accumulation units outstanding at end of period	3,021,299	3,104,963	3,660,782	4,297,104	146,070
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.41	$13.59	$12.47	$10.41
Value at end of period	$15.25	$13.41	$13.59	$12.47
Number of accumulation units outstanding at end of period	210,315	196,677	217,482	100,259

Access

CFI 60

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.34	$15.99	$12.95	$10.36
Value at end of period	$17.38	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	1,501,454	1,641,748	1,892,550	1,977,020
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.85	$10.26	$8.37	$6.11	$10.30
Value at end of period	$11.28	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	617,646	645,169	682,865	694,129	82,850
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.01	$10.65	$8.61	$6.94	$10.02
Value at end of period	$11.37	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	1,254,746	1,359,250	1,359,242	1,090,247	982,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.94	$9.07	$7.00	$5.46	$8.51	$7.90	$7.16	$6.71	$6.22	$4.58
Value at end of period	$10.08	$8.94	$9.07	$7.00	$5.46	$8.51	$7.90	$7.16	$6.71	$6.22
Number of accumulation units outstanding at end of period	783,740	952,595	1,136,270	1,276,815	1,431,240	1,780,746	2,209,988	2,509,631	2,585,684	2,876,835
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.33	$10.82	$8.89	$7.12	$10.25
Value at end of period	$11.57	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	463,572	563,419	682,439	552,186	369,315
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$46.71	$46.28	$41.37	$31.65	$44.50	$43.46	$38.64	$36.56	$31.96	$26.01
Value at end of period	$52.46	$46.71	$46.28	$41.37	$31.65	$44.50	$43.46	$38.64	$36.56	$31.96
Number of accumulation units outstanding at end of period	3,759,053	4,136,336	4,786,444	5,180,368	5,666,249	6,129,080	6,356,611	6,812,134	6,613,564	5,130,780
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$26.90	$27.66	$24.53	$20.01	$31.72	$31.38	$26.85	$26.34	$23.37	$19.03
Value at end of period	$30.93	$26.90	$27.66	$24.53	$20.01	$31.72	$31.38	$26.85	$26.34	$23.37
Number of accumulation units outstanding at end of period	2,520,734	2,868,134	2,957,369	3,248,847	3,501,444	3,983,849	4,373,718	4,873,923	5,039,682	3,453,724
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.88	$9.17	$8.02	$5.73	$10.14	$10.10
Value at end of period	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,225,275	900,601	961,014	1,015,681	360,843	391,503
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37	$10.16
Value at end of period	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	1,124,162	1,220,197	1,398,501	1,597,899	1,976,963	2,102,469	1,598,864	1,569,304
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15	$10.12
Value at end of period	$10.14	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	6,797,000	2,731,608	3,055,080	3,151,373	2,392,659	1,002,601	294,760
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$18.53	$20.04	$18.95	$14.60	$24.68	$24.57	$20.54	$19.05	$17.50	$13.09
Value at end of period	$22.14	$18.53	$20.04	$18.95	$14.60	$24.68	$24.57	$20.54	$19.05	$17.50
Number of accumulation units outstanding at end of period	1,333,134	1,506,653	1,717,330	1,857,874	1,778,369	2,097,951	2,254,550	2,134,120	2,325,689	2,098,781
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.47	$10.93	$10.52	$10.16	$10.04
Value at end of period	$11.66	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	1,602,234	2,495,009	1,484,474	1,335,045	1,356,859

Access		CFI 61

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.95	$10.42	$9.40	$7.28	$12.38	$12.50	$11.15	$10.11
Value at end of period	$11.04	$9.95	$10.42	$9.40	$7.28	$12.38	$12.50	$11.15
Number of accumulation units outstanding at end of period	9,171	9,572	12,493	15,457	21,470	47,086	218,720	31,306
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.55	$8.01	$7.71	$6.05	$9.95
Value at end of period	$8.53	$7.55	$8.01	$7.71	$6.05
Number of accumulation units outstanding at end of period	660,691	714,429	1,100,969	1,214,818	996,601
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	256,023
PROFUND VP BULL
Value at beginning of period	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.70	$8.15	$6.61
Value at end of period	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.70	$8.15
Number of accumulation units outstanding at end of period	301,392	371,883	472,306	511,062	571,347	675,764	984,870	1,504,578	1,940,698	1,278,503
PROFUND VP EUROPE 30
Value at beginning of period	$8.07	$9.03	$8.97	$6.91	$12.58	$11.20	$9.71	$9.16	$8.17	$6.00
Value at end of period	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.20	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	130,519	152,211	192,226	209,356	262,466	341,949	471,666	593,071	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	155,343	180,837	211,569	270,194	312,095	413,542	742,848	889,752	1,007,799	812,145

Separate Account Annual Charges of 1.95%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.60	$10.16	$9.44	$7.96	$10.08
Value at end of period	$10.35	$9.60	$10.16	$9.44	$7.96
Number of accumulation units outstanding at end of period	8,364,885	9,163,770	9,731,707	8,786,491	4,810,195
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.89	$20.53	$16.55	$13.51	$19.17	$20.07	$17.15	$16.58	$13.80	$10.00
Value at end of period	$20.61	$18.89	$20.53	$16.55	$13.51	$19.17	$20.07	$17.15	$16.58	$13.80
Number of accumulation units outstanding at end of period	307,378	337,456	373,700	427,908	464,506	548,499	661,159	649,073	23,095	703
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.28	$14.98	$13.06	$9.84	$17.51	$15.22	$13.93	$12.18
Value at end of period	$16.26	$14.28	$14.98	$13.06	$9.84	$17.51	$15.22	$13.93
Number of accumulation units outstanding at end of period	3,132,891	3,523,959	3,970,153	4,510,559	4,486,056	3,077,617	2,248,140	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.37	$10.51	$9.33	$7.32	$13.06	$13.15	$11.18	$10.80	$9.91	$7.77
Value at end of period	$11.90	$10.37	$10.51	$9.33	$7.32	$13.06	$13.15	$11.18	$10.80	$9.91
Number of accumulation units outstanding at end of period	655,098	715,473	774,051	833,581	901,576	1,010,383	813,783	547,233	125,507	58,993

Access		CFI 62

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.51	$8.66	$7.16	$10.00
Value at end of period	$10.66	$9.41	$9.51	$8.66	$7.16
Number of accumulation units outstanding at end of period	4,053,885	3,997,414	4,027,563	3,982,648	2,220,231
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.27	$10.06
Value at end of period	$10.62	$9.27
Number of accumulation units outstanding at end of period	77,293	69,320
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.77	$10.08
Value at end of period	$9.94	$8.77
Number of accumulation units outstanding at end of period	81,174	38,229
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.03	$17.90	$17.11	$12.26	$21.73	$18.56	$16.00	$13.49	$11.60	$10.00
Value at end of period	$17.28	$15.03	$17.90	$17.11	$12.26	$21.73	$18.56	$16.00	$13.49	$11.60
Number of accumulation units outstanding at end of period	4,372,565	4,771,612	5,456,090	5,469,638	5,030,646	3,981,698	3,004,812	1,757,275	161,298	17,513
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.21	$13.23	$11.98	$9.07	$11.36
Value at end of period	$13.54	$12.21	$13.23	$11.98	$9.07
Number of accumulation units outstanding at end of period	1,309,321	1,371,934	1,083,472	899,347	241,755
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.23	$12.21	$9.84	$7.42	$12.89	$12.39	$10.96	$10.31
Value at end of period	$14.35	$12.23	$12.21	$9.84	$7.42	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	1,743,326	1,832,414	1,920,312	2,034,794	1,705,281	1,102,938	799,004	315,123
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.27	$10.97	$10.46	$8.88	$12.70	$11.93	$10.68	$9.87	$9.71
Value at end of period	$13.12	$11.27	$10.97	$10.46	$8.88	$12.70	$11.93	$10.68	$9.87
Number of accumulation units outstanding at end of period	1,024,700	1,059,240	1,012,203	1,054,921	920,325	670,335	474,327	345,203	14,865
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.98	$10.91	$10.54	$9.88
Value at end of period	$12.49	$11.98	$10.91	$10.54
Number of accumulation units outstanding at end of period	3,069,280	3,095,975	1,335,718	736,563
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.49	$10.87	$9.77	$7.65	$12.81	$12.24	$11.65	$10.74
Value at end of period	$11.77	$10.49	$10.87	$9.77	$7.65	$12.81	$12.24	$11.65
Number of accumulation units outstanding at end of period	833,441	783,925	700,594	1,007,156	602,909	449,216	319,126	201,000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.85	$11.23	$9.69	$6.48	$9.99
Value at end of period	$10.39	$9.85	$11.23	$9.69	$6.48
Number of accumulation units outstanding at end of period	1,259,297	1,370,064	1,679,055	1,620,779	878,672

Access

CFI 63

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.43	$10.07	$9.68	$8.80	$10.03
Value at end of period	$10.90	$10.43	$10.07	$9.68	$8.80
Number of accumulation units outstanding at end of period	3,936,628	4,152,297	4,313,505	4,129,209	2,361,763
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.82	$10.57	$9.29	$7.10	$12.34	$13.57	$11.05
Value at end of period	$12.09	$9.82	$10.57	$9.29	$7.10	$12.34	$13.57
Number of accumulation units outstanding at end of period	867,714	962,296	1,076,870	1,272,193	1,232,834	604,316	167,558
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$63.79	$59.41	$47.34	$35.53	$58.95	$73.09	$54.16	$47.29	$35.01	$25.92
Value at end of period	$72.26	$63.79	$59.41	$47.34	$35.53	$58.95	$73.09	$54.16	$47.29	$35.01
Number of accumulation units outstanding at end of period	216,917	238,603	276,898	343,912	412,439	431,099	502,995	303,357	18,394	1,917
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.37	$9.82	$7.99	$6.54	$10.11	$10.02	$9.95
Value at end of period	$10.49	$9.37	$9.82	$7.99	$6.54	$10.11	$10.02
Number of accumulation units outstanding at end of period	991,819	1,128,872	1,279,028	1,440,440	1,534,466	887,486	373,022
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.92	$9.54	$8.69	$6.73	$11.29	$11.06	$9.91	$10.02
Value at end of period	$9.82	$8.92	$9.54	$8.69	$6.73	$11.29	$11.06	$9.91
Number of accumulation units outstanding at end of period	2,202,631	2,253,089	2,482,365	2,512,125	2,198,501	970,586	498,026	958
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.55	$8.47	$6.92	$5.80	$10.38	$10.32
Value at end of period	$8.73	$7.55	$8.47	$6.92	$5.80	$10.38
Number of accumulation units outstanding at end of period	1,218,569	1,448,852	1,656,261	1,394,715	1,331,778	377,604
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.08	$8.73	$9.80	$10.14
Value at end of period	$8.46	$7.08	$8.73	$9.80
Number of accumulation units outstanding at end of period	75,712	26,556	55,335	1,623
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.37	$16.46	$13.08	$9.58	$16.06	$14.31	$13.04	$11.37	$9.35	$8.70
Value at end of period	$16.15	$14.37	$16.46	$13.08	$9.58	$16.06	$14.31	$13.04	$11.37	$9.35
Number of accumulation units outstanding at end of period	1,565,453	1,808,715	2,177,702	2,387,241	2,076,779	1,314,412	869,051	535,373	451	635
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.95	$10.90	$9.84	$7.60	$10.96	$10.88	$9.99
Value at end of period	$12.09	$10.95	$10.90	$9.84	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	3,163,571	3,219,719	3,315,680	3,386,163	2,759,068	1,629,601	656,451
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.54	$9.80	$8.96	$7.22	$11.84	$12.53
Value at end of period	$10.62	$9.54	$9.80	$8.96	$7.22	$11.84
Number of accumulation units outstanding at end of period	1,432,710	1,560,289	1,642,758	1,634,558	1,393,022	969,862
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.11	$8.37	$7.71	$6.03	$9.57	$10.09
Value at end of period	$9.21	$8.11	$8.37	$7.71	$6.03	$9.57
Number of accumulation units outstanding at end of period	7,723,140	8,466,763	9,675,208	9,647,235	8,875,069	3,084,070

Access

CFI 64

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.29	$10.94	$10.25	$10.65
Value at end of period	$11.62	$10.29	$10.94	$10.25
Number of accumulation units outstanding at end of period	15,614	15,765	14,590	3,105
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$9.96
Value at end of period	$8.37	$8.81
Number of accumulation units outstanding at end of period	613,678	1,097,889
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$35.21	$39.52	$33.13	$24.57	$42.48	$32.51	$27.31	$20.22	$19.38	$12.98
Value at end of period	$33.54	$35.21	$39.52	$33.13	$24.57	$42.48	$32.51	$27.31	$20.22	$19.38
Number of accumulation units outstanding at end of period	968,156	1,073,347	1,208,420	1,475,926	1,454,849	878,652	524,482	246,689	4,832	2,426
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.22	$10.85	$9.96	$7.03	$11.94	$11.38	$10.30
Value at end of period	$9.85	$9.22	$10.85	$9.96	$7.03	$11.94	$11.38
Number of accumulation units outstanding at end of period	20,245	20,634	24,268	25,008	26,002	42,423	23,150
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.52	$9.99
Value at end of period	$10.75	$9.52
Number of accumulation units outstanding at end of period	9,694,786	10,457,228
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.42	$8.63	$7.73	$6.06	$9.95	$9.83
Value at end of period	$9.53	$8.42	$8.63	$7.73	$6.06	$9.95
Number of accumulation units outstanding at end of period	3,315,956	3,801,889	1,358,805	1,432,459	613,853	5,374
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.89	$13.61	$12.91	$9.99
Value at end of period	$13.70	$10.89	$13.61	$12.91
Number of accumulation units outstanding at end of period	208,315	263,363	514,972	297,731
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.16	$9.37	$8.41	$6.97	$11.36	$11.06	$9.87	$9.57	$8.86	$7.18
Value at end of period	$10.25	$9.16	$9.37	$8.41	$6.97	$11.36	$11.06	$9.87	$9.57	$8.86
Number of accumulation units outstanding at end of period	717,363	789,755	927,565	995,207	1,099,093	1,224,324	842,997	747,104	156,482	74,850
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.65	$14.12	$11.84	$9.19	$15.05	$14.58	$13.63	$12.54	$10.99
Value at end of period	$15.71	$13.65	$14.12	$11.84	$9.19	$15.05	$14.58	$13.63	$12.54
Number of accumulation units outstanding at end of period	480,684	546,385	609,244	668,326	721,208	897,365	843,068	636,374	128,177
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.51	$13.92	$11.59	$9.49	$14.59	$15.92	$14.30	$13.59	$11.38
Value at end of period	$14.86	$13.51	$13.92	$11.59	$9.49	$14.59	$15.92	$14.30	$13.59
Number of accumulation units outstanding at end of period	365,803	403,302	440,060	470,167	505,902	709,109	678,476	487,498	105,870
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$13.29	$12.63	$11.76	$10.78	$12.03	$11.61	$11.41	$11.31	$11.15
Value at end of period	$14.21	$13.29	$12.63	$11.76	$10.78	$12.03	$11.61	$11.41	$11.31
Number of accumulation units outstanding at end of period	5,524,443	5,863,796	6,206,308	6,451,426	5,718,407	4,189,988	2,311,169	464,500	9,453

Access

CFI 65

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.84	$7.97	$7.55	$6.04	$10.30
Value at end of period	$7.95	$6.84	$7.97	$7.55	$6.04
Number of accumulation units outstanding at end of period	407,661	371,833	571,744	540,619	72,627
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$11.78	$10.43	$8.28	$13.29	$13.87	$12.21	$12.03
Value at end of period	$13.15	$11.31	$11.78	$10.43	$8.28	$13.29	$13.87	$12.21
Number of accumulation units outstanding at end of period	1,309,287	1,385,160	1,414,600	1,474,475	1,390,974	1,430,257	1,382,804	1,051,435
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.54	$11.93	$10.86	$9.05	$12.07	$11.92	$10.82	$10.15
Value at end of period	$12.73	$11.54	$11.93	$10.86	$9.05	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	1,008,727	1,074,103	1,103,836	1,088,308	939,388	492,315	369,075	245,919
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.54	$26.63	$24.14	$19.86	$29.89	$29.72	$26.13	$24.21	$21.63	$17.26
Value at end of period	$28.69	$25.54	$26.63	$24.14	$19.86	$29.89	$29.72	$26.13	$24.21	$21.63
Number of accumulation units outstanding at end of period	448,249	490,438	539,995	572,851	500,728	433,803	353,888	188,468	3,750	2,913
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.28	$10.97	$9.85	$9.77
Value at end of period	$9.79	$9.28	$10.97	$9.85
Number of accumulation units outstanding at end of period	35,526	30,902	33,251	2,545
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.29	$22.82	$19.34	$11.50	$24.07	$17.73	$13.31	$10.07	$8.72	$6.07
Value at end of period	$21.35	$18.29	$22.82	$19.34	$11.50	$24.07	$17.73	$13.31	$10.07	$8.72
Number of accumulation units outstanding at end of period	2,024,486	2,027,389	2,059,178	2,406,494	2,351,662	1,761,542	1,004,530	569,679	2,102	928
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.34	$16.37	$13.57	$11.02	$16.78
Value at end of period	$19.23	$16.34	$16.37	$13.57	$11.02
Number of accumulation units outstanding at end of period	661,980	568,733	521,278	388,927	238,668
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.67	$15.17	$12.21	$9.77	$14.23	$14.77	$12.91	$13.63	$10.29	$7.82
Value at end of period	$17.07	$14.67	$15.17	$12.21	$9.77	$14.23	$14.77	$12.91	$13.63	$10.29
Number of accumulation units outstanding at end of period	943,783	913,590	808,465	638,318	612,948	810,007	615,365	362,665	68,789	26,587
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	15,574,620
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during February 2005)
Value at beginning of period	$13.45	$13.42	$11.98	$8.57	$12.07	$11.03	$10.65	$10.02
Value at end of period	$15.54	$13.45	$13.42	$11.98	$8.57	$12.07	$11.03	$10.65
Number of accumulation units outstanding at end of period	883,032	1,038,029	641,795	404,582	28,155	14,873	19,180	9,371
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.00	$10.04
Value at end of period	$11.21	$10.00
Number of accumulation units outstanding at end of period	360,984	195,176
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.47	$14.76	$15.05	$15.30	$15.23	$14.80	$14.42	$14.31	$14.46	$14.64
Value at end of period	$14.19	$14.47	$14.76	$15.05	$15.30	$15.23	$14.80	$14.42	$14.31	$14.46
Number of accumulation units outstanding at end of period	3,294,219	4,195,103	3,726,691	4,944,633	6,218,579	1,844,856	953,694	465,550	138,686	66,946

Access		CFI 66

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$14.99	$15.55	$13.23	$10.46	$17.87	$15.97	$15.52	$14.53	$13.18	$10.13
Value at end of period	$16.54	$14.99	$15.55	$13.23	$10.46	$17.87	$15.97	$15.52	$14.53	$13.18
Number of accumulation units outstanding at end of period	973,510	1,040,101	1,097,675	1,091,475	978,977	726,563	525,510	388,372	27,999	7,966
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.43	$24.52	$22.77	$19.69	$25.87	$25.37	$23.11	$22.91	$21.02	$18.37
Value at end of period	$26.63	$24.43	$24.52	$22.77	$19.69	$25.87	$25.37	$23.11	$22.91	$21.02
Number of accumulation units outstanding at end of period	896,307	955,563	1,051,675	1,093,601	953,779	829,732	751,117	593,459	127,261	50,717
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.82	$16.12	$14.46	$11.11	$18.19	$14.56	$11.35	$10.14
Value at end of period	$18.68	$16.82	$16.12	$14.46	$11.11	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	2,522,723	2,710,114	2,258,340	2,474,999	2,312,150	1,455,255	800,077	371,810
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.81	$11.11	$8.72	$6.31	$10.33	$8.39	$7.95	$7.36	$7.03
Value at end of period	$12.07	$10.81	$11.11	$8.72	$6.31	$10.33	$8.39	$7.95	$7.36
Number of accumulation units outstanding at end of period	1,366,532	1,287,437	1,172,403	647,451	576,021	43,460	45,890	45,902	12,026
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.79	$16.64	$14.90	$11.79	$16.83	$15.65	$13.15	$12.05	$10.91	$8.81
Value at end of period	$20.20	$17.79	$16.64	$14.90	$11.79	$16.83	$15.65	$13.15	$12.05	$10.91
Number of accumulation units outstanding at end of period	1,464,793	1,432,949	1,201,062	1,028,934	932,107	897,716	682,291	443,052	14,300	4,280
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.08	$11.82	$10.57	$8.43	$9.15
Value at end of period	$12.25	$11.08	$11.82	$10.57	$8.43
Number of accumulation units outstanding at end of period	190,869	203,116	200,920	144,302	40,406
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.11	$14.59	$12.85	$9.41	$16.12	$15.46	$13.41	$12.07
Value at end of period	$15.60	$13.11	$14.59	$12.85	$9.41	$16.12	$15.46	$13.41
Number of accumulation units outstanding at end of period	617,441	694,917	695,149	797,167	909,337	616,583	445,966	130,621
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.16	$14.81	$13.22	$9.03	$11.88	$11.78	$11.03	$10.78	$10.00
Value at end of period	$16.95	$15.16	$14.81	$13.22	$9.03	$11.88	$11.78	$11.03	$10.78
Number of accumulation units outstanding at end of period	1,961,472	1,686,591	1,761,365	908,647	1,056,910	1,275,970	1,078,759	773,925	134,849
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.29	$17.04	$16.14	$14.38	$14.07	$13.17	$12.88	$12.82	$12.46	$12.13
Value at end of period	$18.44	$17.29	$17.04	$16.14	$14.38	$14.07	$13.17	$12.88	$12.82	$12.46
Number of accumulation units outstanding at end of period	11,579,982	11,617,300	12,404,650	11,773,902	8,442,287	2,020,601	896,452	766,115	279,024	105,747
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.69	$11.42	$10.05	$8.26	$12.90	$12.52	$10.94	$10.29
Value at end of period	$11.56	$10.69	$11.42	$10.05	$8.26	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	177,578	215,052	214,959	192,048	210,718	246,686	253,209	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.72	$11.51	$9.96	$8.11	$12.37	$11.96	$10.86	$10.00
Value at end of period	$11.67	$10.72	$11.51	$9.96	$8.11	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	1,853,879	2,060,299	2,251,505	2,425,717	2,370,996	2,052,038	1,782,785	1,259,567
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.06	$8.78	$8.31	$8.25
Value at end of period	$9.59	$9.06	$8.78	$8.31
Number of accumulation units outstanding at end of period	5,638,432	5,987,264	4,845,565	4,777,187

Access		CFI 67

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.92	$10.25	$9.36	$9.21
Value at end of period	$10.99	$9.92	$10.25	$9.36
Number of accumulation units outstanding at end of period	36,373,432	38,938,265	41,710,174	44,762,701
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.28	$10.47	$9.62	$9.49
Value at end of period	$11.24	$10.28	$10.47	$9.62
Number of accumulation units outstanding at end of period	22,887,896	24,435,172	26,143,151	27,731,127
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.59	$10.58	$9.85	$9.75
Value at end of period	$11.45	$10.59	$10.58	$9.85
Number of accumulation units outstanding at end of period	11,171,797	11,686,641	12,734,746	13,459,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.20	$13.94	$12.64	$10.20
Value at end of period	$15.91	$14.20	$13.94	$12.64
Number of accumulation units outstanding at end of period	374,387	322,048	302,452	315,447
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.90	$8.89	$8.09	$6.68	$10.31
Value at end of period	$10.06	$8.90	$8.89	$8.09	$6.68
Number of accumulation units outstanding at end of period	1,222,419	1,182,523	1,491,909	1,537,427	185,841
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.39	$13.58	$12.46	$10.54
Value at end of period	$15.22	$13.39	$13.58	$12.46
Number of accumulation units outstanding at end of period	298,911	226,688	202,476	154,282
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.32	$15.97	$12.94	$10.14
Value at end of period	$17.35	$15.32	$15.97	$12.94
Number of accumulation units outstanding at end of period	736,610	750,346	801,914	789,109
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.84	$10.24	$8.36	$6.11	$10.40
Value at end of period	$11.25	$9.84	$10.24	$8.36	$6.11
Number of accumulation units outstanding at end of period	844,587	844,438	971,877	727,369	303,340
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99	$10.63	$8.60	$6.94	$10.16
Value at end of period	$11.35	$9.99	$10.63	$8.60	$6.94
Number of accumulation units outstanding at end of period	932,748	887,230	1,007,545	845,599	553,373
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.90	$9.02	$6.97	$5.44	$8.48	$7.87	$7.15	$6.70	$6.21	$4.58
Value at end of period	$10.02	$8.90	$9.02	$6.97	$5.44	$8.48	$7.87	$7.15	$6.70	$6.21
Number of accumulation units outstanding at end of period	163,092	175,561	196,291	224,324	248,212	290,570	280,862	160,035	15,222	5,697
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.31	$10.80	$8.88	$7.12	$10.13
Value at end of period	$11.55	$10.31	$10.80	$8.88	$7.12
Number of accumulation units outstanding at end of period	612,548	676,236	730,562	637,166	317,965

Access

CFI 68

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$46.17	$45.76	$40.93	$31.33	$44.08	$43.07	$38.31	$36.26	$31.72	$25.83
Value at end of period	$51.82	$46.17	$45.76	$40.93	$31.33	$44.08	$43.07	$38.31	$36.26	$31.72
Number of accumulation units outstanding at end of period	3,000,745	3,106,109	3,316,794	3,340,970	3,106,564	2,314,023	1,755,993	1,075,768	30,850	16,339
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$26.59	$27.36	$24.27	$19.81	$31.41	$31.09	$26.62	$26.13	$23.19	$18.90
Value at end of period	$30.56	$26.59	$27.36	$24.27	$19.81	$31.41	$31.09	$26.62	$26.13	$23.19
Number of accumulation units outstanding at end of period	911,304	947,023	928,683	923,809	849,406	630,545	528,960	407,663	55,676	3,253
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.86	$9.16	$8.01	$5.73	$10.14	$10.10
Value at end of period	$10.30	$8.86	$9.16	$8.01	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,190,043	959,911	1,067,560	987,671	535,486	154,046
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$13.25	$11.88	$8.80	$17.78	$15.04	$12.37	$10.02
Value at end of period	$13.26	$11.39	$13.25	$11.88	$8.80	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	707,844	700,849	749,135	899,945	1,055,822	635,073	386,727	202,215
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.68	$10.09	$9.47	$7.33	$12.59	$11.14	$10.35
Value at end of period	$10.10	$8.68	$10.09	$9.47	$7.33	$12.59	$11.14
Number of accumulation units outstanding at end of period	4,292,665	1,619,838	1,794,450	1,737,933	1,636,457	472,387	104,438
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$18.35	$19.85	$18.79	$14.48	$24.49	$24.39	$20.40	$18.93	$17.40	$13.02
Value at end of period	$21.91	$18.35	$19.85	$18.79	$14.48	$24.49	$24.39	$20.40	$18.93	$17.40
Number of accumulation units outstanding at end of period	446,499	462,920	505,792	516,157	472,477	453,360	327,550	131,684	4,502	822
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.45	$10.92	$10.51	$10.16	$10.03
Value at end of period	$11.63	$11.45	$10.92	$10.51	$10.16
Number of accumulation units outstanding at end of period	1,389,261	1,678,619	1,352,838	1,454,753	808,243
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.59	$11.10	$10.01	$7.76	$13.20	$13.34	$11.90	$11.13
Value at end of period	$11.74	$10.59	$11.10	$10.01	$7.76	$13.20	$13.34	$11.90
Number of accumulation units outstanding at end of period	37,099	38,223	41,423	38,476	47,480	51,427	57,249	25,931
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.54	$8.00	$7.70	$6.05	$9.95
Value at end of period	$8.51	$7.54	$8.00	$7.70	$6.05
Number of accumulation units outstanding at end of period	1,712,067	1,959,001	2,253,901	2,629,207	2,551,491
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.89
Number of accumulation units outstanding at end of period	76,014
PROFUND VP BULL
Value at beginning of period	$7.98	$8.14	$7.37	$6.05	$9.89	$9.75	$8.74	$8.68	$8.13	$6.61
Value at end of period	$8.91	$7.98	$8.14	$7.37	$6.05	$9.89	$9.75	$8.74	$8.68	$8.13
Number of accumulation units outstanding at end of period	20,716	22,523	24,279	28,304	30,665	31,592	56,029	45,665	3,195	705
PROFUND VP EUROPE 30
Value at beginning of period	$8.03	$8.99	$8.93	$6.88	$12.54	$11.16	$9.69	$9.14	$8.15	$5.99
Value at end of period	$9.18	$8.03	$8.99	$8.93	$6.88	$12.54	$11.16	$9.69	$9.14	$8.15
Number of accumulation units outstanding at end of period	28,697	32,153	42,989	44,665	76,510	85,574	102,368	97,624	25,549	2,410

Access		CFI 69

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.95	$4.81	$5.84	$4.50	$7.41	$7.97	$7.38	$8.17	$9.35	$10.00
Value at end of period	$2.69	$2.95	$4.81	$5.84	$4.50	$7.41	$7.97	$7.38	$8.17	$9.35
Number of accumulation units outstanding at end of period	94,360	95,656	97,550	99,495	112,208	154,005	231,298	137,057	28,211	2,001

Separate Account Annual Charges of 2.05%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.56	$10.13	$9.42	$7.95	$10.08
Value at end of period	$10.30	$9.56	$10.13	$9.42	$7.95
Number of accumulation units outstanding at end of period	399,421	399,536	404,100	418,581	323,318
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.73	$20.37	$16.44	$13.43	$19.08	$20.00	$17.10	$16.55	$13.79	$10.00
Value at end of period	$20.41	$18.73	$20.37	$16.44	$13.43	$19.08	$20.00	$17.10	$16.55	$13.79
Number of accumulation units outstanding at end of period	28,990	35,959	41,191	49,728	57,651	69,781	83,083	83,117	56,491	10,255
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.14	$12.75	$11.13	$8.39	$14.94	$13.00	$11.91	$10.23
Value at end of period	$13.81	$12.14	$12.75	$11.13	$8.39	$14.94	$13.00	$11.91
Number of accumulation units outstanding at end of period	312,913	364,964	398,298	463,651	490,869	398,509	277,069	139,672
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.26	$10.41	$9.25	$7.27	$12.97	$13.08	$11.13	$10.77	$9.88	$7.76
Value at end of period	$11.76	$10.26	$10.41	$9.25	$7.27	$12.97	$13.08	$11.13	$10.77	$9.88
Number of accumulation units outstanding at end of period	85,726	92,329	101,891	113,497	137,249	137,416	124,339	65,481	69,897	58,675
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.37	$9.49	$8.65	$7.16	$10.00
Value at end of period	$10.61	$9.37	$9.49	$8.65	$7.16
Number of accumulation units outstanding at end of period	201,118	193,708	163,407	141,918	183,653
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.27	$10.12
Value at end of period	$10.60	$9.27
Number of accumulation units outstanding at end of period	13,814	1,525
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.76	$10.50
Value at end of period	$9.92	$8.76
Number of accumulation units outstanding at end of period	5,436	1,550
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.90	$17.76	$17.00	$12.19	$21.64	$18.50	$15.96	$13.47	$11.59	$10.00
Value at end of period	$17.11	$14.90	$17.76	$17.00	$12.19	$21.64	$18.50	$15.96	$13.47	$11.59
Number of accumulation units outstanding at end of period	386,873	450,864	546,135	521,455	531,196	482,697	349,896	175,500	93,500	9,590

Access

CFI 70

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.17	$13.20	$11.96	$9.21
Value at end of period	$13.48	$12.17	$13.20	$11.96
Number of accumulation units outstanding at end of period	178,929	201,444	130,342	52,044
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.15	$12.14	$9.79	$7.40	$12.85	$12.37	$10.95	$10.54
Value at end of period	$14.24	$12.15	$12.14	$9.79	$7.40	$12.85	$12.37	$10.95
Number of accumulation units outstanding at end of period	264,716	297,304	218,598	231,793	170,277	211,608	109,994	28,826
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.18	$10.89	$10.40	$8.84	$12.65	$11.90	$10.67	$9.86	$9.90
Value at end of period	$13.00	$11.18	$10.89	$10.40	$8.84	$12.65	$11.90	$10.67	$9.86
Number of accumulation units outstanding at end of period	101,996	115,386	126,013	154,652	125,433	77,980	82,852	72,870	15,723
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.95	$10.89	$10.54	$9.87
Value at end of period	$12.44	$11.95	$10.89	$10.54
Number of accumulation units outstanding at end of period	338,041	247,396	121,893	86,134
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.38	$10.77	$9.70	$7.60	$12.74	$12.18	$11.61	$10.74	$9.87	$7.94
Value at end of period	$11.64	$10.38	$10.77	$9.70	$7.60	$12.74	$12.18	$11.61	$10.74	$9.87
Number of accumulation units outstanding at end of period	35,444	39,010	52,180	50,958	54,485	63,056	27,467	33,895	817	1,086
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.81	$11.20	$9.68	$6.47	$9.99
Value at end of period	$10.34	$9.81	$11.20	$9.68	$6.47
Number of accumulation units outstanding at end of period	115,182	135,301	157,791	209,931	91,091
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.39	$10.04	$9.66	$8.79	$10.02
Value at end of period	$10.84	$10.39	$10.04	$9.66	$8.79
Number of accumulation units outstanding at end of period	198,139	215,494	183,371	289,640	102,772
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.76	$10.52	$9.26	$7.09	$12.32	$13.56	$11.30
Value at end of period	$12.01	$9.76	$10.52	$9.26	$7.09	$12.32	$13.56
Number of accumulation units outstanding at end of period	58,303	68,080	75,504	101,956	134,206	99,779	42,895
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$62.32	$58.10	$46.35	$34.82	$57.82	$71.77	$53.23	$46.53	$34.48	$25.56
Value at end of period	$70.52	$62.32	$58.10	$46.35	$34.82	$57.82	$71.77	$53.23	$46.53	$34.48
Number of accumulation units outstanding at end of period	24,755	28,496	32,166	38,671	45,841	58,594	64,820	55,872	48,101	40,493
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.31	$9.77	$7.96	$6.52	$10.09	$10.01	$10.21
Value at end of period	$10.42	$9.31	$9.77	$7.96	$6.52	$10.09	$10.01
Number of accumulation units outstanding at end of period	125,066	133,336	148,801	165,308	151,226	180,046	71,510
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$8.86	$9.49	$8.65	$6.71	$11.27	$11.05	$10.24
Value at end of period	$9.75	$8.86	$9.49	$8.65	$6.71	$11.27	$11.05
Number of accumulation units outstanding at end of period	237,492	244,973	283,691	300,132	265,527	230,549	75,343

Access

CFI 71

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.51	$8.44	$6.90	$5.79	$10.38	$10.00
Value at end of period	$8.68	$7.51	$8.44	$6.90	$5.79	$10.38
Number of accumulation units outstanding at end of period	62,431	66,293	112,285	90,291	217,487	54,689
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$7.07	$8.72	$9.34
Value at end of period	$8.43	$7.07	$8.72
Number of accumulation units outstanding at end of period	3,869	493	570
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.21	$16.29	$12.95	$9.50	$15.94	$14.21	$12.97	$11.32	$9.32	$7.12
Value at end of period	$15.95	$14.21	$16.29	$12.95	$9.50	$15.94	$14.21	$12.97	$11.32	$9.32
Number of accumulation units outstanding at end of period	215,816	282,980	315,947	311,472	321,960	229,273	206,596	185,056	102,101	98,923
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.89	$10.84	$9.80	$7.58	$10.94	$10.88	$10.02
Value at end of period	$12.01	$10.89	$10.84	$9.80	$7.58	$10.94	$10.88
Number of accumulation units outstanding at end of period	356,433	430,245	416,561	406,824	386,324	317,202	227,567
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.49	$9.77	$8.94	$7.21	$11.83	$12.48
Value at end of period	$10.56	$9.49	$9.77	$8.94	$7.21	$11.83
Number of accumulation units outstanding at end of period	123,476	139,255	144,782	152,111	149,159	146,037
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.07	$8.34	$7.69	$6.02	$9.56	$10.06
Value at end of period	$9.16	$8.07	$8.34	$7.69	$6.02	$9.56
Number of accumulation units outstanding at end of period	614,759	719,655	799,239	1,099,842	1,485,683	1,133,382
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.26	$10.93	$11.27
Value at end of period	$11.58	$10.26	$10.93
Number of accumulation units outstanding at end of period	673	837	423
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.80	$10.14
Value at end of period	$8.35	$8.80
Number of accumulation units outstanding at end of period	46,860	72,344
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$34.39	$38.65	$32.44	$24.08	$41.67	$31.93	$26.84	$19.90	$19.09	$12.80
Value at end of period	$32.73	$34.39	$38.65	$32.44	$24.08	$41.67	$31.93	$26.84	$19.90	$19.09
Number of accumulation units outstanding at end of period	114,465	122,112	140,586	176,610	182,793	159,699	87,178	65,990	31,070	17,930
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.17	$10.80	$9.92	$7.02	$11.92	$11.37	$10.03
Value at end of period	$9.79	$9.17	$10.80	$9.92	$7.02	$11.92	$11.37
Number of accumulation units outstanding at end of period	4,124	4,129	4,856	4,863	4,951	8,376	2,331
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.51	$9.99
Value at end of period	$10.73	$9.51
Number of accumulation units outstanding at end of period	539,005	584,888

Access

CFI 72

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.38	$8.60	$7.71	$6.06	$8.39
Value at end of period	$9.48	$8.38	$8.60	$7.71	$6.06
Number of accumulation units outstanding at end of period	394,454	474,550	289,365	301,735	187,908
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.86	$13.59	$12.90	$10.01
Value at end of period	$13.65	$10.86	$13.59	$12.90
Number of accumulation units outstanding at end of period	8,806	18,038	29,067	29,534
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.06	$9.28	$8.34	$6.92	$11.29	$11.00	$9.83	$9.54	$8.83	$10.00
Value at end of period	$10.13	$9.06	$9.28	$8.34	$6.92	$11.29	$11.00	$9.83	$9.54	$8.83
Number of accumulation units outstanding at end of period	46,668	61,834	63,553	64,655	81,286	87,286	76,121	59,562	48,195	9,730
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.12	$12.55	$10.54	$8.18	$13.42	$13.02	$12.18	$11.21	$10.01
Value at end of period	$13.94	$12.12	$12.55	$10.54	$8.18	$13.42	$13.02	$12.18	$11.21
Number of accumulation units outstanding at end of period	23,820	40,331	45,204	50,740	54,557	63,218	38,468	24,685	4,408
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.52	$11.88	$9.90	$8.12	$12.49	$13.64	$12.27	$11.67	$9.78
Value at end of period	$12.65	$11.52	$11.88	$9.90	$8.12	$12.49	$13.64	$12.27	$11.67
Number of accumulation units outstanding at end of period	30,522	44,772	47,699	56,008	55,912	54,983	42,509	23,752	3,364
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.16	$12.52	$11.67	$10.71	$11.97	$11.56	$11.37	$11.28	$11.01	$10.60
Value at end of period	$14.06	$13.16	$12.52	$11.67	$10.71	$11.97	$11.56	$11.37	$11.28	$11.01
Number of accumulation units outstanding at end of period	694,509	780,624	835,637	869,777	949,445	932,336	502,980	137,729	101,188	61,348
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.81	$7.94	$7.53	$6.04	$10.39
Value at end of period	$7.91	$6.81	$7.94	$7.53	$6.04
Number of accumulation units outstanding at end of period	15,631	12,802	7,730	80,554	590
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.50	$9.91	$8.79	$6.98	$11.22	$11.72	$10.33	$9.96
Value at end of period	$11.05	$9.50	$9.91	$8.79	$6.98	$11.22	$11.72	$10.33
Number of accumulation units outstanding at end of period	44,173	47,883	57,641	61,208	59,474	63,528	41,628	22,496
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.46	$11.86	$10.80	$9.01	$12.04	$11.90	$10.81	$10.15
Value at end of period	$12.63	$11.46	$11.86	$10.80	$9.01	$12.04	$11.90	$10.81
Number of accumulation units outstanding at end of period	180,012	210,352	186,219	153,100	266,603	167,712	13,129	10,121
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.07	$26.16	$23.74	$19.56	$29.46	$29.32	$25.80	$23.93	$21.41	$17.09
Value at end of period	$28.13	$25.07	$26.16	$23.74	$19.56	$29.46	$29.32	$25.80	$23.93	$21.41
Number of accumulation units outstanding at end of period	34,927	46,560	51,086	58,122	66,848	74,257	97,133	75,828	57,509	52,462
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.26	$10.96	$10.12
Value at end of period	$9.76	$9.26	$10.96
Number of accumulation units outstanding at end of period	179	402	2,337

Access

CFI 73

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$18.03	$22.52	$19.11	$11.37	$23.83	$17.57	$13.21	$10.00	$8.67	$6.04
Value at end of period	$21.03	$18.03	$22.52	$19.11	$11.37	$23.83	$17.57	$13.21	$10.00	$8.67
Number of accumulation units outstanding at end of period	146,714	146,620	224,585	259,042	282,188	304,350	116,406	77,138	53,846	55,208
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$10.20	$8.46	$6.88	$9.19
Value at end of period	$11.95	$10.17	$10.20	$8.46	$6.88
Number of accumulation units outstanding at end of period	52,062	50,786	38,314	13,748	687
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.53	$15.03	$12.11	$9.71	$14.15	$14.70	$12.86	$13.63	$10.27	$7.81
Value at end of period	$16.89	$14.53	$15.03	$12.11	$9.71	$14.15	$14.70	$12.86	$13.63	$10.27
Number of accumulation units outstanding at end of period	72,229	76,853	95,844	70,511	74,502	106,544	84,781	60,814	35,215	38,873
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.31
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	869,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.35	$13.32	$11.91	$8.53	$12.02	$11.00	$10.63	$10.44	$9.42
Value at end of period	$15.40	$13.35	$13.32	$11.91	$8.53	$12.02	$11.00	$10.63	$10.44
Number of accumulation units outstanding at end of period	81,528	83,180	34,763	37,256	4,665	11,626	13,512	15,855	5,542
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99	$10.04
Value at end of period	$11.19	$9.99
Number of accumulation units outstanding at end of period	30,027	27,528
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.78	$19.96	$19.76	$18.83	$19.27	$18.60	$18.28	$18.37	$18.49	$18.36
Value at end of period	$19.67	$19.78	$19.96	$19.76	$18.83	$19.27	$18.60	$18.28	$18.37	$18.49
Number of accumulation units outstanding at end of period	4,645	5,512	10,273	12,812	14,035	17,224	19,811	24,229	49,032	87,178
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.14	$14.43	$14.73	$14.99	$14.94	$14.53	$14.18	$14.08	$14.24	$14.43
Value at end of period	$13.85	$14.14	$14.43	$14.73	$14.99	$14.94	$14.53	$14.18	$14.08	$14.24
Number of accumulation units outstanding at end of period	246,165	326,126	650,637	899,423	1,120,160	463,673	283,010	125,875	203,936	232,021
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$14.75	$15.31	$13.05	$10.32	$17.66	$15.79	$15.37	$14.40	$13.07	$10.06
Value at end of period	$16.26	$14.75	$15.31	$13.05	$10.32	$17.66	$15.79	$15.37	$14.40	$13.07
Number of accumulation units outstanding at end of period	124,136	133,532	139,975	137,380	162,616	136,585	87,501	87,061	89,287	147,726
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.00	$24.12	$22.42	$19.41	$25.52	$25.05	$22.85	$22.67	$20.83	$18.21
Value at end of period	$26.14	$24.00	$24.12	$22.42	$19.41	$25.52	$25.05	$22.85	$22.67	$20.83
Number of accumulation units outstanding at end of period	128,722	136,029	146,822	162,808	186,411	218,767	180,381	185,449	157,856	156,989
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.71	$16.03	$14.40	$11.07	$18.14	$14.54	$11.35	$10.14
Value at end of period	$18.54	$16.71	$16.03	$14.40	$11.07	$18.14	$14.54	$11.35
Number of accumulation units outstanding at end of period	155,863	184,202	239,396	240,057	290,679	262,628	86,476	47,517
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.69	$11.00	$8.64	$6.26	$10.26	$8.35	$7.92	$7.34	$7.01
Value at end of period	$11.93	$10.69	$11.00	$8.64	$6.26	$10.26	$8.35	$7.92	$7.34
Number of accumulation units outstanding at end of period	140,996	119,653	113,178	84,809	89,281	19,960	19,447	18,986	18,065

Access

CFI 74

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.62	$16.49	$14.78	$11.71	$16.74	$15.58	$13.10	$12.02	$10.89	$8.81
Value at end of period	$19.98	$17.62	$16.49	$14.78	$11.71	$16.74	$15.58	$13.10	$12.02	$10.89
Number of accumulation units outstanding at end of period	100,573	94,347	108,265	117,157	114,515	122,978	130,858	77,449	31,252	14,218
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.04	$11.79	$10.56	$7.91
Value at end of period	$12.19	$11.04	$11.79	$10.56
Number of accumulation units outstanding at end of period	12,989	12,965	11,088	11,144
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.58	$12.90	$11.37	$8.33	$14.29	$13.72	$11.91	$11.07
Value at end of period	$13.76	$11.58	$12.90	$11.37	$8.33	$14.29	$13.72	$11.91
Number of accumulation units outstanding at end of period	50,018	55,794	50,096	55,362	67,533	91,883	32,223	5,238
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.05	$14.71	$13.14	$8.98	$11.84	$11.75	$11.01	$10.77	$10.00
Value at end of period	$16.80	$15.05	$14.71	$13.14	$8.98	$11.84	$11.75	$11.01	$10.77
Number of accumulation units outstanding at end of period	221,377	222,211	240,004	150,448	177,294	253,147	318,536	322,694	427,910
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.99	$16.76	$15.89	$14.17	$13.89	$13.01	$12.73	$12.68	$12.35	$12.03
Value at end of period	$18.10	$16.99	$16.76	$15.89	$14.17	$13.89	$13.01	$12.73	$12.68	$12.35
Number of accumulation units outstanding at end of period	1,145,548	1,148,980	1,244,773	1,354,371	1,210,354	627,091	206,933	259,236	164,762	151,480
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.61	$11.35	$10.00	$8.23	$12.87	$12.50	$10.93	$10.39
Value at end of period	$11.47	$10.61	$11.35	$10.00	$8.23	$12.87	$12.50	$10.93
Number of accumulation units outstanding at end of period	16,585	19,741	19,064	18,698	21,860	28,419	21,307	16,767
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.65	$11.45	$9.91	$8.08	$12.34	$11.94	$10.85	$10.15
Value at end of period	$11.58	$10.65	$11.45	$9.91	$8.08	$12.34	$11.94	$10.85
Number of accumulation units outstanding at end of period	145,617	162,243	181,982	240,951	217,087	319,519	215,137	179,199
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.04	$8.77	$8.30	$8.25
Value at end of period	$9.55	$9.04	$8.77	$8.30
Number of accumulation units outstanding at end of period	599,995	430,697	444,074	375,197
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.90	$10.23	$9.36	$9.21
Value at end of period	$10.96	$9.90	$10.23	$9.36
Number of accumulation units outstanding at end of period	1,993,654	2,249,284	2,665,084	2,823,928
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$10.46	$9.62	$9.49
Value at end of period	$11.21	$10.25	$10.46	$9.62
Number of accumulation units outstanding at end of period	1,327,401	1,461,252	1,766,469	2,018,819
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.57	$10.57	$9.85	$9.75
Value at end of period	$11.41	$10.57	$10.57	$9.85
Number of accumulation units outstanding at end of period	1,026,041	1,130,163	1,239,232	1,381,171

Access

CFI 75

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.16	$13.91	$12.63	$10.82
Value at end of period	$15.85	$14.16	$13.91	$12.63
Number of accumulation units outstanding at end of period	21,926	59,808	26,401	29,883
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.87	$8.86	$8.08	$6.68	$9.84
Value at end of period	$10.01	$8.87	$8.86	$8.08	$6.68
Number of accumulation units outstanding at end of period	68,856	73,528	78,578	84,853	2,830
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.35	$13.55	$12.45	$10.62
Value at end of period	$15.16	$13.35	$13.55	$12.45
Number of accumulation units outstanding at end of period	9,220	6,162	5,135	2,791
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.27	$15.94	$12.93	$11.16
Value at end of period	$17.28	$15.27	$15.94	$12.93
Number of accumulation units outstanding at end of period	45,722	51,002	57,632	58,538
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.80	$10.21	$8.35	$6.10	$10.37
Value at end of period	$11.20	$9.80	$10.21	$8.35	$6.10
Number of accumulation units outstanding at end of period	20,729	18,646	20,647	20,671	3,205
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.95	$10.60	$8.59	$6.94	$10.23
Value at end of period	$11.29	$9.95	$10.60	$8.59	$6.94
Number of accumulation units outstanding at end of period	46,186	51,300	48,816	62,483	38,918
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.80	$8.94	$6.91	$5.40	$8.42	$7.83	$7.11	$6.67	$6.19	$4.57
Value at end of period	$9.91	$8.80	$8.94	$6.91	$5.40	$8.42	$7.83	$7.11	$6.67	$6.19
Number of accumulation units outstanding at end of period	28,785	30,262	31,463	33,086	38,815	39,357	51,563	48,883	62,583	66,684
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27	$10.77	$8.87	$7.12	$10.39
Value at end of period	$11.49	$10.27	$10.77	$8.87	$7.12
Number of accumulation units outstanding at end of period	57,732	60,435	70,396	38,339	38,695
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$45.11	$44.75	$40.07	$30.70	$43.24	$42.29	$37.65	$35.68	$31.24	$25.46
Value at end of period	$50.58	$45.11	$44.75	$40.07	$30.70	$43.24	$42.29	$37.65	$35.68	$31.24
Number of accumulation units outstanding at end of period	377,420	380,200	402,685	402,212	454,095	433,598	308,194	262,758	204,649	163,215
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$25.97	$26.75	$23.76	$19.41	$30.81	$30.53	$26.17	$25.71	$22.84	$18.63
Value at end of period	$29.82	$25.97	$26.75	$23.76	$19.41	$30.81	$30.53	$26.17	$25.71	$22.84
Number of accumulation units outstanding at end of period	89,929	105,844	104,792	123,910	121,126	148,949	136,572	151,505	138,681	94,965
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.82	$9.12	$7.99	$5.72	$10.13	$10.07
Value at end of period	$10.24	$8.82	$9.12	$7.99	$5.72	$10.13
Number of accumulation units outstanding at end of period	120,380	65,714	75,791	100,529	39,545	16,504

Access

CFI 76

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$13.18	$11.82	$8.77	$17.74	$15.02	$12.36	$10.06
Value at end of period	$13.16	$11.31	$13.18	$11.82	$8.77	$17.74	$15.02	$12.36
Number of accumulation units outstanding at end of period	103,732	97,008	98,778	104,722	128,107	118,913	68,546	66,405
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.63	$10.04	$9.44	$7.31	$12.57	$11.13	$9.73
Value at end of period	$10.03	$8.63	$10.04	$9.44	$7.31	$12.57	$11.13
Number of accumulation units outstanding at end of period	273,832	145,163	169,507	205,052	161,670	82,707	32,278
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$18.00	$19.49	$18.46	$14.25	$24.11	$24.04	$20.13	$18.70	$17.21	$12.89
Value at end of period	$21.46	$18.00	$19.49	$18.46	$14.25	$24.11	$24.04	$20.13	$18.70	$17.21
Number of accumulation units outstanding at end of period	62,931	75,860	82,071	73,340	77,144	102,194	98,928	48,023	114,945	64,806
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.41	$10.88	$10.49	$10.15	$9.83
Value at end of period	$11.57	$11.41	$10.88	$10.49	$10.15
Number of accumulation units outstanding at end of period	126,110	154,225	234,212	248,184	217,148
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.85	$10.33	$9.33	$7.24	$12.33	$12.47	$11.13	$10.41
Value at end of period	$10.91	$9.85	$10.33	$9.33	$7.24	$12.33	$12.47	$11.13
Number of accumulation units outstanding at end of period	1,142	1,157	1,224	1,240	1,259	1,324	7,577	2,234
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.51	$7.97	$7.69	$6.04	$10.14
Value at end of period	$8.46	$7.51	$7.97	$7.69	$6.04
Number of accumulation units outstanding at end of period	94,538	94,628	122,301	90,650	87,362
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.89
Number of accumulation units outstanding at end of period	1,463
PROFUND VP BULL
Value at beginning of period	$7.89	$8.06	$7.31	$6.00	$9.83	$9.69	$8.70	$8.65	$8.11	$6.59
Value at end of period	$8.80	$7.89	$8.06	$7.31	$6.00	$9.83	$9.69	$8.70	$8.65	$8.11
Number of accumulation units outstanding at end of period	684	695	972	997	1,006	1,980	106,304	162,383	216,954	75,931
PROFUND VP EUROPE 30
Value at beginning of period	$7.94	$8.90	$8.85	$6.83	$12.46	$11.10	$9.64	$9.11	$8.13	$5.98
Value at end of period	$9.07	$7.94	$8.90	$8.85	$6.83	$12.46	$11.10	$9.64	$9.11	$8.13
Number of accumulation units outstanding at end of period	9,500	10,450	10,492	11,840	12,238	17,081	23,744	182,452	241,302	163,248
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.92	$4.77	$5.80	$4.48	$7.37	$7.94	$7.36	$8.16	$9.35	$10.00
Value at end of period	$2.66	$2.92	$4.77	$5.80	$4.48	$7.37	$7.94	$7.36	$8.16	$9.35
Number of accumulation units outstanding at end of period	19,281	16,350	15,825	13,948	13,970	31,263	36,645	36,061	69,112	4,760

Access

CFI 77

Condensed Financial Information (continued)

Separate Account Annual Charges of 2.10%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.54	$10.11	$9.41	$7.95	$10.08
Value at end of period	$10.27	$9.54	$10.11	$9.41	$7.95
Number of accumulation units outstanding at end of period	5,242,047	6,402,153	6,172,428	5,407,653	3,501,780
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.64	$20.29	$16.38	$13.39	$19.04	$19.96	$17.08	$16.54	$13.79	$10.00
Value at end of period	$20.30	$18.64	$20.29	$16.38	$13.39	$19.04	$19.96	$17.08	$16.54	$13.79
Number of accumulation units outstanding at end of period	715,763	767,348	835,982	954,874	1,052,464	1,373,389	1,664,797	1,937,118	1,261,075	219,203
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$12.71	$11.10	$8.37	$14.92	$12.99	$11.91	$10.08
Value at end of period	$13.75	$12.10	$12.71	$11.10	$8.37	$14.92	$12.99	$11.91
Number of accumulation units outstanding at end of period	2,926,836	3,184,757	3,558,174	3,991,694	4,764,205	4,272,826	2,903,416	1,246,096
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.21	$10.36	$9.21	$7.24	$12.93	$13.04	$11.11	$10.75	$9.87	$7.75
Value at end of period	$11.70	$10.21	$10.36	$9.21	$7.24	$12.93	$13.04	$11.11	$10.75	$9.87
Number of accumulation units outstanding at end of period	1,073,234	1,165,403	1,290,394	1,458,754	1,720,702	2,241,214	2,133,205	1,696,648	1,195,423	448,420
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.35	$9.47	$8.64	$7.15	$10.05
Value at end of period	$10.58	$9.35	$9.47	$8.64	$7.15
Number of accumulation units outstanding at end of period	1,438,112	1,277,412	1,277,306	1,173,464	861,697
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.26	$10.06
Value at end of period	$10.59	$9.26
Number of accumulation units outstanding at end of period	90,751	37,014
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.75	$10.02
Value at end of period	$9.91	$8.75
Number of accumulation units outstanding at end of period	89,204	57,614
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.84	$17.70	$16.95	$12.16	$21.59	$18.47	$15.94	$13.46	$11.59	$10.00
Value at end of period	$17.03	$14.84	$17.70	$16.95	$12.16	$21.59	$18.47	$15.94	$13.46	$11.59
Number of accumulation units outstanding at end of period	4,824,665	5,219,780	5,981,677	6,471,121	6,273,128	6,489,109	5,576,357	3,995,243	2,085,943	296,661
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.15	$13.19	$11.95	$9.06	$9.48
Value at end of period	$13.45	$12.15	$13.19	$11.95	$9.06
Number of accumulation units outstanding at end of period	503,930	577,836	487,065	393,693	37,708
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36	$10.95	$10.02
Value at end of period	$14.19	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36	$10.95
Number of accumulation units outstanding at end of period	2,102,779	2,078,863	2,111,779	2,187,159	1,688,800	1,477,279	1,098,736	494,888

Access		CFI 78

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.14	$10.86	$10.36	$8.82	$12.63	$11.88	$10.66	$9.86	$10.00
Value at end of period	$12.94	$11.14	$10.86	$10.36	$8.82	$12.63	$11.88	$10.66	$9.86
Number of accumulation units outstanding at end of period	1,770,946	1,710,484	1,527,878	1,700,554	2,051,094	1,606,319	1,553,333	1,264,818	334,842
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.93	$10.88	$10.53	$9.88
Value at end of period	$12.42	$11.93	$10.88	$10.53
Number of accumulation units outstanding at end of period	2,746,359	2,480,581	1,431,585	1,053,093
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.33	$10.72	$9.66	$7.58	$12.70	$12.15	$11.59	$10.73	$9.86	$7.94
Value at end of period	$11.58	$10.33	$10.72	$9.66	$7.58	$12.70	$12.15	$11.59	$10.73	$9.86
Number of accumulation units outstanding at end of period	1,145,518	1,070,138	962,845	896,220	859,567	764,203	674,427	671,809	72,893	38,135
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.79	$11.18	$9.67	$6.47	$9.99
Value at end of period	$10.32	$9.79	$11.18	$9.67	$6.47
Number of accumulation units outstanding at end of period	1,427,727	1,631,033	2,011,911	2,115,656	1,051,869
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.37	$10.02	$9.65	$8.79	$10.01
Value at end of period	$10.81	$10.37	$10.02	$9.65	$8.79
Number of accumulation units outstanding at end of period	1,756,386	2,411,571	2,755,719	2,896,681	1,672,932
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.73	$10.50	$9.24	$7.08	$12.30	$13.56	$11.30
Value at end of period	$11.97	$9.73	$10.50	$9.24	$7.08	$12.30	$13.56
Number of accumulation units outstanding at end of period	965,347	1,059,505	1,206,205	1,344,556	1,387,896	1,326,783	701,115
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$61.59	$57.45	$45.85	$34.47	$57.26	$71.11	$52.77	$46.15	$34.22	$25.38
Value at end of period	$69.67	$61.59	$57.45	$45.85	$34.47	$57.26	$71.11	$52.77	$46.15	$34.22
Number of accumulation units outstanding at end of period	411,761	451,440	505,126	600,579	665,552	869,365	1,099,471	891,145	518,437	182,707
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.29	$9.75	$7.95	$6.51	$10.09	$10.01	$10.05
Value at end of period	$10.38	$9.29	$9.75	$7.95	$6.51	$10.09	$10.01
Number of accumulation units outstanding at end of period	840,014	969,198	1,085,173	1,462,454	1,644,870	1,065,810	569,254
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.84	$9.47	$8.63	$6.70	$11.26	$11.04	$9.90	$10.06
Value at end of period	$9.71	$8.84	$9.47	$8.63	$6.70	$11.26	$11.04	$9.90
Number of accumulation units outstanding at end of period	1,509,462	1,580,036	1,876,791	1,841,995	1,649,555	1,255,005	735,762	12,016
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.50	$8.43	$6.90	$5.78	$10.37	$10.00
Value at end of period	$8.66	$7.50	$8.43	$6.90	$5.78	$10.37
Number of accumulation units outstanding at end of period	725,883	989,583	840,719	714,858	749,221	1,263,274
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.06	$8.72	$9.80	$9.63
Value at end of period	$8.42	$7.06	$8.72	$9.80
Number of accumulation units outstanding at end of period	113,953	33,495	22,695	2,198

Access

CFI 79

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.13	$16.20	$12.89	$9.46	$15.88	$14.17	$12.93	$11.30	$9.30	$7.12
Value at end of period	$15.85	$14.13	$16.20	$12.89	$9.46	$15.88	$14.17	$12.93	$11.30	$9.30
Number of accumulation units outstanding at end of period	2,746,084	3,089,743	3,565,171	3,800,167	3,712,595	4,157,764	2,888,003	2,618,948	1,202,124	724,929
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.86	$10.82	$9.78	$7.57	$10.93	$10.87	$10.00
Value at end of period	$11.97	$10.86	$10.82	$9.78	$7.57	$10.93	$10.87
Number of accumulation units outstanding at end of period	2,900,233	3,037,544	3,310,944	3,290,802	2,991,145	2,999,605	3,077,176
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.47	$9.75	$8.93	$7.21	$11.83	$12.42
Value at end of period	$10.53	$9.47	$9.75	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	914,655	1,029,027	1,089,782	1,105,805	1,025,971	1,062,144
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.05	$8.33	$7.68	$6.02	$9.56	$10.00
Value at end of period	$9.13	$8.05	$8.33	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	4,427,073	4,789,595	5,129,860	5,374,909	5,530,073	3,476,458
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.25	$10.92	$10.25	$10.08
Value at end of period	$11.57	$10.25	$10.92	$10.25
Number of accumulation units outstanding at end of period	20,406	21,186	29,129	3,728
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.80	$9.96
Value at end of period	$8.34	$8.80
Number of accumulation units outstanding at end of period	826,251	811,636
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$33.99	$38.22	$32.09	$23.84	$41.27	$31.64	$26.61	$19.73	$18.94	$12.71
Value at end of period	$32.33	$33.99	$38.22	$32.09	$23.84	$41.27	$31.64	$26.61	$19.73	$18.94
Number of accumulation units outstanding at end of period	1,338,631	1,511,688	1,711,545	2,165,113	2,442,120	1,971,707	1,609,563	1,039,563	367,334	147,526
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.15	$10.78	$9.90	$7.01	$11.91	$11.37	$10.03
Value at end of period	$9.76	$9.15	$10.78	$9.90	$7.01	$11.91	$11.37
Number of accumulation units outstanding at end of period	23,336	26,115	26,603	31,851	34,932	91,625	74,269
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.50	$9.99
Value at end of period	$10.72	$9.50
Number of accumulation units outstanding at end of period	10,008,526	10,871,016
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.36	$8.59	$7.71	$6.05	$9.94	$9.83
Value at end of period	$9.45	$8.36	$8.59	$7.71	$6.05	$9.94
Number of accumulation units outstanding at end of period	5,671,688	6,239,346	3,510,576	3,888,232	2,481,381	9,804
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.84	$13.58	$12.90	$9.99
Value at end of period	$13.63	$10.84	$13.58	$12.90
Number of accumulation units outstanding at end of period	431,257	374,816	415,911	372,749

Access

CFI 80

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.01	$9.24	$8.30	$6.89	$11.25	$10.97	$9.80	$9.52	$8.82	$10.00
Value at end of period	$10.07	$9.01	$9.24	$8.30	$6.89	$11.25	$10.97	$9.80	$9.52	$8.82
Number of accumulation units outstanding at end of period	797,623	844,711	994,063	1,083,795	1,195,225	1,503,495	1,722,487	1,457,388	689,799	247,476
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.08	$12.51	$10.51	$8.16	$13.39	$13.00	$12.17	$11.21	$9.66
Value at end of period	$13.88	$12.08	$12.51	$10.51	$8.16	$13.39	$13.00	$12.17	$11.21
Number of accumulation units outstanding at end of period	778,637	834,344	970,505	1,071,001	1,227,732	1,541,727	1,567,111	1,340,319	340,018
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.47	$11.84	$9.87	$8.10	$12.47	$13.62	$12.26	$11.66	$9.61
Value at end of period	$12.60	$11.47	$11.84	$9.87	$8.10	$12.47	$13.62	$12.26	$11.66
Number of accumulation units outstanding at end of period	651,033	690,733	781,772	879,988	988,868	1,270,064	1,370,199	1,166,092	333,675
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.09	$12.46	$11.62	$10.67	$11.93	$11.53	$11.35	$11.26	$11.00	$10.59
Value at end of period	$13.98	$13.09	$12.46	$11.62	$10.67	$11.93	$11.53	$11.35	$11.26	$11.00
Number of accumulation units outstanding at end of period	4,871,192	5,180,415	5,525,607	5,774,425	5,918,590	5,811,926	4,031,996	1,271,536	1,029,703	182,945
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.80	$7.93	$7.53	$6.03	$10.27
Value at end of period	$7.89	$6.80	$7.93	$7.53	$6.03
Number of accumulation units outstanding at end of period	359,005	368,193	517,282	644,875	31,701
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.41	$10.86	$9.64	$7.66	$12.31	$12.87	$11.35	$11.20
Value at end of period	$12.09	$10.41	$10.86	$9.64	$7.66	$12.31	$12.87	$11.35
Number of accumulation units outstanding at end of period	1,186,459	1,128,819	1,016,194	1,007,577	958,698	992,532	892,091	725,244
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81	$10.15
Value at end of period	$12.58	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	800,284	812,766	938,725	988,593	986,332	537,221	432,531	239,827
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.84	$25.93	$23.55	$19.40	$29.24	$29.12	$25.64	$23.79	$21.30	$17.01
Value at end of period	$27.86	$24.84	$25.93	$23.55	$19.40	$29.24	$29.12	$25.64	$23.79	$21.30
Number of accumulation units outstanding at end of period	599,034	661,759	720,933	771,480	795,559	843,024	985,694	953,341	677,755	424,242
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.25	$10.95	$9.85	$9.83
Value at end of period	$9.75	$9.25	$10.95	$9.85
Number of accumulation units outstanding at end of period	180,005	170,323	68,821	23
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$17.90	$22.37	$19.00	$11.31	$23.71	$17.49	$13.15	$9.96	$8.64	$6.02
Value at end of period	$20.87	$17.90	$22.37	$19.00	$11.31	$23.71	$17.49	$13.15	$9.96	$8.64
Number of accumulation units outstanding at end of period	2,544,317	2,617,081	2,793,232	3,272,083	3,377,985	3,562,996	2,347,679	1,606,085	614,996	251,031
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15	$10.18	$8.46	$6.88	$10.17
Value at end of period	$11.92	$10.15	$10.18	$8.46	$6.88
Number of accumulation units outstanding at end of period	1,193,333	1,226,655	828,496	510,958	180,150
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.46	$14.97	$12.06	$9.68	$14.11	$14.66	$12.84	$13.63	$10.26	$7.81
Value at end of period	$16.80	$14.46	$14.97	$12.06	$9.68	$14.11	$14.66	$12.84	$13.63	$10.26
Number of accumulation units outstanding at end of period	1,012,083	1,106,716	1,074,195	930,424	971,062	1,346,686	1,193,062	1,016,028	643,342	260,352

Access		CFI 81

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.31
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	16,725,081
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$13.29	$13.28	$11.87	$8.51	$12.00	$10.98	$10.62	$10.44	$9.64
Value at end of period	$15.33	$13.29	$13.28	$11.87	$8.51	$12.00	$10.98	$10.62	$10.44
Number of accumulation units outstanding at end of period	1,380,128	1,540,422	601,971	642,827	98,477	62,575	71,638	51,145	23,328
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99	$10.04
Value at end of period	$11.18	$9.99
Number of accumulation units outstanding at end of period	421,455	438,205
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.55	$19.74	$19.55	$18.64	$19.08	$18.43	$18.13	$18.22	$18.35	$18.23
Value at end of period	$19.43	$19.55	$19.74	$19.55	$18.64	$19.08	$18.43	$18.13	$18.22	$18.35
Number of accumulation units outstanding at end of period	48,891	65,463	72,554	85,437	96,665	127,366	175,221	230,202	281,028	390,766
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$13.98	$14.27	$14.57	$14.84	$14.80	$14.40	$14.05	$13.97	$14.13	$14.33
Value at end of period	$13.68	$13.98	$14.27	$14.57	$14.84	$14.80	$14.40	$14.05	$13.97	$14.13
Number of accumulation units outstanding at end of period	4,325,828	4,496,702	4,696,420	5,813,592	9,865,921	4,722,110	2,780,525	1,641,831	971,131	735,857
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$14.63	$15.20	$12.95	$10.26	$17.56	$15.71	$15.29	$14.34	$13.02	$10.02
Value at end of period	$16.12	$14.63	$15.20	$12.95	$10.26	$17.56	$15.71	$15.29	$14.34	$13.02
Number of accumulation units outstanding at end of period	1,452,057	1,601,801	1,630,063	1,728,520	1,891,487	1,927,782	1,915,622	1,936,439	1,389,051	845,399
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$23.79	$23.92	$22.24	$19.27	$25.35	$24.90	$22.72	$22.55	$20.73	$18.14
Value at end of period	$25.89	$23.79	$23.92	$22.24	$19.27	$25.35	$24.90	$22.72	$22.55	$20.73
Number of accumulation units outstanding at end of period	1,335,071	1,429,060	1,595,426	1,808,651	1,865,661	1,999,893	2,155,140	2,090,749	1,640,545	1,114,951
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.65	$15.98	$14.36	$11.05	$18.11	$14.53	$11.34	$10.05
Value at end of period	$18.47	$16.65	$15.98	$14.36	$11.05	$18.11	$14.53	$11.34
Number of accumulation units outstanding at end of period	2,830,969	2,969,223	2,858,694	2,993,392	3,547,635	2,991,519	2,182,716	1,287,256
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.64	$10.95	$8.60	$6.23	$10.22	$8.32	$7.90	$7.32	$7.00
Value at end of period	$11.86	$10.64	$10.95	$8.60	$6.23	$10.22	$8.32	$7.90	$7.32
Number of accumulation units outstanding at end of period	1,784,542	1,752,718	1,704,095	1,526,739	1,518,337	154,686	196,650	235,557	215,454
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.53	$16.42	$14.73	$11.67	$16.69	$15.54	$13.08	$12.00	$10.88	$8.80
Value at end of period	$19.87	$17.53	$16.42	$14.73	$11.67	$16.69	$15.54	$13.08	$12.00	$10.88
Number of accumulation units outstanding at end of period	1,526,449	1,576,434	1,607,853	1,540,299	1,599,531	1,881,748	2,062,203	1,601,079	789,277	200,135
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.02	$11.78	$10.55	$8.42	$9.35
Value at end of period	$12.17	$11.02	$11.78	$10.55	$8.42
Number of accumulation units outstanding at end of period	177,922	159,191	150,563	79,444	14,649
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.54	$12.86	$11.35	$8.32	$14.27	$13.71	$11.91	$10.11
Value at end of period	$13.71	$11.54	$12.86	$11.35	$8.32	$14.27	$13.71	$11.91
Number of accumulation units outstanding at end of period	699,937	853,744	601,855	670,416	1,018,421	1,076,656	523,730	145,145

Access		CFI 82

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.99	$14.66	$13.11	$8.96	$11.82	$11.73	$11.00	$10.77	$10.00
Value at end of period	$16.73	$14.99	$14.66	$13.11	$8.96	$11.82	$11.73	$11.00	$10.77
Number of accumulation units outstanding at end of period	2,820,110	2,379,886	2,288,870	1,766,269	2,111,385	2,987,566	3,053,566	2,858,639	2,439,916
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.84	$16.62	$15.76	$14.07	$13.79	$12.93	$12.66	$12.62	$12.29	$11.98
Value at end of period	$17.93	$16.84	$16.62	$15.76	$14.07	$13.79	$12.93	$12.66	$12.62	$12.29
Number of accumulation units outstanding at end of period	10,191,857	10,213,240	11,243,930	11,617,187	9,592,661	4,063,712	2,338,464	2,092,826	1,738,298	1,262,012
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.58	$11.32	$9.98	$8.21	$12.85	$12.49	$10.93	$10.29
Value at end of period	$11.42	$10.58	$11.32	$9.98	$8.21	$12.85	$12.49	$10.93
Number of accumulation units outstanding at end of period	287,852	344,691	375,680	362,014	356,416	434,966	502,967	434,680
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84	$10.07
Value at end of period	$11.54	$10.62	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	2,746,949	2,986,779	3,494,720	3,905,405	3,996,449	4,353,304	4,390,438	4,290,104
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.03	$8.77	$8.30	$8.24
Value at end of period	$9.54	$9.03	$8.77	$8.30
Number of accumulation units outstanding at end of period	3,967,613	4,076,583	3,875,738	3,962,576
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.89	$10.23	$9.36	$9.21
Value at end of period	$10.94	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	36,321,722	38,443,713	42,697,101	46,107,120
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.24	$10.45	$9.62	$9.49
Value at end of period	$11.19	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	19,947,324	21,738,891	23,476,050	25,349,683
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.56	$10.56	$9.85	$9.75
Value at end of period	$11.39	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	11,273,969	11,688,266	12,044,181	13,018,646
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.14	$13.90	$12.62	$10.26
Value at end of period	$15.82	$14.14	$13.90	$12.62
Number of accumulation units outstanding at end of period	794,677	847,364	793,303	774,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.85	$8.85	$8.07	$6.68	$10.12
Value at end of period	$9.99	$8.85	$8.85	$8.07	$6.68
Number of accumulation units outstanding at end of period	1,295,664	1,268,403	1,501,856	1,532,905	257,464
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.33	$13.54	$12.45	$10.34
Value at end of period	$15.13	$13.33	$13.54	$12.45
Number of accumulation units outstanding at end of period	306,457	254,682	178,884	105,054

Access

CFI 83

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.25	$15.93	$12.93	$10.36
Value at end of period	$17.25	$15.25	$15.93	$12.93
Number of accumulation units outstanding at end of period	961,352	1,115,656	1,195,308	1,126,456
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.78	$10.20	$8.34	$6.10	$10.24
Value at end of period	$11.17	$9.78	$10.20	$8.34	$6.10
Number of accumulation units outstanding at end of period	529,988	654,912	663,918	575,441	282,724
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.93	$10.59	$8.58	$6.93	$10.02
Value at end of period	$11.26	$9.93	$10.59	$8.58	$6.93
Number of accumulation units outstanding at end of period	928,902	1,028,554	1,207,536	834,911	572,938
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.75	$8.89	$6.88	$5.37	$8.39	$7.81	$7.10	$6.66	$6.19	$4.57
Value at end of period	$9.85	$8.75	$8.89	$6.88	$5.37	$8.39	$7.81	$7.10	$6.66	$6.19
Number of accumulation units outstanding at end of period	448,214	491,024	548,730	633,871	675,839	855,490	1,086,586	1,049,459	823,490	521,035
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25	$10.76	$8.86	$7.11	$10.18
Value at end of period	$11.46	$10.25	$10.76	$8.86	$7.11
Number of accumulation units outstanding at end of period	499,162	615,823	651,459	527,951	456,278
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$44.58	$44.25	$39.64	$30.39	$42.82	$41.90	$37.33	$35.39	$31.00	$25.28
Value at end of period	$49.96	$44.58	$44.25	$39.64	$30.39	$42.82	$41.90	$37.33	$35.39	$31.00
Number of accumulation units outstanding at end of period	3,226,053	3,389,822	3,730,591	3,935,945	3,963,914	4,273,456	4,218,851	3,689,659	2,380,506	998,381
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$25.67	$26.46	$23.51	$19.21	$30.52	$30.25	$25.94	$25.50	$22.67	$18.50
Value at end of period	$29.46	$25.67	$26.46	$23.51	$19.21	$30.52	$30.25	$25.94	$25.50	$22.67
Number of accumulation units outstanding at end of period	1,676,034	1,829,460	1,738,376	1,628,920	1,638,714	1,801,226	1,889,644	1,954,975	1,619,276	860,125
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.80	$9.10	$7.98	$5.71	$10.12	$10.10
Value at end of period	$10.21	$8.80	$9.10	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	1,053,191	974,351	913,069	741,998	245,895	159,631
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.28	$13.14	$11.79	$8.75	$17.71	$15.01	$12.36	$10.16
Value at end of period	$13.11	$11.28	$13.14	$11.79	$8.75	$17.71	$15.01	$12.36
Number of accumulation units outstanding at end of period	996,024	1,009,986	1,072,130	1,212,113	1,483,984	1,343,574	1,009,791	786,192
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.61	$10.02	$9.42	$7.30	$12.55	$11.13	$10.17
Value at end of period	$10.00	$8.61	$10.02	$9.42	$7.30	$12.55	$11.13
Number of accumulation units outstanding at end of period	5,111,626	1,825,886	2,309,894	2,239,075	2,050,459	663,536	172,518
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$17.82	$19.31	$18.30	$14.13	$23.93	$23.87	$19.99	$18.58	$17.11	$12.82
Value at end of period	$21.24	$17.82	$19.31	$18.30	$14.13	$23.93	$23.87	$19.99	$18.58	$17.11
Number of accumulation units outstanding at end of period	915,163	933,990	1,054,961	1,074,690	994,246	1,099,394	974,425	780,724	680,585	451,642
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$10.87	$10.48	$10.15	$10.02
Value at end of period	$11.54	$11.38	$10.87	$10.48	$10.15
Number of accumulation units outstanding at end of period	1,762,549	2,112,609	2,023,217	2,166,890	1,631,655

Access		CFI 84

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.81	$10.30	$9.31	$7.23	$12.31	$12.46	$11.13	$10.01
Value at end of period	$10.87	$9.81	$10.30	$9.31	$7.23	$12.31	$12.46	$11.13
Number of accumulation units outstanding at end of period	44,448	48,922	52,142	55,622	56,718	71,145	126,031	45,133
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.49	$7.96	$7.68	$6.04	$9.95
Value at end of period	$8.44	$7.49	$7.96	$7.68	$6.04
Number of accumulation units outstanding at end of period	914,644	996,995	1,146,514	1,331,304	1,266,237
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	123,325
PROFUND VP BULL
Value at beginning of period	$7.85	$8.02	$7.27	$5.98	$9.79	$9.66	$8.68	$8.63	$8.10	$6.59
Value at end of period	$8.75	$7.85	$8.02	$7.27	$5.98	$9.79	$9.66	$8.68	$8.63	$8.10
Number of accumulation units outstanding at end of period	81,391	91,189	100,597	118,260	130,328	164,132	243,580	226,832	278,604	83,177
PROFUND VP EUROPE 30
Value at beginning of period	$7.90	$8.86	$8.81	$6.80	$12.41	$11.07	$9.62	$9.09	$8.12	$5.98
Value at end of period	$9.02	$7.90	$8.86	$8.81	$6.80	$12.41	$11.07	$9.62	$9.09	$8.12
Number of accumulation units outstanding at end of period	80,304	85,950	100,465	105,602	125,339	169,030	227,041	257,431	160,013	67,213
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.91	$4.75	$5.78	$4.47	$7.36	$7.93	$7.35	$8.15	$9.34	$10.00
Value at end of period	$2.65	$2.91	$4.75	$5.78	$4.47	$7.36	$7.93	$7.35	$8.15	$9.34
Number of accumulation units outstanding at end of period	148,036	141,988	151,085	158,755	173,125	221,809	442,998	452,259	307,589	26,719

Separate Account Annual Charges of 2.15%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.52	$10.10	$9.40	$7.95	$10.13
Value at end of period	$10.25	$9.52	$10.10	$9.40	$7.95
Number of accumulation units outstanding at end of period	16,749	16,549	12,313	10,877	6,639
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.56	$20.21	$16.33	$13.35	$18.99	$19.92	$17.06	$16.53	$13.78	$10.00
Value at end of period	$20.20	$18.56	$20.21	$16.33	$13.35	$18.99	$19.92	$17.06	$16.53	$13.78
Number of accumulation units outstanding at end of period	9,174	9,432	12,203	12,857	13,136	17,150	22,149	25,625	22,984	12,195
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.05	$12.67	$11.07	$8.35	$14.90	$12.98	$11.91	$10.63
Value at end of period	$13.70	$12.05	$12.67	$11.07	$8.35	$14.90	$12.98	$11.91
Number of accumulation units outstanding at end of period	7,248	8,751	10,970	12,825	15,967	38,043	26,271	21,331
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.15	$10.31	$9.17	$7.21	$12.89	$13.01	$11.08	$10.73	$9.86	$7.75
Value at end of period	$11.63	$10.15	$10.31	$9.17	$7.21	$12.89	$13.01	$11.08	$10.73	$9.86
Number of accumulation units outstanding at end of period	14,923	15,488	30,019	30,702	33,114	42,809	61,254	106,701	112,420	105,157

Access

CFI 85

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.34	$9.46	$8.63	$6.65
Value at end of period	$10.56	$9.34	$9.46	$8.63
Number of accumulation units outstanding at end of period	12,860	9,965	7,646	2,551
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.26	$10.08
Value at end of period	$10.58	$9.26
Number of accumulation units outstanding at end of period	233	243
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$8.75	$9.72
Value at end of period	$9.90	$8.75
Number of accumulation units outstanding at end of period	425	444
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.77	$17.63	$16.89	$12.13	$21.54	$18.44	$15.92	$13.45	$11.59	$10.00
Value at end of period	$16.95	$14.77	$17.63	$16.89	$12.13	$21.54	$18.44	$15.92	$13.45	$11.59
Number of accumulation units outstanding at end of period	21,479	22,376	28,192	24,238	25,978	36,576	41,623	33,188	19,375	579
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.13	$13.17	$11.95	$10.51
Value at end of period	$13.42	$12.13	$13.17	$11.95
Number of accumulation units outstanding at end of period	560	456	222	226
ING BARON GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.07	$12.07	$9.75	$7.37	$12.82	$12.35	$10.95	$11.28
Value at end of period	$14.13	$12.07	$12.07	$9.75	$7.37	$12.82	$12.35	$10.95
Number of accumulation units outstanding at end of period	4,344	5,376	6,688	7,599	6,340	5,124	5,097	673
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.82	$10.33	$8.80	$12.60	$11.87	$10.65	$9.85	$9.95
Value at end of period	$12.89	$11.09	$10.82	$10.33	$8.80	$12.60	$11.87	$10.65	$9.85
Number of accumulation units outstanding at end of period	30,739	32,921	33,342	43,377	68,415	45,861	55,669	52,730	11,064
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.91	$10.87	$10.53	$10.11
Value at end of period	$12.40	$11.91	$10.87	$10.53
Number of accumulation units outstanding at end of period	8,044	4,520	4,389	1,126
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.28	$10.68	$9.62	$7.55	$12.66	$12.12	$11.57	$10.72	$9.86	$7.93
Value at end of period	$11.52	$10.28	$10.68	$9.62	$7.55	$12.66	$12.12	$11.57	$10.72	$9.86
Number of accumulation units outstanding at end of period	20,527	21,610	23,096	20,928	25,077	41,507	82,932	123,003	1,929	1,932
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.77	$11.17	$9.66	$6.47	$9.99
Value at end of period	$10.29	$9.77	$11.17	$9.66	$6.47
Number of accumulation units outstanding at end of period	10,726	23,918	25,118	15,181	65,058
ING BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.35	$10.00	$9.64	$8.79	$9.77
Value at end of period	$10.79	$10.35	$10.00	$9.64	$8.79
Number of accumulation units outstanding at end of period	1,559	2,665	5,235	21,277	5,400

Access		CFI 86

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.70	$10.47	$9.22	$7.07	$12.29	$13.55	$10.58
Value at end of period	$11.93	$9.70	$10.47	$9.22	$7.07	$12.29	$13.55
Number of accumulation units outstanding at end of period	1,114	1,467	1,837	1,866	3,033	3,297	4,971
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$60.87	$56.81	$45.36	$34.12	$56.71	$70.46	$52.32	$45.78	$33.96	$25.20
Value at end of period	$68.82	$60.87	$56.81	$45.36	$34.12	$56.71	$70.46	$52.32	$45.78	$33.96
Number of accumulation units outstanding at end of period	9,328	11,200	13,170	14,578	18,568	23,115	32,250	41,610	38,457	34,934
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.26	$9.72	$7.93	$6.50	$10.08	$10.00	$10.05
Value at end of period	$10.35	$9.26	$9.72	$7.93	$6.50	$10.08	$10.00
Number of accumulation units outstanding at end of period	6,235	7,570	8,799	9,287	8,090	5,868	2,403
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$8.81	$9.44	$8.61	$6.69	$11.25	$11.03	$10.09
Value at end of period	$9.68	$8.81	$9.44	$8.61	$6.69	$11.25	$11.03
Number of accumulation units outstanding at end of period	4,890	8,329	8,609	8,079	10,275	5,961	16,224
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.48	$8.41	$6.89	$5.78	$10.37	$10.73
Value at end of period	$8.64	$7.48	$8.41	$6.89	$5.78	$10.37
Number of accumulation units outstanding at end of period	326	3,250	3,099	3,272	3,294	1,373
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.04	$16.12	$12.83	$9.42	$15.82	$14.12	$12.90	$11.27	$9.28	$7.12
Value at end of period	$15.75	$14.04	$16.12	$12.83	$9.42	$15.82	$14.12	$12.90	$11.27	$9.28
Number of accumulation units outstanding at end of period	96,524	111,339	128,035	142,553	154,404	193,993	168,325	173,163	101,131	119,998
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.83	$10.79	$9.76	$7.56	$10.92	$10.87	$10.07
Value at end of period	$11.93	$10.83	$10.79	$9.76	$7.56	$10.92	$10.87
Number of accumulation units outstanding at end of period	22,123	25,857	24,332	35,176	41,709	16,154	7,185
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.44	$9.73	$8.91	$7.20	$11.83	$12.68
Value at end of period	$10.50	$9.44	$9.73	$8.91	$7.20	$11.83
Number of accumulation units outstanding at end of period	2,688	2,823	3,988	3,293	2,927	4,175
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.03	$8.31	$7.67	$6.01	$9.56	$10.12
Value at end of period	$9.11	$8.03	$8.31	$7.67	$6.01	$9.56
Number of accumulation units outstanding at end of period	4,472	5,986	2,030	1,633	376	376
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.24	$10.92	$9.52
Value at end of period	$11.55	$10.24	$10.92
Number of accumulation units outstanding at end of period	7,076	7,146	7,215
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.79	$10.90
Value at end of period	$8.33	$8.79
Number of accumulation units outstanding at end of period	378	281

Access

CFI 87

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$33.60	$37.79	$31.75	$23.59	$40.87	$31.35	$26.38	$19.57	$18.80	$12.62
Value at end of period	$31.94	$33.60	$37.79	$31.75	$23.59	$40.87	$31.35	$26.38	$19.57	$18.80
Number of accumulation units outstanding at end of period	19,109	21,861	24,775	28,450	30,723	38,971	36,352	28,307	18,255	18,382
ING GROWTH AND INCOME CORE PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$9.12	$10.75	$9.89	$7.00	$11.90	$11.37	$10.84
Value at end of period	$9.73	$9.12	$10.75	$9.89	$7.00	$11.90	$11.37
Number of accumulation units outstanding at end of period	1,014	1,015	1,015	1,015	1,015	1,015	479
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.50	$9.99
Value at end of period	$10.71	$9.50
Number of accumulation units outstanding at end of period	32,182	26,940
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.35	$8.57	$7.70	$6.05	$8.38
Value at end of period	$9.43	$8.35	$8.57	$7.70	$6.05
Number of accumulation units outstanding at end of period	252,227	282,830	170,914	176,852	155,868
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.83	$13.57	$12.89	$10.30
Value at end of period	$13.60	$10.83	$13.57	$12.89
Number of accumulation units outstanding at end of period	380	3,678	3,222	278
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.96	$9.19	$8.27	$6.87	$11.21	$10.94	$9.78	$9.51	$8.81	$10.00
Value at end of period	$10.01	$8.96	$9.19	$8.27	$6.87	$11.21	$10.94	$9.78	$9.51	$8.81
Number of accumulation units outstanding at end of period	15,175	16,147	16,721	18,153	20,075	28,351	32,580	39,673	37,817	27,484
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.03	$12.46	$10.48	$8.14	$13.37	$12.98	$12.16	$11.21	$10.03
Value at end of period	$13.81	$12.03	$12.46	$10.48	$8.14	$13.37	$12.98	$12.16	$11.21
Number of accumulation units outstanding at end of period	849	857	865	873	1,115	1,254	2,323	6,524	873
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.43	$11.80	$9.84	$8.08	$12.45	$13.60	$12.25	$11.66	$10.31
Value at end of period	$12.54	$11.43	$11.80	$9.84	$8.08	$12.45	$13.60	$12.25	$11.66
Number of accumulation units outstanding at end of period	451	597	3,626	3,778	3,916	5,212	8,125	12,918	1,503
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.03	$12.41	$11.58	$10.63	$11.90	$11.50	$11.33	$11.24	$10.99	$10.59
Value at end of period	$13.91	$13.03	$12.41	$11.58	$10.63	$11.90	$11.50	$11.33	$11.24	$10.99
Number of accumulation units outstanding at end of period	21,589	39,419	34,976	65,315	110,251	147,880	180,773	134,888	67,181	0
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$6.79	$7.92	$7.52	$6.30
Value at end of period	$7.87	$6.79	$7.92	$7.52
Number of accumulation units outstanding at end of period	0	0	0	19
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.63	$10.06	$8.93	$7.10	$6.78
Value at end of period	$11.19	$9.63	$10.06	$8.93	$7.10
Number of accumulation units outstanding at end of period	9,282	13,290	2,628	2,630	534

Access

CFI 88

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$11.79	$10.75	$8.98	$11.56
Value at end of period	$12.53	$11.38	$11.79	$10.75	$8.98
Number of accumulation units outstanding at end of period	10,463	12,099	13,286	9,725	12,393
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.61	$25.70	$23.35	$19.25	$29.03	$28.92	$25.48	$23.66	$21.19	$16.93
Value at end of period	$27.59	$24.61	$25.70	$23.35	$19.25	$29.03	$28.92	$25.48	$23.66	$21.19
Number of accumulation units outstanding at end of period	21,860	22,781	23,664	27,239	31,033	39,974	63,914	93,480	100,435	93,569
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$17.78	$22.23	$18.88	$11.25	$23.59	$17.41	$13.10	$9.93	$8.62	$6.01
Value at end of period	$20.72	$17.78	$22.23	$18.88	$11.25	$23.59	$17.41	$13.10	$9.93	$8.62
Number of accumulation units outstanding at end of period	34,671	35,733	40,526	46,297	47,876	57,011	58,067	50,978	33,906	22,800
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.13	$10.17	$8.45	$6.43
Value at end of period	$11.90	$10.13	$10.17	$8.45
Number of accumulation units outstanding at end of period	0	0	930	225
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.38	$14.90	$12.02	$9.64	$14.07	$14.63	$12.82	$13.63	$10.25	$7.81
Value at end of period	$16.71	$14.38	$14.90	$12.02	$9.64	$14.07	$14.63	$12.82	$13.63	$10.25
Number of accumulation units outstanding at end of period	15,025	23,525	26,007	20,020	20,513	25,836	27,265	32,716	88,751	24,074
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$9.83
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	38,459
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.24	$13.23	$11.84	$7.74
Value at end of period	$15.26	$13.24	$13.23	$11.84
Number of accumulation units outstanding at end of period	3,403	3,870	3,475	7,134
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.98	$10.04
Value at end of period	$11.17	$9.98
Number of accumulation units outstanding at end of period	15,501	18,641
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$19.33	$19.52	$19.34	$18.45	$18.90	$18.26	$17.97	$18.07	$18.21	$18.10
Value at end of period	$19.19	$19.33	$19.52	$19.34	$18.45	$18.90	$18.26	$17.97	$18.07	$18.21
Number of accumulation units outstanding at end of period	7,878	8,671	8,962	9,741	9,965	11,228	14,226	20,811	32,649	130,050
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$13.81	$14.11	$14.42	$14.69	$14.65	$14.27	$13.93	$13.85	$14.03	$14.23
Value at end of period	$13.52	$13.81	$14.11	$14.42	$14.69	$14.65	$14.27	$13.93	$13.85	$14.03
Number of accumulation units outstanding at end of period	30,932	29,747	45,630	64,999	75,114	71,103	63,765	57,078	92,227	127,143
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$14.52	$15.08	$12.86	$10.19	$17.45	$15.62	$15.21	$14.28	$12.97	$9.99
Value at end of period	$15.98	$14.52	$15.08	$12.86	$10.19	$17.45	$15.62	$15.21	$14.28	$12.97
Number of accumulation units outstanding at end of period	29,121	31,789	38,090	37,988	54,983	62,784	115,588	148,720	90,447	106,576
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$23.58	$23.73	$22.07	$19.13	$25.18	$24.74	$22.59	$22.43	$20.63	$18.06
Value at end of period	$25.65	$23.58	$23.73	$22.07	$19.13	$25.18	$24.74	$22.59	$22.43	$20.63
Number of accumulation units outstanding at end of period	63,667	68,030	70,574	80,893	88,490	101,603	130,057	165,427	181,189	244,840

Access

CFI 89

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.59	$15.94	$14.33	$11.03	$18.09	$14.51	$11.34	$10.09
Value at end of period	$18.39	$16.59	$15.94	$14.33	$11.03	$18.09	$14.51	$11.34
Number of accumulation units outstanding at end of period	50,343	50,401	54,416	60,936	64,483	62,811	42,250	32,026
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.58	$10.89	$8.57	$6.21	$10.19	$8.30	$7.88	$7.31	$6.99
Value at end of period	$11.79	$10.58	$10.89	$8.57	$6.21	$10.19	$8.30	$7.88	$7.31
Number of accumulation units outstanding at end of period	32,629	34,467	44,822	36,182	38,988	3,670	6,592	14,331	14,444
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.45	$16.35	$14.67	$11.63	$16.64	$15.50	$13.06	$11.99	$10.87	$8.80
Value at end of period	$19.76	$17.45	$16.35	$14.67	$11.63	$16.64	$15.50	$13.06	$11.99	$10.87
Number of accumulation units outstanding at end of period	8,849	7,852	10,126	9,888	12,991	21,621	19,534	19,227	19,859	18,945
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.00	$11.76	$10.54	$10.15
Value at end of period	$12.14	$11.00	$11.76	$10.54
Number of accumulation units outstanding at end of period	0	0	0	547
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.50	$12.83	$11.32	$8.30	$14.25	$13.70	$11.90	$11.48
Value at end of period	$13.65	$11.50	$12.83	$11.32	$8.30	$14.25	$13.70	$11.90
Number of accumulation units outstanding at end of period	16,336	16,581	16,565	17,396	17,892	25,698	24,053	1,156
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.93	$14.61	$13.07	$8.94	$11.79	$11.72	$10.99	$10.77	$10.00
Value at end of period	$16.66	$14.93	$14.61	$13.07	$8.94	$11.79	$11.72	$10.99	$10.77
Number of accumulation units outstanding at end of period	50,160	44,668	62,366	39,930	46,052	79,634	97,086	126,705	155,169
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.69	$16.48	$15.64	$13.97	$13.70	$12.85	$12.58	$12.55	$12.23	$11.93
Value at end of period	$17.76	$16.69	$16.48	$15.64	$13.97	$13.70	$12.85	$12.58	$12.55	$12.23
Number of accumulation units outstanding at end of period	167,528	173,219	196,168	228,327	248,204	224,426	251,871	285,760	320,812	276,508
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.54	$11.29	$9.96	$8.20	$12.83	$12.48	$10.92	$10.79
Value at end of period	$11.38	$10.54	$11.29	$9.96	$8.20	$12.83	$12.48	$10.92
Number of accumulation units outstanding at end of period	9,123	9,130	9,467	8,372	10,136	10,010	9,856	15,463
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.58	$11.38	$9.86	$8.05	$12.30	$11.92	$10.84	$10.07
Value at end of period	$11.49	$10.58	$11.38	$9.86	$8.05	$12.30	$11.92	$10.84
Number of accumulation units outstanding at end of period	49,970	60,592	71,447	75,744	80,413	78,144	107,415	129,724
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.02	$8.76	$8.30	$8.24
Value at end of period	$9.52	$9.02	$8.76	$8.30
Number of accumulation units outstanding at end of period	87,181	48,021	66,206	101,491
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.88	$10.22	$9.36	$9.21
Value at end of period	$10.92	$9.88	$10.22	$9.36
Number of accumulation units outstanding at end of period	46,247	70,924	76,693	65,377

Access

CFI 90

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.23	$10.44	$9.62	$9.49
Value at end of period	$11.17	$10.23	$10.44	$9.62
Number of accumulation units outstanding at end of period	83,613	82,814	94,185	83,118
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.55	$10.55	$9.85	$9.75
Value at end of period	$11.37	$10.55	$10.55	$9.85
Number of accumulation units outstanding at end of period	38,650	39,139	39,822	40,130
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.12	$13.89	$12.62	$10.82
Value at end of period	$15.79	$14.12	$13.89	$12.62
Number of accumulation units outstanding at end of period	13,317	14,670	14,900	16,369
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.83	$8.84	$8.06	$6.89
Value at end of period	$9.96	$8.83	$8.84	$8.06
Number of accumulation units outstanding at end of period	31,928	42,820	45,797	57,425
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.31	$13.53	$12.44	$10.62
Value at end of period	$15.11	$13.31	$13.53	$12.44
Number of accumulation units outstanding at end of period	141	142	142	143
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.23	$15.92	$12.92	$10.45
Value at end of period	$17.21	$15.23	$15.92	$12.92
Number of accumulation units outstanding at end of period	12,359	29,622	26,085	17,610
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.76	$10.19	$8.33	$6.10	$9.78
Value at end of period	$11.14	$9.76	$10.19	$8.33	$6.10
Number of accumulation units outstanding at end of period	1,166	958	964	3,184	2,616
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.91	$10.57	$8.57	$6.93	$9.82
Value at end of period	$11.24	$9.91	$10.57	$8.57	$6.93
Number of accumulation units outstanding at end of period	6,028	10,612	10,520	6,412	17,040
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.70	$8.85	$6.85	$5.35	$8.36	$7.78	$7.08	$6.65	$6.18	$4.56
Value at end of period	$9.79	$8.70	$8.85	$6.85	$5.35	$8.36	$7.78	$7.08	$6.65	$6.18
Number of accumulation units outstanding at end of period	11,717	11,942	16,511	16,955	24,092	41,088	45,486	48,404	49,838	55,730
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.23	$10.74	$8.85	$7.11	$9.79
Value at end of period	$11.44	$10.23	$10.74	$8.85	$7.11
Number of accumulation units outstanding at end of period	1,118	776	3,411	5,048	77
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$44.06	$43.76	$39.22	$30.08	$42.41	$41.52	$37.01	$35.10	$30.76	$25.10
Value at end of period	$49.35	$44.06	$43.76	$39.22	$30.08	$42.41	$41.52	$37.01	$35.10	$30.76
Number of accumulation units outstanding at end of period	93,247	99,044	102,921	114,117	124,366	142,138	208,096	261,951	283,302	261,019

Access

CFI 91

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$25.37	$26.16	$23.26	$19.02	$30.22	$29.97	$25.72	$25.29	$22.50	$18.37
Value at end of period	$29.10	$25.37	$26.16	$23.26	$19.02	$30.22	$29.97	$25.72	$25.29	$22.50
Number of accumulation units outstanding at end of period	43,429	50,249	53,064	54,765	58,828	70,476	107,520	122,896	133,585	138,973
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.78	$9.09	$7.97	$5.71	$8.58
Value at end of period	$10.18	$8.78	$9.09	$7.97	$5.71
Number of accumulation units outstanding at end of period	3,069	3,071	3,298	1,124	923
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.24	$13.10	$11.76	$8.74	$17.69	$14.99	$12.35	$11.18
Value at end of period	$13.06	$11.24	$13.10	$11.76	$8.74	$17.69	$14.99	$12.35
Number of accumulation units outstanding at end of period	9,492	10,300	10,413	11,246	12,576	33,890	26,475	38,175
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.58	$9.99	$9.40	$7.29	$12.54	$11.13	$10.09
Value at end of period	$9.96	$8.58	$9.99	$9.40	$7.29	$12.54	$11.13
Number of accumulation units outstanding at end of period	90,225	4,280	8,006	6,725	3,438	4,278	2,424
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$17.65	$19.13	$18.14	$14.01	$23.74	$23.69	$19.86	$18.47	$17.01	$12.75
Value at end of period	$21.03	$17.65	$19.13	$18.14	$14.01	$23.74	$23.69	$19.86	$18.47	$17.01
Number of accumulation units outstanding at end of period	13,682	18,380	22,439	22,182	24,519	27,970	34,403	45,620	75,446	83,078
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.36	$10.85	$10.47	$10.14	$9.78
Value at end of period	$11.52	$11.36	$10.85	$10.47	$10.14
Number of accumulation units outstanding at end of period	1,191	1,315	3,903	6,270	9,633
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.48	$7.95	$7.67	$6.03	$9.79
Value at end of period	$8.42	$7.48	$7.95	$7.67	$6.03
Number of accumulation units outstanding at end of period	9,597	11,433	11,561	2,471	2,276
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	750
PROFUND VP BULL
Value at beginning of period	$7.81	$7.98	$7.24	$5.95	$9.76	$9.63	$8.66	$8.61	$8.09	$6.58
Value at end of period	$8.70	$7.81	$7.98	$7.24	$5.95	$9.76	$9.63	$8.66	$8.61	$8.09
Number of accumulation units outstanding at end of period	13,932	15,706	17,186	17,485	17,847	18,945	21,875	39,894	43,358	46,761
PROFUND VP EUROPE 30
Value at beginning of period	$7.86	$8.81	$8.77	$6.78	$12.37	$11.03	$9.60	$9.07	$8.11	$5.97
Value at end of period	$8.96	$7.86	$8.81	$8.77	$6.78	$12.37	$11.03	$9.60	$9.07	$8.11
Number of accumulation units outstanding at end of period	524	587	609	632	1,004	1,094	1,495	2,297	7,322	7,179
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$2.90	$4.73	$5.76	$4.45	$7.34	$7.91	$7.34	$8.15	$9.34	$10.00
Value at end of period	$2.64	$2.90	$4.73	$5.76	$4.45	$7.34	$7.91	$7.34	$8.15	$9.34
Number of accumulation units outstanding at end of period	2,172	2,281	2,389	2,497	2,582	2,799	16,097	11,495	9,738	4,883

Access

CFI 92

Condensed Financial Information (continued)

Separate Account Annual Charges of 2.25%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.49	$10.07	$9.39	$7.94	$10.08
Value at end of period	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	196,366	188,180	115,909	112,665	122,021
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.40	$20.05	$16.22	$13.27	$18.90	$19.85	$17.01	$16.50	$13.77	$10.00
Value at end of period	$20.01	$18.40	$20.05	$16.22	$13.27	$18.90	$19.85	$17.01	$16.50	$13.77
Number of accumulation units outstanding at end of period	45,875	49,705	53,998	58,445	64,511	88,194	143,417	162,865	171,199	48,951
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$12.98	$11.35	$8.57	$15.31	$13.35	$12.26	$10.75
Value at end of period	$14.00	$12.33	$12.98	$11.35	$8.57	$15.31	$13.35	$12.26
Number of accumulation units outstanding at end of period	45,390	57,515	71,732	110,336	146,258	207,534	167,756	160,154
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.04	$10.21	$9.09	$7.16	$12.80	$12.94	$11.03	$10.69	$9.83	$7.74
Value at end of period	$11.49	$10.04	$10.21	$9.09	$7.16	$12.80	$12.94	$11.03	$10.69	$9.83
Number of accumulation units outstanding at end of period	64,070	74,449	85,217	93,636	127,693	203,057	249,780	302,405	295,104	90,841
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.30	$9.43	$8.62	$7.15	$10.01
Value at end of period	$10.51	$9.30	$9.43	$8.62	$7.15
Number of accumulation units outstanding at end of period	11,824	4,641	14,451	3,513	3,550
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.25	$10.25
Value at end of period	$10.56	$9.25
Number of accumulation units outstanding at end of period	4,609	2,022
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$8.74	$8.67
Value at end of period	$9.88	$8.74
Number of accumulation units outstanding at end of period	1,500	1,707
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.65	$17.50	$16.78	$12.06	$21.44	$18.37	$15.88	$13.43	$11.58	$10.00
Value at end of period	$16.79	$14.65	$17.50	$16.78	$12.06	$21.44	$18.37	$15.88	$13.43	$11.58
Number of accumulation units outstanding at end of period	166,804	208,477	234,987	259,449	272,967	392,274	452,095	354,277	258,319	35,476
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.09	$13.14	$11.93	$8.74
Value at end of period	$13.36	$12.09	$13.14	$11.93
Number of accumulation units outstanding at end of period	9,301	9,935	28,865	4,144
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$12.00	$9.70	$7.34	$12.78	$12.32	$10.94	$10.31
Value at end of period	$14.02	$11.99	$12.00	$9.70	$7.34	$12.78	$12.32	$10.94
Number of accumulation units outstanding at end of period	44,970	50,142	46,767	56,178	41,401	59,702	26,530	21,319

Access		CFI 93

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.01	$10.75	$10.28	$8.75	$12.56	$11.84	$10.63	$9.85	$9.95
Value at end of period	$12.77	$11.01	$10.75	$10.28	$8.75	$12.56	$11.84	$10.63	$9.85
Number of accumulation units outstanding at end of period	142,638	68,548	69,357	53,790	69,340	68,808	96,220	110,965	27,062
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.88	$10.85	$10.52	$9.91
Value at end of period	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	98,666	115,543	82,802	31,823
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.18	$10.58	$9.54	$7.50	$12.59	$12.07	$11.52	$10.69	$9.84	$7.93
Value at end of period	$11.39	$10.18	$10.58	$9.54	$7.50	$12.59	$12.07	$11.52	$10.69	$9.84
Number of accumulation units outstanding at end of period	49,923	43,158	44,992	50,984	55,175	71,247	96,351	117,669	18,254	11,989
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.74	$11.14	$9.64	$6.46	$9.99
Value at end of period	$10.24	$9.74	$11.14	$9.64	$6.46
Number of accumulation units outstanding at end of period	220,633	276,557	191,955	74,814	71,494
ING BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.31	$9.97	$9.62	$8.78	$9.87
Value at end of period	$10.73	$10.31	$9.97	$9.62	$8.78
Number of accumulation units outstanding at end of period	32,505	37,549	82,172	89,045	20,375
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.65	$10.42	$9.19	$7.05	$12.27	$13.54	$11.42
Value at end of period	$11.85	$9.65	$10.42	$9.19	$7.05	$12.27	$13.54
Number of accumulation units outstanding at end of period	6,121	13,663	14,852	40,627	100,244	74,866	32,151
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$59.46	$55.55	$44.40	$33.43	$55.63	$69.18	$51.42	$45.04	$33.44	$24.84
Value at end of period	$67.15	$59.46	$55.55	$44.40	$33.43	$55.63	$69.18	$51.42	$45.04	$33.44
Number of accumulation units outstanding at end of period	33,326	36,448	39,730	44,233	53,921	67,933	96,700	116,655	129,932	88,514
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.21	$9.68	$7.90	$6.48	$10.06	$10.00	$10.12
Value at end of period	$10.28	$9.21	$9.68	$7.90	$6.48	$10.06	$10.00
Number of accumulation units outstanding at end of period	18,554	18,852	20,053	25,828	28,280	21,531	25,627
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$8.75	$9.39	$8.58	$6.67	$11.22	$11.02	$10.09
Value at end of period	$9.61	$8.75	$9.39	$8.58	$6.67	$11.22	$11.02
Number of accumulation units outstanding at end of period	32,937	31,923	41,421	36,681	43,541	62,501	46,446
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.45	$8.39	$6.87	$5.77	$10.37	$10.46
Value at end of period	$8.59	$7.45	$8.39	$6.87	$5.77	$10.37
Number of accumulation units outstanding at end of period	12,510	13,658	17,257	6,389	11,534	8,189
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.03	$8.70	$9.79	$9.75
Value at end of period	$8.38	$7.03	$8.70	$9.79
Number of accumulation units outstanding at end of period	2,018	3,041	3,089	2,814

Access

CFI 94

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$13.88	$15.95	$12.71	$9.34	$15.71	$14.03	$12.83	$11.22	$9.25	$7.09
Value at end of period	$15.56	$13.88	$15.95	$12.71	$9.34	$15.71	$14.03	$12.83	$11.22	$9.25
Number of accumulation units outstanding at end of period	239,542	286,835	298,197	295,701	372,335	393,393	277,950	314,053	242,987	221,767
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.76	$10.74	$9.73	$7.54	$10.90	$10.86	$9.92
Value at end of period	$11.85	$10.76	$10.74	$9.73	$7.54	$10.90	$10.86
Number of accumulation units outstanding at end of period	100,477	86,239	88,916	85,395	105,990	148,077	112,383
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.40	$9.69	$8.89	$7.19	$11.82	$12.60
Value at end of period	$10.43	$9.40	$9.69	$8.89	$7.19	$11.82
Number of accumulation units outstanding at end of period	21,317	22,664	25,008	45,536	40,021	38,202
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.99	$8.28	$7.65	$6.00	$9.55	$10.11
Value at end of period	$9.05	$7.99	$8.28	$7.65	$6.00	$9.55
Number of accumulation units outstanding at end of period	7,052	12,164	27,090	23,504	21,180	61,986
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.22	$10.90	$10.24	$9.96
Value at end of period	$11.51	$10.22	$10.90	$10.24
Number of accumulation units outstanding at end of period	2,546	2,735	2,685	2,700
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.79	$10.24
Value at end of period	$8.32	$8.79
Number of accumulation units outstanding at end of period	23,912	171,637
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$32.82	$36.95	$31.08	$23.12	$40.09	$30.78	$25.93	$19.26	$18.51	$12.44
Value at end of period	$31.16	$32.82	$36.95	$31.08	$23.12	$40.09	$30.78	$25.93	$19.26	$18.51
Number of accumulation units outstanding at end of period	40,435	46,869	53,158	103,412	91,839	101,513	99,891	126,560	94,134	61,074
ING GROWTH AND INCOME CORE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$9.07	$10.70	$9.85	$6.98	$11.89	$11.37	$10.04
Value at end of period	$9.66	$9.07	$10.70	$9.85	$6.98	$11.89	$11.37
Number of accumulation units outstanding at end of period	6,294	6,303	6,506	6,627	6,841	10,052	4,500
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.49	$9.99
Value at end of period	$10.69	$9.49
Number of accumulation units outstanding at end of period	428,987	455,079
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.31	$8.55	$7.68	$6.04	$9.24
Value at end of period	$9.38	$8.31	$8.55	$7.68	$6.04
Number of accumulation units outstanding at end of period	540,766	619,744	426,778	443,527	374,141
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.80	$13.54	$12.88	$10.19
Value at end of period	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	12,311	12,546	8,442	80,340

Access

CFI 95

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.87	$9.10	$8.20	$6.82	$11.14	$10.88	$9.74	$9.47	$8.79	$10.00
Value at end of period	$9.89	$8.87	$9.10	$8.20	$6.82	$11.14	$10.88	$9.74	$9.47	$8.79
Number of accumulation units outstanding at end of period	113,597	118,887	121,874	124,726	130,307	155,478	210,090	239,403	193,074	129,806
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.59	$12.02	$10.12	$7.87	$12.93	$12.57	$11.78	$10.88	$9.38
Value at end of period	$13.30	$11.59	$12.02	$10.12	$7.87	$12.93	$12.57	$11.78	$10.88
Number of accumulation units outstanding at end of period	23,710	26,133	27,746	31,119	34,946	96,667	87,337	77,270	39,449
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.98	$11.34	$9.48	$7.79	$12.01	$13.14	$11.84	$11.28	$9.39
Value at end of period	$12.04	$10.98	$11.34	$9.48	$7.79	$12.01	$13.14	$11.84	$11.28
Number of accumulation units outstanding at end of period	41,158	45,155	49,603	54,347	59,409	121,033	124,046	133,947	64,254
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.90	$12.30	$11.49	$10.56	$11.83	$11.45	$11.29	$11.21	$10.97	$10.58
Value at end of period	$13.75	$12.90	$12.30	$11.49	$10.56	$11.83	$11.45	$11.29	$11.21	$10.97
Number of accumulation units outstanding at end of period	86,736	109,955	122,248	136,125	115,151	282,418	330,674	181,271	235,507	49,929
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.76	$7.90	$7.51	$6.03	$7.81
Value at end of period	$7.83	$6.76	$7.90	$7.51	$6.03
Number of accumulation units outstanding at end of period	9,050	13,153	17,788	21,769	2,086
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.13	$10.58	$9.40	$7.48	$12.05	$12.62	$11.14	$11.02
Value at end of period	$11.75	$10.13	$10.58	$9.40	$7.48	$12.05	$12.62	$11.14
Number of accumulation units outstanding at end of period	19,147	21,515	19,431	16,497	44,947	60,734	52,395	26,594
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.31	$11.72	$10.70	$8.95	$11.97	$11.86	$10.79	$10.15
Value at end of period	$12.43	$11.31	$11.72	$10.70	$8.95	$11.97	$11.86	$10.79
Number of accumulation units outstanding at end of period	37,067	46,682	54,173	66,181	68,985	6,652	7,807	19,058
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.16	$25.26	$22.97	$18.96	$28.61	$28.54	$25.17	$23.39	$20.97	$16.77
Value at end of period	$27.05	$24.16	$25.26	$22.97	$18.96	$28.61	$28.54	$25.17	$23.39	$20.97
Number of accumulation units outstanding at end of period	51,624	60,620	67,177	72,770	74,196	100,564	139,595	162,843	158,216	120,772
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22	$10.93	$9.84	$9.91
Value at end of period	$9.70	$9.22	$10.93	$9.84
Number of accumulation units outstanding at end of period	2,615	2,559	2,710	2,858
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$17.53	$21.94	$18.65	$11.12	$23.35	$17.25	$13.00	$9.86	$8.57	$5.98
Value at end of period	$20.40	$17.53	$21.94	$18.65	$11.12	$23.35	$17.25	$13.00	$9.86	$8.57
Number of accumulation units outstanding at end of period	142,563	83,707	75,447	177,231	174,025	244,587	197,733	146,546	99,626	58,908
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$13.07	$13.14	$10.93	$8.90	$13.59
Value at end of period	$15.34	$13.07	$13.14	$10.93	$8.90
Number of accumulation units outstanding at end of period	18,728	25,508	29,382	8,464	2,712
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.24	$14.77	$11.92	$9.58	$13.99	$14.56	$12.77	$13.63	$10.23	$7.80
Value at end of period	$16.52	$14.24	$14.77	$11.92	$9.58	$13.99	$14.56	$12.77	$13.63	$10.23
Number of accumulation units outstanding at end of period	62,083	83,087	93,707	65,498	70,848	113,397	129,949	150,463	171,395	80,744

Access		CFI 96

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.31
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	572,745
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$13.14	$13.14	$11.77	$8.45	$11.93	$10.94	$10.60	$10.42	$9.88
Value at end of period	$15.13	$13.14	$13.14	$11.77	$8.45	$11.93	$10.94	$10.60	$10.42
Number of accumulation units outstanding at end of period	150,467	83,478	38,425	33,676	3,231	3,768	4,142	2,597	2,371
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.97	$10.04
Value at end of period	$11.14	$9.97
Number of accumulation units outstanding at end of period	83,269	81,095
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$18.88	$19.09	$18.93	$18.07	$18.53	$17.93	$17.66	$17.78	$17.94	$17.84
Value at end of period	$18.73	$18.88	$19.09	$18.93	$18.07	$18.53	$17.93	$17.66	$17.78	$17.94
Number of accumulation units outstanding at end of period	14,444	21,034	24,725	26,264	30,847	42,107	48,256	57,173	82,785	166,520
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$13.49	$13.80	$14.11	$14.39	$14.37	$14.01	$13.69	$13.63	$13.81	$14.03
Value at end of period	$13.19	$13.49	$13.80	$14.11	$14.39	$14.37	$14.01	$13.69	$13.63	$13.81
Number of accumulation units outstanding at end of period	147,599	143,581	178,793	264,636	576,192	185,712	272,163	260,447	455,671	298,953
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$14.29	$14.86	$12.68	$10.06	$17.24	$15.45	$15.06	$14.15	$12.87	$9.92
Value at end of period	$15.71	$14.29	$14.86	$12.68	$10.06	$17.24	$15.45	$15.06	$14.15	$12.87
Number of accumulation units outstanding at end of period	117,060	140,025	154,464	167,069	197,403	215,863	319,361	380,749	372,076	280,718
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$23.17	$23.33	$21.73	$18.85	$24.84	$24.44	$22.33	$22.20	$20.44	$17.91
Value at end of period	$25.18	$23.17	$23.33	$21.73	$18.85	$24.84	$24.44	$22.33	$22.20	$20.44
Number of accumulation units outstanding at end of period	131,692	144,724	168,696	197,319	205,398	297,152	351,026	427,197	472,868	365,773
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.48	$15.85	$14.26	$10.98	$18.04	$14.49	$11.33	$10.14
Value at end of period	$18.25	$16.48	$15.85	$14.26	$10.98	$18.04	$14.49	$11.33
Number of accumulation units outstanding at end of period	81,929	199,528	95,330	107,097	107,968	204,376	239,153	142,148
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.46	$10.79	$8.49	$6.16	$10.12	$8.25	$7.84	$7.28	$6.96
Value at end of period	$11.65	$10.46	$10.79	$8.49	$6.16	$10.12	$8.25	$7.84	$7.28
Number of accumulation units outstanding at end of period	174,257	177,210	330,539	190,251	187,910	33,627	41,026	59,293	98,330
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.27	$16.20	$14.55	$11.55	$16.54	$15.43	$13.01	$11.95	$10.85	$8.80
Value at end of period	$19.55	$17.27	$16.20	$14.55	$11.55	$16.54	$15.43	$13.01	$11.95	$10.85
Number of accumulation units outstanding at end of period	130,499	120,804	106,353	111,544	129,634	171,700	179,501	208,303	187,730	104,916
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.96	$11.73	$10.53	$8.03
Value at end of period	$12.09	$10.96	$11.73	$10.53
Number of accumulation units outstanding at end of period	496	509	6,187	412
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.57	$12.92	$11.41	$8.38	$14.40	$13.85	$12.05	$10.88
Value at end of period	$13.72	$11.57	$12.92	$11.41	$8.38	$14.40	$13.85	$12.05
Number of accumulation units outstanding at end of period	22,079	29,078	27,474	32,075	36,651	51,221	33,315	7,565

Access		CFI 97

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.81	$14.51	$12.99	$8.90	$11.75	$11.68	$10.97	$10.76	$10.00
Value at end of period	$16.51	$14.81	$14.51	$12.99	$8.90	$11.75	$11.68	$10.97	$10.76
Number of accumulation units outstanding at end of period	257,405	248,699	365,700	245,520	308,901	461,570	549,155	551,712	666,933
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.40	$16.21	$15.40	$13.77	$13.52	$12.69	$12.44	$12.42	$12.11	$11.83
Value at end of period	$17.43	$16.40	$16.21	$15.40	$13.77	$13.52	$12.69	$12.44	$12.42	$12.11
Number of accumulation units outstanding at end of period	541,412	551,211	775,117	635,850	490,238	387,960	397,098	392,076	440,350	413,995
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.47	$11.22	$9.91	$8.16	$12.80	$12.46	$10.92	$10.58
Value at end of period	$11.29	$10.47	$11.22	$9.91	$8.16	$12.80	$12.46	$10.92
Number of accumulation units outstanding at end of period	32,452	34,717	39,290	63,047	52,474	62,960	74,004	82,218
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.51	$11.31	$9.81	$8.02	$12.27	$11.90	$10.83	$10.11
Value at end of period	$11.40	$10.51	$11.31	$9.81	$8.02	$12.27	$11.90	$10.83
Number of accumulation units outstanding at end of period	205,767	235,062	263,217	289,414	346,626	354,598	422,650	550,111
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.00	$8.75	$8.30	$8.24
Value at end of period	$9.49	$9.00	$8.75	$8.30
Number of accumulation units outstanding at end of period	277,502	218,771	64,846	62,202
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$10.21	$9.36	$9.21
Value at end of period	$10.88	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	847,798	839,651	937,005	1,001,792
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.21	$10.43	$9.61	$9.49
Value at end of period	$11.13	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	476,035	600,065	721,062	741,695
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.52	$10.54	$9.84	$9.75
Value at end of period	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	433,343	499,085	591,658	889,780
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.08	$13.86	$12.61	$10.82
Value at end of period	$15.73	$14.08	$13.86	$12.61
Number of accumulation units outstanding at end of period	42,185	53,747	59,354	80,524
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.80	$8.81	$8.05	$6.67	$6.49
Value at end of period	$9.91	$8.80	$8.81	$8.05	$6.67
Number of accumulation units outstanding at end of period	105,109	129,496	142,162	156,430	2,411
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.28	$13.51	$12.43	$10.62
Value at end of period	$15.05	$13.28	$13.51	$12.43
Number of accumulation units outstanding at end of period	3,341	2,332	441	897

Access

CFI 98

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.19	$15.89	$12.91	$10.45
Value at end of period	$17.15	$15.19	$15.89	$12.91
Number of accumulation units outstanding at end of period	38,241	48,499	52,745	62,511
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.72	$10.16	$8.32	$6.09	$10.45
Value at end of period	$11.09	$9.72	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	25,281	34,976	30,186	29,454	5,140
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88	$10.54	$8.56	$6.93	$10.34
Value at end of period	$11.18	$9.88	$10.54	$8.56	$6.93
Number of accumulation units outstanding at end of period	20,084	28,350	25,378	32,879	42,302
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.61	$8.76	$6.79	$5.31	$8.31	$7.74	$7.05	$6.62	$6.16	$4.55
Value at end of period	$9.67	$8.61	$8.76	$6.79	$5.31	$8.31	$7.74	$7.05	$6.62	$6.16
Number of accumulation units outstanding at end of period	41,583	62,980	72,597	78,963	96,247	114,434	132,296	161,316	202,945	198,039
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$10.71	$8.84	$7.11	$10.15
Value at end of period	$11.38	$10.19	$10.71	$8.84	$7.11
Number of accumulation units outstanding at end of period	16,288	19,884	18,336	26,217	83,826
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$43.04	$42.79	$38.39	$29.47	$41.59	$40.77	$36.37	$34.53	$30.30	$24.75
Value at end of period	$48.16	$43.04	$42.79	$38.39	$29.47	$41.59	$40.77	$36.37	$34.53	$30.30
Number of accumulation units outstanding at end of period	284,733	314,991	302,850	421,088	383,153	355,199	430,697	523,349	535,815	322,552
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$24.78	$25.58	$22.77	$18.63	$29.64	$29.43	$25.28	$24.88	$22.16	$18.11
Value at end of period	$28.39	$24.78	$25.58	$22.77	$18.63	$29.64	$29.43	$25.28	$24.88	$22.16
Number of accumulation units outstanding at end of period	139,541	167,723	167,512	182,388	194,091	233,991	277,630	306,995	367,821	199,468
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.73	$9.05	$7.94	$5.70	$10.11	$10.49
Value at end of period	$10.12	$8.73	$9.05	$7.94	$5.70	$10.11
Number of accumulation units outstanding at end of period	84,821	44,906	31,927	37,103	10,101	2,654
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$13.02	$11.71	$8.71	$17.64	$14.97	$12.34	$10.13
Value at end of period	$12.95	$11.16	$13.02	$11.71	$8.71	$17.64	$14.97	$12.34
Number of accumulation units outstanding at end of period	30,585	38,595	42,113	47,971	56,149	77,514	58,389	77,287
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.53	$9.94	$9.37	$7.27	$12.52	$11.12	$10.03
Value at end of period	$9.90	$8.53	$9.94	$9.37	$7.27	$12.52	$11.12
Number of accumulation units outstanding at end of period	301,728	161,762	170,192	181,697	168,744	23,903	8,263
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$17.31	$18.77	$17.82	$13.78	$23.38	$23.35	$19.59	$18.24	$16.82	$12.62
Value at end of period	$20.60	$17.31	$18.77	$17.82	$13.78	$23.38	$23.35	$19.59	$18.24	$16.82
Number of accumulation units outstanding at end of period	61,310	68,344	74,319	78,639	83,741	115,330	156,647	193,979	209,967	163,908
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.32	$10.82	$10.46	$10.14	$9.88
Value at end of period	$11.46	$11.32	$10.82	$10.46	$10.14
Number of accumulation units outstanding at end of period	20,927	62,343	55,786	58,074	15,171

Access		CFI 99

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.34	$10.87	$9.84	$7.65	$13.05	$13.23	$11.84	$11.01
Value at end of period	$11.43	$10.34	$10.87	$9.84	$7.65	$13.05	$13.23	$11.84
Number of accumulation units outstanding at end of period	0	0	0	0	666	2,515	5,540	1,265
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.45	$7.92	$7.66	$6.03	$10.03
Value at end of period	$8.38	$7.45	$7.92	$7.66	$6.03
Number of accumulation units outstanding at end of period	12,908	35,436	36,542	10,025	7,762
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	42,631
PROFUND VP BULL
Value at beginning of period	$7.72	$7.90	$7.18	$5.91	$9.69	$9.58	$8.62	$8.58	$8.07	$6.57
Value at end of period	$8.60	$7.72	$7.90	$7.18	$5.91	$9.69	$9.58	$8.62	$8.58	$8.07
Number of accumulation units outstanding at end of period	10,758	15,779	16,675	22,603	22,956	30,118	36,792	58,258	57,055	55,447
PROFUND VP EUROPE 30
Value at beginning of period	$7.77	$8.72	$8.70	$6.72	$12.29	$10.97	$9.55	$9.04	$8.09	$5.96
Value at end of period	$8.86	$7.77	$8.72	$8.70	$6.72	$12.29	$10.97	$9.55	$9.04	$8.09
Number of accumulation units outstanding at end of period	9,051	9,605	10,788	11,681	15,188	18,280	35,142	41,282	48,053	51,496
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2005)
Value at beginning of period	$2.87	$4.70	$5.72	$4.43	$7.31	$7.89	$7.32	$8.13	$9.34	$10.00
Value at end of period	$2.61	$2.87	$4.70	$5.72	$4.43	$7.31	$7.89	$7.32	$8.13	$9.34
Number of accumulation units outstanding at end of period	15,185	12,444	17,464	18,106	18,342	27,111	50,918	57,652	55,148	2,400

Separate Account Annual Charges of 2.35%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.45	$10.04	$9.37	$7.94	$10.12
Value at end of period	$10.15	$9.45	$10.04	$9.37	$7.94
Number of accumulation units outstanding at end of period	934,023	1,064,826	1,076,203	1,786,545	868,356
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59	$9.86
Value at end of period	$12.36	$11.38	$12.42	$10.05	$8.24	$11.74	$12.34	$10.59
Number of accumulation units outstanding at end of period	25,706	28,540	33,715	39,739	40,940	48,888	67,331	72,090
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option May 2005)
Value at beginning of period	$11.89	$12.52	$10.97	$8.29	$14.82	$12.94	$11.89	$10.24
Value at end of period	$13.48	$11.89	$12.52	$10.97	$8.29	$14.82	$12.94	$11.89
Number of accumulation units outstanding at end of period	409,258	435,657	533,206	621,591	742,258	635,885	416,098	196,054
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.48	$9.65	$8.60	$6.78	$12.14	$12.28	$10.48	$9.93
Value at end of period	$10.84	$9.48	$9.65	$8.60	$6.78	$12.14	$12.28	$10.48
Number of accumulation units outstanding at end of period	101,278	117,867	125,267	142,561	176,414	272,175	200,164	112,202

Access		CFI 100

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.27	$9.41	$8.60	$7.14	$10.15
Value at end of period	$10.46	$9.27	$9.41	$8.60	$7.14
Number of accumulation units outstanding at end of period	212,124	176,299	174,196	158,253	144,997
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.24	$10.52
Value at end of period	$10.54	$9.24
Number of accumulation units outstanding at end of period	10,021	4,342
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.73	$9.84
Value at end of period	$9.86	$8.73
Number of accumulation units outstanding at end of period	6,948	4,388
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.22	$13.42	$12.88	$9.27	$16.49	$14.15	$12.24	$10.19
Value at end of period	$12.85	$11.22	$13.42	$12.88	$9.27	$16.49	$14.15	$12.24
Number of accumulation units outstanding at end of period	476,957	529,544	618,908	659,463	616,655	603,416	325,441	144,537
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.05	$13.11	$11.91	$9.05	$9.36
Value at end of period	$13.30	$12.05	$13.11	$11.91	$9.05
Number of accumulation units outstanding at end of period	69,221	94,730	508,247	32,416	6,131
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93	$10.02
Value at end of period	$13.91	$11.90	$11.93	$9.65	$7.31	$12.75	$12.30	$10.93
Number of accumulation units outstanding at end of period	260,859	345,820	337,728	327,598	274,754	208,722	82,600	44,082
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.26	$11.01	$10.54	$8.99	$12.90	$12.17	$10.95	$9.98
Value at end of period	$13.06	$11.26	$11.01	$10.54	$8.99	$12.90	$12.17	$10.95
Number of accumulation units outstanding at end of period	176,759	116,866	112,574	117,499	131,422	71,273	44,195	24,904
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.85	$10.83	$10.51	$9.87
Value at end of period	$12.30	$11.85	$10.83	$10.51
Number of accumulation units outstanding at end of period	581,179	638,466	233,842	163,423
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.55	$9.94	$8.97	$7.06	$11.86	$11.38	$10.88	$10.06
Value at end of period	$10.68	$9.55	$9.94	$8.97	$7.06	$11.86	$11.38	$10.88
Number of accumulation units outstanding at end of period	92,725	97,468	79,711	82,747	70,575	55,472	45,592	20,687
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.70	$11.11	$9.63	$6.46	$9.99
Value at end of period	$10.19	$9.70	$11.11	$9.63	$6.46
Number of accumulation units outstanding at end of period	230,667	284,861	247,484	183,443	84,561

Access

CFI 101

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.27	$9.94	$9.60	$8.77	$10.01
Value at end of period	$10.68	$10.27	$9.94	$9.60	$8.77
Number of accumulation units outstanding at end of period	326,911	301,115	401,888	470,088	203,705
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54	$11.42
Value at end of period	$11.77	$9.59	$10.37	$9.16	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	74,826	80,475	90,579	99,966	139,822	85,848	39,826
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63	$9.70
Value at end of period	$15.09	$13.37	$12.50	$10.01	$7.54	$12.56	$15.64	$11.63
Number of accumulation units outstanding at end of period	91,971	101,767	108,093	134,737	155,675	199,745	226,140	134,773
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99	$10.22
Value at end of period	$10.21	$9.15	$9.63	$7.87	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	246,050	268,406	323,478	357,068	314,742	148,855	34,010
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01	$10.24
Value at end of period	$9.54	$8.70	$9.35	$8.54	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	198,174	212,175	267,625	276,908	262,843	179,995	56,659
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.41	$8.36	$6.85	$5.76	$10.36	$10.13
Value at end of period	$8.54	$7.41	$8.36	$6.85	$5.76	$10.36
Number of accumulation units outstanding at end of period	227,544	246,880	405,717	384,103	464,609	77,433
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$7.02	$8.69	$8.19
Value at end of period	$8.35	$7.02	$8.69
Number of accumulation units outstanding at end of period	0	0	110
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76	$10.67
Value at end of period	$14.16	$12.65	$14.55	$11.61	$8.54	$14.37	$12.85	$11.76
Number of accumulation units outstanding at end of period	206,785	239,905	276,648	321,684	317,226	229,273	90,403	55,130
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85	$9.94
Value at end of period	$11.77	$10.70	$10.69	$9.69	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	470,491	489,208	451,080	421,571	359,683	304,954	93,050
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.35	$9.66	$8.86	$7.17	$11.81	$12.55
Value at end of period	$10.37	$9.35	$9.66	$8.86	$7.17	$11.81
Number of accumulation units outstanding at end of period	162,522	160,607	159,919	161,520	129,059	139,256
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.95	$8.25	$7.63	$5.99	$9.54	$10.00
Value at end of period	$9.00	$7.95	$8.25	$7.63	$5.99	$9.54
Number of accumulation units outstanding at end of period	492,378	562,265	664,969	897,392	929,525	596,214

Access		CFI 102

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.19	$10.89	$9.08
Value at end of period	$11.47	$10.19	$10.89
Number of accumulation units outstanding at end of period	591	614	3,017
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.78	$10.03
Value at end of period	$8.30	$8.78
Number of accumulation units outstanding at end of period	148,479	186,328
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.54	$19.77	$16.64	$12.39	$21.51	$16.53	$13.94	$10.22
Value at end of period	$16.64	$17.54	$19.77	$16.64	$12.39	$21.51	$16.53	$13.94
Number of accumulation units outstanding at end of period	206,180	220,304	261,052	360,250	378,361	303,654	123,970	84,669
ING GROWTH AND INCOME CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.02	$10.66	$9.82	$6.97	$11.87	$11.36	$10.04
Value at end of period	$9.60	$9.02	$10.66	$9.82	$6.97	$11.87	$11.36
Number of accumulation units outstanding at end of period	10,828	10,952	11,260	11,286	11,905	22,430	13,843
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.48	$9.98
Value at end of period	$10.66	$9.48
Number of accumulation units outstanding at end of period	852,858	851,297
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.28	$8.52	$7.66	$6.04	$9.39
Value at end of period	$9.33	$8.28	$8.52	$7.66	$6.04
Number of accumulation units outstanding at end of period	551,572	584,744	169,041	185,966	92,800
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.77	$13.52	$12.87	$10.19
Value at end of period	$13.50	$10.77	$13.52	$12.87
Number of accumulation units outstanding at end of period	36,875	41,076	45,723	80,767
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35	$9.86
Value at end of period	$10.44	$9.37	$9.63	$8.67	$7.22	$11.81	$11.55	$10.35
Number of accumulation units outstanding at end of period	28,675	29,567	34,596	44,071	47,359	58,677	117,769	87,671
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08	$9.90
Value at end of period	$12.41	$10.83	$11.24	$9.47	$7.38	$12.13	$11.80	$11.08
Number of accumulation units outstanding at end of period	51,875	54,098	58,002	66,645	68,892	171,668	89,686	66,615
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68	$10.23
Value at end of period	$10.77	$9.84	$10.18	$8.51	$7.00	$10.80	$11.83	$10.68
Number of accumulation units outstanding at end of period	49,722	48,852	51,314	53,319	59,155	67,224	79,676	65,584
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04	$10.02
Value at end of period	$12.16	$11.41	$10.89	$10.18	$9.37	$10.51	$10.18	$10.04
Number of accumulation units outstanding at end of period	750,804	831,004	927,831	842,268	966,670	1,009,134	456,528	37,651

Access		CFI 103

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.74	$7.88	$7.49	$6.02	$10.39
Value at end of period	$7.79	$6.74	$7.88	$7.49	$6.02
Number of accumulation units outstanding at end of period	43,265	55,538	66,408	49,609	2,335
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52	$10.19
Value at end of period	$11.01	$9.50	$9.94	$8.84	$7.04	$11.36	$11.90	$10.52
Number of accumulation units outstanding at end of period	95,254	81,043	76,538	69,884	65,667	74,289	68,352	38,677
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79	$10.15
Value at end of period	$12.34	$11.23	$11.65	$10.65	$8.91	$11.94	$11.84	$10.79
Number of accumulation units outstanding at end of period	94,863	91,291	111,118	139,616	122,185	61,472	37,243	22,777
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97	$10.34
Value at end of period	$11.70	$10.46	$10.95	$9.97	$8.23	$12.44	$12.42	$10.97
Number of accumulation units outstanding at end of period	149,976	156,097	161,053	180,266	153,810	85,811	81,382	44,660
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.20	$10.92	$9.84	$10.02
Value at end of period	$9.67	$9.20	$10.92	$9.84
Number of accumulation units outstanding at end of period	1,237	1,996	3,430	488
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01	$11.39
Value at end of period	$21.83	$18.77	$23.52	$20.02	$11.95	$25.12	$18.58	$14.01
Number of accumulation units outstanding at end of period	188,178	139,259	154,288	231,109	211,142	262,409	112,578	51,221
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.05	$10.11	$8.42	$6.86	$10.32
Value at end of period	$11.78	$10.05	$10.11	$8.42	$6.86
Number of accumulation units outstanding at end of period	168,682	140,398	103,224	18,745	8,263
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36	$9.53
Value at end of period	$13.31	$11.48	$11.92	$9.63	$7.75	$11.32	$11.80	$10.36
Number of accumulation units outstanding at end of period	129,591	102,204	138,812	139,793	101,227	152,984	91,491	40,777
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.02
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,128,608
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22	$9.73
Value at end of period	$14.48	$12.59	$12.61	$11.30	$8.12	$11.48	$10.53	$10.22
Number of accumulation units outstanding at end of period	156,889	132,179	90,392	60,434	6,496	7,068	6,553	4,088
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.96	$10.04
Value at end of period	$11.12	$9.96
Number of accumulation units outstanding at end of period	53,251	64,676

Access		CFI 104

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03	$9.99
Value at end of period	$9.59	$9.83	$10.06	$10.30	$10.51	$10.51	$10.26	$10.03
Number of accumulation units outstanding at end of period	737,885	653,047	672,652	968,348	2,009,948	801,583	328,677	249,424
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.15	$10.57	$9.03	$7.17	$12.30	$11.04	$10.77	$9.90
Value at end of period	$11.15	$10.15	$10.57	$9.03	$7.17	$12.30	$11.04	$10.77
Number of accumulation units outstanding at end of period	193,323	216,643	203,279	225,967	244,251	276,604	227,513	120,835
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.47	$10.55	$9.84	$8.54	$11.27	$11.10	$10.15	$10.03
Value at end of period	$11.36	$10.47	$10.55	$9.84	$8.54	$11.27	$11.10	$10.15
Number of accumulation units outstanding at end of period	334,350	334,277	370,558	440,886	486,533	344,143	319,608	218,184
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.37	$15.75	$14.19	$10.94	$17.99	$14.46	$11.32	$10.10
Value at end of period	$18.11	$16.37	$15.75	$14.19	$10.94	$17.99	$14.46	$11.32
Number of accumulation units outstanding at end of period	158,098	219,117	154,716	172,920	238,488	228,951	119,139	45,127
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92	$10.16
Value at end of period	$16.11	$14.48	$14.95	$11.78	$8.55	$14.06	$11.48	$10.92
Number of accumulation units outstanding at end of period	64,061	79,808	140,135	40,002	33,559	1,658	1,797	1,801
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10	$10.03
Value at end of period	$16.57	$14.66	$13.76	$12.37	$9.83	$14.09	$13.16	$11.10
Number of accumulation units outstanding at end of period	211,745	156,962	149,109	127,893	175,050	147,370	75,553	38,048
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.93	$11.71	$10.51	$8.41	$8.13
Value at end of period	$12.03	$10.93	$11.71	$10.51	$8.41
Number of accumulation units outstanding at end of period	10,482	11,155	11,393	13,620	1,685
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89	$10.11
Value at end of period	$13.44	$11.34	$12.68	$11.21	$8.24	$14.18	$13.65	$11.89
Number of accumulation units outstanding at end of period	110,885	105,921	97,880	103,453	114,372	113,785	85,021	35,817
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21	$10.11
Value at end of period	$15.25	$13.69	$13.43	$12.04	$8.25	$10.91	$10.86	$10.21
Number of accumulation units outstanding at end of period	423,818	258,511	394,261	135,645	149,881	190,302	165,859	103,019
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.11	$12.97	$12.34	$11.04	$10.85	$10.19	$10.01	$9.99
Value at end of period	$13.92	$13.11	$12.97	$12.34	$11.04	$10.85	$10.19	$10.01
Number of accumulation units outstanding at end of period	2,036,465	2,127,253	2,466,193	2,340,749	1,650,532	570,284	123,284	78,500
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91	$10.11
Value at end of period	$11.20	$10.40	$11.16	$9.86	$8.13	$12.76	$12.44	$10.91
Number of accumulation units outstanding at end of period	48,576	49,020	40,824	43,893	45,235	40,613	36,859	18,205

Access		CFI 105

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.44	$11.25	$9.77	$7.99	$12.24	$11.88	$10.83	$10.04
Value at end of period	$11.31	$10.44	$11.25	$9.77	$7.99	$12.24	$11.88	$10.83
Number of accumulation units outstanding at end of period	193,342	211,620	229,560	253,470	262,350	212,042	142,507	112,654
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.46	$8.98	$8.74	$8.30
Number of accumulation units outstanding at end of period	810,817	1,126,761	535,970	480,746
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.83	$10.19	$9.35	$9.21
Value at end of period	$10.85	$9.83	$10.19	$9.35
Number of accumulation units outstanding at end of period	3,073,303	3,444,258	3,824,298	3,683,496
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.18	$10.42	$9.61	$9.49
Value at end of period	$11.10	$10.18	$10.42	$9.61
Number of accumulation units outstanding at end of period	1,740,020	2,026,044	1,969,328	2,239,686
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$10.53	$9.84	$9.75
Value at end of period	$11.30	$10.50	$10.53	$9.84
Number of accumulation units outstanding at end of period	1,263,948	1,402,626	1,681,462	1,842,613
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.04	$13.84	$12.60	$10.18
Value at end of period	$15.67	$14.04	$13.84	$12.60
Number of accumulation units outstanding at end of period	47,688	54,888	27,688	23,351
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.76	$8.79	$8.03	$6.66	$10.24
Value at end of period	$9.86	$8.76	$8.79	$8.03	$6.66
Number of accumulation units outstanding at end of period	185,779	85,449	118,752	92,362	14,495
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.24	$13.48	$12.42	$10.61
Value at end of period	$14.99	$13.24	$13.48	$12.42
Number of accumulation units outstanding at end of period	48,920	34,737	13,781	17,012
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.15	$15.86	$12.91	$10.71
Value at end of period	$17.08	$15.15	$15.86	$12.91
Number of accumulation units outstanding at end of period	57,023	42,714	43,273	49,341
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.69	$10.13	$8.31	$6.09	$10.44
Value at end of period	$11.04	$9.69	$10.13	$8.31	$6.09
Number of accumulation units outstanding at end of period	126,206	122,670	129,023	114,394	79,434
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.84	$10.51	$8.54	$6.92	$10.15
Value at end of period	$11.13	$9.84	$10.51	$8.54	$6.92
Number of accumulation units outstanding at end of period	130,341	152,810	150,555	121,580	81,503

Access		CFI 106

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87	$9.82
Value at end of period	$14.81	$13.20	$13.44	$10.42	$8.17	$12.79	$11.92	$10.87
Number of accumulation units outstanding at end of period	12,613	12,853	13,292	15,741	17,960	29,796	38,043	19,195
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.15	$10.68	$8.82	$7.10	$10.67
Value at end of period	$11.33	$10.15	$10.68	$8.82	$7.10
Number of accumulation units outstanding at end of period	38,113	53,650	47,715	25,086	79,231
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68	$10.26
Value at end of period	$14.03	$12.55	$12.49	$11.22	$8.62	$12.18	$11.95	$10.68
Number of accumulation units outstanding at end of period	1,350,382	1,453,927	1,567,788	2,019,408	2,081,471	1,498,910	1,019,681	472,634
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34	$9.97
Value at end of period	$11.53	$10.08	$10.41	$9.28	$7.60	$12.10	$12.03	$10.34
Number of accumulation units outstanding at end of period	307,832	305,386	291,425	271,137	261,369	246,366	168,481	128,947
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.69	$9.02	$7.92	$5.69	$10.11	$10.07
Value at end of period	$10.07	$8.69	$9.02	$7.92	$5.69	$10.11
Number of accumulation units outstanding at end of period	67,749	89,433	49,172	39,025	22,538	20,546
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34	$10.12
Value at end of period	$12.85	$11.08	$12.95	$11.65	$8.67	$17.59	$14.94	$12.34
Number of accumulation units outstanding at end of period	84,838	82,372	87,474	114,812	132,143	132,849	40,606	28,080
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11	$9.78
Value at end of period	$9.83	$8.48	$9.90	$9.33	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	479,939	224,776	219,302	256,478	198,346	71,973	17,408
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00	$9.98
Value at end of period	$11.48	$9.65	$10.48	$9.96	$7.71	$13.09	$13.09	$11.00
Number of accumulation units outstanding at end of period	146,940	109,732	119,201	140,460	144,652	165,437	98,177	32,020
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.27	$10.79	$10.44	$10.13	$9.79
Value at end of period	$11.40	$11.27	$10.79	$10.44	$10.13
Number of accumulation units outstanding at end of period	139,406	235,943	165,685	228,018	266,714
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.65	$10.15	$9.20	$7.16	$12.22	$12.40	$11.11	$10.63
Value at end of period	$10.66	$9.65	$10.15	$9.20	$7.16	$12.22	$12.40	$11.11
Number of accumulation units outstanding at end of period	14,309	14,495	14,690	14,871	16,868	19,078	39,109	6,321
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.42	$7.90	$7.64	$6.02	$9.78
Value at end of period	$8.34	$7.42	$7.90	$7.64	$6.02
Number of accumulation units outstanding at end of period	360,622	373,188	377,940	421,558	403,112

Access		CFI 107

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	5,007
PROFUND VP EUROPE 30
(Funds were first received in this option during January 2005)
Value at beginning of period	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62	$9.56
Value at end of period	$9.78	$8.59	$9.65	$9.63	$7.45	$13.63	$12.19	$10.62
Number of accumulation units outstanding at end of period	3,518	3,745	4,369	4,966	5,575	6,211	9,972	7,102
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during January 2005)
Value at beginning of period	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01	$9.70
Value at end of period	$3.19	$3.51	$5.75	$7.01	$5.43	$8.97	$9.69	$9.01
Number of accumulation units outstanding at end of period	321	324	761	2,153	3,957	4,770	17,494	9,301

Access

CFI 108

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year Ended December 31, 2012 with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2012

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying financial statements of ING USA Annuity and Life Insurance Company
Separate Account B (the“Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011.  These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and 2011, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Atlanta, Georgia
April 3, 2013

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				Columbia Small
	BlackRock	Columbia Asset	Columbia Small	Company	Columbia VP
	Global	Allocation	Cap Value	Growth Fund,	Large Cap
	Allocation V.I.	Fund, Variable	Fund, Variable	Variable Series -	Growth Fund -
	Fund - Class III	Series - Class A	Series - Class B	Class A	Class 1
Assets
Investments in mutual funds
at fair value	$ 993,488	$ 325	$ 128,890	$ 13	$ 299
Total assets	993,488	325	128,890	13	299

Liabilities
Payable to related parties	75	-	23	-	-
Total liabilities	75	-	23	-	-
Net assets	$ 993,413	$ 325	$ 128,867	$ 13	$ 299

Total number of mutual fund shares	69,280,864	24,867	8,391,271	968	37,620

Cost of mutual fund shares	$ 928,184	$ 339	$ 143,177	$ 12	$ 283

The accompanying notes are an integral part of these financial statements.
2

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Columbia VP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Short Duration	Equity-Income	Contrafund®	Cap Value	ING Balanced
	US Government	Portfolio -	Portfolio -	Securities	Portfolio -
	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2	Class S
Assets
Investments in mutual funds
at fair value	$ 3	$ 159,116	$ 670,399	$ 11,060	$ 4,876
Total assets	3	159,116	670,399	11,060	4,876

Liabilities
Payable to related parties	-	21	66	-	-
Total liabilities	-	21	66	-	-
Net assets	$ 3	$ 159,095	$ 670,333	$ 11,060	$ 4,876

Total number of mutual fund shares	324	8,109,891	25,784,592	606,704	399,691

Cost of mutual fund shares	$ 3	$ 189,411	$ 601,876	$ 7,150	$ 4,714

The accompanying notes are an integral part of these financial statements.
3

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING American
			ING American	Funds
	ING	ING American	Funds Global	International	ING American
	Intermediate	Funds Asset	Growth and	Growth and	Funds
	Bond Portfolio -	Allocation	Income	Income	International
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,185,699	$ 392,947	$ 14,790	$ 11,030	$ 1,009,153
Total assets	1,185,699	392,947	14,790	11,030	1,009,153

Liabilities
Payable to related parties	125	30	1	1	106
Total liabilities	125	30	1	1	106
Net assets	$ 1,185,574	$ 392,917	$ 14,789	$ 11,029	$ 1,009,047

Total number of mutual fund shares	91,985,927	35,918,349	1,343,313	1,068,815	62,178,250

Cost of mutual fund shares	$ 1,109,604	$ 286,115	$ 13,654	$ 10,543	$ 1,119,263

The accompanying notes are an integral part of these financial statements.
4

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING BlackRock
	ING American	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Funds World	Health Sciences	Inflation	Growth	Large Cap
	Allocation	Opportunities	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 185,983	$ 198,656	$ 568,906	$ 69	$ 146,132
Total assets	185,983	198,656	568,906	69	146,132

Liabilities
Payable to related parties	16	26	50	-	18
Total liabilities	16	26	50	-	18
Net assets	$ 185,967	$ 198,630	$ 568,856	$ 69	$ 146,114

Total number of mutual fund shares	17,078,366	14,914,124	51,954,910	6,292	13,406,612

Cost of mutual fund shares	$ 192,156	$ 161,385	$ 559,157	$ 70	$ 127,424

The accompanying notes are an integral part of these financial statements.
5

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING Clarion	ING Clarion
		Global Real	Global Real	ING Clarion	ING Clarion
		Estate	Estate	Real Estate	Real Estate
	ING Bond	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 446,320	$ 130,689	$ 1,935	$ 283,312	$ 20,240
Total assets	446,320	130,689	1,935	283,312	20,240

Liabilities
Payable to related parties	37	13	-	53	3
Total liabilities	37	13	-	53	3
Net assets	$ 446,283	$ 130,676	$ 1,935	$ 283,259	$ 20,237

Total number of mutual fund shares	42,628,491	11,763,178	173,256	10,438,908	749,891

Cost of mutual fund shares	$ 422,752	$ 105,915	$ 1,627	$ 228,046	$ 17,590

The accompanying notes are an integral part of these financial statements.
6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING DFA	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin
	World Equity	Diversified Mid	Diversified Mid	Income	Income
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 160,733	$ 596,416	$ 30,182	$ 483,726	$ 10,260
Total assets	160,733	596,416	30,182	483,726	10,260

Liabilities
Payable to related parties	15	99	4	46	1
Total liabilities	15	99	4	46	1
Net assets	$ 160,718	$ 596,317	$ 30,178	$ 483,680	$ 10,259

Total number of mutual fund shares	18,182,444	38,778,680	1,973,969	46,918,127	997,066

Cost of mutual fund shares	$ 130,661	$ 528,972	$ 26,511	$ 443,923	$ 9,169

The accompanying notes are an integral part of these financial statements.
7

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING Franklin
Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Resources	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 176,583	$ 768,338	$ 72,220	$ 410,721	$ 21,588
Total assets	176,583	768,338	72,220	410,721	21,588

Liabilities
Payable to related parties	16	72	6	59	3
Total liabilities	16	72	6	59	3
Net assets	$ 176,567	$ 768,266	$ 72,214	$ 410,662	$ 21,585

Total number of mutual fund shares	20,485,276	85,276,173	3,970,292	21,940,225	1,160,623

Cost of mutual fund shares	$ 159,150	$ 704,778	$ 79,814	$ 447,732	$ 25,139

The accompanying notes are an integral part of these financial statements.
8

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Growth and	Emerging	Emerging	Small Cap Core
	Income	Income	Markets Equity	Markets Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 373,710	$ 44,652	$ 565,618	$ 26,946	$ 223,987
Total assets	373,710	44,652	565,618	26,946	223,987

Liabilities
Payable to related parties	66	5	70	3	23
Total liabilities	66	5	70	3	23
Net assets	$ 373,644	$ 44,647	$ 565,548	$ 26,943	$ 223,964

Total number of mutual fund shares	15,841,889	1,904,123	27,167,029	1,306,787	14,630,105

Cost of mutual fund shares	$ 356,075	$ 45,831	$ 519,966	$ 24,254	$ 184,392

The accompanying notes are an integral part of these financial statements.
9

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Growth	Growth	Growth	ING Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 33,174	$ 1,901,488	$ 214,566	$ 856	$ 76,891
Total assets	33,174	1,901,488	214,566	856	76,891

Liabilities
Payable to related parties	4	209	26	-	11
Total liabilities	4	209	26	-	11
Net assets	$ 33,170	$ 1,901,279	$ 214,540	$ 856	$ 76,880

Total number of mutual fund shares	2,183,965	134,191,101	14,686,245	58,889	8,412,544

Cost of mutual fund shares	$ 27,289	$ 1,803,880	$ 197,437	$ 655	$ 70,123

The accompanying notes are an integral part of these financial statements.
10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Limited	ING Liquid	ING Liquid	ING Marsico	ING Marsico
	Maturity Bond	Assets	Assets	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 62,741	$ 822,886	$ 15,421	$ 405,326	$ 16,540
Total assets	62,741	822,886	15,421	405,326	16,540

Liabilities
Payable to related parties	14	131	2	84	2
Total liabilities	14	131	2	84	2
Net assets	$ 62,727	$ 822,755	$ 15,419	$ 405,242	$ 16,538

Total number of mutual fund shares	6,145,038	822,886,171	15,420,738	21,525,553	884,955

Cost of mutual fund shares	$ 64,909	$ 822,886	$ 15,421	$ 330,271	$ 13,371

The accompanying notes are an integral part of these financial statements.
11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Morgan	ING Morgan
	ING MFS Total	ING MFS Total	ING MFS	Stanley Global	Stanley Global
	Return	Return	Utilities	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 614,174	$ 30,936	$ 460,236	$ 357,557	$ 59,533
Total assets	614,174	30,936	460,236	357,557	59,533

Liabilities
Payable to related parties	102	4	61	40	7
Total liabilities	102	4	61	40	7
Net assets	$ 614,072	$ 30,932	$ 460,175	$ 357,517	$ 59,526

Total number of mutual fund shares	38,100,132	1,937,119	30,682,396	21,749,227	3,643,375

Cost of mutual fund shares	$ 596,601	$ 31,475	$ 429,376	$ 294,482	$ 48,975

The accompanying notes are an integral part of these financial statements
12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING
	Oppenheimer
	Active	ING PIMCO	ING PIMCO	ING PIMCO
	Allocation	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 49,207	$ 590,793	$ 2,930,217	$ 64,895	$ 45,388
Total assets	49,207	590,793	2,930,217	64,895	45,388

Liabilities
Payable to related parties	4	66	255	6	6
Total liabilities	4	66	255	6	6
Net assets	$ 49,203	$ 590,727	$ 2,929,962	$ 64,889	$ 45,382

Total number of mutual fund shares	4,389,572	55,577,890	239,985,052	5,345,537	3,967,520

Cost of mutual fund shares	$ 47,082	$ 545,878	$ 2,867,371	$ 62,565	$ 45,005

The accompanying notes are an integral part of these financial statements.
13

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate	ING Retirement
	Mid Cap Value	Conservative	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 438,357	$ 584,981	$ 4,209,105	$ 2,853,203	$ 1,668,639
Total assets	438,357	584,981	4,209,105	2,853,203	1,668,639

Liabilities
Payable to related parties	72	56	614	322	175
Total liabilities	72	56	614	322	175
Net assets	$ 438,285	$ 584,925	$ 4,208,491	$ 2,852,881	$ 1,668,464

Total number of mutual fund shares	38,758,363	61,706,844	372,817,093	248,320,581	144,096,661

Cost of mutual fund shares	$ 419,112	$ 544,421	$ 3,457,821	$ 2,375,532	$ 1,418,866

The accompanying notes are an integral part of these financial statements.
14

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	Price Equity	Price Equity	Price
	Appreciation	Appreciation	Income	Income	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,461,723	$ 77,170	$ 645,295	$ 24,317	$ 144,838
Total assets	2,461,723	77,170	645,295	24,317	144,838

Liabilities
Payable to related parties	295	8	88	3	17
Total liabilities	295	8	88	3	17
Net assets	$ 2,461,428	$ 77,162	$ 645,207	$ 24,314	$ 144,821

Total number of mutual fund shares	98,233,143	3,091,765	49,071,851	1,863,343	12,379,340

Cost of mutual fund shares	$ 2,213,336	$ 71,673	$ 590,428	$ 23,420	$ 155,819

The accompanying notes are an integral part of these financial statements.
15

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING American
	ING Templeton	ING Templeton		Century Small-	ING Baron
	Global Growth	Global Growth	ING Diversified	Mid Cap Value	Growth
	Portfolio -	Portfolio -	International	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Fund - Class R	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 243,298	$ 4,627	$ 100	$ 1,828	$ 351,077
Total assets	243,298	4,627	100	1,828	351,077

Liabilities
Payable to related parties	35	-	-	-	-
Total liabilities	35	-	-	-	-
Net assets	$ 243,263	$ 4,627	$ 100	$ 1,828	$ 351,077

Total number of mutual fund shares	19,448,305	372,256	10,906	151,946	15,145,683

Cost of mutual fund shares	$ 237,589	$ 4,570	$ 119	$ 1,615	$ 250,122

The accompanying notes are an integral part of these financial statements.
16

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New		ING Growth	ING Growth
	Value II	York Venture	ING Global	and Income	and Income
	Portfolio -	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 125,010	$ 244,783	$ 8,567	$ 711	$ 5,715
Total assets	125,010	244,783	8,567	711	5,715

Liabilities
Payable to related parties	11	19	-	-	1
Total liabilities	11	19	-	-	1
Net assets	$ 124,999	$ 244,764	$ 8,567	$ 711	$ 5,714

Total number of mutual fund shares	10,908,387	13,055,071	746,217	23,722	191,771

Cost of mutual fund shares	$ 84,068	$ 206,471	$ 8,363	$ 649	$ 5,812

The accompanying notes are an integral part of these financial statements.
17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen		ING
	Van Kampen	Equity and	Equity and	ING JPMorgan	Oppenheimer
	Comstock	Income	Income	Mid Cap Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 189,092	$ 1,521	$ 176,309	$ 168,053	$ 4,776
Total assets	189,092	1,521	176,309	168,053	4,776

Liabilities
Payable to related parties	20	19	-	13	1
Total liabilities	20	19	-	13	1
Net assets	$ 189,072	$ 1,502	$ 176,309	$ 168,040	$ 4,775

Total number of mutual fund shares	16,428,471	41,762	4,866,380	10,063,027	317,151

Cost of mutual fund shares	$ 163,261	$ 1,389	$ 152,753	$ 142,410	$ 4,237

The accompanying notes are an integral part of these financial statements.
18

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO
	Global	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 130,904	$ 5,259	$ 15,403	$ 16,393	$ 9,409
Total assets	130,904	5,259	15,403	16,393	9,409

Liabilities
Payable to related parties	13	-	-	1	1
Total liabilities	13	-	-	1	1
Net assets	$ 130,891	$ 5,259	$ 15,403	$ 16,392	$ 9,408

Total number of mutual fund shares	8,947,627	431,429	1,358,310	1,410,797	786,736

Cost of mutual fund shares	$ 123,015	$ 4,787	$ 13,871	$ 13,141	$ 8,072

The accompanying notes are an integral part of these financial statements.
19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

			ING T. Rowe
			Price Diversified	ING T. Rowe
		ING Solution	Mid Cap	Price Growth	ING Templeton
	ING Solution	Income	Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,283	$ 5,875	$ 8,501	$ 158,188	$ 609,723
Total assets	1,283	5,875	8,501	158,188	609,723

Liabilities
Payable to related parties	-	-	-	14	74
Total liabilities	-	-	-	14	74
Net assets	$ 1,283	$ 5,875	$ 8,501	$ 158,174	$ 609,649

Total number of mutual fund shares	106,007	532,630	988,474	2,506,544	54,979,560

Cost of mutual fund shares	$ 1,139	$ 5,499	$ 5,829	$ 146,691	$ 532,124

The accompanying notes are an integral part of these financial statements.
20

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Allocation	Allocation	Allocation	ING Growth
	Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 5,110	$ 1,560	$ 505	$ 1,042	$ 1,198,383
Total assets	5,110	1,560	505	1,042	1,198,383

Liabilities
Payable to related parties	-	-	-	-	131
Total liabilities	-	-	-	-	131
Net assets	$ 5,110	$ 1,560	$ 505	$ 1,042	$ 1,198,252

Total number of mutual fund shares	524,668	141,051	46,244	94,763	49,316,153

Cost of mutual fund shares	$ 5,270	$ 1,541	$ 525	$ 988	$ 1,098,809

The accompanying notes are an integral part of these financial statements.
21

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 11	Series 12	Series 13
Assets
Investments in mutual funds
at fair value	$ 65	$ 701,339	$ 3,515	$ 1,696	$ 6,922
Total assets	65	701,339	3,515	1,696	6,922

Liabilities
Payable to related parties	-	118	-	-	1
Total liabilities	-	118	-	-	1
Net assets	$ 65	$ 701,221	$ 3,515	$ 1,696	$ 6,921

Total number of mutual fund shares	2,647	28,837,959	455,911	221,363	725,568

Cost of mutual fund shares	$ 63	$ 581,236	$ 3,904	$ 1,982	$ 7,086

The accompanying notes are an integral part of these financial statements.
22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING BlackRock
Science and
		Technology	ING Euro	ING FTSE 100
	ING GET U.S.	Opportunities	STOXX 50®	Index®	ING Hang Seng
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Series 14	Class S	Class A	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 23,807	$ 186,226	$ 8,829	$ 2,261	$ 52,714
Total assets	23,807	186,226	8,829	2,261	52,714

Liabilities
Payable to related parties	7	21	1	-	4
Total liabilities	7	21	1	-	4
Net assets	$ 23,800	$ 186,205	$ 8,828	$ 2,261	$ 52,710

Total number of mutual fund shares	2,402,368	34,939,219	891,796	184,590	3,714,855

Cost of mutual fund shares	$ 24,218	$ 188,992	$ 8,128	$ 2,204	$ 51,079

The accompanying notes are an integral part of these financial statements.
23

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING Japan
	LargeCap	MidCap	SmallCap	International	TOPIX Index®
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 120,491	$ 108,190	$ 81,430	$ 45,023	$ 4,665
Total assets	120,491	108,190	81,430	45,023	4,665

Liabilities
Payable to related parties	19	13	10	4	1
Total liabilities	19	13	10	4	1
Net assets	$ 120,472	$ 108,177	$ 81,420	$ 45,019	$ 4,664

Total number of mutual fund shares	7,906,217	6,161,156	5,315,306	5,353,460	498,963

Cost of mutual fund shares	$ 118,964	$ 102,969	$ 79,728	$ 43,065	$ 4,846

The accompanying notes are an integral part of these financial statements.
24

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Russell™		ING Russell™	ING Russell™
	Large Cap	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Growth Index	Large Cap	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 152,883	$ 330,068	$ 61,927	$ 246,598	$ 123,550
Total assets	152,883	330,068	61,927	246,598	123,550

Liabilities
Payable to related parties	23	59	5	44	8
Total liabilities	23	59	5	44	8
Net assets	$ 152,860	$ 330,009	$ 61,922	$ 246,554	$ 123,542

Total number of mutual fund shares	9,149,177	30,088,282	4,354,921	13,460,566	9,995,967

Cost of mutual fund shares	$ 127,254	$ 269,005	$ 57,774	$ 180,685	$ 116,116

The accompanying notes are an integral part of these financial statements.
25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-	ING
	Small Cap Index	Company	ING U.S. Bond	Yielding Equity	International
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Value Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 151,314	$ 82,215	$ 241,749	$ 176,345	$ 6,905
Total assets	151,314	82,215	241,749	176,345	6,905

Liabilities
Payable to related parties	14	6	25	17	-
Total liabilities	14	6	25	17	-
Net assets	$ 151,300	$ 82,209	$ 241,724	$ 176,328	$ 6,905

Total number of mutual fund shares	11,839,889	4,248,830	22,097,739	21,427,048	826,951

Cost of mutual fund shares	$ 144,806	$ 71,876	$ 241,275	$ 143,598	$ 8,051

The accompanying notes are an integral part of these financial statements.
26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

			Legg Mason		Oppenheimer
			ClearBridge		Main Street
	ING MidCap	ING SmallCap	Variable Large	Western Asset	Small- & Mid-
	Opportunities	Opportunities	Cap Value	Variable High	Cap
	Portfolio -	Portfolio -	Portfolio -	Income	Fund®/VA -
	Class S	Class S	Class I	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 349,433	$ 58,288	$ 73	$ 65	$ 1,478
Total assets	349,433	58,288	73	65	1,478

Liabilities
Payable to related parties	66	10	-	-	-
Total liabilities	66	10	-	-	-
Net assets	$ 349,367	$ 58,278	$ 73	$ 65	$ 1,478

Total number of mutual fund shares	27,798,939	2,693,511	4,759	10,879	74,033

Cost of mutual fund shares	$ 285,764	$ 49,128	$ 77	$ 63	$ 1,003

The accompanying notes are an integral part of these financial statements.
27

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity
	Portfolio -	Income VCT			ProFund VP
	Administrative	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class	Class II	Bull	Europe 30	Opportunity
Assets
Investments in mutual funds
at fair value	$ 14,814	$ 13,428	$ 11,204	$ 6,720	$ 5,178
Total assets	14,814	13,428	11,204	6,720	5,178

Liabilities
Payable to related parties	-	-	3	1	1
Total liabilities	-	-	3	1	1
Net assets	$ 14,814	$ 13,428	$ 11,201	$ 6,719	$ 5,177

Total number of mutual fund shares	1,039,548	621,675	379,529	311,235	741,864

Cost of mutual fund shares	$ 13,947	$ 11,704	$ 11,612	$ 8,073	$ 12,318

The accompanying notes are an integral part of these financial statements.
28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Invesco Van
	Kampen		Wells Fargo		Wells Fargo
	American	Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	Franchise	Advantage VT	Index Asset	Advantage VT	Small Cap
	Fund - Class I	Omega Growth	Allocation	Intrinsic Value	Growth
	Shares	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 16,728	$ 1,122	$ 1,443	$ 747	$ 233
Total assets	16,728	1,122	1,443	747	233

Liabilities
Payable to related parties	3	-	-	-	-
Total liabilities	3	-	-	-	-
Net assets	$ 16,725	$ 1,122	$ 1,443	$ 747	$ 233

Total number of mutual fund shares	461,085	44,645	107,139	51,088	29,522

Cost of mutual fund shares	$ 17,157	$ 870	$ 1,346	$ 695	$ 179

The accompanying notes are an integral part of these financial statements.
29

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Assets
Investments in mutual funds
at fair value	$ 712
Total assets	712

Liabilities
Payable to related parties	-
Total liabilities	-
Net assets	$ 712

Total number of mutual fund shares	65,786

Cost of mutual fund shares	$ 663

The accompanying notes are an integral part of these financial statements.
30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Columbia Small
		BlackRock	Columbia Asset	Columbia Small	Company
	Invesco V.I.	Global	Allocation	Cap Value	Growth Fund,
	Leisure Fund -	Allocation V.I.	Fund, Variable	Fund, Variable	Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class B	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 30	$ 14,487	$ 7	$ 373	$ -
Total investment income	30	14,487	7	373	-
Expenses:
Mortality, expense risk
and other charges	103	18,048	5	2,316	-
Annual administrative charges	(1)	155	-	45	-
Contingent deferred sales charges	2	362	-	52	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	43	8,602	-	1,121	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	147	27,167	5	3,534	-
Net investment income (loss)	(117)	(12,680)	2	(3,161)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,876	55,930	(1)	(2,841)	-
Capital gains distributions	-	3,265	-	5,992	-
Total realized gain (loss) on investments
and capital gains distributions	1,876	59,195	(1)	3,151	-
Net unrealized appreciation
(depreciation) of investments	1,714	25,261	31	10,402	1
Net realized and unrealized gain (loss)
on investments	3,590	84,456	30	13,553	1
Net increase (decrease) in net assets
resulting from operations	$ 3,473	$ 71,776	$ 32	$ 10,392	$ 1

The accompanying notes are an integral part of these financial statements.
31

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Columbia VP	Columbia VP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Large Cap	Short Duration Equity-Income		Contrafund®	Cap Value
	Growth Fund -	US Government	Portfolio -	Portfolio -	Securities
	Class 1	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4,547	$ 7,472	$ 88
Total investment income	-	-	4,547	7,472	88
Expenses:
Mortality, expense risk
and other charges	5	-	2,700	11,448	122
Annual administrative charges	-	-	45	141	1
Contingent deferred sales charges	-	-	72	347	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	1,107	4,801	58
Amortization of deferred charges	-	-	-	-	-
Total expenses	5	-	3,924	16,737	182
Net investment income (loss)	(5)	-	623	(9,265)	(94)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	(6,170)	(37,161)	(138)
Capital gains distributions	-	-	10,260	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	4,090	(37,161)	(138)
Net unrealized appreciation
(depreciation) of investments	54	-	16,690	132,644	1,986
Net realized and unrealized gain (loss)
on investments	55	-	20,780	95,483	1,848
Net increase (decrease) in net assets
resulting from operations	$ 50	$ -	$ 21,403	$ 86,218	$ 1,754

The accompanying notes are an integral part of these financial statements.
32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING American
		ING	ING American	Funds Global
	ING Balanced	Intermediate	Funds Asset	Growth and	ING American
	Portfolio -	Bond Portfolio -	Allocation	Income	Funds Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 149	$ 50,880	$ 4,867	$ 156	$ 1,354
Total investment income	149	50,880	4,867	156	1,354
Expenses:
Mortality, expense risk
and other charges	62	20,021	6,283	179	18,925
Annual administrative charges	1	263	65	3	42
Contingent deferred sales charges	-	847	247	6	652
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8	8,124	3,012	73	8,431
Amortization of deferred charges	-	-	-	-	-
Total expenses	71	29,255	9,607	261	28,050
Net investment income (loss)	78	21,625	(4,740)	(105)	(26,696)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(213)	(9,267)	3,338	(11)	(46,498)
Capital gains distributions	-	-	947	10	39,311
Total realized gain (loss) on investments
and capital gains distributions	(213)	(9,267)	4,285	(1)	(7,187)
Net unrealized appreciation
(depreciation) of investments	754	63,614	43,813	1,427	150,180
Net realized and unrealized gain (loss)
on investments	541	54,347	48,098	1,426	142,993
Net increase (decrease) in net assets
resulting from operations	$ 619	$ 75,972	$ 43,358	$ 1,321	$ 116,297

The accompanying notes are an integral part of these financial statements.
33

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING American
	Funds		ING American
	International	ING American	Funds World	ING Artio	ING Artio
	Growth and	Funds	Allocation	Foreign	Foreign
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 126	$ 13,479	$ 2,625	$ 4,727	$ 333
Total investment income	126	13,479	2,625	4,727	333
Expenses:
Mortality, expense risk
and other charges	124	17,180	3,166	3,657	328
Annual administrative charges	2	217	32	11	1
Contingent deferred sales charges	5	521	79	111	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	60	7,484	1,587	1,566	171
Amortization of deferred charges	-	-	-	-	-
Total expenses	191	25,402	4,864	5,345	504
Net investment income (loss)	(65)	(11,923)	(2,239)	(618)	(171)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	(65,844)	651	(207,064)	(16,017)
Capital gains distributions	21	-	14,283	-	-
Total realized gain (loss) on investments
and capital gains distributions	(41)	(65,844)	14,934	(207,064)	(16,017)
Net unrealized appreciation
(depreciation) of investments	877	211,784	5,035	212,846	16,511
Net realized and unrealized gain (loss)
on investments	836	145,940	19,969	5,782	494
Net increase (decrease) in net assets
resulting from operations	$ 771	$ 134,017	$ 17,730	$ 5,164	$ 323

The accompanying notes are an integral part of these financial statements.

		34

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	ING Bond
	Service Class	Service Class	Class	Service Class	Portfolio
Net investment income (loss)
Income:
Dividends	$ 1,387	$ 3,582	$ -	$ 724	$ 11,913
Total investment income	1,387	3,582	-	724	11,913
Expenses:
Mortality, expense risk
and other charges	3,362	9,271	1	2,613	7,522
Annual administrative charges	55	100	-	40	75
Contingent deferred sales charges	115	680	-	82	425
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,440	4,065	-	1,075	3,573
Amortization of deferred charges	-	-	-	-	-
Total expenses	4,972	14,116	1	3,810	11,595
Net investment income (loss)	(3,585)	(10,534)	(1)	(3,086)	318

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,696	6,960	(13)	13,265	12,152
Capital gains distributions	2,910	27,469	-	-	11,677
Total realized gain (loss) on investments
and capital gains distributions	5,606	34,429	(13)	13,265	23,829
Net unrealized appreciation
(depreciation) of investments	25,003	(5,449)	31	5,868	(7,352)
Net realized and unrealized gain (loss)
on investments	30,609	28,980	18	19,133	16,477
Net increase (decrease) in net assets
resulting from operations	$ 27,024	$ 18,446	$ 17	$ 16,047	$ 16,795

The accompanying notes are an integral part of these financial statements.
35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING DFA
	Estate	Estate	Real Estate	Real Estate	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 690	$ 7	$ 2,853	$ 181	$ 3,373
Total investment income	690	7	2,853	181	3,373
Expenses:
Mortality, expense risk
and other charges	2,167	34	5,119	372	2,671
Annual administrative charges	28	-	113	5	30
Contingent deferred sales charges	86	-	178	5	98
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	977	18	1,854	189	1,350
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,258	52	7,264	571	4,149
Net investment income (loss)	(2,568)	(45)	(4,411)	(390)	(776)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,587)	(105)	(22,078)	(884)	(3,040)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,587)	(105)	(22,078)	(884)	(3,040)
Net unrealized appreciation
(depreciation) of investments	32,157	529	62,236	3,677	26,004
Net realized and unrealized gain (loss)
on investments	28,570	424	40,158	2,793	22,964
Net increase (decrease) in net assets
resulting from operations	$ 26,002	$ 379	$ 35,747	$ 2,403	$ 22,188

The accompanying notes are an integral part of these financial statements.
36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	Diversified Mid	Income	Income	Mutual Shares
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,640	$ 146	$ 28,040	$ 552	$ 2,755
Total investment income	3,640	146	28,040	552	2,755
Expenses:
Mortality, expense risk
and other charges	10,829	554	8,292	171	3,091
Annual administrative charges	210	8	99	2	35
Contingent deferred sales charges	243	4	280	1	89
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,889	280	3,052	82	1,266
Amortization of deferred charges	-	-	-	-	-
Total expenses	15,171	846	11,723	256	4,481
Net investment income (loss)	(11,531)	(700)	16,317	296	(1,726)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,507	291	(6,867)	163	(4,250)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,507	291	(6,867)	163	(4,250)
Net unrealized appreciation
(depreciation) of investments	80,705	3,685	34,961	411	24,395
Net realized and unrealized gain (loss)
on investments	82,212	3,976	28,094	574	20,145
Net increase (decrease) in net assets
resulting from operations	$ 70,681	$ 3,276	$ 44,411	$ 870	$ 18,419

The accompanying notes are an integral part of these financial statements.
37

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Franklin				ING Invesco
	Templeton				Van Kampen
	Founding	ING Global	ING Global	ING Global	Growth and
	Strategy	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 28,104	$ 499	$ 3,410	$ 138	$ 7,104
Total investment income	28,104	499	3,410	138	7,104
Expenses:
Mortality, expense risk
and other charges	12,875	1,481	7,804	410	6,716
Annual administrative charges	167	14	119	5	140
Contingent deferred sales charges	560	50	295	4	100
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,228	699	3,416	215	1,722
Amortization of deferred charges	-	-	-	-	-
Total expenses	19,830	2,244	11,634	634	8,678
Net investment income (loss)	8,274	(1,745)	(8,224)	(496)	(1,574)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13,285)	(9,349)	(25,567)	(549)	(8,164)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13,285)	(9,349)	(25,567)	(549)	(8,164)
Net unrealized appreciation
(depreciation) of investments	97,911	5,143	9,264	(289)	55,203
Net realized and unrealized gain (loss)
on investments	84,626	(4,206)	(16,303)	(838)	47,039
Net increase (decrease) in net assets
resulting from operations	$ 92,900	$ (5,951)	$ (24,527)	$ (1,334)	$ 45,465

The accompanying notes are an integral part of these financial statements.
38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core	Small Cap Core
	Income	Markets Equity	Markets Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 748	$ -	$ -	$ 376	$ 4
Total investment income	748	-	-	376	4
Expenses:
Mortality, expense risk
and other charges	831	9,426	472	4,086	604
Annual administrative charges	10	146	6	50	9
Contingent deferred sales charges	6	322	6	112	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	387	4,150	237	1,810	309
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,234	14,044	721	6,058	929
Net investment income (loss)	(486)	(14,044)	(721)	(5,682)	(925)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(613)	(21,331)	628	20,877	569
Capital gains distributions	-	13,496	664	-	-
Total realized gain (loss) on investments
and capital gains distributions	(613)	(7,835)	1,292	20,877	569
Net unrealized appreciation
(depreciation) of investments	5,962	99,394	3,295	17,881	5,071
Net realized and unrealized gain (loss)
on investments	5,349	91,559	4,587	38,758	5,640
Net increase (decrease) in net assets
resulting from operations	$ 4,863	$ 77,515	$ 3,866	$ 33,076	$ 4,715

The accompanying notes are an integral part of these financial statements.
39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Large Cap		ING Limited
	Growth	Growth	Growth	ING Large Cap	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 153	$ 1,020	$ 4	$ 1,657	$ 542
Total investment income	153	1,020	4	1,657	542
Expenses:
Mortality, expense risk
and other charges	15,069	4,403	16	1,343	1,122
Annual administrative charges	400	55	-	24	31
Contingent deferred sales charges	428	132	-	80	9
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,769	1,957	8	455	117
Amortization of deferred charges	-	-	-	-	-
Total expenses	22,666	6,547	24	1,902	1,279
Net investment income (loss)	(22,513)	(5,527)	(20)	(245)	(737)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,760	14,316	13	2,597	(1,426)
Capital gains distributions	215	2,341	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,975	16,657	21	2,597	(1,426)
Net unrealized appreciation
(depreciation) of investments	97,608	20,382	111	6,005	1,929
Net realized and unrealized gain (loss)
on investments	102,583	37,039	132	8,602	503
Net increase (decrease) in net assets
resulting from operations	$ 80,070	$ 31,512	$ 112	$ 8,357	$ (234)

The accompanying notes are an integral part of these financial statements.
40

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Liquid	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,714	$ 42	$ 15,224
Total investment income	-	-	1,714	42	15,224
Expenses:
Mortality, expense risk
and other charges	14,291	293	7,653	307	10,812
Annual administrative charges	292	5	181	4	216
Contingent deferred sales charges	2,437	27	141	2	246
Minimum death benefit guarantee charges	1	-	-	-	-
Other contract charges	4,523	124	2,323	155	3,189
Amortization of deferred charges	-	-	-	-	-
Total expenses	21,544	449	10,298	468	14,463
Net investment income (loss)	(21,544)	(449)	(8,584)	(426)	761

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	33,265	509	(16,289)
Capital gains distributions	59	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	59	1	33,265	509	(16,289)
Net unrealized appreciation
(depreciation) of investments	-	-	15,787	1,441	68,715
Net realized and unrealized gain (loss)
on investments	59	1	49,052	1,950	52,426
Net increase (decrease) in net assets
resulting from operations	$ (21,485)	$ (448)	$ 40,468	$ 1,524	$ 53,187

The accompanying notes are an integral part of these financial statements.
41

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING
			ING Morgan	ING Morgan	Oppenheimer
	ING MFS Total	ING MFS	Stanley Global	Stanley Global	Active
	Return	Utilities	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 696	$ 14,169	$ 6,001	$ 914	$ 1,300
Total investment income	696	14,169	6,001	914	1,300
Expenses:
Mortality, expense risk
and other charges	571	8,046	6,351	1,110	839
Annual administrative charges	7	122	86	16	7
Contingent deferred sales charges	7	442	166	13	27
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	281	3,461	2,771	528	430
Amortization of deferred charges	-	-	-	-	-
Total expenses	866	12,071	9,374	1,667	1,303
Net investment income (loss)	(170)	2,098	(3,373)	(753)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(588)	(15,205)	(3,182)	1,602	1,096
Capital gains distributions	-	-	17,066	2,905	51
Total realized gain (loss) on investments
and capital gains distributions	(588)	(15,205)	13,884	4,507	1,147
Net unrealized appreciation
(depreciation) of investments	3,125	58,800	31,806	3,375	3,600
Net realized and unrealized gain (loss)
on investments	2,537	43,595	45,690	7,882	4,747
Net increase (decrease) in net assets
resulting from operations	$ 2,367	$ 45,693	$ 42,317	$ 7,129	$ 4,744

The accompanying notes are an integral part of these financial statements.
42

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 35,952	$ 95,175	$ 2,078	$ 593	$ 3,980
Total investment income	35,952	95,175	2,078	593	3,980
Expenses:
Mortality, expense risk
and other charges	9,922	48,485	1,173	815	7,883
Annual administrative charges	146	525	13	13	148
Contingent deferred sales charges	290	1,717	12	24	220
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,358	20,401	528	339	3,051
Amortization of deferred charges	-	-	-	-	-
Total expenses	13,716	71,128	1,726	1,191	11,302
Net investment income (loss)	22,236	24,047	352	(598)	(7,322)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	938	29,270	190	(366)	1,672
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	938	29,270	190	(366)	1,672
Net unrealized appreciation
(depreciation) of investments	36,790	110,960	3,141	4,477	43,206
Net realized and unrealized gain (loss)
on investments	37,728	140,230	3,331	4,111	44,878
Net increase (decrease) in net assets
resulting from operations	$ 59,964	$ 164,277	$ 3,683	$ 3,513	$ 37,556

The accompanying notes are an integral part of these financial statements.
43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 17,018	$ 99,416	$ 73,572	$ 53,048	$ 38,021
Total investment income	17,018	99,416	73,572	53,048	38,021
Expenses:
Mortality, expense risk
and other charges	9,768	73,682	50,058	29,220	42,083
Annual administrative charges	113	1,264	684	367	624
Contingent deferred sales charges	368	2,642	1,910	1,056	1,150
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,323	37,328	21,804	12,177	16,144
Amortization of deferred charges	-	-	-	-	(2)
Total expenses	14,572	114,916	74,456	42,820	59,999
Net investment income (loss)	2,446	(15,500)	(884)	10,228	(21,978)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,021	65,751	48,345	25,815	16,492
Capital gains distributions	7,226	-	-	-	68,436
Total realized gain (loss) on investments
and capital gains distributions	19,247	65,751	48,345	25,815	84,928
Net unrealized appreciation
(depreciation) of investments	6,886	348,163	195,022	85,932	206,957
Net realized and unrealized gain (loss)
on investments	26,133	413,914	243,367	111,747	291,885
Net increase (decrease) in net assets
resulting from operations	$ 28,579	$ 398,414	$ 242,483	$ 121,975	$ 269,907

The accompanying notes are an integral part of these financial statements.
44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	Price	ING Templeton
	Appreciation	Income	Income	International	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,094	$ 12,494	$ 447	$ 392	$ 4,336
Total investment income	1,094	12,494	447	392	4,336
Expenses:
Mortality, expense risk
and other charges	1,382	11,286	434	2,497	3,984
Annual administrative charges	17	185	7	37	72
Contingent deferred sales charges	18	309	4	57	82
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	675	4,338	221	1,103	1,393
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	2,092	16,118	666	3,694	5,531
Net investment income (loss)	(998)	(3,624)	(219)	(3,302)	(1,195)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	(580)	(267)	(15,703)	(863)
Capital gains distributions	2,177	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,207	(580)	(267)	(15,703)	(863)
Net unrealized appreciation
(depreciation) of investments	6,940	93,445	3,585	38,693	42,699
Net realized and unrealized gain (loss)
on investments	9,147	92,865	3,318	22,990	41,836
Net increase (decrease) in net assets
resulting from operations	$ 8,149	$ 89,241	$ 3,099	$ 19,688	$ 40,641

The accompanying notes are an integral part of these financial statements.
45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING American		ING Columbia
	ING Templeton		Century Small-	ING Baron	Small Cap
	Global Growth	ING Diversified	Mid Cap Value	Growth	Value II
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 75	$ 2	$ 20	$ -	$ 305
Total investment income	75	2	20	-	305
Expenses:
Mortality, expense risk
and other charges	77	1	19	5,922	2,214
Annual administrative charges	1	-	-	69	23
Contingent deferred sales charges	-	-	2	176	76
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	40	-	10	2,637	992
Amortization of deferred charges	-	-	-	-	-
Total expenses	118	1	31	8,804	3,305
Net investment income (loss)	(43)	1	(11)	(8,804)	(3,000)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(89)	(25)	209	26,578	1,735
Capital gains distributions	-	-	133	-	-
Total realized gain (loss) on investments
and capital gains distributions	(89)	(25)	342	26,578	1,735
Net unrealized appreciation
(depreciation) of investments	837	40	(75)	34,570	14,966
Net realized and unrealized gain (loss)
on investments	748	15	267	61,148	16,701
Net increase (decrease) in net assets
resulting from operations	$ 705	$ 16	$ 256	$ 52,344	$ 13,701

The accompanying notes are an integral part of these financial statements.
46

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING Invesco
	ING Davis New		ING Growth	ING Growth	Van Kampen
	York Venture	ING Global	and Income	and Income	Comstock
	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 717	$ 506	$ 3	$ 5	$ 2,293
Total investment income	717	506	3	5	2,293
Expenses:
Mortality, expense risk
and other charges	4,311	86	11	91	3,253
Annual administrative charges	39	1	-	1	42
Contingent deferred sales charges	108	-	-	1	128
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,804	22	-	39	1,414
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,262	109	11	132	4,837
Net investment income (loss)	(5,545)	397	(8)	(127)	(2,544)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,582)	27	59	(157)	(4,783)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,582)	27	59	(157)	(4,783)
Net unrealized appreciation
(depreciation) of investments	32,595	113	17	689	34,064
Net realized and unrealized gain (loss)
on investments	28,013	140	76	532	29,281
Net increase (decrease) in net assets
resulting from operations	$ 22,468	$ 537	$ 68	$ 405	$ 26,737

The accompanying notes are an integral part of these financial statements.
47

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen		ING	ING
	Equity and	Equity and	ING JPMorgan	Oppenheimer	Oppenheimer
	Income	Income	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 36	$ 3,347	$ 1,130	$ 63	$ 1,242
Total investment income	36	3,347	1,130	63	1,242
Expenses:
Mortality, expense risk
and other charges	12	3,067	2,606	57	1,992
Annual administrative charges	(2)	43	28	1	26
Contingent deferred sales charges	-	76	83	-	69
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	1,226	1,136	1	826
Amortization of deferred charges	-	-	-	-	-
Total expenses	10	4,412	3,853	59	2,913
Net investment income (loss)	26	(1,065)	(2,723)	4	(1,671)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(1,338)	8,079	144	(6,479)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	(1,338)	8,079	144	(6,479)
Net unrealized appreciation
(depreciation) of investments	138	19,826	17,490	758	28,311
Net realized and unrealized gain (loss)
on investments	152	18,488	25,569	902	21,832
Net increase (decrease) in net assets
resulting from operations	$ 178	$ 17,423	$ 22,846	$ 906	$ 20,161

The accompanying notes are an integral part of these financial statements.
48

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 173	$ 627	$ 447	$ 217	$ 22
Total investment income	173	627	447	217	22
Expenses:
Mortality, expense risk
and other charges	59	163	176	110	14
Annual administrative charges	-	1	1	1	-
Contingent deferred sales charges	1	2	-	3	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	12	86	102	65	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	72	252	279	179	22
Net investment income (loss)	101	375	168	38	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	(107)	(147)	(202)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	90	(107)	(147)	(202)	(6)
Net unrealized appreciation
(depreciation) of investments	187	1,154	1,830	1,404	157
Net realized and unrealized gain (loss)
on investments	277	1,047	1,683	1,202	151
Net increase (decrease) in net assets
resulting from operations	$ 378	$ 1,422	$ 1,851	$ 1,240	$ 151

The accompanying notes are an integral part of these financial statements.
49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING T. Rowe
		Price Diversified	ING T. Rowe		ING UBS U.S.
	ING Solution	Mid Cap	Price Growth	ING Templeton	Large Cap
	Income	Growth	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 269	$ 21	$ -	$ 8,343	$ 36
Total investment income	269	21	-	8,343	36
Expenses:
Mortality, expense risk
and other charges	64	97	2,669	6,557	85
Annual administrative charges	-	1	31	139	1
Contingent deferred sales charges	2	1	86	167	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	22	52	1,140	2,835	33
Amortization of deferred charges	-	-	-	-	-
Total expenses	88	151	3,926	9,698	123
Net investment income (loss)	181	(130)	(3,926)	(1,355)	(87)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(64)	898	16,982	10,412	(81)
Capital gains distributions	-	749	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(64)	1,647	16,982	10,412	(81)
Net unrealized appreciation
(depreciation) of investments	348	(250)	2,522	85,080	703
Net realized and unrealized gain (loss)
on investments	284	1,397	19,504	95,492	622
Net increase (decrease) in net assets
resulting from operations	$ 465	$ 1,267	$ 15,578	$ 94,137	$ 535

The accompanying notes are an integral part of these financial statements.
50

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth	ING Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 35	$ 5	$ 17	$ 16,562	$ 1
Total investment income	35	5	17	16,562	1
Expenses:
Mortality, expense risk
and other charges	14	6	10	21,452	1
Annual administrative charges	-	-	-	279	-
Contingent deferred sales charges	-	-	-	739	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	3	9,163	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	6	13	31,633	1
Net investment income (loss)	21	(1)	4	(15,071)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(12)	(32)	11,380	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(16)	(12)	(32)	11,380	(1)
Net unrealized appreciation
(depreciation) of investments	139	73	143	144,912	11
Net realized and unrealized gain (loss)
on investments	123	61	111	156,292	10
Net increase (decrease) in net assets
resulting from operations	$ 144	$ 60	$ 115	$ 141,221	$ 10

The accompanying notes are an integral part of these financial statements.
51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 11,087	$ 113	$ 32	$ 66	$ 48
Total investment income	11,087	113	32	66	48
Expenses:
Mortality, expense risk
and other charges	12,727	17	19	31	32
Annual administrative charges	251	-	-	-	-
Contingent deferred sales charges	272	-	1	5	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,697	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	17,947	17	20	36	32
Net investment income (loss)	(6,860)	96	12	30	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,051	(921)	(384)	(431)	(380)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14,051	(921)	(384)	(431)	(380)
Net unrealized appreciation
(depreciation) of investments	81,107	813	345	363	323
Net realized and unrealized gain (loss)
on investments	95,158	(108)	(39)	(68)	(57)
Net increase (decrease) in net assets
resulting from operations	$ 88,298	$ (12)	$ (27)	$ (38)	$ (41)

The accompanying notes are an integral part of these financial statements.
52

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class S
Net investment income (loss)
Income:
Dividends	$ 75	$ 40	$ 171	$ 734	$ -
Total investment income	75	40	171	734	-
Expenses:
Mortality, expense risk
and other charges	72	30	136	461	3,613
Annual administrative charges	1	-	5	13	47
Contingent deferred sales charges	-	1	-	1	132
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	1,695
Amortization of deferred charges	-	-	-	-	-
Total expenses	73	31	141	475	5,487
Net investment income (loss)	2	9	30	259	(5,487)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(135)	(42)	(127)	(95)	11,694
Capital gains distributions	-	-	-	-	13,023
Total realized gain (loss) on investments
and capital gains distributions	(135)	(42)	(127)	(95)	24,717
Net unrealized appreciation
(depreciation) of investments	42	13	(65)	(692)	(10,575)
Net realized and unrealized gain (loss)
on investments	(93)	(29)	(192)	(787)	14,142
Net increase (decrease) in net assets
resulting from operations	$ (91)	$ (20)	$ (162)	$ (528)	$ 8,655

The accompanying notes are an integral part of these financial statements.
53

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Euro	ING FTSE 100		ING Index Plus	ING Index Plus
	STOXX 50®	Index®	ING Hang Seng	LargeCap	MidCap
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 152	$ 59	$ 500	$ 1,706	$ 697
Total investment income	152	59	500	1,706	697
Expenses:
Mortality, expense risk
and other charges	94	42	806	1,974	1,831
Annual administrative charges	2	1	9	47	28
Contingent deferred sales charges	3	2	34	22	37
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	45	41	403	656	735
Amortization of deferred charges	-	-	-	-	-
Total expenses	144	86	1,252	2,699	2,631
Net investment income (loss)	8	(27)	(752)	(993)	(1,934)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(873)	(120)	83	(4,899)	(2,138)
Capital gains distributions	-	120	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(873)	-	83	(4,899)	(2,138)
Net unrealized appreciation
(depreciation) of investments	1,533	275	10,712	20,112	19,187
Net realized and unrealized gain (loss)
on investments	660	275	10,795	15,213	17,049
Net increase (decrease) in net assets
resulting from operations	$ 668	$ 248	$ 10,043	$ 14,220	$ 15,115

The accompanying notes are an integral part of these financial statements.
54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING Japan	Large Cap	ING Russell™
	SmallCap	International	TOPIX Index®	Growth Index	Large Cap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 243	$ 1,104	$ 52	$ 1,621	$ 7,074
Total investment income	243	1,104	52	1,621	7,074
Expenses:
Mortality, expense risk
and other charges	1,403	709	109	2,892	5,555
Annual administrative charges	20	9	-	50	130
Contingent deferred sales charges	26	26	1	68	115
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	583	295	19	1,252	1,510
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,032	1,039	129	4,262	7,310
Net investment income (loss)	(1,789)	65	(77)	(2,641)	(236)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,524)	(409)	(1,089)	17,997	24,920
Capital gains distributions	-	-	380	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,524)	(409)	(709)	17,997	24,920
Net unrealized appreciation
(depreciation) of investments	11,823	6,298	947	1,029	11,948
Net realized and unrealized gain (loss)
on investments	9,299	5,889	238	19,026	36,868
Net increase (decrease) in net assets
resulting from operations	$ 7,510	$ 5,954	$ 161	$ 16,385	$ 36,632

The accompanying notes are an integral part of these financial statements.
55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 683	$ 875	$ 1,053	$ 972	$ 132
Total investment income	683	875	1,053	972	132
Expenses:
Mortality, expense risk
and other charges	813	4,449	1,950	2,635	1,532
Annual administrative charges	11	94	17	30	14
Contingent deferred sales charges	75	105	69	75	33
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	281	1,392	834	1,129	681
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,180	6,040	2,870	3,869	2,260
Net investment income (loss)	(497)	(5,165)	(1,817)	(2,897)	(2,128)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,597	16,044	5,011	8,075	3,953
Capital gains distributions	-	-	4,074	7,527	3,341
Total realized gain (loss) on investments
and capital gains distributions	1,597	16,044	9,085	15,602	7,294
Net unrealized appreciation
(depreciation) of investments	4,987	19,064	6,729	5,105	4,427
Net realized and unrealized gain (loss)
on investments	6,584	35,108	15,814	20,707	11,721
Net increase (decrease) in net assets
resulting from operations	$ 6,087	$ 29,943	$ 13,997	$ 17,810	$ 9,593

The accompanying notes are an integral part of these financial statements
56

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING
		WisdomTreeSM
		Global High-	ING	ING MidCap	ING SmallCap
	ING U.S. Bond	Yielding Equity	International	Opportunities	Opportunities
	Index Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 4,997	$ 6,923	$ 159	$ 1,455	$ -
Total investment income	4,997	6,923	159	1,455	-
Expenses:
Mortality, expense risk
and other charges	4,279	2,963	72	6,378	1,018
Annual administrative charges	48	32	1	144	22
Contingent deferred sales charges	124	87	-	142	19
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,882	1,493	33	2,143	439
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,333	4,575	106	8,807	1,498
Net investment income (loss)	(1,336)	2,348	53	(7,352)	(1,498)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,825	(2,729)	(1,058)	16,569	2,674
Capital gains distributions	5,749	-	-	9,736	5,949
Total realized gain (loss) on investments
and capital gains distributions	10,574	(2,729)	(1,058)	26,305	8,623
Net unrealized appreciation
(depreciation) of investments	(6,800)	20,189	2,097	19,276	(270)
Net realized and unrealized gain (loss)
on investments	3,774	17,460	1,039	45,581	8,353
Net increase (decrease) in net assets
resulting from operations	$ 2,438	$ 19,808	$ 1,092	$ 38,229	$ 6,855

The accompanying notes are an integral part of these financial statements.
57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Legg Mason
	Legg Mason	Global Currents		Oppenheimer
	ClearBridge	Variable		Main Street	PIMCO Real
	Variable Large	International	Western Asset	Small- & Mid-	Return
	Cap Value	All Cap	Variable High	Cap	Portfolio -
	Portfolio -	Opportunity	Income	Fund®/VA -	Administrative
	Class I	Portfolio	Portfolio	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 5	$ 5	$ 148
Total investment income	2	-	5	5	148
Expenses:
Mortality, expense risk
and other charges	1	-	1	14	144
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	7	41
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	-	1	21	187
Net investment income (loss)	1	-	4	(16)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(18)	(4)	67	459
Capital gains distributions	-	-	-	-	772
Total realized gain (loss) on investments
and capital gains distributions	(2)	(18)	(4)	67	1,231
Net unrealized appreciation
(depreciation) of investments	12	20	10	169	(223)
Net realized and unrealized gain (loss)
on investments	10	2	6	236	1,008
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 2	$ 10	$ 220	$ 969

The accompanying notes are an integral part of these financial statements.
58

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Invesco Van
					Kampen
	Pioneer Equity				American
	Income VCT			ProFund VP	Franchise
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Fund - Class I
	Class II	Bull	Europe 30	Opportunity	Shares
Net investment income (loss)
Income:
Dividends	$ 524	$ -	$ 226	$ -	$ -
Total investment income	524	-	226	-	-
Expenses:
Mortality, expense risk
and other charges	148	214	117	96	205
Annual administrative charges	1	7	3	2	7
Contingent deferred sales charges	2	4	2	2	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	57	96	51	36	89
Amortization of deferred charges	-	-	-	-	-
Total expenses	208	321	173	136	306
Net investment income (loss)	316	(321)	53	(136)	(306)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(633)	(172)	(654)	(1,612)	(94)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(633)	(172)	(654)	(1,612)	(94)
Net unrealized appreciation
(depreciation) of investments	1,476	1,762	1,444	1,213	(429)
Net realized and unrealized gain (loss)
on investments	843	1,590	790	(399)	(523)
Net increase (decrease) in net assets
resulting from operations	$ 1,159	$ 1,269	$ 843	$ (535)	$ (829)

The accompanying notes are an integral part of these financial statements.
59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Wells Fargo		Wells Fargo
	Wells Fargo	Advantage VT	Wells Fargo	Advantage VT	Wells Fargo
	Advantage VT	Index Asset	Advantage VT	Small Cap	Advantage VT
	Omega Growth	Allocation	Intrinsic Value	Growth	Total Return
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2	Bond Fund
Net investment income (loss)
Income:
Dividends	$ -	$ 24	$ 11	$ -	$ 12
Total investment income	-	24	11	-	12
Expenses:
Mortality, expense risk
and other charges	25	31	15	6	14
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7	15	3	2	6
Amortization of deferred charges	-	-	-	-	-
Total expenses	32	46	18	8	20
Net investment income (loss)	(32)	(22)	(7)	(8)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	29	(16)	(20)	18
Capital gains distributions	84	-	-	16	15
Total realized gain (loss) on investments
and capital gains distributions	177	29	(16)	(4)	33
Net unrealized appreciation
(depreciation) of investments	64	189	142	32	4
Net realized and unrealized gain (loss)
on investments	241	218	126	28	37
Net increase (decrease) in net assets
resulting from operations	$ 209	$ 196	$ 119	$ 20	$ 29

The accompanying notes are an integral part of these financial statements.
60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		BlackRock	Columbia Asset	Columbia Small
	Invesco V.I.	Global	Allocation	Cap Value
	Leisure Fund -	Allocation V.I.	Fund, Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class B
Net assets at January 1, 2011	$ 20,497	$ 1,153,042	$ 303	$ 162,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(414)	(3,123)	4	(2,655)
Total realized gain (loss) on investments
and capital gains distributions	(1,800)	76,307	(4)	15,972
Net unrealized appreciation (depreciation)
of investments	1,068	(139,537)	(5)	(26,358)
Net increase (decrease) in net assets from operations	(1,146)	(66,353)	(5)	(13,041)
Changes from principal transactions:
Premiums	1	13,377	-	30
Death Benefits	(221)	(7,414)	(3)	(1,361)
Surrenders and withdrawals	(1,688)	(57,125)	(14)	(10,266)
Transfers between Divisions
(including fixed account), net	(945)	46,569	(2)	(5,088)
Increase (decrease) in net assets derived from
principal transactions	(2,853)	(4,593)	(19)	(16,685)
Total increase (decrease) in net assets	(3,999)	(70,946)	(24)	(29,726)
Net assets at December 31, 2011	16,498	1,082,096	279	132,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(117)	(12,680)	2	(3,161)
Total realized gain (loss) on investments
and capital gains distributions	1,876	59,195	(1)	3,151
Net unrealized appreciation (depreciation)
of investments	1,714	25,261	31	10,402
Net increase (decrease) in net assets from operations	3,473	71,776	32	10,392
Changes from principal transactions:
Premiums	-	9,239	-	26
Death Benefits	(57)	(8,386)	-	(1,234)
Surrenders and withdrawals	(479)	(50,053)	(2)	(9,490)
Transfers between Divisions
(including fixed account), net	(19,435)	(111,259)	16	(3,279)
Increase (decrease) in net assets derived from
principal transactions	(19,971)	(160,459)	14	(13,977)
Total increase (decrease) in net assets	(16,498)	(88,683)	46	(3,585)
Net assets at December 31, 2012	$ -	$ 993,413	$ 325	$ 128,867

The accompanying notes are an integral part of these financial statements.
61

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Columbia Small
	Company	Columbia VP	Columbia VP	Fidelity® VIP
	Growth Fund,	Large Cap	Short Duration	Equity-Income
	Variable Series -	Growth Fund -	US Government	Portfolio -
	Class A	Class 1	Fund - Class 1	Service Class 2
Net assets at January 1, 2011	$ 18	$ -	$ -	$ 181,385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	-	(380)
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	-	(7,177)
Net unrealized appreciation (depreciation)
of investments	-	(38)	-	4,916
Net increase (decrease) in net assets from operations	-	(49)	-	(2,641)
Changes from principal transactions:
Premiums	-	-	-	74
Death Benefits	-	(47)	-	(2,343)
Surrenders and withdrawals	(7)	(3)	(15)	(13,460)
Transfers between Divisions
(including fixed account), net	-	370	19	(5,882)
Increase (decrease) in net assets derived from
principal transactions	(7)	320	4	(21,611)
Total increase (decrease) in net assets	(7)	271	4	(24,252)
Net assets at December 31, 2011	11	271	4	157,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	623
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	4,090
Net unrealized appreciation (depreciation)
of investments	1	54	-	16,690
Net increase (decrease) in net assets from operations	1	50	-	21,403
Changes from principal transactions:
Premiums	-	-	-	139
Death Benefits	-	-	-	(1,954)
Surrenders and withdrawals	-	(21)	(1)	(12,990)
Transfers between Divisions
(including fixed account), net	1	(1)	-	(4,636)
Increase (decrease) in net assets derived from
principal transactions	1	(22)	(1)	(19,441)
Total increase (decrease) in net assets	2	28	(1)	1,962
Net assets at December 31, 2012	$ 13	$ 299	$ 3	$ 159,095

The accompanying notes are an integral part of these financial statements.
62

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities	Portfolio -	Bond Portfolio -
	Service Class 2	Fund - Class 2	Class S	Class S
Net assets at January 1, 2011	$ 795,262	$ 14,384	$ 6,681	$ 1,253,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,348)	(117)	67	21,866
Total realized gain (loss) on investments
and capital gains distributions	(40,649)	(653)	(257)	(19,884)
Net unrealized appreciation (depreciation)
of investments	16,548	(28)	22	54,114
Net increase (decrease) in net assets from operations	(36,449)	(798)	(168)	56,096
Changes from principal transactions:
Premiums	830	116	14	10,511
Death Benefits	(7,807)	(27)	(77)	(13,805)
Surrenders and withdrawals	(45,525)	(1,522)	(668)	(111,658)
Transfers between Divisions
(including fixed account), net	(43,442)	(334)	(390)	20,254
Increase (decrease) in net assets derived from
principal transactions	(95,944)	(1,767)	(1,121)	(94,698)
Total increase (decrease) in net assets	(132,393)	(2,565)	(1,289)	(38,602)
Net assets at December 31, 2011	662,869	11,819	5,392	1,214,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,265)	(94)	78	21,625
Total realized gain (loss) on investments
and capital gains distributions	(37,161)	(138)	(213)	(9,267)
Net unrealized appreciation (depreciation)
of investments	132,644	1,986	754	63,614
Net increase (decrease) in net assets from operations	86,218	1,754	619	75,972
Changes from principal transactions:
Premiums	343	31	4	8,551
Death Benefits	(6,699)	(40)	(31)	(13,839)
Surrenders and withdrawals	(46,026)	(1,807)	(1,048)	(108,619)
Transfers between Divisions
(including fixed account), net	(26,372)	(697)	(60)	8,885
Increase (decrease) in net assets derived from
principal transactions	(78,754)	(2,513)	(1,135)	(105,022)
Total increase (decrease) in net assets	7,464	(759)	(516)	(29,050)
Net assets at December 31, 2012	$ 670,333	$ 11,060	$ 4,876	$ 1,185,574

The accompanying notes are an integral part of these financial statements.
63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING American
		ING American		Funds
	ING American	Funds Global		International
	Funds Asset	Growth and	ING American	Growth and
	Allocation	Income	Funds Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2011	$ 352,116	$ -	$ 2,301,516	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,054)	(107)	(51,036)	(78)
Total realized gain (loss) on investments
and capital gains distributions	1,197	(172)	17,035	(127)
Net unrealized appreciation (depreciation)
of investments	(3,094)	(291)	(113,998)	(390)
Net increase (decrease) in net assets from operations	(5,951)	(570)	(147,999)	(595)
Changes from principal transactions:
Premiums	5,773	237	16,229	223
Death Benefits	(2,039)	-	(20,943)	-
Surrenders and withdrawals	(15,070)	(296)	(129,107)	(190)
Transfers between Divisions
(including fixed account), net	6,105	7,451	(135,685)	5,052
Increase (decrease) in net assets derived from
principal transactions	(5,231)	7,392	(269,506)	5,085
Total increase (decrease) in net assets	(11,182)	6,822	(417,505)	4,490
Net assets at December 31, 2011	340,934	6,822	1,884,011	4,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,740)	(105)	(26,696)	(65)
Total realized gain (loss) on investments
and capital gains distributions	4,285	(1)	(7,187)	(41)
Net unrealized appreciation (depreciation)
of investments	43,813	1,427	150,180	877
Net increase (decrease) in net assets from operations	43,358	1,321	116,297	771
Changes from principal transactions:
Premiums	6,022	179	4,988	324
Death Benefits	(2,428)	(14)	(12,514)	(78)
Surrenders and withdrawals	(22,746)	(619)	(63,502)	(395)
Transfers between Divisions
(including fixed account), net	27,777	7,100	(1,929,280)	5,917
Increase (decrease) in net assets derived from
principal transactions	8,625	6,646	(2,000,308)	5,768
Total increase (decrease) in net assets	51,983	7,967	(1,884,011)	6,539
Net assets at December 31, 2012	$ 392,917	$ 14,789	$ -	$ 11,029

The accompanying notes are an integral part of these financial statements.
64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING American
	ING American	Funds World	ING Artio	ING Artio
	Funds	Allocation	Foreign	Foreign
	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 1,355,667	$ 180,515	$ 543,023	$ 45,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,812)	(4,044)	(3,104)	(411)
Total realized gain (loss) on investments
and capital gains distributions	(29,984)	17,717	(39,745)	(1,096)
Net unrealized appreciation (depreciation)
of investments	(160,596)	(33,776)	(73,201)	(8,632)
Net increase (decrease) in net assets from operations	(201,392)	(20,103)	(116,050)	(10,139)
Changes from principal transactions:
Premiums	9,683	3,400	8,337	409
Death Benefits	(11,129)	(1,420)	(4,528)	(174)
Surrenders and withdrawals	(73,055)	(11,668)	(34,361)	(2,968)
Transfers between Divisions
(including fixed account), net	(102,655)	33,590	(36,473)	(1,495)
Increase (decrease) in net assets derived from
principal transactions	(177,156)	23,902	(67,025)	(4,228)
Total increase (decrease) in net assets	(378,548)	3,799	(183,075)	(14,367)
Net assets at December 31, 2011	977,119	184,314	359,948	30,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,923)	(2,239)	(618)	(171)
Total realized gain (loss) on investments
and capital gains distributions	(65,844)	14,934	(207,064)	(16,017)
Net unrealized appreciation (depreciation)
of investments	211,784	5,035	212,846	16,511
Net increase (decrease) in net assets from operations	134,017	17,730	5,164	323
Changes from principal transactions:
Premiums	6,699	2,415	974	(34)
Death Benefits	(9,657)	(1,666)	(2,262)	(142)
Surrenders and withdrawals	(60,638)	(8,507)	(13,612)	(833)
Transfers between Divisions
(including fixed account), net	(38,493)	(8,319)	(350,212)	(30,272)
Increase (decrease) in net assets derived from
principal transactions	(102,089)	(16,077)	(365,112)	(31,281)
Total increase (decrease) in net assets	31,928	1,653	(359,948)	(30,958)
Net assets at December 31, 2012	$ 1,009,047	$ 185,967	$ -	$ -

The accompanying notes are an integral part of these financial statements.
65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2011	$ 167,211	$ 255,091	$ 153	$ 131,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,711)	(1,356)	-	(3,118)
Total realized gain (loss) on investments
and capital gains distributions	(4,717)	15,724	(5)	(4,312)
Net unrealized appreciation (depreciation)
of investments	9,734	13,968	2	(2,224)
Net increase (decrease) in net assets from operations	1,306	28,336	(3)	(9,654)
Changes from principal transactions:
Premiums	1,611	4,226	-	1,361
Death Benefits	(1,672)	(2,738)	-	(1,242)
Surrenders and withdrawals	(14,192)	(29,921)	(9)	(12,457)
Transfers between Divisions
(including fixed account), net	21,097	249,319	(7)	28,505
Increase (decrease) in net assets derived from
principal transactions	6,844	220,886	(16)	16,167
Total increase (decrease) in net assets	8,150	249,222	(19)	6,513
Net assets at December 31, 2011	175,361	504,313	134	138,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,585)	(10,534)	(1)	(3,086)
Total realized gain (loss) on investments
and capital gains distributions	5,606	34,429	(13)	13,265
Net unrealized appreciation (depreciation)
of investments	25,003	(5,449)	31	5,868
Net increase (decrease) in net assets from operations	27,024	18,446	17	16,047
Changes from principal transactions:
Premiums	1,811	5,001	-	1,099
Death Benefits	(1,361)	(5,793)	-	(1,634)
Surrenders and withdrawals	(14,273)	(57,509)	(66)	(12,716)
Transfers between Divisions
(including fixed account), net	10,068	104,398	(16)	4,814
Increase (decrease) in net assets derived from
principal transactions	(3,755)	46,097	(82)	(8,437)
Total increase (decrease) in net assets	23,269	64,543	(65)	7,610
Net assets at December 31, 2012	$ 198,630	$ 568,856	$ 69	$ 146,114

The accompanying notes are an integral part of these financial statements.
66

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Clarion	ING Clarion
		Global Real	Global Real	ING Clarion
		Estate	Estate	Real Estate
	ING Bond	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 500,271	$ 148,699	$ 2,264	$ 322,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	945	1,253	10	(3,710)
Total realized gain (loss) on investments
and capital gains distributions	14,974	(7,827)	(169)	(28,568)
Net unrealized appreciation (depreciation)
of investments	(1,823)	(3,437)	(5)	53,114
Net increase (decrease) in net assets from operations	14,096	(10,011)	(164)	20,836
Changes from principal transactions:
Premiums	5,253	219	-	98
Death Benefits	(4,601)	(1,088)	(8)	(4,016)
Surrenders and withdrawals	(31,238)	(8,368)	(146)	(32,265)
Transfers between Divisions
(including fixed account), net	(20,043)	(8,689)	(131)	(14,007)
Increase (decrease) in net assets derived from
principal transactions	(50,629)	(17,926)	(285)	(50,190)
Total increase (decrease) in net assets	(36,533)	(27,937)	(449)	(29,354)
Net assets at December 31, 2011	463,738	120,762	1,815	292,946

Increase (decrease) in net assets
Operations:
Net investment income (loss)	318	(2,568)	(45)	(4,411)
Total realized gain (loss) on investments
and capital gains distributions	23,829	(3,587)	(105)	(22,078)
Net unrealized appreciation (depreciation)
of investments	(7,352)	32,157	529	62,236
Net increase (decrease) in net assets from operations	16,795	26,002	379	35,747
Changes from principal transactions:
Premiums	4,942	201	-	95
Death Benefits	(5,190)	(1,140)	(2)	(5,158)
Surrenders and withdrawals	(32,239)	(8,234)	(143)	(28,958)
Transfers between Divisions
(including fixed account), net	(1,763)	(6,915)	(114)	(11,413)
Increase (decrease) in net assets derived from
principal transactions	(34,250)	(16,088)	(259)	(45,434)
Total increase (decrease) in net assets	(17,455)	9,914	120	(9,687)
Net assets at December 31, 2012	$ 446,283	$ 130,676	$ 1,935	$ 283,259

The accompanying notes are an integral part of these financial statements. 67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Clarion	ING DFA	ING FMRSM	ING FMRSM
	Real Estate	World Equity	Diversified Mid	Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 21,031	$ 222,454	$ 879,120	$ 37,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(323)	(619)	(16,920)	(854)
Total realized gain (loss) on investments
and capital gains distributions	(814)	(9,816)	16,739	529
Net unrealized appreciation (depreciation)
of investments	2,420	(11,536)	(99,698)	(4,364)
Net increase (decrease) in net assets from operations	1,283	(21,971)	(99,879)	(4,689)
Changes from principal transactions:
Premiums	1	2,448	4,636	37
Death Benefits	(163)	(1,726)	(10,394)	(139)
Surrenders and withdrawals	(1,352)	(9,687)	(73,472)	(2,011)
Transfers between Divisions
(including fixed account), net	(593)	(34,729)	(73,095)	(929)
Increase (decrease) in net assets derived from
principal transactions	(2,107)	(43,694)	(152,325)	(3,042)
Total increase (decrease) in net assets	(824)	(65,665)	(252,204)	(7,731)
Net assets at December 31, 2011	20,207	156,789	626,916	29,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(390)	(776)	(11,531)	(700)
Total realized gain (loss) on investments
and capital gains distributions	(884)	(3,040)	1,507	291
Net unrealized appreciation (depreciation)
of investments	3,677	26,004	80,705	3,685
Net increase (decrease) in net assets from operations	2,403	22,188	70,681	3,276
Changes from principal transactions:
Premiums	-	2,026	4,796	18
Death Benefits	(118)	(1,698)	(10,479)	(205)
Surrenders and withdrawals	(1,584)	(7,126)	(55,185)	(1,663)
Transfers between Divisions
(including fixed account), net	(671)	(11,461)	(40,412)	(852)
Increase (decrease) in net assets derived from
principal transactions	(2,373)	(18,259)	(101,280)	(2,702)
Total increase (decrease) in net assets	30	3,929	(30,599)	574
Net assets at December 31, 2012	$ 20,237	$ 160,718	$ 596,317	$ 30,178

The accompanying notes are an integral part of these financial statements.
68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding
	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2011	$ 448,938	$ 8,983	$ 200,678	$ 857,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,871	254	1,814	(2,193)
Total realized gain (loss) on investments
and capital gains distributions	(8,436)	(179)	(4,723)	(22,689)
Net unrealized appreciation (depreciation)
of investments	(7,611)	(115)	(3,018)	(5,336)
Net increase (decrease) in net assets from operations	(1,176)	(40)	(5,927)	(30,218)
Changes from principal transactions:
Premiums	4,564	24	1,957	6,767
Death Benefits	(5,258)	(63)	(1,816)	(7,177)
Surrenders and withdrawals	(32,737)	(658)	(11,943)	(37,714)
Transfers between Divisions
(including fixed account), net	41,927	762	(4,785)	(40,822)
Increase (decrease) in net assets derived from
principal transactions	8,496	65	(16,587)	(78,946)
Total increase (decrease) in net assets	7,320	25	(22,514)	(109,164)
Net assets at December 31, 2011	456,258	9,008	178,164	747,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,317	296	(1,726)	8,274
Total realized gain (loss) on investments
and capital gains distributions	(6,867)	163	(4,250)	(13,285)
Net unrealized appreciation (depreciation)
of investments	34,961	411	24,395	97,911
Net increase (decrease) in net assets from operations	44,411	870	18,419	92,900
Changes from principal transactions:
Premiums	3,389	-	1,472	5,532
Death Benefits	(5,599)	(173)	(1,902)	(7,821)
Surrenders and withdrawals	(37,042)	(457)	(11,678)	(44,824)
Transfers between Divisions
(including fixed account), net	22,263	1,011	(7,908)	(25,372)
Increase (decrease) in net assets derived from
principal transactions	(16,989)	381	(20,016)	(72,485)
Total increase (decrease) in net assets	27,422	1,251	(1,597)	20,415
Net assets at December 31, 2012	$ 483,680	$ 10,259	$ 176,567	$ 768,266

The accompanying notes are an integral part of these financial statements.
69

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Invesco
				Van Kampen
	ING Global	ING Global	ING Global	Growth and
	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ -	$ 653,531	$ 30,533	$ 460,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,165)	(12,000)	(659)	(4,125)
Total realized gain (loss) on investments
and capital gains distributions	(3,055)	(14,694)	(164)	10,484
Net unrealized appreciation (depreciation)
of investments	(12,737)	(37,942)	(2,491)	(24,374)
Net increase (decrease) in net assets from operations	(16,957)	(64,636)	(3,314)	(18,015)
Changes from principal transactions:
Premiums	1,569	162	1	1,798
Death Benefits	(341)	(5,108)	(280)	(11,952)
Surrenders and withdrawals	(3,589)	(45,240)	(1,349)	(36,822)
Transfers between Divisions
(including fixed account), net	107,262	(47,432)	(792)	(11,902)
Increase (decrease) in net assets derived from
principal transactions	104,901	(97,618)	(2,420)	(58,878)
Total increase (decrease) in net assets	87,944	(162,254)	(5,734)	(76,893)
Net assets at December 31, 2011	87,944	491,277	24,799	383,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,745)	(8,224)	(496)	(1,574)
Total realized gain (loss) on investments
and capital gains distributions	(9,349)	(25,567)	(549)	(8,164)
Net unrealized appreciation (depreciation)
of investments	5,143	9,264	(289)	55,203
Net increase (decrease) in net assets from operations	(5,951)	(24,527)	(1,334)	45,465
Changes from principal transactions:
Premiums	911	149	1	1,843
Death Benefits	(382)	(3,871)	(117)	(12,024)
Surrenders and withdrawals	(5,199)	(31,439)	(1,349)	(33,155)
Transfers between Divisions
(including fixed account), net	(5,109)	(20,927)	(415)	(12,018)
Increase (decrease) in net assets derived from
principal transactions	(9,779)	(56,088)	(1,880)	(55,354)
Total increase (decrease) in net assets	(15,730)	(80,615)	(3,214)	(9,889)
Net assets at December 31, 2012	$ 72,214	$ 410,662	$ 21,585	$ 373,644

The accompanying notes are an integral part of these financial statements.
70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core
	Income	Markets Equity Markets Equity		Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 52,570	$ 657,788	$ 35,486	$ 257,411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(788)	(9,954)	(610)	(5,091)
Total realized gain (loss) on investments
and capital gains distributions	(784)	12,708	2,397	(5,048)
Net unrealized appreciation (depreciation)
of investments	(848)	(133,654)	(8,715)	3,052
Net increase (decrease) in net assets from operations	(2,420)	(130,900)	(6,928)	(7,087)
Changes from principal transactions:
Premiums	12	4,929	-	1,480
Death Benefits	(464)	(4,227)	(172)	(1,607)
Surrenders and withdrawals	(3,683)	(43,624)	(2,031)	(18,328)
Transfers between Divisions
(including fixed account), net	(1,482)	11,179	(879)	(7,974)
Increase (decrease) in net assets derived from
principal transactions	(5,617)	(31,743)	(3,082)	(26,429)
Total increase (decrease) in net assets	(8,037)	(162,643)	(10,010)	(33,516)
Net assets at December 31, 2011	44,533	495,145	25,476	223,895

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	(14,044)	(721)	(5,682)
Total realized gain (loss) on investments
and capital gains distributions	(613)	(7,835)	1,292	20,877
Net unrealized appreciation (depreciation)
of investments	5,962	99,394	3,295	17,881
Net increase (decrease) in net assets from operations	4,863	77,515	3,866	33,076
Changes from principal transactions:
Premiums	24	4,392	(1)	1,538
Death Benefits	(449)	(4,988)	(129)	(1,881)
Surrenders and withdrawals	(3,339)	(35,740)	(1,265)	(17,239)
Transfers between Divisions
(including fixed account), net	(985)	29,224	(1,004)	(15,425)
Increase (decrease) in net assets derived from
principal transactions	(4,749)	(7,112)	(2,399)	(33,007)
Total increase (decrease) in net assets	114	70,403	1,467	69
Net assets at December 31, 2012	$ 44,647	$ 565,548	$ 26,943	$ 223,964

The accompanying notes are an integral part of these financial statements.
71

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 38,538	$ -	$ 121,916	$ 886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(900)	-	(5,190)	(23)
Total realized gain (loss) on investments
and capital gains distributions	198	-	25,733	72
Net unrealized appreciation (depreciation)
of investments	(580)	-	(23,630)	(55)
Net increase (decrease) in net assets from operations	(1,282)	-	(3,087)	(6)
Changes from principal transactions:
Premiums	3	-	1,442	-
Death Benefits	(492)	-	(1,111)	-
Surrenders and withdrawals	(2,502)	-	(14,155)	(72)
Transfers between Divisions
(including fixed account), net	(2,183)	-	112,727	(24)
Increase (decrease) in net assets derived from
principal transactions	(5,174)	-	98,903	(96)
Total increase (decrease) in net assets	(6,456)	-	95,816	(102)
Net assets at December 31, 2011	32,082	-	217,732	784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(925)	(22,513)	(5,527)	(20)
Total realized gain (loss) on investments
and capital gains distributions	569	4,975	16,657	21
Net unrealized appreciation (depreciation)
of investments	5,071	97,608	20,382	111
Net increase (decrease) in net assets from operations	4,715	80,070	31,512	112
Changes from principal transactions:
Premiums	2	4,508	575	-
Death Benefits	(270)	(8,393)	(2,205)	(14)
Surrenders and withdrawals	(2,463)	(56,134)	(16,567)	(12)
Transfers between Divisions
(including fixed account), net	(896)	1,881,228	(16,507)	(14)
Increase (decrease) in net assets derived from
principal transactions	(3,627)	1,821,209	(34,704)	(40)
Total increase (decrease) in net assets	1,088	1,901,279	(3,192)	72
Net assets at December 31, 2012	$ 33,170	$ 1,901,279	$ 214,540	$ 856

The accompanying notes are an integral part of these financial statements.
72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Limited	ING Liquid	ING Liquid
	ING Large Cap	Maturity Bond	Assets	Assets
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ -	$ 94,829	$ 1,063,594	$ 23,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(757)	1,105	(27,386)	(617)
Total realized gain (loss) on investments
and capital gains distributions	(836)	(2,671)	291	6
Net unrealized appreciation (depreciation)
of investments	763	1,059	-	-
Net increase (decrease) in net assets from operations	(830)	(507)	(27,095)	(611)
Changes from principal transactions:
Premiums	294	(18)	21,374	1,001
Death Benefits	(1,419)	(3,202)	(15,050)	(192)
Surrenders and withdrawals	(7,240)	(12,513)	(363,002)	(13,161)
Transfers between Divisions
(including fixed account), net	73,935	(2,825)	314,406	9,264
Increase (decrease) in net assets derived from
principal transactions	65,570	(18,558)	(42,272)	(3,088)
Total increase (decrease) in net assets	64,740	(19,065)	(69,367)	(3,699)
Net assets at December 31, 2011	64,740	75,764	994,227	19,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(245)	(737)	(21,544)	(449)
Total realized gain (loss) on investments
and capital gains distributions	2,597	(1,426)	59	1
Net unrealized appreciation (depreciation)
of investments	6,005	1,929	-	-
Net increase (decrease) in net assets from operations	8,357	(234)	(21,485)	(448)
Changes from principal transactions:
Premiums	285	13	14,478	403
Death Benefits	(1,318)	(2,660)	(20,576)	(439)
Surrenders and withdrawals	(10,047)	(9,569)	(266,991)	(8,311)
Transfers between Divisions
(including fixed account), net	14,863	(587)	123,102	4,886
Increase (decrease) in net assets derived from
principal transactions	3,783	(12,803)	(149,987)	(3,461)
Total increase (decrease) in net assets	12,140	(13,037)	(171,472)	(3,909)
Net assets at December 31, 2012	$ 76,880	$ 62,727	$ 822,755	$ 15,419

The accompanying notes are an integral part of these financial statements.
73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Marsico	ING Marsico	ING MFS Total	ING MFS Total
	Growth	Growth	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 502,962	$ 18,769	$ 742,863	$ 34,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,711)	(468)	760	(149)
Total realized gain (loss) on investments
and capital gains distributions	45,214	527	(15,414)	(1,228)
Net unrealized appreciation (depreciation)
of investments	(53,861)	(834)	10,803	928
Net increase (decrease) in net assets from operations	(18,358)	(775)	(3,851)	(449)
Changes from principal transactions:
Premiums	3,314	6	4,364	14
Death Benefits	(10,652)	(135)	(16,030)	(288)
Surrenders and withdrawals	(42,353)	(1,259)	(72,532)	(2,001)
Transfers between Divisions
(including fixed account), net	(17,241)	(239)	(19,187)	(797)
Increase (decrease) in net assets derived from
principal transactions	(66,932)	(1,627)	(103,385)	(3,072)
Total increase (decrease) in net assets	(85,290)	(2,402)	(107,236)	(3,521)
Net assets at December 31, 2011	417,672	16,367	635,627	30,990

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,584)	(426)	761	(170)
Total realized gain (loss) on investments
and capital gains distributions	33,265	509	(16,289)	(588)
Net unrealized appreciation (depreciation)
of investments	15,787	1,441	68,715	3,125
Net increase (decrease) in net assets from operations	40,468	1,524	53,187	2,367
Changes from principal transactions:
Premiums	2,448	2	4,584	66
Death Benefits	(10,154)	(222)	(15,466)	(269)
Surrenders and withdrawals	(36,007)	(927)	(62,581)	(2,187)
Transfers between Divisions
(including fixed account), net	(9,185)	(206)	(1,279)	(35)
Increase (decrease) in net assets derived from
principal transactions	(52,898)	(1,353)	(74,742)	(2,425)
Total increase (decrease) in net assets	(12,430)	171	(21,555)	(58)
Net assets at December 31, 2012	$ 405,242	$ 16,538	$ 614,072	$ 30,932

The accompanying notes are an integral part of these financial statements.
74

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING
		ING Morgan	ING Morgan	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Active
	Utilities	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 431,592	$ 326,147	$ 62,764	$ 60,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,298	(886)	(320)	(1,460)
Total realized gain (loss) on investments
and capital gains distributions	(14,338)	(1,028)	1,762	5,331
Net unrealized appreciation (depreciation)
of investments	25,614	21,385	2,267	(7,753)
Net increase (decrease) in net assets from operations	15,574	19,471	3,709	(3,882)
Changes from principal transactions:
Premiums	5,069	2,845	67	822
Death Benefits	(3,936)	(3,234)	(598)	(487)
Surrenders and withdrawals	(33,233)	(22,101)	(4,785)	(3,297)
Transfers between Divisions
(including fixed account), net	48,812	9,970	(2,359)	(2,420)
Increase (decrease) in net assets derived from
principal transactions	16,712	(12,520)	(7,675)	(5,382)
Total increase (decrease) in net assets	32,286	6,951	(3,966)	(9,264)
Net assets at December 31, 2011	463,878	333,098	58,798	50,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,098	(3,373)	(753)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(15,205)	13,884	4,507	1,147
Net unrealized appreciation (depreciation)
of investments	58,800	31,806	3,375	3,600
Net increase (decrease) in net assets from operations	45,693	42,317	7,129	4,744
Changes from principal transactions:
Premiums	4,135	2,345	62	593
Death Benefits	(5,428)	(3,031)	(482)	(359)
Surrenders and withdrawals	(35,281)	(26,718)	(4,852)	(2,332)
Transfers between Divisions
(including fixed account), net	(12,822)	9,506	(1,129)	(4,202)
Increase (decrease) in net assets derived from
principal transactions	(49,396)	(17,898)	(6,401)	(6,300)
Total increase (decrease) in net assets	(3,703)	24,419	728	(1,556)
Net assets at December 31, 2012	$ 460,175	$ 357,517	$ 59,526	$ 49,203

The accompanying notes are an integral part of these financial statements.
75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 519,986	$ 2,995,230	$ 73,254	$ 57,938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,043	45,341	951	(621)
Total realized gain (loss) on investments
and capital gains distributions	(2,553)	131,304	4,358	237
Net unrealized appreciation (depreciation)
of investments	(12,874)	(155,150)	(4,911)	(3,366)
Net increase (decrease) in net assets from operations	9,616	21,495	398	(3,750)
Changes from principal transactions:
Premiums	2,512	25,877	75	250
Death Benefits	(8,955)	(32,139)	(554)	(540)
Surrenders and withdrawals	(57,362)	(241,232)	(10,855)	(4,637)
Transfers between Divisions
(including fixed account), net	40,480	50,421	3,518	(879)
Increase (decrease) in net assets derived from
principal transactions	(23,325)	(197,073)	(7,816)	(5,806)
Total increase (decrease) in net assets	(13,709)	(175,578)	(7,418)	(9,556)
Net assets at December 31, 2011	506,277	2,819,652	65,836	48,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,236	24,047	352	(598)
Total realized gain (loss) on investments
and capital gains distributions	938	29,270	190	(366)
Net unrealized appreciation (depreciation)
of investments	36,790	110,960	3,141	4,477
Net increase (decrease) in net assets from operations	59,964	164,277	3,683	3,513
Changes from principal transactions:
Premiums	3,014	23,119	84	241
Death Benefits	(8,914)	(31,092)	(451)	(605)
Surrenders and withdrawals	(61,798)	(230,667)	(5,965)	(4,346)
Transfers between Divisions
(including fixed account), net	92,184	184,673	1,702	(1,803)
Increase (decrease) in net assets derived from
principal transactions	24,486	(53,967)	(4,630)	(6,513)
Total increase (decrease) in net assets	84,450	110,310	(947)	(3,000)
Net assets at December 31, 2012	$ 590,727	$ 2,929,962	$ 64,889	$ 45,382

The accompanying notes are an integral part of these financial statements.
76

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Mid Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2011	$ 572,449	$ 470,803	$ 4,611,727	$ 3,185,520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(4,733)	(84,105)	(46,691)
Total realized gain (loss) on investments
and capital gains distributions	1,707	16,679	55,907	39,098
Net unrealized appreciation (depreciation)
of investments	(33,023)	571	(139,667)	(65,826)
Net increase (decrease) in net assets from operations	(37,789)	12,517	(167,865)	(73,419)
Changes from principal transactions:
Premiums	2,881	5,306	42,896	24,135
Death Benefits	(7,225)	(4,923)	(40,032)	(39,428)
Surrenders and withdrawals	(44,054)	(34,728)	(197,531)	(169,785)
Transfers between Divisions
(including fixed account), net	(24,437)	106,029	(137,508)	(68,075)
Increase (decrease) in net assets derived from
principal transactions	(72,835)	71,684	(332,175)	(253,153)
Total increase (decrease) in net assets	(110,624)	84,201	(500,040)	(326,572)
Net assets at December 31, 2011	461,825	555,004	4,111,687	2,858,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,322)	2,446	(15,500)	(884)
Total realized gain (loss) on investments
and capital gains distributions	1,672	19,247	65,751	48,345
Net unrealized appreciation (depreciation)
of investments	43,206	6,886	348,163	195,022
Net increase (decrease) in net assets from operations	37,556	28,579	398,414	242,483
Changes from principal transactions:
Premiums	2,655	3,633	31,152	17,402
Death Benefits	(6,719)	(6,486)	(37,628)	(36,700)
Surrenders and withdrawals	(36,291)	(44,470)	(188,129)	(176,880)
Transfers between Divisions
(including fixed account), net	(20,741)	48,665	(107,005)	(52,372)
Increase (decrease) in net assets derived from
principal transactions	(61,096)	1,342	(301,610)	(248,550)
Total increase (decrease) in net assets	(23,540)	29,921	96,804	(6,067)
Net assets at December 31, 2012	$ 438,285	$ 584,925	$ 4,208,491	$ 2,852,881

The accompanying notes are an integral part of these financial statements.
77

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity
	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 1,823,032	$ 2,636,403	$ 83,486	$ 685,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,776)	(16,539)	(845)	(3,318)
Total realized gain (loss) on investments
and capital gains distributions	21,753	77,517	(654)	(4,738)
Net unrealized appreciation (depreciation)
of investments	(7,486)	(50,721)	1,563	(16,655)
Net increase (decrease) in net assets from operations	(5,509)	10,257	64	(24,711)
Changes from principal transactions:
Premiums	14,570	24,676	53	4,033
Death Benefits	(26,638)	(33,095)	(856)	(9,883)
Surrenders and withdrawals	(101,101)	(215,118)	(8,224)	(56,847)
Transfers between Divisions
(including fixed account), net	(22,874)	(52,715)	(1,420)	45,446
Increase (decrease) in net assets derived from
principal transactions	(136,043)	(276,252)	(10,447)	(17,251)
Total increase (decrease) in net assets	(141,552)	(265,995)	(10,383)	(41,962)
Net assets at December 31, 2011	1,681,480	2,370,408	73,103	643,106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,228	(21,978)	(998)	(3,624)
Total realized gain (loss) on investments
and capital gains distributions	25,815	84,928	2,207	(580)
Net unrealized appreciation (depreciation)
of investments	85,932	206,957	6,940	93,445
Net increase (decrease) in net assets from operations	121,975	269,907	8,149	89,241
Changes from principal transactions:
Premiums	11,922	19,827	274	3,938
Death Benefits	(27,093)	(34,550)	(877)	(11,894)
Surrenders and withdrawals	(117,053)	(199,731)	(5,781)	(57,709)
Transfers between Divisions
(including fixed account), net	(2,767)	35,567	2,294	(21,475)
Increase (decrease) in net assets derived from
principal transactions	(134,991)	(178,887)	(4,090)	(87,140)
Total increase (decrease) in net assets	(13,016)	91,020	4,059	2,101
Net assets at December 31, 2012	$ 1,668,464	$ 2,461,428	$ 77,162	$ 645,207

The accompanying notes are an integral part of these financial statements.
78

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth Global Growth
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 23,922	$ 166,057	$ 286,405	$ 4,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	1,414	(2,192)	(62)
Total realized gain (loss) on investments
and capital gains distributions	(483)	(8,521)	3,451	(104)
Net unrealized appreciation (depreciation)
of investments	(238)	(15,620)	(23,014)	(184)
Net increase (decrease) in net assets from operations	(938)	(22,727)	(21,755)	(350)
Changes from principal transactions:
Premiums	9	1,100	1,810	3
Death Benefits	(252)	(1,021)	(4,689)	(12)
Surrenders and withdrawals	(1,646)	(10,404)	(23,614)	(321)
Transfers between Divisions
(including fixed account), net	2,194	(2,370)	(9,620)	(151)
Increase (decrease) in net assets derived from
principal transactions	305	(12,695)	(36,113)	(481)
Total increase (decrease) in net assets	(633)	(35,422)	(57,868)	(831)
Net assets at December 31, 2011	23,289	130,635	228,537	3,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(219)	(3,302)	(1,195)	(43)
Total realized gain (loss) on investments
and capital gains distributions	(267)	(15,703)	(863)	(89)
Net unrealized appreciation (depreciation)
of investments	3,585	38,693	42,699	837
Net increase (decrease) in net assets from operations	3,099	19,688	40,641	705
Changes from principal transactions:
Premiums	64	1,131	1,509	4
Death Benefits	(260)	(1,728)	(4,393)	(23)
Surrenders and withdrawals	(1,708)	(8,747)	(20,713)	(190)
Transfers between Divisions
(including fixed account), net	(170)	3,842	(2,318)	230
Increase (decrease) in net assets derived from
principal transactions	(2,074)	(5,502)	(25,915)	21
Total increase (decrease) in net assets	1,025	14,186	14,726	726
Net assets at December 31, 2012	$ 24,314	$ 144,821	$ 243,263	$ 4,627

The accompanying notes are an integral part of these financial statements.
79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING American		ING Columbia
		Century Small-	ING Baron	Small Cap
	ING Diversified	Mid Cap Value	Growth	Value II
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 178	$ 3,047	$ 342,203	$ 153,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(14)	(9,161)	(3,097)
Total realized gain (loss) on investments
and capital gains distributions	(6)	510	1,071	1,260
Net unrealized appreciation (depreciation)
of investments	(17)	(666)	2,806	(5,379)
Net increase (decrease) in net assets from operations	(25)	(170)	(5,284)	(7,216)
Changes from principal transactions:
Premiums	-	124	3,746	42
Death Benefits	-	(6)	(1,956)	(1,486)
Surrenders and withdrawals	(25)	(846)	(21,686)	(7,006)
Transfers between Divisions
(including fixed account), net	-	(174)	18,748	(10,734)
Increase (decrease) in net assets derived from
principal transactions	(25)	(902)	(1,148)	(19,184)
Total increase (decrease) in net assets	(50)	(1,072)	(6,432)	(26,400)
Net assets at December 31, 2011	128	1,975	335,771	127,517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(11)	(8,804)	(3,000)
Total realized gain (loss) on investments
and capital gains distributions	(25)	342	26,578	1,735
Net unrealized appreciation (depreciation)
of investments	40	(75)	34,570	14,966
Net increase (decrease) in net assets from operations	16	256	52,344	13,701
Changes from principal transactions:
Premiums	-	46	4,822	36
Death Benefits	-	-	(2,972)	(1,020)
Surrenders and withdrawals	(43)	(485)	(23,363)	(6,396)
Transfers between Divisions
(including fixed account), net	(1)	36	(15,525)	(8,839)
Increase (decrease) in net assets derived from
principal transactions	(44)	(403)	(37,038)	(16,219)
Total increase (decrease) in net assets	(28)	(147)	15,306	(2,518)
Net assets at December 31, 2012	$ 100	$ 1,828	$ 351,077	$ 124,999

The accompanying notes are an integral part of these financial statements.
80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Davis New		ING Growth	ING Growth
	York Venture	ING Global	and Income	and Income
	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 291,613	$ 9,633	$ 1,384	$ 8,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,201)	543	(8)	(122)
Total realized gain (loss) on investments
and capital gains distributions	(8,149)	135	89	(51)
Net unrealized appreciation (depreciation)
of investments	(6,855)	(470)	(226)	(1,004)
Net increase (decrease) in net assets from operations	(19,205)	208	(145)	(1,177)
Changes from principal transactions:
Premiums	2,253	90	4	23
Death Benefits	(2,609)	(53)	(4)	(99)
Surrenders and withdrawals	(14,548)	(1,697)	(338)	(419)
Transfers between Divisions
(including fixed account), net	(14,771)	749	(6)	(261)
Increase (decrease) in net assets derived from
principal transactions	(29,675)	(911)	(344)	(756)
Total increase (decrease) in net assets	(48,880)	(703)	(489)	(1,933)
Net assets at December 31, 2011	242,733	8,930	895	6,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,545)	397	(8)	(127)
Total realized gain (loss) on investments
and capital gains distributions	(4,582)	27	59	(157)
Net unrealized appreciation (depreciation)
of investments	32,595	113	17	689
Net increase (decrease) in net assets from operations	22,468	537	68	405
Changes from principal transactions:
Premiums	2,007	23	3	32
Death Benefits	(3,186)	(32)	(107)	(27)
Surrenders and withdrawals	(13,537)	(744)	(137)	(497)
Transfers between Divisions
(including fixed account), net	(5,721)	(147)	(11)	(547)
Increase (decrease) in net assets derived from
principal transactions	(20,437)	(900)	(252)	(1,039)
Total increase (decrease) in net assets	2,031	(363)	(184)	(634)
Net assets at December 31, 2012	$ 244,764	$ 8,567	$ 711	$ 5,714

The accompanying notes are an integral part of these financial statements.
81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2011	$ 189,031	$ 2,046	$ 207,495	$ 121,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,183)	24	(958)	(2,108)
Total realized gain (loss) on investments
and capital gains distributions	(6,672)	20	(2,510)	15,019
Net unrealized appreciation (depreciation)
of investments	1,288	(69)	(3,013)	(14,481)
Net increase (decrease) in net assets from operations	(7,567)	(25)	(6,481)	(1,570)
Changes from principal transactions:
Premiums	1,409	-	1,374	1,280
Death Benefits	(2,068)	-	(2,513)	(1,137)
Surrenders and withdrawals	(14,291)	(365)	(15,594)	(8,676)
Transfers between Divisions
(including fixed account), net	6,564	(116)	(10,198)	14,596
Increase (decrease) in net assets derived from
principal transactions	(8,386)	(481)	(26,931)	6,063
Total increase (decrease) in net assets	(15,953)	(506)	(33,412)	4,493
Net assets at December 31, 2011	173,078	1,540	174,083	125,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,544)	26	(1,065)	(2,723)
Total realized gain (loss) on investments
and capital gains distributions	(4,783)	14	(1,338)	8,079
Net unrealized appreciation (depreciation)
of investments	34,064	138	19,826	17,490
Net increase (decrease) in net assets from operations	26,737	178	17,423	22,846
Changes from principal transactions:
Premiums	1,324	-	1,842	1,525
Death Benefits	(1,606)	-	(2,496)	(968)
Surrenders and withdrawals	(14,830)	(176)	(13,479)	(10,178)
Transfers between Divisions
(including fixed account), net	4,369	(40)	(1,064)	29,001
Increase (decrease) in net assets derived from
principal transactions	(10,743)	(216)	(15,197)	19,380
Total increase (decrease) in net assets	15,994	(38)	2,226	42,226
Net assets at December 31, 2012	$ 189,072	$ 1,502	$ 176,309	$ 168,040

The accompanying notes are an integral part of these financial statements.
82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 6,776	$ 124,699	$ 7,923	$ 17,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(1,384)	121	252
Total realized gain (loss) on investments
and capital gains distributions	199	(2,785)	215	(380)
Net unrealized appreciation (depreciation)
of investments	(701)	(9,838)	(190)	(217)
Net increase (decrease) in net assets from operations	(494)	(14,007)	146	(345)
Changes from principal transactions:
Premiums	-	1,060	-	50
Death Benefits	(102)	(1,068)	(105)	(286)
Surrenders and withdrawals	(1,119)	(8,584)	(742)	(1,647)
Transfers between Divisions
(including fixed account), net	(189)	14,346	(972)	(537)
Increase (decrease) in net assets derived from
principal transactions	(1,410)	5,754	(1,819)	(2,420)
Total increase (decrease) in net assets	(1,904)	(8,253)	(1,673)	(2,765)
Net assets at December 31, 2011	4,872	116,446	6,250	15,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1,671)	101	375
Total realized gain (loss) on investments
and capital gains distributions	144	(6,479)	90	(107)
Net unrealized appreciation (depreciation)
of investments	758	28,311	187	1,154
Net increase (decrease) in net assets from operations	906	20,161	378	1,422
Changes from principal transactions:
Premiums	-	988	-	133
Death Benefits	(31)	(1,203)	(74)	(67)
Surrenders and withdrawals	(908)	(8,197)	(1,102)	(942)
Transfers between Divisions
(including fixed account), net	(64)	2,696	(193)	(154)
Increase (decrease) in net assets derived from
principal transactions	(1,003)	(5,716)	(1,369)	(1,030)
Total increase (decrease) in net assets	(97)	14,445	(991)	392
Net assets at December 31, 2012	$ 4,775	$ 130,891	$ 5,259	$ 15,403

The accompanying notes are an integral part of these financial statements.
83

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 18,481	$ 11,158	$ 1,270	$ 6,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(11)	(9)	170
Total realized gain (loss) on investments
and capital gains distributions	(395)	(304)	(21)	(50)
Net unrealized appreciation (depreciation)
of investments	(505)	(398)	(46)	(181)
Net increase (decrease) in net assets from operations	(823)	(713)	(76)	(61)
Changes from principal transactions:
Premiums	447	239	3	13
Death Benefits	(367)	(180)	-	(92)
Surrenders and withdrawals	(1,276)	(405)	(43)	(467)
Transfers between Divisions
(including fixed account), net	(59)	(322)	(23)	(128)
Increase (decrease) in net assets derived from
principal transactions	(1,255)	(668)	(63)	(674)
Total increase (decrease) in net assets	(2,078)	(1,381)	(139)	(735)
Net assets at December 31, 2011	16,403	9,777	1,131	6,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	168	38	-	181
Total realized gain (loss) on investments
and capital gains distributions	(147)	(202)	(6)	(64)
Net unrealized appreciation (depreciation)
of investments	1,830	1,404	157	348
Net increase (decrease) in net assets from operations	1,851	1,240	151	465
Changes from principal transactions:
Premiums	72	12	3	24
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1,590)	(1,319)	(19)	(962)
Transfers between Divisions
(including fixed account), net	(344)	(302)	17	293
Increase (decrease) in net assets derived from
principal transactions	(1,862)	(1,609)	1	(645)
Total increase (decrease) in net assets	(11)	(369)	152	(180)
Net assets at December 31, 2012	$ 16,392	$ 9,408	$ 1,283	$ 5,875

The accompanying notes are an integral part of these financial statements.
84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING T. Rowe
	Price Diversified	ING T. Rowe		ING UBS U.S.
	Mid Cap	Price Growth	ING Templeton	Large Cap
	Growth	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 11,833	$ 108,925	$ 260,443	$ 6,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(168)	(2,736)	(2,202)	(93)
Total realized gain (loss) on investments
and capital gains distributions	(158)	12,015	(18,388)	(130)
Net unrealized appreciation (depreciation)
of investments	(290)	(14,415)	(16,533)	(41)
Net increase (decrease) in net assets from operations	(616)	(5,136)	(37,123)	(264)
Changes from principal transactions:
Premiums	127	1,395	1,968	7
Death Benefits	(11)	(558)	(1,465)	(39)
Surrenders and withdrawals	(1,815)	(7,504)	(16,647)	(515)
Transfers between Divisions
(including fixed account), net	(187)	8,706	(16,686)	(219)
Increase (decrease) in net assets derived from
principal transactions	(1,886)	2,039	(32,830)	(766)
Total increase (decrease) in net assets	(2,502)	(3,097)	(69,953)	(1,030)
Net assets at December 31, 2011	9,331	105,828	190,490	5,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(3,926)	(1,355)	(87)
Total realized gain (loss) on investments
and capital gains distributions	1,647	16,982	10,412	(81)
Net unrealized appreciation (depreciation)
of investments	(250)	2,522	85,080	703
Net increase (decrease) in net assets from operations	1,267	15,578	94,137	535
Changes from principal transactions:
Premiums	84	1,555	2,501	1
Death Benefits	(12)	(1,288)	(4,241)	(131)
Surrenders and withdrawals	(1,715)	(9,867)	(23,712)	(337)
Transfers between Divisions
(including fixed account), net	(454)	46,368	350,474	(157)
Increase (decrease) in net assets derived from
principal transactions	(2,097)	36,768	325,022	(624)
Total increase (decrease) in net assets	(830)	52,346	419,159	(89)
Net assets at December 31, 2012	$ 8,501	$ 158,174	$ 609,649	$ 5,110

The accompanying notes are an integral part of these financial statements.
85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A
Net assets at January 1, 2011	$ 1,451	$ 601	$ 775	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	8	14	(19,807)
Total realized gain (loss) on investments
and capital gains distributions	(51)	(80)	(35)	(4,004)
Net unrealized appreciation (depreciation)
of investments	24	56	6	(45,338)
Net increase (decrease) in net assets from operations	10	(16)	(15)	(69,149)
Changes from principal transactions:
Premiums	(175)	(126)	120	7,594
Death Benefits	-	-	(4)	(18,267)
Surrenders and withdrawals	-	-	(37)	(69,762)
Transfers between Divisions
(including fixed account), net	-	1	134	1,327,583
Increase (decrease) in net assets derived from
principal transactions	(175)	(125)	213	1,247,148
Total increase (decrease) in net assets	(165)	(141)	198	1,177,999
Net assets at December 31, 2011	1,286	460	973	1,177,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(1)	4	(15,071)
Total realized gain (loss) on investments
and capital gains distributions	(16)	(12)	(32)	11,380
Net unrealized appreciation (depreciation)
of investments	139	73	143	144,912
Net increase (decrease) in net assets from operations	144	60	115	141,221
Changes from principal transactions:
Premiums	131	(15)	14	8,806
Death Benefits	-	-	-	(15,397)
Surrenders and withdrawals	-	-	(21)	(77,200)
Transfers between Divisions
(including fixed account), net	(1)	-	(39)	(37,177)
Increase (decrease) in net assets derived from
principal transactions	130	(15)	(46)	(120,968)
Total increase (decrease) in net assets	274	45	69	20,253
Net assets at December 31, 2012	$ 1,560	$ 505	$ 1,042	$ 1,198,252

The accompanying notes are an integral part of these financial statements.
86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8
Net assets at January 1, 2011	$ 114	$ 449,666	$ 7,465	$ 4,109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1,854)	6	(22)
Total realized gain (loss) on investments
and capital gains distributions	(4)	2,752	(585)	(407)
Net unrealized appreciation (depreciation)
of investments	3	(8,237)	447	346
Net increase (decrease) in net assets from operations	(1)	(7,339)	(132)	(83)
Changes from principal transactions:
Premiums	-	219	(2)	(15)
Death Benefits	-	(7,754)	-	(121)
Surrenders and withdrawals	(35)	(46,532)	(1,576)	(1,242)
Transfers between Divisions
(including fixed account), net	(1)	335,936	(345)	(29)
Increase (decrease) in net assets derived from
principal transactions	(36)	281,869	(1,923)	(1,407)
Total increase (decrease) in net assets	(37)	274,530	(2,055)	(1,490)
Net assets at December 31, 2011	77	724,196	5,410	2,619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6,860)	96	12
Total realized gain (loss) on investments
and capital gains distributions	(1)	14,051	(921)	(384)
Net unrealized appreciation (depreciation)
of investments	11	81,107	813	345
Net increase (decrease) in net assets from operations	10	88,298	(12)	(27)
Changes from principal transactions:
Premiums	-	136	(4)	(1)
Death Benefits	-	(11,097)	-	(124)
Surrenders and withdrawals	(22)	(68,824)	(808)	(679)
Transfers between Divisions
(including fixed account), net	-	(31,488)	(4,586)	(1,788)
Increase (decrease) in net assets derived from
principal transactions	(22)	(111,273)	(5,398)	(2,592)
Total increase (decrease) in net assets	(12)	(22,975)	(5,410)	(2,619)
Net assets at December 31, 2012	$ 65	$ 701,221	$ -	$ -

The accompanying notes are an integral part of these financial statements.
87

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12
Net assets at January 1, 2011	$ 4,036	$ 3,216	$ 4,857	$ 1,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	12	7	13
Total realized gain (loss) on investments
and capital gains distributions	(342)	(244)	(239)	(48)
Net unrealized appreciation (depreciation)
of investments	270	191	180	19
Net increase (decrease) in net assets from operations	(65)	(41)	(52)	(16)
Changes from principal transactions:
Premiums	-	(1)	8	-
Death Benefits	(54)	-	-	(51)
Surrenders and withdrawals	(801)	(932)	(807)	(59)
Transfers between Divisions
(including fixed account), net	(381)	-	(5)	(19)
Increase (decrease) in net assets derived from
principal transactions	(1,236)	(933)	(804)	(129)
Total increase (decrease) in net assets	(1,301)	(974)	(856)	(145)
Net assets at December 31, 2011	2,735	2,242	4,001	1,817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	16	2	9
Total realized gain (loss) on investments
and capital gains distributions	(431)	(380)	(135)	(42)
Net unrealized appreciation (depreciation)
of investments	363	323	42	13
Net increase (decrease) in net assets from operations	(38)	(41)	(91)	(20)
Changes from principal transactions:
Premiums	(3)	-	-	-
Death Benefits	-	-	(54)	(5)
Surrenders and withdrawals	(820)	(1,040)	(339)	(76)
Transfers between Divisions
(including fixed account), net	(1,874)	(1,161)	(2)	(20)
Increase (decrease) in net assets derived from
principal transactions	(2,697)	(2,201)	(395)	(101)
Total increase (decrease) in net assets	(2,735)	(2,242)	(486)	(121)
Net assets at December 31, 2012	$ -	$ -	$ 3,515	$ 1,696

The accompanying notes are an integral part of these financial statements.
88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
			Science and
			Technology	ING Euro
	ING GET U.S.	ING GET U.S.	Opportunities	STOXX 50®
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio -
	Series 13	Series 14	Class S	Class A
Net assets at January 1, 2011	$ 12,854	$ 36,259	$ 263,966	$ 4,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	404	(6,441)	299
Total realized gain (loss) on investments
and capital gains distributions	(169)	(26)	33,032	(2,811)
Net unrealized appreciation (depreciation)
of investments	126	55	(60,848)	(772)
Net increase (decrease) in net assets from operations	8	433	(34,257)	(3,284)
Changes from principal transactions:
Premiums	(1)	(3)	2,645	163
Death Benefits	(128)	(466)	(2,733)	(141)
Surrenders and withdrawals	(3,625)	(6,837)	(17,495)	(1,139)
Transfers between Divisions
(including fixed account), net	(5)	(222)	(14,106)	2,617
Increase (decrease) in net assets derived from
principal transactions	(3,759)	(7,528)	(31,689)	1,500
Total increase (decrease) in net assets	(3,751)	(7,095)	(65,946)	(1,784)
Net assets at December 31, 2011	9,103	29,164	198,020	2,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	259	(5,487)	8
Total realized gain (loss) on investments
and capital gains distributions	(127)	(95)	24,717	(873)
Net unrealized appreciation (depreciation)
of investments	(65)	(692)	(10,575)	1,533
Net increase (decrease) in net assets from operations	(162)	(528)	8,655	668
Changes from principal transactions:
Premiums	-	1	1,715	78
Death Benefits	(89)	(225)	(1,607)	(21)
Surrenders and withdrawals	(1,873)	(4,483)	(13,845)	(342)
Transfers between Divisions
(including fixed account), net	(58)	(129)	(6,733)	5,490
Increase (decrease) in net assets derived from
principal transactions	(2,020)	(4,836)	(20,470)	5,205
Total increase (decrease) in net assets	(2,182)	(5,364)	(11,815)	5,873
Net assets at December 31, 2012	$ 6,921	$ 23,800	$ 186,205	$ 8,828

The accompanying notes are an integral part of these financial statements.
89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING FTSE 100		ING Index Plus	ING Index Plus
	Index®	ING Hang Seng	LargeCap	MidCap
	Portfolio - Class	Index Portfolio -	Portfolio -	Portfolio -
	A	Class S	Class S	Class S
Net assets at January 1, 2011	$ 3,595	$ 81,884	$ 161,332	$ 131,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	5	(660)	(2,162)
Total realized gain (loss) on investments
and capital gains distributions	(1,240)	170	(10,242)	(3,109)
Net unrealized appreciation (depreciation)
of investments	(408)	(13,476)	8,254	1,687
Net increase (decrease) in net assets from operations	(1,670)	(13,301)	(2,648)	(3,584)
Changes from principal transactions:
Premiums	(2,769)	793	49	89
Death Benefits	(86)	(579)	(2,850)	(1,708)
Surrenders and withdrawals	(503)	(3,793)	(18,095)	(9,635)
Transfers between Divisions
(including fixed account), net	3,733	(20,825)	(11,807)	(8,868)
Increase (decrease) in net assets derived from
principal transactions	375	(24,404)	(32,703)	(20,122)
Total increase (decrease) in net assets	(1,295)	(37,705)	(35,351)	(23,706)
Net assets at December 31, 2011	2,300	44,179	125,981	107,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(752)	(993)	(1,934)
Total realized gain (loss) on investments
and capital gains distributions	-	83	(4,899)	(2,138)
Net unrealized appreciation (depreciation)
of investments	275	10,712	20,112	19,187
Net increase (decrease) in net assets from operations	248	10,043	14,220	15,115
Changes from principal transactions:
Premiums	4,770	382	48	85
Death Benefits	(132)	(265)	(3,023)	(1,807)
Surrenders and withdrawals	(283)	(2,479)	(12,886)	(8,187)
Transfers between Divisions
(including fixed account), net	(4,642)	850	(3,868)	(4,750)
Increase (decrease) in net assets derived from
principal transactions	(287)	(1,512)	(19,729)	(14,659)
Total increase (decrease) in net assets	(39)	8,531	(5,509)	456
Net assets at December 31, 2012	$ 2,261	$ 52,710	$ 120,472	$ 108,177

The accompanying notes are an integral part of these financial statements.
90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING Japan	Large Cap
	SmallCap	International	TOPIX Index® Growth Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class S
Net assets at January 1, 2011	$ 99,899	$ 65,044	$ 8,463	$ 142,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,683)	52	(44)	(2,272)
Total realized gain (loss) on investments
and capital gains distributions	(3,407)	774	(149)	11,059
Net unrealized appreciation (depreciation)
of investments	2,183	(8,670)	(1,847)	(7,707)
Net increase (decrease) in net assets from operations	(2,907)	(7,844)	(2,040)	1,080
Changes from principal transactions:
Premiums	48	753	2,890	898
Death Benefits	(1,380)	(208)	(72)	(1,770)
Surrenders and withdrawals	(7,073)	(4,200)	(414)	(11,980)
Transfers between Divisions
(including fixed account), net	(5,109)	(14,057)	740	15,230
Increase (decrease) in net assets derived from
principal transactions	(13,514)	(17,712)	3,144	2,378
Total increase (decrease) in net assets	(16,421)	(25,556)	1,104	3,458
Net assets at December 31, 2011	83,478	39,488	9,567	146,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,789)	65	(77)	(2,641)
Total realized gain (loss) on investments
and capital gains distributions	(2,524)	(409)	(709)	17,997
Net unrealized appreciation (depreciation)
of investments	11,823	6,298	947	1,029
Net increase (decrease) in net assets from operations	7,510	5,954	161	16,385
Changes from principal transactions:
Premiums	27	443	(4,735)	741
Death Benefits	(1,082)	(358)	-	(1,952)
Surrenders and withdrawals	(5,869)	(3,221)	(136)	(14,190)
Transfers between Divisions
(including fixed account), net	(2,644)	2,713	(193)	5,843
Increase (decrease) in net assets derived from
principal transactions	(9,568)	(423)	(5,064)	(9,558)
Total increase (decrease) in net assets	(2,058)	5,531	(4,903)	6,827
Net assets at December 31, 2012	$ 81,420	$ 45,019	$ 4,664	$ 152,860

The accompanying notes are an integral part of these financial statements.
91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2011	$ 355,951	$ 35,226	$ 297,977	$ 120,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,619)	(341)	(5,295)	(1,639)
Total realized gain (loss) on investments
and capital gains distributions	21,769	1,678	21,859	17,402
Net unrealized appreciation (depreciation)
of investments	(21,331)	(2,166)	(29,466)	(21,722)
Net increase (decrease) in net assets from operations	(2,181)	(829)	(12,902)	(5,959)
Changes from principal transactions:
Premiums	1,657	322	1,653	1,216
Death Benefits	(7,615)	(357)	(6,739)	(562)
Surrenders and withdrawals	(35,620)	(5,240)	(21,743)	(7,369)
Transfers between Divisions
(including fixed account), net	(15,225)	9,828	(15,154)	(5,359)
Increase (decrease) in net assets derived from
principal transactions	(56,803)	4,553	(41,983)	(12,074)
Total increase (decrease) in net assets	(58,984)	3,724	(54,885)	(18,033)
Net assets at December 31, 2011	296,967	38,950	243,092	102,824

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(236)	(497)	(5,165)	(1,817)
Total realized gain (loss) on investments
and capital gains distributions	24,920	1,597	16,044	9,085
Net unrealized appreciation (depreciation)
of investments	11,948	4,987	19,064	6,729
Net increase (decrease) in net assets from operations	36,632	6,087	29,943	13,997
Changes from principal transactions:
Premiums	2,205	360	1,188	1,578
Death Benefits	(9,887)	(446)	(5,467)	(1,177)
Surrenders and withdrawals	(31,821)	(5,149)	(21,470)	(8,190)
Transfers between Divisions
(including fixed account), net	35,913	22,120	(732)	14,510
Increase (decrease) in net assets derived from
principal transactions	(3,590)	16,885	(26,481)	6,721
Total increase (decrease) in net assets	33,042	22,972	3,462	20,718
Net assets at December 31, 2012	$ 330,009	$ 61,922	$ 246,554	$ 123,542

The accompanying notes are an integral part of these financial statements.
92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2011	$ 174,052	$ 102,443	$ 232,631	$ 201,282

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,981)	(2,225)	(854)	927
Total realized gain (loss) on investments
and capital gains distributions	23,082	6,818	10,181	(6,031)
Net unrealized appreciation (depreciation)
of investments	(31,952)	(10,456)	70	(6,484)
Net increase (decrease) in net assets from operations	(11,851)	(5,863)	9,397	(11,588)
Changes from principal transactions:
Premiums	1,520	854	2,106	2,084
Death Benefits	(1,278)	(862)	(2,371)	(2,663)
Surrenders and withdrawals	(12,517)	(6,631)	(20,455)	(8,257)
Transfers between Divisions
(including fixed account), net	(13,850)	(49)	76,246	(11,122)
Increase (decrease) in net assets derived from
principal transactions	(26,125)	(6,688)	55,526	(19,958)
Total increase (decrease) in net assets	(37,976)	(12,551)	64,923	(31,546)
Net assets at December 31, 2011	136,076	89,892	297,554	169,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,897)	(2,128)	(1,336)	2,348
Total realized gain (loss) on investments
and capital gains distributions	15,602	7,294	10,574	(2,729)
Net unrealized appreciation (depreciation)
of investments	5,105	4,427	(6,800)	20,189
Net increase (decrease) in net assets from operations	17,810	9,593	2,438	19,808
Changes from principal transactions:
Premiums	1,352	742	2,620	2,508
Death Benefits	(1,457)	(815)	(3,241)	(1,385)
Surrenders and withdrawals	(10,840)	(6,041)	(23,055)	(8,054)
Transfers between Divisions
(including fixed account), net	8,359	(11,162)	(34,592)	(6,285)
Increase (decrease) in net assets derived from
principal transactions	(2,586)	(17,276)	(58,268)	(13,216)
Total increase (decrease) in net assets	15,224	(7,683)	(55,830)	6,592
Net assets at December 31, 2012	$ 151,300	$ 82,209	$ 241,724	$ 176,328

The accompanying notes are an integral part of these financial statements.
93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Legg Mason
				ClearBridge
	ING	ING MidCap	ING SmallCap	Variable Large
	International	Opportunities	Opportunities	Cap Value
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I
Net assets at January 1, 2011	$ 9,445	$ 399,457	$ 68,086	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	(9,715)	(1,600)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,173)	19,709	3,096	(2)
Net unrealized appreciation (depreciation)
of investments	(251)	(26,696)	(2,758)	4
Net increase (decrease) in net assets from operations	(1,360)	(16,702)	(1,262)	3
Changes from principal transactions:
Premiums	73	2,372	29	-
Death Benefits	(16)	(6,288)	(413)	-
Surrenders and withdrawals	(798)	(42,215)	(5,898)	(6)
Transfers between Divisions
(including fixed account), net	(689)	16,675	(1,687)	-
Increase (decrease) in net assets derived from
principal transactions	(1,430)	(29,456)	(7,969)	(6)
Total increase (decrease) in net assets	(2,790)	(46,158)	(9,231)	(3)
Net assets at December 31, 2011	6,655	353,299	58,855	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(7,352)	(1,498)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,058)	26,305	8,623	(2)
Net unrealized appreciation (depreciation)
of investments	2,097	19,276	(270)	12
Net increase (decrease) in net assets from operations	1,092	38,229	6,855	11
Changes from principal transactions:
Premiums	82	1,964	59	-
Death Benefits	(47)	(7,483)	(454)	-
Surrenders and withdrawals	(505)	(34,113)	(6,216)	(11)
Transfers between Divisions
(including fixed account), net	(372)	(2,529)	(821)	(2)
Increase (decrease) in net assets derived from
principal transactions	(842)	(42,161)	(7,432)	(13)
Total increase (decrease) in net assets	250	(3,932)	(577)	(2)
Net assets at December 31, 2012	$ 6,905	$ 349,367	$ 58,278	$ 73

The accompanying notes are an integral part of these financial statements.
94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Legg Mason
	Global Currents		Oppenheimer
	Variable		Main Street	PIMCO Real
	International	Western Asset	Small- & Mid-	Return
	All Cap	Variable High	Cap	Portfolio -
	Opportunity	Income	Fund®/VA -	Administrative
	Portfolio	Portfolio	Service Class	Class
Net assets at January 1, 2011	$ 39	$ 72	$ 1,859	$ 12,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	(16)	468
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1)	(56)	187
Net unrealized appreciation (depreciation)
of investments	(7)	(4)	10	510
Net increase (decrease) in net assets from operations	(6)	-	(62)	1,165
Changes from principal transactions:
Premiums	-	-	16	142
Death Benefits	-	-	(4)	(8)
Surrenders and withdrawals	(1)	(2)	(196)	(1,569)
Transfers between Divisions
(including fixed account), net	1	1	(171)	790
Increase (decrease) in net assets derived from
principal transactions	-	(1)	(355)	(645)
Total increase (decrease) in net assets	(6)	(1)	(417)	520
Net assets at December 31, 2011	33	71	1,442	12,983

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	(16)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(18)	(4)	67	1,231
Net unrealized appreciation (depreciation)
of investments	20	10	169	(223)
Net increase (decrease) in net assets from operations	2	10	220	969
Changes from principal transactions:
Premiums	-	-	6	209
Death Benefits	-	-	-	(21)
Surrenders and withdrawals	(7)	(15)	(104)	(2,065)
Transfers between Divisions
(including fixed account), net	(28)	(1)	(86)	2,739
Increase (decrease) in net assets derived from
principal transactions	(35)	(16)	(184)	862
Total increase (decrease) in net assets	(33)	(6)	36	1,831
Net assets at December 31, 2012	$ -	$ 65	$ 1,478	$ 14,814

The accompanying notes are an integral part of these financial statements.
95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Pioneer Equity
	Income VCT			ProFund VP
	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class II	Bull	Europe 30	Opportunity
Net assets at January 1, 2011	$ 15,665	$ 15,111	$ 9,261	$ 10,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(365)	(134)	(204)
Total realized gain (loss) on investments
and capital gains distributions	(708)	(194)	(686)	(1,534)
Net unrealized appreciation (depreciation)
of investments	1,285	240	(61)	(2,040)
Net increase (decrease) in net assets from operations	660	(319)	(881)	(3,778)
Changes from principal transactions:
Premiums	112	3	1	1
Death Benefits	(34)	(232)	(81)	(110)
Surrenders and withdrawals	(1,648)	(1,982)	(875)	(913)
Transfers between Divisions
(including fixed account), net	(17)	(568)	(476)	14
Increase (decrease) in net assets derived from
principal transactions	(1,587)	(2,779)	(1,431)	(1,008)
Total increase (decrease) in net assets	(927)	(3,098)	(2,312)	(4,786)
Net assets at December 31, 2011	14,738	12,013	6,949	5,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	316	(321)	53	(136)
Total realized gain (loss) on investments
and capital gains distributions	(633)	(172)	(654)	(1,612)
Net unrealized appreciation (depreciation)
of investments	1,476	1,762	1,444	1,213
Net increase (decrease) in net assets from operations	1,159	1,269	843	(535)
Changes from principal transactions:
Premiums	158	6	1	1
Death Benefits	(60)	(427)	(114)	(194)
Surrenders and withdrawals	(2,043)	(1,433)	(718)	(406)
Transfers between Divisions
(including fixed account), net	(524)	(227)	(242)	556
Increase (decrease) in net assets derived from
principal transactions	(2,469)	(2,081)	(1,073)	(43)
Total increase (decrease) in net assets	(1,310)	(812)	(230)	(578)
Net assets at December 31, 2012	$ 13,428	$ 11,201	$ 6,719	$ 5,177

The accompanying notes are an integral part of these financial statements.
96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Invesco Van
	Kampen		Wells Fargo
	American	Wells Fargo	Advantage VT	Wells Fargo
	Franchise	Advantage VT	Index Asset	Advantage VT
	Fund - Class I	Omega Growth	Allocation	Intrinsic Value
	Shares	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2011	$ -	$ 1,487	$ 2,156	$ 807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(39)	11	(16)
Total realized gain (loss) on investments
and capital gains distributions	-	48	(15)	(15)
Net unrealized appreciation (depreciation)
of investments	-	(122)	85	(2)
Net increase (decrease) in net assets from operations	-	(113)	81	(33)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(126)	(116)	(52)
Transfers between Divisions
(including fixed account), net	-	(8)	(69)	(1)
Increase (decrease) in net assets derived from
principal transactions	-	(134)	(185)	(53)
Total increase (decrease) in net assets	-	(247)	(104)	(86)
Net assets at December 31, 2011	-	1,240	2,052	721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(306)	(32)	(22)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(94)	177	29	(16)
Net unrealized appreciation (depreciation)
of investments	(429)	64	189	142
Net increase (decrease) in net assets from operations	(829)	209	196	119
Changes from principal transactions:
Premiums	-	(154)	-	(75)
Death Benefits	(91)	-	(6)	-
Surrenders and withdrawals	(1,184)	(158)	(734)	(16)
Transfers between Divisions
(including fixed account), net	18,829	(15)	(65)	(2)
Increase (decrease) in net assets derived from
principal transactions	17,554	(327)	(805)	(93)
Total increase (decrease) in net assets	16,725	(118)	(609)	26
Net assets at December 31, 2012	$ 16,725	$ 1,122	$ 1,443	$ 747

The accompanying notes are an integral part of these financial statements.
97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2011	$ 436	$ 1,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	2
Total realized gain (loss) on investments
and capital gains distributions	1	53
Net unrealized appreciation (depreciation)
of investments	(17)	(3)
Net increase (decrease) in net assets from operations	(26)	52
Changes from principal transactions:
Premiums	-	-
Death Benefits	-	(5)
Surrenders and withdrawals	(39)	(236)
Transfers between Divisions
(including fixed account), net	(10)	(37)
Increase (decrease) in net assets derived from
principal transactions	(49)	(278)
Total increase (decrease) in net assets	(75)	(226)
Net assets at December 31, 2011	361	849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	33
Net unrealized appreciation (depreciation)
of investments	32	4
Net increase (decrease) in net assets from operations	20	29
Changes from principal transactions:
Premiums	-	-
Death Benefits	(23)	(29)
Surrenders and withdrawals	(85)	(152)
Transfers between Divisions
(including fixed account), net	(40)	15
Increase (decrease) in net assets derived from
principal transactions	(148)	(166)
Total increase (decrease) in net assets	(128)	(137)
Net assets at December 31, 2012	$ 233	$ 712

The accompanying notes are an integral part of these financial statements.
98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING U.S., Inc. (name changed from
ING America Insurance Holdings, Inc.), an insurance holding company domiciled in the
State of Delaware. ING U.S., Inc. is an indirect, wholly owned subsidiary of ING Groep,
N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19,
2013, in connection with the proposed IPO of its common stock.

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contract owners in
2011. These Contracts were, however, still available to existing contract owners in 2012.
ING GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ES II, and
Landmark. ING SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

99

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2012, the Account had 141 investment divisions (the “Divisions”), 23 of which invest in independently managed mutual funds and 118 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with assets balances at December 31, 2012 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING American Funds World Allocation Portfolio -
Columbia Funds Variable Insurance Trust:	Service Class
Columbia Asset Allocation Fund, Variable Series -	ING BlackRock Health Sciences Opportunities
Class A	Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series -	ING BlackRock Inflation Protected Bond Portfolio -
Class B	Service Class
Columbia Small Company Growth Fund, Variable	ING BlackRock Large Cap Growth Portfolio -
Series - Class A	Institutional Class
Columbia Funds Variable Series Trust II:	ING BlackRock Large Cap Growth Portfolio -
Columbia VP Large Cap Growth Fund - Class 1	Service Class
Columbia VP Short Duration US Government Fund -	ING Bond Portfolio
Class 1	ING Clarion Global Real Estate Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Service	ING Clarion Global Real Estate Portfolio - Service 2
Class 2	Class
Fidelity® Variable Insurance Products II:	ING Clarion Real Estate Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Clarion Real Estate Portfolio - Service 2 Class
Franklin Templeton Variable Insurance Products Trust:	ING DFA World Equity Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING FMRSM Diversified Mid Cap Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio -
ING Intermediate Bond Portfolio:	Service 2 Class
ING Intermediate Bond Portfolio - Class S	ING Franklin Income Portfolio - Service Class
ING Investors Trust:	ING Franklin Income Portfolio - Service 2 Class
ING American Funds Asset Allocation Portfolio	ING Franklin Mutual Shares Portfolio - Service
ING American Funds Global Growth and Income	Class
Portfolio	ING Franklin Templeton Founding Strategy
ING American Funds International Growth and Income	Portfolio - Service Class
Portfolio	ING Global Resources Portfolio - Adviser Class
ING American Funds International Portfolio	ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class

100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Mutual Funds:
ING Invesco Van Kampen Growth and Income	ING Diversified International Fund - Class R
Portfolio - Service Class	ING Partners, Inc.:
ING Invesco Van Kampen Growth and Income	ING American Century Small-Mid Cap Value
Portfolio - Service 2 Class	Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Baron Growth Portfolio - Service Class
Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING JPMorgan Emerging Markets Equity Portfolio -	Class
Service 2 Class	ING Davis New York Venture Portfolio - Service
ING JPMorgan Small Cap Core Equity Portfolio -	Class
Service Class	ING Global Bond Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Growth and Income Core Portfolio - Initial
Service 2 Class	Class
ING Large Cap Growth Portfolio - Adviser Class	ING Growth and Income Core Portfolio - Service
ING Large Cap Growth Portfolio - Service Class	Class
ING Large Cap Growth Portfolio - Service 2 Class	ING Invesco Van Kampen Comstock Portfolio -
ING Large Cap Value Portfolio - Service Class	Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Invesco Van Kampen Equity and Income
ING Liquid Assets Portfolio - Service Class	Portfolio - Initial Class
ING Liquid Assets Portfolio - Service 2 Class	ING Invesco Van Kampen Equity and Income
ING Marsico Growth Portfolio - Service Class	Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING MFS Total Return Portfolio - Service Class	Class
ING MFS Total Return Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING PIMCO Total Return Portfolio - Service Class
Service Class	ING Solution 2015 Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2025 Portfolio - Service Class
Service 2 Class	ING Solution 2035 Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING Solution 2045 Portfolio - Service Class
Service Class	ING Solution Income Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING PIMCO Total Return Bond Portfolio - Service	Portfolio - Service Class
Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING PIMCO Total Return Bond Portfolio - Service 2	Class
Class	ING Templeton Foreign Equity Portfolio - Service
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Retirement Conservative Portfolio - Adviser Class	Class
ING Retirement Growth Portfolio - Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Retirement Moderate Growth Portfolio - Adviser	ING Strategic Allocation Conservative Portfolio -
Class	Class S
ING Retirement Moderate Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Strategic Allocation Moderate Portfolio -
Service Class	Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Variable Funds:
Service 2 Class	ING Growth and Income Portfolio - Class A
ING T. Rowe Price Equity Income Portfolio - Service	ING Growth and Income Portfolio - Class I
Class	ING Growth and Income Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2	ING Variable Insurance Trust:
Class	ING GET U.S. Core Portfolio - Series 11
ING T. Rowe Price International Stock Portfolio -	ING GET U.S. Core Portfolio - Series 12
Service Class	ING GET U.S. Core Portfolio - Series 13
ING Templeton Global Growth Portfolio - Service	ING GET U.S. Core Portfolio - Series 14
Class
ING Templeton Global Growth Portfolio - Service 2
Class

101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Portfolios, Inc.:	Legg Mason Partners Variable Equity Trust:
ING BlackRock Science and Technology Opportunities	Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class S	Portfolio - Class I
ING Euro STOXX 50® Index Portfolio - Class A	Legg Mason Partners Variable Income Trust:
ING FTSE 100 Index® Portfolio - Class A	Western Asset Variable High Income Portfolio
ING Hang Seng Index Portfolio - Class S	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class S	Oppenheimer Main Street Small- & Mid-Cap
ING Index Plus MidCap Portfolio - Class S	Fund®/VA - Service Class
ING Index Plus SmallCap Portfolio - Class S	PIMCO Variable Insurance Trust:
ING International Index Portfolio - Class S	PIMCO Real Return Portfolio - Administrative Class
ING Japan TOPIX Index® Portfolio - Class A	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Growth Index Portfolio -	Pioneer Equity Income VCT Portfolio - Class II
Class S	ProFunds:
ING Russell™ Large Cap Index Portfolio - Class S	ProFund VP Bull
ING Russell™ Large Cap Value Index Portfolio -	ProFund VP Europe 30
Class S	ProFund VP Rising Rates Opportunity
ING Russell™ Mid Cap Growth Index Portfolio -	Van Kampen Equity Trust II:
Class S	Invesco Van Kampen American Franchise Fund -
ING Russell™ Mid Cap Index Portfolio - Class S	Class I Shares
ING Russell™ Small Cap Index Portfolio - Class S	Wells Fargo Funds Trust:
ING Small Company Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund -
ING U.S. Bond Index Portfolio - Class S	Class 2
ING WisdomTreeSM Global High-Yielding Equity	Wells Fargo Variable Trust:
Index Portfolio - Class S	Wells Fargo Advantage VT Index Asset Allocation
ING Variable Products Trust:	Fund - Class 2
ING International Value Portfolio - Class S	Wells Fargo Advantage VT Intrinsic Value Fund -
ING MidCap Opportunities Portfolio - Class S	Class 2
ING SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Small Cap Growth
Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

The names of certain Trusts and Divisions were changed during 2012. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds	Invesco Variable Insurance Funds
ING Investors Trust:	ING Investors Trust:
ING Bond Portfolio	ING American Funds Bond Portfolio
ING Partners, Inc.:	ING Partners, Inc.:
ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Growth and Income Core Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
ING Growth and Income Core Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
Legg Mason Partners Variable Income Trust:	Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	Legg Mason Western Asset Variable High Income
Portfolio

102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

During 2012, the following Divisions were closed to contract owners:

AIM Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares
ING Investors Trust:
ING American Funds Growth Portfolio
ING Artio Foreign Portfolio- Service Class
ING Artio Foreign Portfolio- Service 2 Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
Legg Mason Partners Variable Equity Trust:
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ING USA, and no charge is being made to the Account for federal

103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Amounts Receivable From/Payable to Related Parties

Amount payable to/receivable from related parties in each Division on the Statement of
Asset and Liabilities represent accrued fees to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of up to
0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fees Waived by ING USA

Certain charges and fees for various types of Contracts may be waived by ING USA. ING
USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to the ING Investors
Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Mutual Funds, ING Strategic Allocation Portfolio, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:

		Purchases	Sales
		(Dollars in thousands)
	AIM Variable Insurance Funds:
	Invesco V.I. Leisure Fund - Series I Shares	$ 92	$ 20,184
	BlackRock Variable Series Funds, Inc.:
	BlackRock Global Allocation V.I. Fund - Class III	65,255	235,191
	Columbia Funds Variable Insurance Trust:
	Columbia Asset Allocation Fund, Variable Series - Class A	22	7
	Columbia Small Cap Value Fund, Variable Series - Class B	6,921	18,078
	Columbia Small Company Growth Fund, Variable Series - Class A	-	-
	Columbia Funds Variable Series Trust II:
	Columbia VP Large Cap Growth Fund - Class 1	-	27
	Columbia VP Short Duration US Government Fund - Class 1	-	1
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Service Class 2	14,902	23,468
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	7,916	95,973
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	185	2,793
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class S	158	1,215
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class S	167,796	251,266
	ING Investors Trust:
	ING American Funds Asset Allocation Portfolio	35,646	30,831
	ING American Funds Global Growth and Income Portfolio	10,403	3,851
	ING American Funds Growth Portfolio	49,442	2,037,455
	ING American Funds International Growth and Income Portfolio	6,923	1,198
	ING American Funds International Portfolio	42,495	156,562
	ING American Funds World Allocation Portfolio - Service Class	30,921	34,965
	ING Artio Foreign Portfolio - Service Class	19,808	385,610
	ING Artio Foreign Portfolio - Service 2 Class	1,336	32,794
	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	23,352	27,790
	ING BlackRock Inflation Protected Bond Portfolio - Service Class	178,699	115,690
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	82
	ING BlackRock Large Cap Growth Portfolio - Service Class	21,907	33,439
	ING Bond Portfolio	63,786	86,068
	ING Clarion Global Real Estate Portfolio - Service Class	1,603	20,266
	ING Clarion Global Real Estate Portfolio - Service 2 Class	21	324
	ING Clarion Real Estate Portfolio - Service Class	3,867	53,733
	ING Clarion Real Estate Portfolio - Service 2 Class	333	3,098
	ING DFA World Equity Portfolio - Service Class	9,844	28,887
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	12,490	125,347
	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	576	3,979
	ING Franklin Income Portfolio - Service Class	56,430	57,126

108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Income Portfolio - Service 2 Class	$ 1,920	$ 1,243
ING Franklin Mutual Shares Portfolio - Service Class	6,972	28,724
ING Franklin Templeton Founding Strategy Portfolio - Service Class	35,855	100,109
ING Global Resources Portfolio - Adviser Class	27,275	38,804
ING Global Resources Portfolio - Service Class	13,893	78,245
ING Global Resources Portfolio - Service 2 Class	558	2,934
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	26,332	83,288
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	971	6,208
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	73,615	81,299
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	886	3,343
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	38,753	77,456
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	35	4,590
ING Large Cap Growth Portfolio - Adviser Class	1,912,234	113,114
ING Large Cap Growth Portfolio - Service Class	40,631	78,535
ING Large Cap Growth Portfolio - Service 2 Class	13	65
ING Large Cap Value Portfolio - Service Class	37,655	34,121
ING Limited Maturity Bond Portfolio - Service Class	868	14,414
ING Liquid Assets Portfolio - Service Class	219,664	391,203
ING Liquid Assets Portfolio - Service 2 Class	10,223	14,134
ING Marsico Growth Portfolio - Service Class	30,244	91,759
ING Marsico Growth Portfolio - Service 2 Class	339	2,119
ING MFS Total Return Portfolio - Service Class	29,385	103,411
ING MFS Total Return Portfolio - Service 2 Class	1,320	3,918
ING MFS Utilities Portfolio - Service Class	28,570	75,900
ING Morgan Stanley Global Franchise Portfolio - Service Class	47,376	51,598
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	4,119	8,372
ING Oppenheimer Active Allocation Portfolio - Service Class	5,013	11,266
ING PIMCO High Yield Portfolio - Service Class	128,371	81,672
ING PIMCO Total Return Bond Portfolio - Service Class	458,290	488,359
ING PIMCO Total Return Bond Portfolio - Service 2 Class	6,325	10,608
ING Pioneer Fund Portfolio - Service Class	2,260	9,372
ING Pioneer Mid Cap Value Portfolio - Service Class	6,642	75,094
ING Retirement Conservative Portfolio - Adviser Class	106,400	95,413
ING Retirement Growth Portfolio - Adviser Class	111,035	428,389
ING Retirement Moderate Growth Portfolio - Adviser Class	78,141	327,740
ING Retirement Moderate Portfolio - Adviser Class	61,573	186,432
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	166,365	298,935
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	5,541	8,457
ING T. Rowe Price Equity Income Portfolio - Service Class	36,242	127,047
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	910	3,204
ING T. Rowe Price International Stock Portfolio - Service Class	17,004	25,814
ING Templeton Global Growth Portfolio - Service Class	9,619	36,741
ING Templeton Global Growth Portfolio - Service 2 Class	408	429
ING Mutual Funds:
ING Diversified International Fund - Class R	2	45

109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	$ 370	$ 651
ING Baron Growth Portfolio - Service Class	29,444	75,302
ING Columbia Small Cap Value II Portfolio - Service Class	472	19,699
ING Davis New York Venture Portfolio - Service Class	6,551	32,548
ING Global Bond Portfolio - Service Class	1,179	1,682
ING Growth and Income Core Portfolio - Initial Class	54	313
ING Growth and Income Core Portfolio - Service Class	173	1,339
ING Invesco Van Kampen Comstock Portfolio - Service Class	16,836	30,132
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	36	227
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	22,638	38,908
ING JPMorgan Mid Cap Value Portfolio - Service Class	51,131	34,481
ING Oppenheimer Global Portfolio - Initial Class	75	1,073
ING Oppenheimer Global Portfolio - Service Class	15,234	22,626
ING PIMCO Total Return Portfolio - Service Class	372	1,640
ING Solution 2015 Portfolio - Service Class	791	1,445
ING Solution 2025 Portfolio - Service Class	536	2,230
ING Solution 2035 Portfolio - Service Class	538	2,109
ING Solution 2045 Portfolio - Service Class	69	69
ING Solution Income Portfolio - Service Class	601	1,065
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,034	2,512
ING T. Rowe Price Growth Equity Portfolio - Service Class	93,778	60,939
ING Templeton Foreign Equity Portfolio - Service Class	408,522	84,810
ING UBS U.S. Large Cap Equity Portfolio - Service Class	80	790
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	219	68
ING Strategic Allocation Growth Portfolio - Class S	7	23
ING Strategic Allocation Moderate Portfolio - Class S	33	74
ING Variable Funds:
ING Growth and Income Portfolio - Class A	46,395	182,503
ING Growth and Income Portfolio - Class I	1	24
ING Growth and Income Portfolio - Class S	11,318	129,502
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	113	5,417
ING GET U.S. Core Portfolio - Series 8	32	2,613
ING GET U.S. Core Portfolio - Series 9	66	2,734
ING GET U.S. Core Portfolio - Series 10	48	2,233
ING GET U.S. Core Portfolio - Series 11	79	472
ING GET U.S. Core Portfolio - Series 12	44	137
ING GET U.S. Core Portfolio - Series 13	171	2,161
ING GET U.S. Core Portfolio - Series 14	826	5,406
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	37,635	50,582
ING Euro STOXX 50® Index Portfolio - Class A	12,859	7,645
ING FTSE 100 Index® Portfolio - Class A	3,141	3,335
ING Hang Seng Index Portfolio - Class S	13,209	15,476
ING Index Plus LargeCap Portfolio - Class S	2,140	22,872
ING Index Plus MidCap Portfolio - Class S	1,010	17,609
ING Index Plus SmallCap Portfolio - Class S	738	12,099
ING International Index Portfolio - Class S	10,689	11,050

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Japan TOPIX Index® Portfolio - Class A	$ 4,921	$ 9,682
ING Russell™ Large Cap Growth Index Portfolio - Class S	40,280	52,488
ING Russell™ Large Cap Index Portfolio - Class S	81,310	85,154
ING Russell™ Large Cap Value Index Portfolio - Class S	46,596	30,210
ING Russell™ Mid Cap Growth Index Portfolio - Class S	15,840	47,501
ING Russell™ Mid Cap Index Portfolio - Class S	38,940	29,967
ING Russell™ Small Cap Index Portfolio - Class S	65,018	62,981
ING Small Company Portfolio - Class S	12,049	28,117
ING U.S. Bond Index Portfolio - Class S	46,143	100,020
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	12,861	23,739
ING Variable Products Trust:
ING International Value Portfolio - Class S	451	1,240
ING MidCap Opportunities Portfolio - Class S	38,509	78,311
ING SmallCap Opportunities Portfolio - Class S	6,209	9,195
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	2	13
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	-	35
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	5	16
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	245	446
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,774	2,180
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	914	3,067
ProFunds:
ProFund VP Bull	81	2,484
ProFund VP Europe 30	270	1,290
ProFund VP Rising Rates Opportunity	706	884
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	19,202	1,951
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	96	371
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	24	851
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	11	111
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	18	158
Wells Fargo Advantage VT Total Return Bond Fund	48	207

111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2012 and 2011 are shown in the following table.

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	-	1,456,838	(1,456,838)	202,162	454,602	(252,440)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	12,847,905	29,744,902	(16,896,997)	34,124,070	35,162,633	(1,038,563)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	943	147	796	4	1,118	(1,114)
Columbia Small Cap Value Fund, Variable Series - Class B	138,962	923,481	(784,519)	660,550	1,573,933	(913,383)
Columbia Small Company Growth Fund, Variable Series - Class A	-	-	-	-	321	(321)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	-	2,875	(2,875)	56,308	14,839	41,469
Columbia VP Short Duration US Government Fund - Class 1	-	69	(69)	2,306	1,907	399
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	287,260	2,040,149	(1,752,889)	1,185,076	3,260,043	(2,074,967)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	954,380	6,620,153	(5,665,773)	2,033,498	9,345,908	(7,312,410)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	13,075	142,322	(129,247)	21,094	123,046	(101,952)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	12,199	99,764	(87,565)	57,999	160,824	(102,825)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	22,261,655	30,442,457	(8,180,802)	34,427,145	42,580,885	(8,153,740)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	6,208,895	5,690,492	518,403	4,727,342	5,588,550	(861,208)
ING American Funds Global Growth and Income Portfolio	1,205,860	555,347	650,513	1,100,518	366,357	734,161
ING American Funds Growth Portfolio	-	149,922,104	(149,922,104)	13,444,808	35,072,503	(21,627,695)
ING American Funds International Growth and Income Portfolio	872,686	280,231	592,455	732,161	221,147	511,014
ING American Funds International Portfolio	4,664,873	11,606,803	(6,941,930)	5,614,495	16,690,020	(11,075,525)
ING American Funds World Allocation Portfolio - Service Class	1,791,493	3,173,961	(1,382,468)	7,773,280	6,387,255	1,386,025

112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Artio Foreign Portfolio - Service Class	-	34,478,946	(34,478,946)	3,940,000	9,375,319	(5,435,319)
ING Artio Foreign Portfolio - Service 2 Class	-	2,743,479	(2,743,479)	118,038	441,972	(323,934)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	3,673,851	4,118,680	(444,829)	7,460,244	7,163,736	296,508
ING BlackRock Inflation Protected Bond Portfolio - Service Class	22,579,058	19,273,054	3,306,004	34,212,058	15,682,140	18,529,918
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,960	10,573	(8,613)	-	1,856	(1,856)
ING BlackRock Large Cap Growth Portfolio - Service Class	3,876,108	4,648,621	(772,513)	8,009,399	6,981,483	1,027,916
ING Bond Portfolio	8,888,582	12,462,021	(3,573,439)	12,484,675	17,829,707	(5,345,032)
ING Clarion Global Real Estate Portfolio - Service Class	338,508	1,863,453	(1,524,945)	696,927	2,498,930	(1,802,003)
ING Clarion Global Real Estate Portfolio - Service 2 Class	2,472	27,259	(24,787)	2,335	31,785	(29,450)
ING Clarion Real Estate Portfolio - Service Class	148,066	959,589	(811,523)	632,166	1,622,083	(989,917)
ING Clarion Real Estate Portfolio - Service 2 Class	11,589	119,894	(108,305)	9,601	122,194	(112,593)
ING DFA World Equity Portfolio - Service Class	2,134,200	4,530,500	(2,396,300)	4,547,336	10,021,213	(5,473,877)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,500,706	9,181,370	(6,680,664)	6,787,931	16,476,640	(9,688,709)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	45,443	198,832	(153,389)	76,359	242,344	(165,985)
ING Franklin Income Portfolio - Service Class	8,116,499	9,860,786	(1,744,287)	12,519,380	12,159,848	359,532
ING Franklin Income Portfolio - Service 2 Class	135,057	109,052	26,005	244,296	246,338	(2,042)
ING Franklin Mutual Shares Portfolio - Service Class	1,622,990	3,706,914	(2,083,924)	2,583,825	4,405,289	(1,821,464)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	3,615,778	12,569,278	(8,953,500)	5,549,303	15,763,799	(10,214,496)
ING Global Resources Portfolio - Adviser Class	5,144,943	6,510,985	(1,366,042)	16,351,503	6,388,268	9,963,235
ING Global Resources Portfolio - Service Class	693,419	2,512,241	(1,818,822)	1,392,195	4,061,767	(2,669,572)
ING Global Resources Portfolio - Service 2 Class	28,732	118,356	(89,624)	11,957	113,850	(101,893)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	1,972,664	4,056,435	(2,083,771)	2,963,555	5,343,808	(2,380,253)
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	43,393	389,088	(345,695)	262,920	684,494	(421,574)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,246,263	6,887,301	(641,038)	6,217,031	8,018,719	(1,801,688)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	12,635	104,982	(92,347)	14,127	125,729	(111,602)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	4,662,493	6,820,131	(2,157,638)	7,505,923	9,179,828	(1,673,905)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	4,382	219,617	(215,235)	17,700	332,843	(315,143)
ING Large Cap Growth Portfolio - Adviser Class	200,867,518	16,205,302	184,662,216	-	-	-

113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Service Class	3,745,420	6,101,120	(2,355,700)	13,298,580	6,315,795	6,982,785
ING Large Cap Growth Portfolio - Service 2 Class	858	4,090	(3,232)	2	7,854	(7,852)
ING Large Cap Value Portfolio - Service Class	4,580,619	4,213,914	366,705	8,875,823	2,412,936	6,462,887
ING Limited Maturity Bond Portfolio - Service Class	140,252	735,017	(594,765)	3,363,708	4,215,004	(851,296)
ING Liquid Assets Portfolio - Service Class	44,117,809	53,947,736	(9,829,927)	106,924,585	110,207,357	(3,282,772)
ING Liquid Assets Portfolio - Service 2 Class	1,251,795	1,615,455	(363,660)	2,501,772	2,833,831	(332,059)
ING Marsico Growth Portfolio - Service Class	3,856,091	7,245,433	(3,389,342)	6,732,807	11,065,297	(4,332,490)
ING Marsico Growth Portfolio - Service 2 Class	27,905	130,561	(102,656)	78,501	201,745	(123,244)
ING MFS Total Return Portfolio - Service Class	2,190,819	5,166,948	(2,976,129)	5,316,698	9,655,946	(4,339,248)
ING MFS Total Return Portfolio - Service 2 Class	79,888	285,320	(205,432)	92,292	357,617	(265,325)
ING MFS Utilities Portfolio - Service Class	3,789,568	6,755,459	(2,965,891)	8,616,871	7,866,999	749,872
ING Morgan Stanley Global Franchise Portfolio - Service Class	3,617,205	4,682,156	(1,064,951)	7,227,628	8,108,666	(881,038)
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	67,973	420,126	(352,153)	84,986	540,415	(455,429)
ING Oppenheimer Active Allocation Portfolio - Service Class	706,300	1,276,455	(570,155)	1,891,811	2,399,221	(507,410)
ING PIMCO High Yield Portfolio - Service Class	13,694,248	12,269,488	1,424,760	19,435,436	21,207,620	(1,772,184)
ING PIMCO Total Return Bond Portfolio - Service Class	43,333,511	47,692,271	(4,358,760)	69,844,353	81,688,089	(11,843,736)
ING PIMCO Total Return Bond Portfolio - Service 2 Class	550,592	893,173	(342,581)	846,948	1,423,623	(576,675)
ING Pioneer Fund Portfolio - Service Class	351,919	950,667	(598,748)	1,028,461	1,576,598	(548,137)
ING Pioneer Mid Cap Value Portfolio - Service Class	1,786,816	7,305,238	(5,518,422)	4,357,601	11,024,593	(6,666,992)
ING Retirement Conservative Portfolio - Adviser Class	17,429,624	17,829,554	(399,930)	32,251,365	24,732,660	7,518,705
ING Retirement Growth Portfolio - Adviser Class	11,622,039	43,823,029	(32,200,990)	17,148,549	53,786,812	(36,638,263)
ING Retirement Moderate Growth Portfolio - Adviser Class	10,897,502	35,889,680	(24,992,178)	15,767,610	42,328,101	(26,560,491)
ING Retirement Moderate Portfolio - Adviser Class	10,241,625	23,515,287	(13,273,662)	15,738,761	29,715,320	(13,976,559)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	7,595,676	11,862,125	(4,266,449)	12,261,275	21,187,562	(8,926,287)
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	233,852	487,050	(253,198)	128,637	783,171	(654,534)
ING T. Rowe Price Equity Income Portfolio - Service Class	3,490,754	6,628,549	(3,137,795)	6,990,667	7,645,411	(654,744)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	60,126	215,814	(155,688)	243,097	235,821	7,276
ING T. Rowe Price International Stock Portfolio - Service Class	2,209,751	2,776,314	(566,563)	1,529,730	2,603,630	(1,073,900)
ING Templeton Global Growth Portfolio - Service Class	1,004,601	2,362,725	(1,358,124)	2,825,113	4,803,716	(1,978,603)
ING Templeton Global Growth Portfolio - Service 2 Class	23,736	26,594	(2,858)	14,000	48,355	(34,355)

114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Diversified International Fund - Class R	-	5,438	(5,438)	54	2,730	(2,676)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	13,999	34,695	(20,696)	19,787	70,217	(50,430)
ING Baron Growth Portfolio - Service Class	5,710,429	8,632,139	(2,921,710)	13,603,676	14,217,136	(613,460)
ING Columbia Small Cap Value II Portfolio - Service Class	364,139	2,063,800	(1,699,661)	718,373	2,786,396	(2,068,023)
ING Davis New York Venture Portfolio - Service Class	2,259,304	4,564,899	(2,305,595)	3,214,212	6,594,512	(3,380,300)
ING Global Bond Portfolio - Service Class	68,791	133,990	(65,199)	147,407	216,481	(69,074)
ING Growth and Income Core Portfolio - Initial Class	7,732	34,800	(27,068)	36,128	69,626	(33,498)
ING Growth and Income Core Portfolio - Service Class	38,463	135,394	(96,931)	60,091	130,727	(70,636)
ING Invesco Van Kampen Comstock Portfolio - Service Class	2,528,444	3,483,676	(955,232)	4,192,162	4,939,156	(746,994)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	2,639	18,462	(15,823)	16	37,071	(37,055)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	2,619,195	3,868,673	(1,249,478)	2,675,941	4,972,616	(2,296,675)
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,167,133	4,780,072	1,387,061	6,935,908	6,366,531	569,377
ING Oppenheimer Global Portfolio - Initial Class	6,605	78,635	(72,030)	42,390	145,022	(102,632)
ING Oppenheimer Global Portfolio - Service Class	1,546,234	2,108,740	(562,506)	2,106,009	1,715,139	390,870
ING PIMCO Total Return Portfolio - Service Class	15,024	106,709	(91,685)	1,442	127,404	(125,962)
ING Solution 2015 Portfolio - Service Class	17,594	109,141	(91,547)	27,294	240,734	(213,440)
ING Solution 2025 Portfolio - Service Class	20,080	181,111	(161,031)	54,371	173,197	(118,826)
ING Solution 2035 Portfolio - Service Class	25,428	163,028	(137,600)	46,105	114,579	(68,474)
ING Solution 2045 Portfolio - Service Class	4,033	4,728	(695)	3,697	9,117	(5,420)
ING Solution Income Portfolio - Service Class	27,348	82,668	(55,320)	11,184	69,718	(58,534)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	24,073	141,216	(117,143)	20,414	137,627	(117,213)
ING T. Rowe Price Growth Equity Portfolio - Service Class	13,049,533	9,726,062	3,323,471	6,522,538	6,462,520	60,018
ING Templeton Foreign Equity Portfolio - Service Class	48,687,031	10,807,712	37,879,319	6,049,172	9,940,714	(3,891,542)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	40,846	98,475	(57,629)	44,737	116,115	(71,378)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	11,819	3,522	8,297	831	12,688	(11,857)
ING Strategic Allocation Growth Portfolio - Class S	204	1,159	(955)	796	8,504	(7,708)
ING Strategic Allocation Moderate Portfolio - Class S	1,073	4,022	(2,949)	18,942	4,593	14,349

115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	9,468,664	22,035,746	(12,567,082)	143,913,488	20,386,939	123,526,549
ING Growth and Income Portfolio - Class I	221	2,572	(2,351)	-	3,967	(3,967)
ING Growth and Income Portfolio - Class S	1,473,364	13,907,232	(12,433,868)	44,058,797	10,507,034	33,551,763
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	167,047	705,099	(538,052)	260,735	453,441	(192,706)
ING GET U.S. Core Portfolio - Series 8	-	260,341	(260,341)	24,402	162,774	(138,372)
ING GET U.S. Core Portfolio - Series 9	-	268,198	(268,198)	19,177	137,833	(118,656)
ING GET U.S. Core Portfolio - Series 10	51,607	273,520	(221,913)	141,447	237,329	(95,882)
ING GET U.S. Core Portfolio - Series 11	8,704	47,153	(38,449)	390,773	471,493	(80,720)
ING GET U.S. Core Portfolio - Series 12	2,415	12,332	(9,917)	79,201	93,701	(14,500)
ING GET U.S. Core Portfolio - Series 13	4,435	196,551	(192,116)	45,012	401,043	(356,031)
ING GET U.S. Core Portfolio - Series 14	163,606	620,658	(457,052)	207,446	915,956	(708,510)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	4,942,875	7,142,265	(2,199,390)	9,826,536	13,226,849	(3,400,313)
ING Euro STOXX 50® Index Portfolio - Class A	1,866,623	1,245,397	621,226	2,173,418	2,299,813	(126,395)
ING FTSE 100 Index® Portfolio - Class A	381,984	411,144	(29,160)	1,988,665	2,093,981	(105,316)
ING Hang Seng Index Portfolio - Class S	1,523,987	1,740,134	(216,147)	1,706,482	3,668,047	(1,961,565)
ING Index Plus LargeCap Portfolio - Class S	261,058	2,187,615	(1,926,557)	997,237	4,341,938	(3,344,701)
ING Index Plus MidCap Portfolio - Class S	208,673	1,275,789	(1,067,116)	672,087	2,186,473	(1,514,386)
ING Index Plus SmallCap Portfolio - Class S	183,422	955,648	(772,226)	565,383	1,668,184	(1,102,801)
ING International Index Portfolio - Class S	1,907,442	2,006,784	(99,342)	1,882,474	4,234,491	(2,352,017)
ING Japan TOPIX Index® Portfolio - Class A	561,812	1,112,255	(550,443)	1,780,192	1,524,553	255,639
ING Russell™ Large Cap Growth Index Portfolio - Class S	3,632,451	4,326,464	(694,013)	4,470,554	4,444,078	26,476
ING Russell™ Large Cap Index Portfolio - Class S	11,777,149	12,418,448	(641,299)	8,477,808	15,187,233	(6,709,425)
ING Russell™ Large Cap Value Index Portfolio - Class S	3,881,779	2,734,705	1,147,074	2,114,023	1,807,972	306,051
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,956,030	3,637,263	(1,681,233)	3,801,203	6,608,994	(2,807,791)
ING Russell™ Mid Cap Index Portfolio - Class S	4,709,206	4,211,248	497,958	7,573,006	8,930,677	(1,357,671)
ING Russell™ Small Cap Index Portfolio - Class S	7,454,526	7,776,514	(321,988)	9,161,403	11,915,474	(2,754,071)
ING Small Company Portfolio - Class S	1,708,698	3,284,591	(1,575,893)	4,018,875	4,729,901	(711,026)
ING U.S. Bond Index Portfolio - Class S	7,174,183	12,393,012	(5,218,829)	18,810,676	14,212,030	4,598,646
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	2,007,321	3,840,716	(1,833,395)	3,435,107	6,123,066	(2,687,959)

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class S	26,892	88,628	(61,736)	10,468	111,649	(101,181)
ING MidCap Opportunities Portfolio - Class S	6,070,998	9,698,120	(3,627,122)	14,534,969	17,826,042	(3,291,073)
ING SmallCap Opportunities Portfolio - Class S	150,560	961,834	(811,274)	970,229	1,887,369	(917,140)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	3	1,264	(1,261)	-	788	(788)
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	-	2,797	(2,797)	-	118	(118)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	-	671	(671)	3	89	(86)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	12,211	21,562	(9,351)	2,451	21,642	(19,191)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	266,238	210,068	56,170	221,528	276,792	(55,264)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	39,743	194,275	(154,532)	51,358	159,150	(107,792)
ProFunds:
ProFund VP Bull	91,266	334,704	(243,438)	3,519,900	3,863,881	(343,981)
ProFund VP Europe 30	64,591	195,876	(131,285)	334,564	496,622	(162,058)
ProFund VP Rising Rates Opportunity	636,496	668,271	(31,775)	2,543,426	2,781,811	(238,385)
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	1,924,792	236,409	1,688,383	-	-	-
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,186	26,075	(24,889)	774	12,557	(11,783)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	237	59,536	(59,299)	384	16,546	(16,162)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	18	7,556	(7,538)	27	4,930	(4,903)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	214	8,605	(8,391)	154	2,935	(2,781)
Wells Fargo Advantage VT Total Return Bond Fund	2,462	14,443	(11,981)	431	22,167	(21,736)

117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2012	94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011	111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010	112,825	$9.97	to	$10.44	$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963	$9.33	to	$9.61	$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903	$7.92	to	$8.02	$397,800	(a)	0.95%	to	2.60%		(a)
Columbia Asset Allocation Fund, Variable Series - Class A
2012	19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011	18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010	20	$15.18	to	$15.66	$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22	$13.63	to	$14.00	$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
Columbia Small Cap Value Fund, Variable Series - Class B
2012	6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011	7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010	8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
Columbia Small Company Growth Fund, Variable Series - Class A
2012	1		$19.18		$13	-		1.55%			10.29%
2011	1		$17.39		$11	-		1.55%			-7.01%
2010	1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
Columbia VP Large Cap Growth Fund - Class 1
2012	39	$7.70	to	$7.76	$299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	41	$6.52	to	$6.55	$271	(d)	1.40%	to	1.90%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia VP Short Duration US Government Fund - Class 1
2012	-		$10.29		$3	-		1.80%			-0.10%
2011	-		$10.30		$4	(d)		1.80%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2012	12,874	$10.10	to	$15.37	$159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011	14,627	$8.73	to	$13.27	$157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010	16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2012	44,664	$9.61	to	$19.10	$670,333	1.12%	0.75%	to	2.60%	13.09%	to	15.23%
2011	50,330	$8.47	to	$16.61	$662,869	0.76%	0.75%	to	2.60%	-5.27%	to	-3.51%
2010	57,642	$8.91	to	$17.26	$795,262	0.94%	0.75%	to	2.60%	13.86%	to	16.09%
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
Franklin Small Cap Value Securities Fund - Class 2
2012	516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011	646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010	748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
ING Balanced Portfolio - Class S
2012	372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011	460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010	562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%

119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2012	82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011	91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010	99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
ING American Funds Asset Allocation Portfolio
2012	36,387	$10.46	to	$11.18	$392,917	1.33%	0.95%	to	2.35%	12.84%	to	14.55%
2011	35,868	$9.27	to	$9.76	$340,934	1.42%	0.95%	to	2.35%	-1.49%	to	-0.10%
2010	36,730	$9.41	to	$9.77	$352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(a)	0.95%	to	2.60%		(a)
ING American Funds Global Growth and Income Portfolio
2012	1,385	$10.54	to	$10.83	$14,789	1.44%	0.95%	to	2.35%	14.07%	to	15.71%
2011	734	$9.24	to	$9.36	$6,822	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds International Growth and Income Portfolio
2012	1,103	$9.86	to	$10.14	$11,029	1.62%	0.95%	to	2.35%	12.94%	to	14.58%
2011	511	$8.73	to	$8.85	$4,490	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds International Portfolio
2012	60,606	$8.00	to	$18.99	$1,009,047	1.36%	0.75%	to	2.60%	14.15%	to	16.35%
2011	67,548	$6.98	to	$16.35	$977,119	1.65%	0.75%	to	2.60%	-16.58%	to	-15.04%
2010	78,623	$8.34	to	$19.28	$1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds World Allocation Portfolio - Service Class
2012	13,575	$13.30	to	$15.30	$185,967	1.42%	0.95%	to	2.35%	10.37%	to	11.92%
2011	14,957	$12.05	to	$13.67	$184,314	1.09%	0.95%	to	2.35%	-8.09%	to	-6.75%
2010	13,571	$13.11	to	$14.66	$180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(a)	1.00%	to	2.35%		(a)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2012	14,891	$10.48	to	$14.38	$198,630	0.74%	0.90%	to	2.60%	15.59%	to	17.58%
2011	15,336	$8.98	to	$12.23	$175,361	0.55%	0.90%	to	2.60%	2.09%	to	3.82%
2010	15,039	$8.72	to	$11.78	$167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2012	45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011	41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010	23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$159,401	(b)	0.75%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	7	$9.37	to	$9.70	$69	-	0.75%	to	1.35%	13.16%	to	13.98%
2011	16	$8.28	to	$8.51	$134	0.70%	0.75%	to	1.35%	-2.59%	to	-2.07%
2010	18	$8.50	to	$8.69	$153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	12,257	$9.97	to	$13.18	$146,114	0.51%	0.75%	to	2.35%	11.83%	to	13.65%
2011	13,029	$8.86	to	$11.62	$138,504	0.47%	0.75%	to	2.60%	-4.13%	to	-2.38%
2010	12,002	$9.15	to	$11.92	$131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%

121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Bond Portfolio
2012	40,340	$10.68	to	$11.65	$446,283	2.62%	0.75%	to 2.35%	3.99%	to	5.66%
2011	43,914	$10.27	to	$11.04	$463,738	2.67%	0.75%	to 2.35%	3.31%	to	4.99%
2010	49,259	$9.94	to	$10.55	$500,271	2.49%	0.75%	to 2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to 2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(a)	0.75%	to 2.60%		(a)
ING Clarion Global Real Estate Portfolio - Service Class
2012	10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to 2.35%	22.73%	to	24.79%
2011	12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to 2.35%	-7.52%	to	-6.08%
2010	14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to 2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to 2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to 2.60%	-42.79%	to	-41.83%
ING Clarion Global Real Estate Portfolio - Service 2 Class
2012	160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to 2.20%	22.73%	to	23.68%
2011	185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to 2.20%	-7.52%	to	-6.69%
2010	214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to 2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to 2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to 2.20%	-42.61%	to	-42.19%
ING Clarion Real Estate Portfolio - Service Class
2012	4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to 2.60%	12.57%	to	14.96%
2011	5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to 2.60%	6.64%	to	8.96%
2010	6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to 2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to 2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to 2.60%	-40.10%	to	-38.82%
ING Clarion Real Estate Portfolio - Service 2 Class
2012	872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to 2.20%	12.86%	to	13.77%
2011	981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to 2.20%	6.87%	to	7.77%
2010	1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to 2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to 2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to 2.20%	-39.97%	to	-39.44%

122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING DFA World Equity Portfolio - Service Class
2012	18,092	$8.54	to	$10.16	$160,718	2.12%	0.75%	to 2.35%	15.25%	to 17.05%
2011	20,489	$7.41	to	$8.68	$156,789	2.37%	0.75%	to 2.35%	-11.36%	to -9.77%
2010	25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to 2.60%	22.04%	to 23.81%
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to 2.35%	18.92%	to 21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to 2.35%	-44.40%	to -43.67%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to 2.35%	11.94%	to 14.04%
2011	43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to 2.35%	-13.06%	to -11.40%
2010	52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to 2.60%	25.00%	to 27.70%
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to 2.60%	35.66%	to 38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to 2.60%	-40.75%	to -39.42%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2012	1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to 2.20%	11.85%	to 12.78%
2011	1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to 2.20%	-12.99%	to -12.32%
2010	1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to 2.20%	25.32%	to 26.37%
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to 2.20%	35.95%	to 37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to 2.20%	-40.57%	to -40.14%
ING Franklin Income Portfolio - Service Class
2012	39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to 2.60%	9.67%	to 11.55%
2011	41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to 2.60%	-0.09%	to 1.58%
2010	40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to 2.60%	10.00%	to 11.87%
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to 2.60%	28.61%	to 30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to 2.60%	-31.12%	to -29.89%
ING Franklin Income Portfolio - Service 2 Class
2012	846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to 2.20%	9.99%	to 10.97%
2011	820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to 2.20%	0.19%	to 0.90%
2010	822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to 2.20%	10.32%	to 11.21%
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to 2.20%	28.86%	to 30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to 2.20%	-30.95%	to -30.43%

123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2012	16,434	$9.26	to	$11.25	$176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011	18,518	$8.34	to	$10.00	$178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010	20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2012	81,829	$8.87	to	$10.91	$768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011	90,783	$7.86	to	$9.49	$747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010	100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
ING Global Resources Portfolio - Adviser Class
2012	8,597	$8.30	to	$8.53	$72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	9,963	$8.78	to	$8.90	$87,944	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Global Resources Portfolio - Service Class
2012	12,902	$7.99	to	$44.31	$410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011	14,721	$8.41	to	$45.97	$491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010	17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
ING Global Resources Portfolio - Service 2 Class
2012	962	$16.65	to	$26.47	$21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011	1,052	$17.55	to	$27.67	$24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010	1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to 2.35%	11.85%	to 13.99%
2011	15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to 2.60%	-4.70%	to -2.65%
2010	17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to 2.60%	9.59%	to 11.92%
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to 2.60%	20.71%	to 23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to 2.60%	-34.00%	to -32.55%
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class
2012	2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to 2.20%	11.85%	to 12.77%
2011	3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to 2.20%	-4.47%	to -3.72%
2010	3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to 2.20%	9.83%	to 10.79%
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to 2.20%	21.14%	to 21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to 2.20%	-33.84%	to -33.24%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	26,345	$9.00	to	$25.39	$565,548	-	0.75%	to 2.60%	16.04%	to 18.22%
2011	26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to 2.60%	-20.39%	to -18.90%
2010	28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to 2.60%	17.13%	to 19.44%
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to 2.60%	67.19%	to 70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to 2.60%	-52.55%	to -51.67%
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2012	914	$21.83	to	$35.58	$26,943	-	1.40%	to 2.20%	16.30%	to 17.23%
2011	1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to 2.20%	-20.20%	to -19.54%
2010	1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to 2.20%	17.48%	to 18.47%
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to 2.20%	67.53%	to 68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to 2.20%	-52.41%	to -52.04%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2012	13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to 2.60%	15.58%	to 17.65%
2011	15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to 2.60%	-3.87%	to -2.22%
2010	16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to 2.60%	23.46%	to 25.60%
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to 2.60%	23.95%	to 26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to 2.60%	-31.75%	to -30.53%

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2012	1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011	2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010	2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
ING Large Cap Growth Portfolio - Adviser Class
2012	184,662	$10.23	to	$10.37	$1,901,279	(e)	0.75%	to	2.60%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Large Cap Growth Portfolio - Service Class
2012	13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011	15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010	8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
ING Large Cap Growth Portfolio - Service 2 Class
2012	56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011	59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010	67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
ING Large Cap Value Portfolio - Service Class
2012	6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	6,463	$9.95	to	$10.10	$64,740	(d)	0.90%	to	2.45%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2012	2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to 2.25%	-0.79%	to 0.99%
2011	3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to 2.25%	-1.10%	to 0.64%
2010	4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to 2.25%	0.85%	to 2.62%
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to 2.25%	4.76%	to 6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to 2.25%	-2.48%	to -0.73%
ING Liquid Assets Portfolio - Service Class
2012	57,672	$9.17	to	$18.98	$822,755	-	0.75%	to 2.35%	-2.44%	to -0.73%
2011	67,502	$9.39	to	$19.12	$994,227	-	0.75%	to 2.35%	-2.29%	to -0.73%
2010	70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to 2.60%	-2.58%	to -0.77%
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to 2.60%	-2.33%	to -0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to 2.60%	-0.19%	to 1.67%
ING Liquid Assets Portfolio - Service 2 Class
2012	1,568	$9.63	to	$10.15	$15,419	-	1.40%	to 2.20%	-2.23%	to -1.36%
2011	1,931	$9.84	to	$10.29	$19,328	-	1.40%	to 2.20%	-2.18%	to -1.34%
2010	2,263	$10.04	to	$10.43	$23,027	-	1.40%	to 2.20%	-2.13%	to -1.42%
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to 2.20%	-2.00%	to -1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to 2.20%	0.10%	to 0.85%
ING Marsico Growth Portfolio - Service Class
2012	24,264	$9.91	to	$20.10	$405,242	0.42%	0.80%	to 2.60%	9.68%	to 11.60%
2011	27,653	$8.96	to	$18.01	$417,672	0.23%	0.80%	to 2.60%	-4.24%	to -2.44%
2010	31,986	$9.26	to	$18.46	$502,962	0.52%	0.80%	to 2.60%	16.68%	to 18.87%
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to 2.60%	25.61%	to 28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to 2.60%	-41.84%	to -40.80%
ING Marsico Growth Portfolio - Service 2 Class
2012	1,125	$11.15	to	$16.64	$16,538	0.26%	1.40%	to 2.20%	9.85%	to 10.71%
2011	1,227	$10.15	to	$15.03	$16,367	0.10%	1.40%	to 2.20%	-3.97%	to -3.16%
2010	1,351	$10.57	to	$15.52	$18,769	0.40%	1.40%	to 2.20%	16.92%	to 17.93%
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to 2.20%	26.08%	to 27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to 2.20%	-41.75%	to -41.24%

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2012	23,691	$10.48	to	$34.79	$614,072	2.44%	0.50%	to 2.60%	8.32%	to 10.62%
2011	26,667	$9.62	to	$31.45	$635,627	2.40%	0.50%	to 2.60%	-1.08%	to 1.09%
2010	31,007	$9.66	to	$31.11	$742,863	0.45%	0.50%	to 2.60%	7.07%	to 9.27%
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to 2.60%	14.78%	to 17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to 2.60%	-24.37%	to -22.73%
ING MFS Total Return Portfolio - Service 2 Class
2012	2,266	$11.37	to	$15.15	$30,932	2.25%	1.40%	to 2.20%	8.49%	to 9.39%
2011	2,472	$10.48	to	$13.85	$30,990	2.33%	1.40%	to 2.20%	-0.76%	to 0.07%
2010	2,737	$10.56	to	$13.84	$34,511	0.44%	1.40%	to 2.20%	7.32%	to 8.12%
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to 2.20%	15.09%	to 16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to 2.20%	-24.13%	to -23.51%
ING MFS Utilities Portfolio - Service Class
2012	24,539	$10.29	to	$20.27	$460,175	3.07%	0.75%	to 2.35%	10.63%	to 12.46%
2011	27,505	$9.29	to	$18.06	$463,878	3.57%	0.75%	to 2.60%	3.61%	to 5.61%
2010	26,755	$8.94	to	$17.13	$431,592	2.55%	0.75%	to 2.60%	10.77%	to 12.77%
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to 2.60%	29.34%	to 31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to 2.60%	-39.34%	to -38.27%
ING Morgan Stanley Global Franchise Portfolio - Service Class
2012	17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to 2.35%	13.03%	to 14.76%
2011	18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to 2.60%	6.19%	to 8.05%
2010	19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to 2.60%	10.90%	to 12.86%
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to 2.60%	25.54%	to 27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to 2.60%	-30.39%	to -29.14%
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
2012	2,939	$16.57	to	$22.71	$59,526	1.54%	1.40%	to 2.20%	13.03%	to 13.89%
2011	3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to 2.20%	6.54%	to 7.38%
2010	3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to 2.20%	11.33%	to 12.27%
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to 2.20%	25.74%	to 26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to 2.20%	-30.23%	to -29.65%

128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Oppenheimer Active Allocation Portfolio - Service Class
2012	3,962	$12.03	to	$15.50	$49,203	2.60%	0.95%	to 2.35%	10.06%	to	11.75%
2011	4,532	$10.93	to	$13.87	$50,759	0.03%	0.95%	to 2.35%	-6.66%	to	-5.39%
2010	5,040	$11.71	to	$14.66	$60,023	1.62%	0.95%	to 2.35%	11.40%	to	12.94%
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to 2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(a)	1.15%	to 2.35%		(a)
ING PIMCO High Yield Portfolio - Service Class
2012	34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to 2.60%	11.03%	to	13.44%
2011	32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to 2.60%	1.69%	to	3.92%
2010	34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to 2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to 2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to 2.60%	-24.50%	to	-22.89%
ING PIMCO Total Return Bond Portfolio - Service Class
2012	158,327	$12.71	to	$23.01	$2,929,962	3.31%	0.75%	to 2.60%	5.90%	to	7.98%
2011	162,686	$11.92	to	$21.31	$2,819,652	4.06%	0.75%	to 2.60%	0.76%	to	2.67%
2010	174,530	$11.75	to	$20.76	$2,995,230	4.93%	0.75%	to 2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to 2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to 2.60%	1.54%	to	3.45%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2012	4,251	$13.92	to	$16.23	$64,889	3.18%	1.40%	to 2.20%	6.26%	to	7.13%
2011	4,593	$13.10	to	$15.15	$65,836	4.01%	1.40%	to 2.20%	1.00%	to	1.75%
2010	5,170	$12.97	to	$14.89	$73,254	4.52%	1.40%	to 2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to 2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to 2.20%	1.66%	to	2.64%
ING Pioneer Fund Portfolio - Service Class
2012	3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to 2.35%	7.69%	to	9.49%
2011	4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to 2.60%	-7.09%	to	-5.23%
2010	5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to 2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to 2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to 2.60%	-36.39%	to	-35.26%

129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	36,866	$10.05	to	$12.82	$438,285	0.88%	0.75%	to	2.45%	8.30%	to	10.23%
2011	42,385	$9.21	to	$11.63	$461,825	1.23%	0.75%	to	2.60%	-7.48%	to	-5.68%
2010	49,052	$9.86	to	$12.33	$572,449	0.83%	0.75%	to	2.60%	14.92%	to	16.99%
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
ING Retirement Conservative Portfolio - Adviser Class
2012	60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011	60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010	53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$400,422	(b)	0.95%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Growth Portfolio - Adviser Class
2012	380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
2011	412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
2010	449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$4,534,412	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Moderate Growth Portfolio - Adviser Class
2012	251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
2011	276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
2010	303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$3,108,225	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Moderate Portfolio - Adviser Class
2012	144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%
2011	157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%
2010	171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$1,834,949	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	60,087	$11.95	to	$68.46	$2,461,428	1.57%	0.75%	to 2.60%	11.48%	to 13.62%
2011	64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to 2.60%	0.24%	to 2.10%
2010	73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to 2.60%	11.01%	to 13.15%
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75%	to 2.60%	29.86%	to 32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to 2.60%	-29.40%	to -28.10%
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2012	4,186	$14.04	to	$20.92	$77,162	1.46%	1.40%	to 2.20%	11.87%	to 12.78%
2011	4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to 2.20%	0.48%	to 1.26%
2010	5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to 2.20%	11.32%	to 12.32%
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to 2.20%	30.16%	to 31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to 2.20%	-29.23%	to -28.63%
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to 2.45%	14.30%	to 16.64%
2011	25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to 2.60%	-3.43%	to -1.40%
2010	26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to 2.60%	11.93%	to 14.40%
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to 2.60%	21.80%	to 24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to 2.60%	-37.39%	to -36.01%
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2012	1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to 2.20%	14.27%	to 15.25%
2011	1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to 2.20%	-3.07%	to -2.31%
2010	1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to 2.20%	12.18%	to 13.16%
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to 2.20%	22.06%	to 23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to 2.20%	-37.24%	to -36.69%
ING T. Rowe Price International Stock Portfolio - Service Class
2012	10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to 2.60%	15.60%	to 17.87%
2011	11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to 2.60%	-14.58%	to -13.01%
2010	12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to 2.60%	10.86%	to 12.93%
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to 2.60%	33.99%	to 36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to 2.60%	-50.83%	to -49.95%

131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Templeton Global Growth Portfolio - Service Class
2012	11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to 2.35%	18.96%	to 20.75%
2011	12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to 2.60%	-8.11%	to -6.43%
2010	14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to 2.60%	4.99%	to 6.87%
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to 2.60%	28.88%	to 31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to 2.60%	-41.26%	to -40.14%
ING Templeton Global Growth Portfolio - Service 2 Class
2012	295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to 2.20%	18.94%	to 19.88%
2011	298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to 2.20%	-7.91%	to -7.13%
2010	332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to 2.20%	5.22%	to 6.04%
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to 2.20%	29.15%	to 30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to 2.20%	-41.07%	to -40.60%
ING Diversified International Fund - Class R
2012	11	$8.86	to	$9.20	$100	1.75%	0.75%	to 1.35%	15.97%	to 16.60%
2011	17	$7.64	to	$7.89	$128	0.65%	0.75%	to 1.35%	-16.50%	to -15.97%
2010	19	$9.15	to	$9.39	$178	0.52%	0.75%	to 1.35%	9.84%	to 10.47%
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to 1.35%	32.85%	to 33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to 1.35%	-46.77%	to -46.46%
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to 1.35%	14.75%	to 15.45%
2011	106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to 1.35%	-4.44%	to -3.85%
2010	157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to 1.35%	20.36%	to 21.06%
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to 1.35%	33.81%	to 34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to 1.35%	-27.54%	to -27.11%
ING Baron Growth Portfolio - Service Class
2012	23,792	$11.79	to	$22.28	$351,077	-	0.75%	to 2.60%	16.58%	to 18.76%
2011	26,714	$10.08	to	$18.76	$335,771	-	0.75%	to 2.60%	-0.43%	to 1.46%
2010	27,327	$10.09	to	$18.49	$342,203	-	0.75%	to 2.60%	23.17%	to 25.61%
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to 2.60%	31.77%	to 34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to 2.60%	-42.81%	to -41.71%

132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service Class
2012	11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to 2.35%	11.58%	to 13.14%
2011	13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to 2.35%	-4.98%	to -3.60%
2010	15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to 2.60%	22.05%	to 24.12%
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to 2.60%	21.50%	to 23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to 2.60%	-35.80%	to -34.69%
ING Davis New York Venture Portfolio - Service Class
2012	24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to 2.60%	9.35%	to 11.42%
2011	26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to 2.60%	-7.16%	to -5.44%
2010	30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to 2.60%	9.11%	to 11.26%
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to 2.60%	28.14%	to 30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to 2.60%	-40.84%	to -39.67%
ING Global Bond Portfolio - Service Class
2012	587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to 1.35%	6.22%	to 6.83%
2011	652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to 1.35%	2.14%	to 2.73%
2010	721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to 1.35%	13.95%	to 14.66%
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to 1.35%	19.73%	to 20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to 1.35%	-16.91%	to -16.38%
ING Growth and Income Core Portfolio - Initial Class
2012	78	$8.48	to	$12.69	$711	0.37%	0.95%	to 2.00%	7.08%	to 8.18%
2011	105	$7.91	to	$11.76	$895	0.70%	0.95%	to 2.00%	-14.85%	to -13.98%
2010	138	$9.29	to	$13.71	$1,384	1.47%	0.95%	to 2.10%	8.98%	to 10.36%
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to 2.10%	41.78%	to 43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to 2.10%	-41.01%	to -40.35%
ING Growth and Income Core Portfolio - Service Class
2012	523	$9.60	to	$13.36	$5,714	0.08%	0.75%	to 2.35%	6.43%	to 8.12%
2011	620	$9.02	to	$12.38	$6,348	0.55%	0.75%	to 2.35%	-15.38%	to -13.89%
2010	690	$10.66	to	$14.43	$8,281	1.41%	0.75%	to 2.35%	8.55%	to 10.24%
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to 2.35%	40.89%	to 43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to 2.35%	-41.30%	to -40.37%

133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to 2.60%	15.46%	to 17.69%
2011	15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to 2.60%	-4.60%	to -2.75%
2010	16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to 2.60%	12.14%	to 14.24%
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to 2.60%	25.28%	to 27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to 2.60%	-38.19%	to -36.94%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to 1.20%	11.42%	to 11.94%
2011	123	$12.35	to	$12.73	$1,540	2.04%	0.75%	to 1.20%	-2.29%	to -1.85%
2010	160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to 1.20%	10.97%	to 11.52%
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to 1.20%	21.30%	to 21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to 1.35%	-24.43%	to -23.96%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to 2.60%	9.51%	to 11.63%
2011	14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to 2.60%	-3.83%	to -2.06%
2010	16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to 2.60%	9.13%	to 11.22%
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to 2.60%	19.14%	to 21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to 2.60%	-25.55%	to -24.14%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to 2.35%	17.21%	to 19.10%
2011	10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to 2.35%	-0.59%	to 1.10%
2010	9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to 2.45%	19.98%	to 22.01%
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to 2.55%	22.50%	to 24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to 2.55%	-34.77%	to -33.54%
ING Oppenheimer Global Portfolio - Initial Class
2012	317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to 2.00%	19.27%	to 20.73%
2011	389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to 2.00%	-9.97%	to -8.78%
2010	492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to 2.10%	13.65%	to 15.17%
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to 2.10%	36.74%	to 38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to 2.20%	-41.64%	to -40.76%

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Oppenheimer Global Portfolio - Service Class
2012	8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to 2.60%	18.18%	to 20.49%
2011	9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to 2.60%	-10.74%	to -9.12%
2010	8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to 2.60%	12.82%	to 14.95%
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to 2.60%	35.73%	to 38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to 2.60%	-42.04%	to -40.94%
ING PIMCO Total Return Portfolio - Service Class
2012	338	$14.75	to	$16.94	$5,259	3.01%	0.75%	to 1.35%	6.42%	to 7.08%
2011	430	$13.86	to	$15.82	$6,250	2.89%	0.75%	to 1.35%	1.84%	to 2.46%
2010	556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to 1.35%	6.16%	to 6.78%
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to 1.35%	11.09%	to 11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to 1.35%	-1.54%	to -0.92%
ING Solution 2015 Portfolio - Service Class
2012	1,215	$12.38	to	$12.97	$15,403	4.12%	0.75%	to 1.35%	9.95%	to 10.57%
2011	1,306	$11.26	to	$11.73	$15,011	3.15%	0.75%	to 1.35%	-2.09%	to -1.43%
2010	1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to 1.35%	9.73%	to 10.39%
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to 1.35%	20.74%	to 21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to 1.35%	-27.91%	to -27.39%
ING Solution 2025 Portfolio - Service Class
2012	1,318	$12.15	to	$12.73	$16,392	2.73%	0.75%	to 1.35%	11.88%	to 12.65%
2011	1,479	$10.86	to	$11.30	$16,403	2.09%	0.75%	to 1.35%	-4.40%	to -3.83%
2010	1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to 1.35%	12.25%	to 12.87%
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to 1.35%	24.17%	to 24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to 1.35%	-34.80%	to -34.33%
ING Solution 2035 Portfolio - Service Class
2012	749	$12.29	to	$12.87	$9,408	2.26%	0.75%	to 1.35%	13.59%	to 14.20%
2011	887	$10.82	to	$11.27	$9,777	1.62%	0.75%	to 1.35%	-5.91%	to -5.29%
2010	955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to 1.35%	12.97%	to 13.66%
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to 1.35%	26.62%	to 27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to 1.35%	-37.82%	to -37.44%

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2012	103	$12.28	to	$12.86	$1,283	1.82%	0.75%	to 1.35%	13.91%	to 14.51%
2011	104	$10.78	to	$11.23	$1,131	1.17%	0.75%	to 1.35%	-6.42%	to -5.79%
2010	109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to 1.35%	13.61%	to 14.29%
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to 1.35%	28.03%	to 28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to 1.35%	-40.67%	to -40.27%
ING Solution Income Portfolio - Service Class
2012	460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to 1.35%	8.25%	to 9.01%
2011	515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to 1.35%	-0.95%	to -0.42%
2010	574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to 1.35%	8.09%	to 8.76%
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to 1.35%	15.57%	to 16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to 1.35%	-17.76%	to -17.22%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to 1.35%	14.29%	to 15.02%
2011	576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to 1.35%	-5.21%	to -4.64%
2010	694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to 1.35%	26.40%	to 27.20%
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to 1.35%	44.07%	to 44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to 1.35%	-44.03%	to -43.68%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	14,940	$10.07	to	$16.99	$158,174	-	0.75%	to 2.35%	15.88%	to 17.76%
2011	11,616	$8.69	to	$14.47	$105,828	-	0.75%	to 2.35%	-3.66%	to -2.11%
2010	11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to 2.60%	13.47%	to 15.78%
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to 2.60%	39.05%	to 41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to 2.60%	-43.72%	to -42.73%
ING Templeton Foreign Equity Portfolio - Service Class
2012	59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to 2.60%	15.92%	to 17.85%
2011	21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to 2.35%	-14.34%	to -12.95%
2010	25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to 2.60%	5.73%	to 7.77%
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to 2.60%	28.47%	to 31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to 2.60%	-42.17%	to -41.17%

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	429	$10.66	to	$14.54	$5,110	0.70%	0.75%	to	2.35%	10.47%	to	12.24%
2011	486	$9.65	to	$12.98	$5,199	0.68%	0.75%	to	2.35%	-4.93%	to	-3.43%
2010	558	$10.15	to	$13.48	$6,229	0.64%	0.75%	to	2.35%	10.33%	to	12.15%
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
ING Strategic Allocation Conservative Portfolio - Class S
2012	97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011	88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010	100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
ING Strategic Allocation Growth Portfolio - Class S
2012	30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011	31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010	39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
ING Strategic Allocation Moderate Portfolio - Class S
2012	63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011	66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010	51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
ING Growth and Income Portfolio - Class A
2012	110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	123,527	$9.46	to	$9.63	$1,177,999	(d)	0.75%	to	2.60%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Growth and Income Portfolio - Class I
2012	7	$9.94	to	$10.01	$65	1.41%	1.25%	to 1.40%	14.25%	to 14.27%
2011	9	$8.70	to	$8.76	$77	1.05%	1.25%	to 1.40%	-1.69%	to -1.46%
2010	13	$8.85	to	$8.89	$114	0.90%	1.25%	to 1.40%	12.45%	to 12.67%
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to 1.40%	28.50%	to 28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to 1.40%	-38.55%	to -38.35%
ING Growth and Income Portfolio - Class S
2012	72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to 2.60%	12.45%	to 14.86%
2011	84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to 2.60%	-3.08%	to -1.00%
2010	51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to 2.60%	10.89%	to 13.28%
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to 2.60%	26.58%	to 29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to 2.60%	-39.13%	to -38.33%
ING GET U.S. Core Portfolio - Series 11
2012	348	$9.80	to	$10.45	$3,515	2.00%	1.45%	to 2.35%	-2.87%	to -1.97%
2011	387	$10.05	to	$10.66	$4,001	2.17%	1.45%	to 2.40%	-1.57%	to -0.56%
2010	468	$9.94	to	$10.72	$4,857	2.38%	1.45%	to 2.95%	1.74%	to 3.28%
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to 2.95%	-3.65%	to -2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to 2.95%	-2.31%	to -0.93%
ING GET U.S. Core Portfolio - Series 12
2012	162	$9.93	to	$10.64	$1,696	2.28%	1.45%	to 2.45%	-1.88%	to -0.84%
2011	172	$10.12	to	$10.73	$1,817	2.59%	1.45%	to 2.45%	-1.36%	to -0.37%
2010	187	$10.23	to	$10.77	$1,962	2.77%	1.45%	to 2.50%	3.13%	to 4.26%
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to 3.05%	-3.67%	to -2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to 3.05%	-9.03%	to -7.54%
ING GET U.S. Core Portfolio - Series 13
2012	667	$9.99	to	$10.54	$6,921	2.13%	1.45%	to 2.25%	-2.54%	to -1.68%
2011	859	$10.25	to	$10.72	$9,103	2.21%	1.45%	to 2.25%	-0.49%	to 0.28%
2010	1,215	$10.21	to	$10.69	$12,854	2.48%	1.45%	to 2.45%	3.97%	to 5.11%
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to 2.45%	-4.47%	to -3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to 2.90%	-0.59%	to 0.86%

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 14
2012	2,252	$10.09	to	$10.75	$23,800	2.77%	1.45%	to	2.50%	-2.61%	to	-1.65%
2011	2,709	$10.36	to	$10.93	$29,164	3.07%	1.45%	to	2.50%	0.58%	to	1.67%
2010	3,418	$10.30	to	$10.75	$36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
ING BlackRock Science and Technology Opportunities Portfolio - Class S
2012	17,592	$10.07	to	$16.13	$186,205	-	0.75%	to	2.60%	4.79%	to	6.82%
2011	19,792	$9.61	to	$15.10	$198,020	-	0.75%	to	2.60%	-12.87%	to	-11.23%
2010	23,192	$11.03	to	$17.01	$263,966	-	0.75%	to	2.60%	15.14%	to	17.23%
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
ING Euro STOXX 50® Index Portfolio - Class A
2012	1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011	415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010	541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$608	(b)	1.15%	to	2.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING FTSE 100 Index® Portfolio - Class A
2012	193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011	222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010	328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$755	(b)	1.15%	to	2.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Hang Seng Index Portfolio - Class S
2012	3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011	4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010	5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$41,686	(b)	0.95%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class S
2012	11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011	13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010	16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
ING Index Plus MidCap Portfolio - Class S
2012	7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011	8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010	9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
ING Index Plus SmallCap Portfolio - Class S
2012	6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011	6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010	7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
ING International Index Portfolio - Class S
2012	5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011	5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010	7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(a)	0.95%	to	2.35%		(a)
ING Japan TOPIX Index® Portfolio - Class A
2012	475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011	1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010	770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$324	(b)	1.00%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

140

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2012	9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011	10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010	10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$141,894	(b)	0.75%	to	2.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Index Portfolio - Class S
2012	32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011	33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010	39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(a)	0.80%	to	2.35%		(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2012	4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011	2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010	2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$24,005	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011	15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010	18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$248,368	(b)	0.90%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Index Portfolio - Class S
2012	10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011	10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010	11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(a)	0.80%	to	2.35%		(a)

141

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Russell™ Small Cap Index Portfolio - Class S
2012	13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to 2.35%	13.11%	to	14.71%
2011	13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to 2.35%	-6.37%	to	-5.02%
2010	16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to 2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to 2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(a)	0.80%	to 2.45%		(a)
ING Small Company Portfolio - Class S
2012	6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to 2.35%	11.63%	to	13.40%
2011	8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to 2.35%	-4.96%	to	-3.42%
2010	9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to 2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to 2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to 2.55%	-32.17%	to	-31.74%
ING U.S. Bond Index Portfolio - Class S
2012	20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to 2.60%	0.90%	to	2.84%
2011	25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to 2.60%	4.20%	to	6.11%
2010	21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to 2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to 2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(a)	0.75%	to 2.60%		(a)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S
2012	20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to 2.35%	12.40%	to	14.16%
2011	22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to 2.35%	-6.08%	to	-4.58%
2010	24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to 2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to 2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(a)	0.75%	to 2.35%		(a)
ING International Value Portfolio - Class S
2012	457	$13.73	to	$15.43	$6,905	2.35%	0.75%	to 1.35%	17.39%	to	18.11%
2011	519	$11.67	to	$13.09	$6,655	2.35%	0.75%	to 1.35%	-16.11%	to	-15.57%
2010	620	$13.88	to	$15.55	$9,445	1.72%	0.75%	to 1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to 1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to 1.35%	-43.09%	to	-42.76%

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2012	27,450	$11.65	to	$22.71	$349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011	31,078	$10.46	to	$20.14	$353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010	34,369	$10.79	to	$20.50	$399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
ING SmallCap Opportunities Portfolio - Class S
2012	5,427	$9.67	to	$21.16	$58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011	6,239	$8.61	to	$18.60	$58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010	7,156	$8.76	to	$18.69	$68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I
2012	8	$9.72	to	$9.81	$73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011	9	$8.47	to	$8.53	$75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010	10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
Western Asset Variable High Income Portfolio
2012	3		$24.84		$65	7.35%		1.40%			16.18%
2011	3		$21.38		$71	8.39%		1.40%			0.99%
2010	3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class
2012	69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011	78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010	97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2012	986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to 1.35%	7.33%	to 7.95%
2011	929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to 1.35%	10.17%	to 10.83%
2010	985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to 1.35%	6.63%	to 7.27%
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to 1.35%	16.78%	to 17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to 1.35%	-8.29%	to -7.71%
Pioneer Equity Income VCT Portfolio - Class II
2012	801	$14.91	to	$17.11	$13,428	3.72%	0.75%	to 1.35%	8.45%	to 9.15%
2011	955	$13.71	to	$15.72	$14,738	2.01%	0.75%	to 1.35%	4.38%	to 5.03%
2010	1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to 1.35%	17.62%	to 18.27%
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to 1.35%	12.29%	to 13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to 1.35%	-31.41%	to -30.97%
ProFund VP Bull
2012	1,228	$8.60	to	$10.95	$11,201	-	0.95%	to 2.25%	11.40%	to 12.82%
2011	1,471	$7.72	to	$10.92	$12,013	-	0.95%	to 2.25%	-2.28%	to -0.89%
2010	1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to 2.25%	10.03%	to 11.48%
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to 2.25%	21.49%	to 23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to 2.60%	-39.27%	to -38.28%
ProFund VP Europe 30
2012	713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to 2.35%	13.85%	to 15.42%
2011	844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to 2.35%	-10.98%	to -9.69%
2010	1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to 2.35%	0.21%	to 1.64%
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to 2.35%	29.26%	to 31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to 2.35%	-45.34%	to -44.50%
ProFund VP Rising Rates Opportunity
2012	1,866	$2.61	to	$3.23	$5,177	-	0.95%	to 2.35%	-9.12%	to -8.01%
2011	1,897	$2.87	to	$3.55	$5,755	-	0.95%	to 2.35%	-38.96%	to -38.03%
2010	2,136	$4.70	to	$5.80	$10,541	-	0.95%	to 2.60%	-18.20%	to -16.72%
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to 2.60%	28.82%	to 30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to 2.60%	-39.61%	to -38.60%

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Van Kampen American Franchise Fund - Class I Shares
2012	1,688	$9.87	to	$9.96	$16,725	(e)	0.95%	to	2.35%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2012	82	$13.66	to	$13.94	$1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011	106	$11.60	to	$11.74	$1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	118	$12.56	to	$12.61	$1,487	(c)	1.40%	to	2.20%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2012	104	$11.92	to	$14.36	$1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011	164	$10.78	to	$12.89	$2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010	180	$10.35	to	$12.27	$2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187	$9.35	to	$10.99	$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2012	60	$10.75	to	$13.05	$747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011	67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010	72	$9.62	to	$11.54	$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55	$8.64	to	$10.31	$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2012	13	$15.09	to	$18.48	$233	-	1.40%	to	2.20%	5.45%	to	6.33%
2011	22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
2010	24	$15.33	to	$18.47	$436	-	1.40%	to	2.20%	23.93%	to	24.97%
2009	32	$12.37	to	$14.78	$464	-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%

145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
Wells Fargo Advantage VT Total Return Bond Fund
2012	50	$13.26	to	$14.77	$712	1.54%	1.40%	to 2.20%	3.76%	to 4.60%
2011	62	$12.78	to	$14.12	$849	2.60%	1.40%	to 2.20%	5.97%	to 6.81%
2010	84	$12.06	to	$13.22	$1,075	3.34%	1.40%	to 2.20%	4.69%	to 5.51%
2009	89	$11.52	to	$12.53	$1,080	4.46%	1.40%	to 2.20%	9.51%	to 10.49%
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to 2.20%	0.10%	to 0.89%

(a)	As investment Division had no investment until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investment until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investment until 2010, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investment until 2011, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investment until 2012, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

146

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Balance Sheets as of December 31, 2012 and 2011	C-3
Statements of Operations for the years ended
December 31, 2012, 2011 and 2010	C-5
Statements of Comprehensive Income for the years ended
December 31, 2012, 2011 and 2010	C-6
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2012, 2011 and 2010	C-7
Statements of Cash Flows for the years ended
December 31, 2012, 2011 and 2010	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31,
2012 and 2011, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING
USA Annuity and Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company retrospectively changed its method of accounting for costs associated with acquiring or renewing insurance contracts. Additionally, as discussed in Note 1 to the financial statements, the
Company has elected to change its method of accounting for guaranteed minimum withdrawal benefits with life payouts riders, and has also elected to change its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2013

                                                                                                        C-2

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Balance Sheets December 31, 2012 and 2011 (In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,560.6 at 2012
and $20,062.4 at 2011)	$ 20,586.6	$ 21,400.7
Fixed maturities, at fair value using the fair value option	326.7	335.0
Equity securities, available-for-sale, at fair value (cost of $26.4 at 2012 and $26.7 at
2011)	29.8	27.7
Short-term investments	2,686.6	2,397.0
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2012 and $1.5 at
2011	2,835.0	3,137.3
Policy loans	101.8	112.0
Loan - Dutch State obligation	—	658.2
Limited partnerships/corporations	166.9	305.4
Derivatives	1,381.3	1,609.1
Other investments	80.7	82.2
Securities pledged (amortized cost of $684.7 at 2012 and $965.0 at 2011)	714.0	1,012.8
Total investments	28,909.4	31,077.4
Cash and cash equivalents	295.6	121.2
Short-term investments under securities loan agreement, including collateral delivered	138.9	248.3
Accrued investment income	208.7	233.3
Receivable for securities sold	7.5	32.4
Premium receivable	30.9	28.2
Deposits and reinsurance recoverable	4,014.7	4,068.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	3,738.2	4,396.5
Short-term loan to affiliate	—	535.9
Due from affiliates	37.0	363.5
Current income tax recoverable from Parent	—	204.0
Deferred income taxes	—	38.6
Other assets	370.0	394.6
Assets held in separate accounts	39,799.1	39,356.9
Total assets	$ 77,550.0	$ 81,099.4

                                              The accompanying notes are an integral part of these Financial Statements.

                                                                                                              C-3

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Balance Sheets December 31, 2012 and 2011 (In millions, except share data)

	As of December 31,
	2012	2011

Liabilities and Shareholder’s Equity
Future policy benefits and contract owner account balances	$ 27,094.2	$ 29,708.3
Payable for securities purchased	0.2	0.4
Payables under securities loan agreement, including collateral held	905.5	1,069.4
Long-term debt	435.0	435.0
Due to affiliates	64.1	128.9
Funds held under reinsurance treaties with affiliates	4,082.9	5,456.4
Derivatives	798.6	604.9
Current income tax payable to Parent	22.6	—
Deferred income taxes	32.9	—
Other liabilities	182.8	203.1
Liabilities related to separate accounts	39,799.1	39,356.9
Total liabilities	73,417.9	76,963.3

Shareholder’s equity:
Common stock (250,000 shares authorized, issued and outstanding; $10 per share
value)	2.5	2.5
Additional paid-in capital	5,755.5	5,971.6
Accumulated other comprehensive income (loss)	634.2	245.1
Retained earnings (deficit)	(2,260.1)	(2,083.1)
Total shareholder’s equity	4,132.1	4,136.1
Total liabilities and shareholder’s equity	$ 77,550.0	$ 81,099.4

                                      The accompanying notes are an integral part of these Financial Statements.

                                                                                                   C-4

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Operations For the Years Ended December 31, 2012, 2011 and 2010 (In millions)

	Years Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$ 1,285.5	$ 1,409.3	$ 1,356.4
Fee income	810.9	871.5	880.1
Premiums	459.0	456.2	280.6
Net realized capital gains (losses):
Total other-than-temporary impairments	(27.9)	(201.5)	(300.1)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(9.4)	(21.1)	(105.7)
Net other-than-temporary impairments recognized in earnings	(18.5)	(180.4)	(194.4)
Other net realized capital gains (losses)	(1,355.6)	(776.6)	(723.2)
Total net realized capital gains (losses)	(1,374.1)	(957.0)	(917.6)
Other revenue	34.7	54.2	61.5
Total revenues	1,216.0	1,834.2	1,661.0
Benefits and expenses:
Interest credited and other benefits to contract owners	364.5	2,227.1	654.9
Operating expenses	444.3	447.3	453.5
Net amortization of deferred policy acquisition costs and value of
business acquired	343.7	(904.4)	418.3
Interest expense	30.9	31.7	32.1
Other expense	27.3	11.7	38.9
Total benefits and expenses	1,210.7	1,813.4	1,597.7
Income (loss) before income taxes	5.3	20.8	63.3
Income tax expense (benefit)	182.3	(131.3)	(42.1)
Net income (loss)	$ (177.0)	$ 152.1	$ 105.4

                                       The accompanying notes are an integral part of these Financial Statements.

                                                                                                     C-5

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$ (177.0)	$152.1	$105.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	514.6	(11.6)	785.3
Other-than-temporary impairments	12.7	29.0	(6.9)
Pension and other post-employment benefit liability	(0.2)	—	(0.2)
Other comprehensive income (loss), before tax	527.1	17.4	778.2
Income tax benefit (expense) related to items of other
comprehensive income (loss)	(138.0)	72.9	(99.3)
Other comprehensive income (loss), after tax	389.1	90.3	678.9
Comprehensive income (loss)	$212.1	$242.4	$784.3

                                             The accompanying notes are an integral part of these Financial Statements.

                                                                                                             C-6

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2010 - Before change in
method	$ 2.5	$ 5,172.7	$ (532.5)	$ (1,902.6)	$ 2,740.1
Cumulative effect of changes in accounting:
Deferred policy acquisition costs	—	—	8.0	(419.8)	(411.8)
Fair value for Guaranteed Minimum
Withdrawal Benefits for Life	—	—	(4.2)	(13.6)	(17.8)
Actuarial gains (losses) for pension and post-
retirement benefit plans	—	—	4.6	(4.6)	—
Balance at January 1, 2010 - As reported	2.5	5,172.7	(524.1)	(2,340.6)	2,310.5
Comprehensive income (loss):
Net income (loss)	—	—	—	105.4	105.4
Other comprehensive income (loss), after tax	—	—	678.9	—	678.9
Total comprehensive income (loss)					784.3
Contribution of capital	—	749.0	—	—	749.0
Balance at December 31, 2010	$ 2.5	$ 5,921.7	$ 154.8	$ (2,235.2)	$ 3,843.8
Comprehensive income (loss):
Net income (loss)	—	—	—	152.1	152.1
Other comprehensive income (loss), after tax	—	—	90.3	—	90.3
Total comprehensive income (loss)					242.4
Contribution of capital	—	44.0	—	—	44.0
Employee related benefits	—	5.9	—	—	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 245.1	$ (2,083.1)	$ 4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1		389.1
Total comprehensive income (loss)					212.1
Distribution of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	$ 2.5	$ 5,755.5	$ 634.2	$ (2,260.1)	$ 4,132.1

                                                           The accompanying notes are an integral part of these Financial Statements.

                                                                                                                        C-7

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2012, 2011 and 2010 (In millions)
	Years Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss)	$ (177.0)	$ 152.1	$ 105.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(137.6)	(159.1)	(218.1)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	646.9	(1,366.2)	500.3
Net accretion/amortization of discount/premium	50.1	65.7	44.1
Future policy benefits, claims reserves and interest credited	575.8	1,461.6	963.7
Deferred income tax (benefit) expense	(66.5)	64.5	(665.0)
Net realized capital (gains) losses	1,374.1	957.0	917.6
Change in:
Accrued investment income	24.6	0.1	(46.1)
Reinsurance recoverable	(37.8)	(728.1)	(290.2)
Other receivables and asset accruals	0.4	44.5	15.9
Other reinsurance asset	21.5	(0.5)	17.7
Due to/from affiliates	261.7	(262.1)	721.3
Income tax recoverable	226.6	(283.2)	10.2
Other payables and accruals	(1,393.8)	1,909.7	205.7
Employee share-based payments	33.9	5.9	0.6
Other, net	12.8	(10.7)	(9.8)
Net cash provided by operating activities	1,415.7	1,851.2	2,273.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$ 6,606.1	$ 5,400.7	$ 8,028.5
Equity securities, available-for-sale	2.7	38.8	66.8
Mortgage loans on real estate	687.2	678.4	714.7
Limited partnerships/corporations	153.3	38.9	23.0
Acquisition of:
Fixed maturities	(4,757.0)	(5,483.6)	(10,791.6)
Equity securities, available-for-sale	(2.6)	(5.7)	(58.4)
Mortgage loans on real estate	(384.7)	(853.6)	(278.6)
Limited partnerships/corporations	(25.9)	(39.4)	(57.1)
Derivatives, net	(1,232.4)	(511.9)	(740.1)
Short-term investments, net	(285.7)	(1,458.0)	1,104.7
Loan-Dutch State obligation, net	651.5	185.7	182.1
Policy loans, net	10.2	10.1	9.5
Collateral (delivered) received	(54.5)	763.2	25.8
Other, net	(0.1)	(1.3)	2.0
Net cash provided by (used in) investing activities	1,368.1	(1,237.7)	(1,768.7)

                                                  The accompanying notes are an integral part of these Financial Statements.

                                                                                                                       C-8

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2012, 2011 and 2010 (In millions)
	Years Ended December 31,
	2012	2011	2010
Cash Flows from Financing Activities:
Deposits received for investment contracts	6,651.8	6,363.2	3,549.4
Maturities and withdrawals from investment contracts	(9,638.8)	(7,170.1)	(4,571.3)
Reinsurance recoverable on investment contracts	91.7	(81.4)	7.3
Short-term repayments of repurchase agreements, net	—	—	(311.1)
Return of capital distribution	(250.0)	—	—
Short-term loans to affiliates, net	535.9	280.5	103.5
Capital contribution from parent	—	44.0	749.0
Net cash used in financing activities	(2,609.4)	(563.8)	(473.2)
Net increase in cash and cash equivalents	174.4	49.7	31.4
Cash and cash equivalents, beginning of year	121.2	71.5	40.1
Cash and cash equivalents, end of year	$ 295.6	$ 121.2	$ 71.5
Supplemental cash flow information:
Income taxes paid, net	$ 40.0	$ 87.1	$ 614.0
Interest paid	28.2	28.8	29.1

                                                      The accompanying notes are an integral part of these Financial Statements.

                                                                                                           C-9

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company ("ING USA" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc. ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. ("ING Insurance"), which is a wholly owned subsidiary of
ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company. ING is a global financial services holding company based in The Netherlands, with American
Depository Shares listed on the New York Stock Exchange under the symbol "ING."

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange
Commission ("SEC") on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited on ING USA variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as
"GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain reclassifications have been made to prior year financial information to conform to the current year classifications, including the presentation of changes in fair value of embedded derivatives within annuity products and the presentation of market value adjustment items in order to align with the presentation of the Consolidated Financial Statements of ING U.S.,
Inc. For the years ended December 31, 2011 and 2010, respectively, reclassifications decreased Fee income by $207.9 and
$211.2, decreased Other net realized capital gains (losses) by $1.7 billion and $111.9, increased Other revenue by $53.5 and
$61.5, and decreased Interest credited and other benefits to contact owners by $1.9 billion and $260.4, in the Statements of
Operations. Such reclassifications had no impact on Shareholder's equity or Net income (loss).

                                                                                        C-10

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Accounting Changes

Future Policy Benefits and Contract Owner Accounts

As of January 1, 2012, the Company voluntarily changed to fair value accounting for the guaranteed minimum withdrawal benefits with life payouts (“GMWBL”) riders as a retrospective change in accounting principle. Under fair value accounting,
GMWBLs are considered embedded derivatives, which are measured at estimated fair value separately from the host annuity contract. Changes in estimated fair value are reported in Other net realized capital gains (losses) in the Statements of
Operations. Previously, GMWBLs were accounted for by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The new accounting method is preferable, as it provides more useful financial reporting information to financial statement users and fair value is more closely aligned with the underlying economics of the guarantee.

The cumulative effect of this change as of January 1, 2010, is a decrease to Accumulated other comprehensive income (loss)
and to Retained earnings of $(4.2) and $(13.6), respectively, net of other related impacts of DAC, other intangible assets, and taxes.

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs
Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities
(underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $419.8, net of income taxes of $226.0, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a
$8.0 increase to Accumulated other comprehensive income (“AOCI”).

Employee Benefit Plans

As of January 1, 2012, the Company voluntarily changed its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans. Previously, actuarial gains and losses were recognized in Accumulated other comprehensive income and, to the extent outside a corridor, amortized into operating results over the average remaining service period of active plan participants or the average remaining life expectancy of inactive plan participants, as applicable. The
Company has elected to immediately recognize actuarial gains and losses in the Statements of Operations in the year in which the gains and losses occur. The new accounting method is preferable, as it eliminates the delay in recognition of actuarial gains and losses. These gains and losses are generally only measured annually as of December 31 and, accordingly, will generally be recorded during the fourth quarter.

The Company's change in accounting methodology has been applied retrospectively. The cumulative effect of this change as of
January 1, 2010, is a decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $4.6, net of tax.

                                                                                                  C-11

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The impacts of the accounting changes to the Balance Sheet as of December 31, 2012 and 2011, and to the Statements of
Operations for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012
	Before Change in Method		Effect of GMWBL Change	Effect of Pension Change	As Reported
Balance Sheet:
Deferred policy acquisition costs, Value of business acquired
and Sales inducements to contract owners	$ 2,725.5		$ 1,012.7	$ —	$ 3,738.2
Deferred income taxes	141.8		(174.7)	—	(32.9	) (1)
Future policy benefits and claims reserves	25,582.5		1,511.7	—	27,094.2
Accumulated other comprehensive income (loss)	810.9		(179.6)	2.9	634.2
Retained earnings (deficit)	(2,112.4)		(144.8)	(2.9)	(2,260.1)

Statement of Operations:
Other net realized capital gains (losses)	(1,581.9)		226.3	—	(1,355.6)
Operating expenses	444.8		—	(0.5)	444.3
Net amortization of deferred policy acquisition costs and
value of business acquired	536.7		(193.0)	—	343.7
Income tax expense (benefit)	170.4		11.7	0.2	182.3
Net income (loss)	(198.9)		21.6	0.3	(177.0)
(1) Reflects a deferred tax liability

	2011
	Before Change in Method	Effect of GMWBL Change	Effect of Pension Change	Other Changes(1)	As Reported
Balance Sheet:
Deferred policy acquisition costs, Value of business
acquired and Sales inducements to contract owners	$ 3,974.9	$1,037.6	$ —	$ (616.0)	$ 4,396.5
Other assets	385.8	—	—	8.8	394.6
Future policy benefits and claims reserves	27,970.2	1,738.1	—	—	29,708.3
Deferred income taxes	418.9	(245.1)	—	(212.4)	(38.6	) (2)
Accumulated other comprehensive income (loss)	435.2	(288.9)	3.2	95.6	245.1
Retained earnings (deficit)	(1,423.3	) (166.4)	(3.2)	(490.2)	(2,083.1)

Statement of Operations:
Fee income	$ 1,079.4	$ —	$ —	$ (207.9)	$ 871.5
Other net realized capital gains (losses)	922.5	—	—	(1,699.1)	(776.6)
Other revenue	0.7	—	—	53.5	54.2
Interest credited and other benefits to contract
owners	3,044.9	1,035.8	—	(1,853.6)	2,227.1
Operating expenses	437.1	—	(0.9)	11.1	447.3
Net amortization of deferred policy acquisition costs
and value of business acquired	(236.5)	(804.1)	—	136.2	(904.4)
Other expense	11.4	—	—	0.3	11.7
Income tax expense (benefit)	1.1	(81.1)	0.3	(51.6)	(131.3)
Net income (loss)	398.0	(150.7)	0.6	(95.8)	152.1
(1) See reclassifications in Basis of Presentation and Accounting Changes above.
(2) Reflects a deferred income tax asset.

                                                                                                                    C-12

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2010
	Change Before in Method	GMWBL Effect of Change	Effect Pension of Change	Other Changes(1)	As Reported
Statement of Operations:
Fee income	$ 1,091.3	$ —	$ —	$ (211.2) $	880.1
Other net realized capital gains (losses)	(611.3)	—	—	(111.9)	(723.2)
Other revenue	—	—	—	61.5	61.5
Interest credited and other benefits to contract
owners	985.0	(69.7)	—	(260.4)	654.9
Operating expenses	428.4	—	(1.2)	26.3	453.5
Net amortization of deferred policy acquisition
costs and value of business acquired	411.6	73.2	—	(66.5)	418.3
Other expense	39.3	—	—	(0.4)	38.9
Income tax expense (benefit)	(55.1)	(1.2)	0.4	13.8	(42.1)
Net income (loss)	81.3	(2.3)	0.8	25.6	105.4
(1) See reclassifications in Basis of Presentation above and Accounting Changes above.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and/or contain significant accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive

                                                                                              C-13

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date.
Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only, principal-only strips, inverse floaters and credit-sensitive
MBS and ABS securities, which represent beneficial interest in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations.
Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues, and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.
The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

                                                                                                C-14

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Loan - Dutch State Obligation: The reported value of the State of The Netherlands (the "Dutch State") loan obligation was based on the outstanding loan balance, plus any unamortized premium. This loan obligation was sold to a related party in
November 2012.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests which consists primarily of private equities and hedge funds. The Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's equity in earnings from limited partnership interests accounted for under the equity method is recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors, the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For portions of the program, the lending agent retains 5% of the collateral deposited by the borrower and transfers the remaining 95% to the Company. For other portions of the program, the lending agent retains the cash collateral. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-
temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the
Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-

                                                                                                       C-15

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors
("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of
Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

■	The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.
■	When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to:
general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
■	Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; and the payment priority within the tranche structure of the security.
■	When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the
Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment.
Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Balance
Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

                                                                                                 C-16

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a)
a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge").
In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.
  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).
  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion
  of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into   earnings in the
  same periods during which the hedged transaction impacts earnings in the same line item associated   with the forecasted
  transaction. The ineffective portion of the derivative's change in value, if any, along with any of   the derivative's change
  in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net   realized capital gains
  (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the
Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company's counterparties, there is a termination event should the Company's long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturities and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates
(short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance
Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the
Statements of Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

                                                                                           C-17

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

DAC and VOBA

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition, as well as certain costs related directly to successful acquisition activities. Such costs consist principally of certain commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and
VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Amortization of
DSI on these products are also impacted by changes in assumptions (see Sales Inducements below).

Several assumptions are considered significant in the estimation of future gross profits associated with variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets
("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year lookforward period. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations and decreased future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the

                                                                                          C-18

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The
Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners on the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations.
Reserves also include estimates of unpaid claims as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based upon Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for individual and group life insurance contracts (mainly term insurance, non-participating whole life insurance, and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses, and persistency are based upon the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.5% to 6.25%.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments.
Assumptions as to interest rates, mortality, and expenses are based upon the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 7.50%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance and immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, such as guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), universal life-type contracts and fixed-indexed annuity ("FIA") contracts.

  Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest
  accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a   spread or a
  fixed rate, established at the issue date of the contract.
  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
  8.0% for the years 2012, 2011 and 2010. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

                                                                                       C-19

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Account balances for universal life-type contracts are equal to cumulative deposits, less charges and withdrawals and account values released upon death, plus credited interest thereon.
  For FIAs, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host
  component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate   and
  the embedded derivative liability is recognized at fair value.

Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life products and certain variable annuity guaranteed benefits. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the
DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

Guaranteed minimum death benefits and Guaranteed minimum income benefits
Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's
("S&P") 500 Index. In addition, the reserve for the GMIB guarantee incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account value). Reserves for GMDB and GMIB are recorded in Future policy benefits on the
Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedging program to mitigate the risks associated with these guarantees, for which the
Company did not seek hedge accounting. The variable annuity guarantee hedging program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

GMAB, GMWB, GMWBL and FIA
The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWBs"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs which are measured at estimated fair value separately from the host annuity contract, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates.
The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.). Risk margins are established to capture uncertainties related to policyholder behavior assumptions.
The margin represents additional compensation a market participant would require to assume these risks.

                                                                                            C-20

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the minimum guaranteed interest rate. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as, partial withdrawals, full surrenders, deaths, annuitizations and, maturities.

The GMAB, GMWB, GMWBL and FIA embedded derivative liabilities include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

■ Such separate accounts are legally recognized;
■ Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
■ Investments are directed by the contract owner or participant; and
■ All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of
Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance
Sheets and are recognized as a component of Interest expense in the Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an

                                                                                            C-21

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other liability on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the
Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to individual and group life policies are recognized in Premiums in the Statements of Operations when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force.
Benefits are recorded in Interest credited and other benefits to contract owners in the Statements of Operations when incurred.

Amounts received as payment for investment-type and universal life-type contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality, policy administration and surrender charges and are reported in Fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio which is reported in
Net Investment Income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits, in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized;
  Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
  The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

                                                                              C-22

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

■ Any tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements.
The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses.
Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of
Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included in Deposits and reinsurance recoverable on the
Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable under reinsurance agreements are included in Reinsurance recoverable and amounts currently payable are included in Other liabilities.
Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of
Denver International Limited ("SLDI"), an affiliate, contains an embedded derivative whose carrying value is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the agreement.

                                                                                            C-23

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver
Insurance Company ("SLD") and SLDI primarily related to GICs, fixed annuities and universal life policies with respect to
SLD and variable annuities with respect to SLDI. The outstanding recoverable balances may fluctuate from period to period.

Participating Insurance

Participating business approximates 12.5% of the Company's ordinary life insurance in force and 29.9% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $9.8, $11.1 and $12.1, were incurred during the years ended December 31, 2012, 2011 and 2010, respectively.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-03,
"Transfers and Servicing (Accounting Standards CodificationTM ("ASC") Topic 860): Reconsideration of Effective Control for
Repurchase Agreements" ("ASU 2011-03"), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 were adopted by the Company on January 1, 2012. The Company determined that there was no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied by the Company.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the FASB issued ASU 2011-02, "Receivables ASC Topic 310): A Creditor's Determination of Whether a
Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"), which clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:
  If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;
  An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;
  A restructuring that results in a delay in payment that is insignificant is not a concession;
  A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and
  A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of certain information about troubled debt restructuring, which was previously deferred by ASU 2011-01, "Deferral of the Effective Date of Disclosure about Troubled Debt Restructurings in Update No. 2010-20"
("ASU 2011-01").

                                                                                                       C-24

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.
The Company determined, however, that there was no effect on the Company's financial position, results of operations or cash flows upon adoption, as there were no troubled debt restructurings between January 1, 2011 and July 1, 2011. The disclosures required by ASU 2011-02 are included in the Investments note to these Financial Statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses
In July 2010, the FASB issued ASU 2010-20, "Receivables (ASC Topic 310): Disclosures about the Credit Quality of
Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Investments note to these Financial Statements, as well as the "Reinsurance" section above, except for the disclosures about troubled debt restructurings included in ASU 2011-02 that were adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Investment note to these Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, "Derivatives and Hedging (ASC Topic 815): Scope Exception Related to
Embedded Credit Derivatives" ("ASU 2010-11"), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Fair Value

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International
Financial Reporting Standards ("IFRS").
In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (ASC Topic 820):
Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU
2011-04"), which includes the following amendments:
  The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;
  The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;
  An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and
  The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed and further information regarding
Level 3 fair value measurements.

                                                                                             C-25

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-04 were adopted, prospectively, by the Company on January 1, 2012. The adoption had no effect on the Company's financial condition, results of operations or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-04 are included in the Fair Value Measurements note to these Financial
Statements.

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosure (ASC Topic 820): Improving
Disclosures about Fair Value Measurements" ("ASU 2010-06"), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

  Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
  Purchases, sales, issuances and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
  Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
  Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the
Level 3 reconciliation that were adopted by the Company on January 1, 2011. The adoption had no effect on the Company's financial condition, results of operations, or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2010-06 are included in the Fair Value Measurements note to these Financial Statements.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities
In December 2009, the FASB issued ASU 2009-17, "Consolidations (ASC Topic 810): Improvements to Financial Reporting
by Enterprises Involved in Variable Interest Entities," ("ASU 2009-17"), which amends the consolidation guidance for variable interest entities ("VIEs"), as follows:

  Eliminates the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of
  whether an entity has the power to direct the VIE's activities and whether the entity has the obligation to absorb   losses
  or the right to receive benefits that could be significant to the VIE;
  Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and
  Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated
  VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined to not be the primary beneficiary but in which it has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, "Consolidation (ASC Topic 810): Amendments for Certain
Investment Funds" (ASU 2010-10), which defers to ASU 2009-17 for reporting entity's interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU
2009-17 are presented in the Financial Instruments note to these Financial Statements.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive
Income" ("ASU 2011-05"), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

                                                                                                 C-26

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 on December 31, 2011, and applied the provisions retrospectively. The Statement of Comprehensive Income, with corresponding revisions to the Statements of Changes in
Shareholder's Equity, is included in the Financial Statements. In addition, the required disclosures are included in the
Accumulated Other Comprehensive Income (Loss) note to these Financial Statements.

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about
Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 are effective retrospectively for annual reporting periods beginning on or after January 1, 2013 and periods within those annual reporting periods. The Company will adopt the provisions of these ASUs in the first quarter of 2013 which will include additional disclosure of the gross and net information instruments deemed in scope, including any related collateral received or posted.

Disclosures about Amounts Reclassified out of AOCI
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts
Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. The
Company will adopt the provisions of ASU 2013-02 in the first quarter of 2013 to provide additional information about amounts reclassified out of accumulated other comprehensive income by component.

                                                                                                     C-27

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.                   Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31,
2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,218.9	$ 92.6	$ —	$ —	$ 1,311.5	$ —
U.S. government agencies and
authorities	19.3	4.4	—	—	23.7	—
State, municipalities and political
subdivisions	80.1	9.9	—	—	90.0	—
U.S. corporate securities	9,511.8	1,039.6	13.9	—	10,537.5	6.5

Foreign securities(1) :
Government	404.7	41.4	2.7	—	443.4	—
Other	4,473.1	469.9	19.8	—	4,923.2	—
Total foreign securities	4,877.8	511.3	22.5	—	5,366.6	—

Residential mortgage-backed
securities:
Agency	1,072.4	144.9	4.6	39.4	1,252.1	—
Non-Agency	544.7	68.4	26.8	15.3	601.6	58.5
Total Residential mortgage-backed
securities	1,617.1	213.3	31.4	54.7	1,853.7	58.5

Commercial mortgage-backed
securities	1,565.4	201.2	3.0	—	1,763.6	—
Other asset-backed securities	681.6	26.5	23.5	(3.9)	680.7	0.3
Total fixed maturities, including
securities pledged	19,572.0	2,098.8	94.3	50.8	21,627.3	65.3
Less: Securities pledged	684.7	29.8	0.5	—	714.0	—
Total fixed maturities	18,887.3	2,069.0	93.8	50.8	20,913.3	65.3
Equity securities	26.4	3.6	0.2	—	29.8	—
Total fixed maturities and equity
securities investments	$ 18,913.7	$ 2,072.6	$ 94.0	$ 50.8	$20,943.1	$ 65.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents other-than-temporary impairments ("OTTI") reported as a component of Other comprehensive income.

                                                                                                   C-28

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,692.9	$ 92.9	$ —	$ —	$ 1,785.8	$ —
U.S. government agencies and
authorities	19.9	3.8	—	—	23.7	—
State, municipalities and political
subdivisions	98.9	6.8	0.9	—	104.8	—
U.S. corporate securities	9,527.7	784.5	41.4	—	10,270.8	—

Foreign securities(1) :
Government	349.0	26.7	5.4	—	370.3	—
Other	4,939.4	336.8	64.4	—	5,211.8	0.1
Total foreign securities	5,288.4	363.5	69.8	—	5,582.1	0.1

Residential mortgage-backed
securities
Agency	1,354.6	186.9	2.4	46.4	1,585.5	0.3
Non-Agency	735.4	58.3	88.5	15.1	720.3	75.7
Total Residential mortgage-backed
securities	2,090.0	245.2	90.9	61.5	2,305.8	76.0

Commercial mortgage-backed
securities	1,910.3	118.0	26.4	—	2,001.9	1.9
Other asset-backed securities	734.3	15.4	69.6	(6.5)	673.6	—
Total fixed maturities, including
securities pledged	21,362.4	1,630.1	299.0	55.0	22,748.5	78.0
Less: Securities pledged	965.0	49.8	2.0	—	1,012.8	—
Total fixed maturities	20,397.4	1,580.3	297.0	55.0	21,735.7	78.0
Equity securities	26.7	1.8	0.8	—	27.7	—
Total fixed maturities and equity
securities investments	$ 20,424.1	$ 1,582.1	$ 297.8	$ 55.0	$21,763.4	$ 78.0

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in
Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

                                                                                                   C-29

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 1,122.5	$ 1,145.2
After one year through five years	4,967.1	5,274.6
After five years through ten years	5,836.5	6,440.6
After ten years	3,781.8	4,468.9
Mortgage-backed securities	3,182.5	3,617.3
Other asset-backed securities	681.6	680.7
Fixed maturities, including securities pledged	$ 19,572.0	$ 21,627.3

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity. As of
December 31, 2011 the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s
Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$ 991.8	$ 138.8	$ 0.5	$ 1,130.1
Financial	1,669.5	179.0	17.6	1,830.9
Industrial and other companies	8,393.6	839.0	5.5	9,227.1
Utilities	2,573.6	310.8	9.9	2,874.5
Transportation	356.4	41.9	0.2	398.1
Total	$ 13,984.9	$ 1,509.5	$ 33.7	$ 15,460.7

2011
Communications	$ 1,109.9	$ 96.0	$ 5.3	$ 1,200.6
Financial	1,948.2	115.1	54.3	2,009.0
Industrial and other companies	8,453.1	634.0	33.2	9,053.9
Utilities	2,589.6	244.5	10.5	2,823.6
Transportation	366.3	31.7	2.5	395.5
Total	$ 14,467.1	$ 1,121.3	$ 105.8	$ 15,482.6

The Company invests in various categories of collateralized mortgage obligations ("CMOs"), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates

                                                                                   C-30

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of
December 31, 2012 and 2011, approximately 32.9% and 28.3%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs, which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011 the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of
December 31, 2012 and 2011, the fair value of loaned securities was $134.7 and $233.0, respectively, and is included in
Securities pledged on the Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $138.9 and $248.3, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Balance Sheets. As of December 31, 2012 and 2011,
liabilities to return collateral of $138.9 and $248.3, respectively, are included in Payables under securities loan agreement, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the
Company’s exposure to loss. The carrying value of the equity tranches of the collateralized loan obligations ("CLOs") of $4.0 and $3.5 as of December 31, 2012 and 2011, respectively, is included in Limited partnerships/corporations on the Balance
Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of
Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012 to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pretax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

Securitizations

The Company invests in various tranches of securitization entities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. Certain RMBS investments represent agency pass-through securities and close-to-the-index tranches issued by Fannie Mae, Freddie Mac, or a similar government-sponsored entity.

                                                                                        C-31

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities described above are thinly capitalized by design and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The
Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting
Policies note to these Financial Statements.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012 and 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
2012
U.S. corporate, state
and municipalities	$ 237.3	$ 2.9	$ 40.1	$ 0.6	$ 94.0	$ 10.4	$ 371.4	$ 13.9
Foreign	33.3	3.1	23.9	1.8	158.1	17.6	215.3	22.5
Residential
mortgage-backed	116.3	2.2	10.9	0.1	181.6	29.1	308.8	31.4
Commercial
mortgage-backed	4.8	—	11.2	1.2	15.8	1.8	31.8	3.0
Other asset-backed	0.1	—	—	—	152.8	23.5	152.9	23.5
							1,080.
Total	$ 391.8	$ 8.2	$ 86.1	$ 3.7	$ 602.3	$ 82.4	$ 2	$ 94.3

2011
U.S. corporate, state							1,104.
and municipalities	$ 798.9	$ 17.6	$ 97.6	$ 4.1	$ 208.0	$ 20.6	$ 5	$ 42.3
Foreign	476.5	30.2	51.1	5.0	339.5	34.6	867.1	69.8
Residential
mortgage-backed	74.6	0.9	188.2	5.7	305.6	84.3	568.4	90.9
Commercial
mortgage-backed	155.1	1.9	234.7	17.9	35.7	6.6	425.5	26.4
Other asset-backed	42.6	0.3	26.5	9.6	142.1	59.7	211.2	69.6
	1,547.				1,030.		3,176.
Total	$ 7	$ 50.9	$ 598.1	$ 42.3	$ 9	$ 205.8	$ 7	$ 299.0

Of the unrealized capital losses aged more than twelve months, the average fair value of the related fixed maturities was 87.9%
and 83.4% of the average book value as of December 31, 2012 and 2011, respectively.

                                                                                                 C-32

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and
2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$ 553.1	$ 27.3	$ 22.8	$ 6.5	116	13
More than six months and twelve months
or less below amortized cost	151.9	2.9	7.9	1.0	35	3
More than twelve months below
amortized cost	290.1	149.2	10.0	46.1	83	55
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

2011
Six months or less below amortized cost	$ 1,638.7	$ 178.0	$ 52.5	$ 52.5	271	49
More than six months and twelve months
or less below amortized cost	645.4	57.1	38.0	17.3	67	22
More than twelve months below
amortized cost	735.1	221.4	47.0	91.7	126	80
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. corporate, state and municipalities	$ 370.3	$ 15.0	$ 7.5	$ 6.4	50	1
Foreign	187.8	50.0	7.6	14.9	20	10
Residential mortgage-backed	277.3	62.9	13.3	18.1	112	43
Commercial mortgage-backed	33.2	1.6	2.5	0.5	12	1
Other asset-backed	126.5	49.9	9.8	13.7	40	16
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

2011
U.S. corporate, state and municipalities	$ 1,112.3	$ 34.5	$ 32.4	$ 9.9	137	5
Foreign	850.6	86.3	41.7	28.1	131	12
Residential mortgage-backed	500.9	158.4	31.7	59.2	98	89
Commercial mortgage-backed	446.3	5.6	25.1	1.3	24	1
Other asset-backed	109.1	171.7	6.6	63.0	74	44
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments"
section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the

                                                                                              C-33

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS)
largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations of residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance Commissioners ("NAIC") evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called "NAIC designations." An internally developed rating is used as permitted by the
NAIC if no rating is available. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organizations ("ARO") for marketable fixed maturity securities, called rating agency designations except for certain structured securities as described below. NAIC designations of "1," highest quality and "2," high quality, include fixed maturity securities generally considered investment grade by such rating organizations. NAIC designations "3" through "6"
include fixed maturity securities generally considered below investment grade by such rating organizations.

The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond's amortized cost to the NAIC's loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company's RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodology reduces regulatory reliance on rating agencies and allows for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the NAIC rating methodologies described above (which may not correspond to rating agency designations.) All
NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company's fixed maturity securities holdings by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the
Company's best estimate of comparable ratings from rating agencies, including Moody's Investors Service, Inc. ("Moody's"),
Standard & Poor's Ratings Services ("S&P") and Fitch, Inc. ("Fitch"). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

  when three ratings are received then the middle rating is applied;
  when two ratings are received then the lower rating is applied;
  when a single rating is received, the ARO rating is applied; and
  when ratings are unavailable then an internal rating is applied.

                                                                         C-34

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element, such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company's exposure to subprime mortgage backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the "Fixed Maturities and
Equity Securities" section above. As of December 31, 2012, the fair value, and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities was $194.0 and $23.5, respectively, representing 0.9% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities were $189.3 and $69.7, respectively, representing 0.8% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	67.1%	AAA	—	2007	13.2%
	2	3.1%	AA	4.0%	2006	6.2%
	3	14.2%	A	9.1%	2005 and prior	80.6%
	4	13.5%	BBB	8.5%		100.0%
	5	1.0%	BB and below	78.4%
	6	1.1%		100.0%
		100.0%
2011
	1	79.0%	AAA	1.6%	2007	18.9%
	2	6.2%	AA	5.9%	2006	6.6%
	3	10.5%	A	7.9%	2005 and prior	74.5%
	4	1.5%	BBB	9.8%		100.0%
	5	1.3%	BB and below	74.8%
	6	1.5%		100.0%
		100.0%

                                                                                       C-35

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the
Company's exposure to Alt-A RMBS aggregated to $133.6 and $21.7, respectively, representing 0.6% of total fixed maturities including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $129.7 and $52.7, respectively, representing 0.6% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	36.3%	AAA	0.2%	2007	31.4%
	2	10.9%	AA	0.8%	2006	19.4%
	3	15.7%	A	0.6%	2005 and prior	49.2%
	4	30.4%	BBB	2.6%		100.0%
	5	5.7%	BB and below	95.8%
	6	1.0%		100.0%
100.0%
2011
	1	38.5%	AAA	0.3%	2007	30.0%
	2	11.6%	AA	1.7%	2006	18.9%
	3	12.2%	A	5.0%	2005 and prior	51.1%
	4	29.1%	BBB	2.9%		100.0%
	5	7.4%	BB and below	90.1%
	6	1.2%		100.0%
100.0%

                                                                                     C-36

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company's CMBS totaled $1.8 billion and $2.0 billion, respectively, and Other ABS, excluding subprime exposure, totaled $491.9 and $489.7, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $3.0 and $26.4, respectively. As of December 31, 2012, there were no gross unrealized losses related to Other ABS, excluding subprime exposure. As of December 31, 2011, gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $0.2. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company's exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.5%	AAA	47.6%	2008	0.6%
	2	1.8%	AA	25.4%	2007	28.8%
	3	0.4%	A	10.1%	2006	35.3%
	4	0.3%	BBB	7.3%	2005 and prior	35.3%
	5	—	BB and below	9.6%		100.0%
	6	—		100.0%
		100.0%
2011
	1	97.1%	AAA	52.7%	2008	0.5%
	2	1.8%	AA	18.4%	2007	25.9%
	3	—	A	12.7%	2006	31.2%
	4	—	BBB	8.8%	2005 and prior	42.4%
	5	—	BB and below	7.4%		100.0%
	6	1.1%		100.0%
		100.0%

                                                                                                      C-37

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 29.2%, 11.2% and 36.6%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 31.6%, 13.1% and 31.3%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company's exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.0%	AAA	92.5%	2012	18.0%
	2	2.2%	AA	1.0%	2011	17.1%
	3	—	A	3.5%	2010	4.6%
	4	—	BBB	2.2%	2009	6.0%
	5	—	BB and below	0.8%	2008	3.1%
	6	0.8%		100.0%	2007	14.7%
		100.0%			2006	21.2%
					2005 and prior	15.3%
						100.0%
2011
	1	96.9%	AAA	87.3%	2011	19.0%
	2	1.8%	AA	3.9%	2010	10.8%
	3	—	A	3.0%	2009	8.4%
	4	0.1%	BBB	3.8%	2008	3.6%
	5	1.2%	BB and below	2.0%	2007	19.3%
	6	—		100.0%	2006	20.5%
		100.0%			2005 and prior	18.4%
						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012 the Company did not have any troubled debt restructurings. As of December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-
modification and post-modification carrying value of $9.8.

As of December 31, 2012 and 2011, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

                                                                                               C-38

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to
75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$ 2,836.2	$ 3,138.8
Collective valuation allowance	(1.2)	(1.5)
Total net commercial mortgage loans	$ 2,835.0	$ 3,137.3

There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2012. Impairments taken on the mortgage loan portfolio were $6.9 for the year ended December 31, 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans as of December 31,
2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$ 1.5	$ 3.0
Addition to / (reduction of) allowance for losses	(0.3)	(1.5)
Collective valuation allowance for losses, end of period	$ 1.2	$ 1.5

The following table presents information on impaired loans as of December 31, 2012 and 2011:

	2012	2011
Impaired loans, average investment during the period	$ —	$ 8.3

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 and 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

The following table presents information on interest income recognized on impaired loans for the years ended December 31,
2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$ —	$ —	$ 1.3
Interest income recognized on impaired loans, on a cash basis	—	—	1.4

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage

                                                                                                   C-39

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% - 50%	$ 658.9	$ 920.9
50% - 60%	848.0	833.9
60% - 70%	1,169.4	1,173.2
70% - 80%	149.4	191.3
80% and above	10.5	19.5
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 1,970.9	$ 2,105.3
1.25x - 1.5x	464.8	565.8
1.0x - 1.25x	259.2	355.5
Less than 1.0x	141.3	112.2
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 622.7	22.1%	$ 702.5	22.4%
South Atlantic	528.3	18.6%	582.8	18.6%
Middle Atlantic	338.9	11.9%	361.7	11.5%
East North Central	347.2	12.2%	411.4	13.1%
West South Central	373.7	13.2%	414.1	13.2%
Mountain	338.2	11.9%	364.9	11.6%
West North Central	135.8	4.8%	138.2	4.4%
New England	77.5	2.7%	82.2	2.6%
East South Central	73.9	2.6%	81.0	2.6%
Total Commercial mortgage loans	$ 2,836.2	100.0%	$ 3,138.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

                                                                                                                 C-40

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$ 1,159.2	41.0%	$ 1,223.2	39.0%
Retail	711.8	25.0%	807.4	25.7%
Office	427.4	15.1%	542.2	17.3%
Apartments	366.8	12.9%	371.5	11.8%
Hotel/Motel	69.0	2.4%	129.6	4.1%
Mixed use	16.6	0.6%	12.6	0.4%
Other	85.4	3.0%	52.3	1.7%
Total Commercial mortgage loans	$ 2,836.2	100.0%	$ 3,138.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$ 314.3	$ —
2011	795.4	791.2
2010	184.8	272.1
2009	65.9	77.8
2008	253.8	406.5
2007	272.8	447.7
2006 and prior	949.2	1,143.5
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8

(1)	Balances do not include allowance for mortgage loan credit losses.

                                                                                     C-41

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of
Operations, excluding impairments included in Other comprehensive income (loss) by type for the years ended December 31,
2012, 2011 and 2010:

	2012		2011			2010
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$ 6.0	3	$ 9.5	17	$ 5.1		24
Foreign(1)	0.7	3	27.2	52	30.7		23
Residential mortgage-backed	9.7	55	12.3	65	24.5		67
Commercial mortgage-backed	1.7	1	49.7	14	23.2		7
Other asset-backed	0.4	3	74.8	60	104.6		54
Equity	—	—	—	—	—	*	1
Mortgage loans on real estate	—	—	6.9	5	6.3		5
Total	$ 18.5	65	$ 180.4	213	$ 194.4		181
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $14.7, $27.6 and $95.5 of write-downs related to credit impairments for the years ended
December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments which are recognized in the Statements of Operations. The remaining $3.8, $152.8 and $98.9, in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended
December 31, 2012, 2011 and 2010 :

		2012		2011		2010
			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ 0.5		1	$ 9.5	16	$ 4.1	23
Foreign(1)	0.7		3	24.1	48	12.8	18
Residential mortgage-backed	0.9		6	1.8	8	6.1	11
Commercial mortgage-backed	1.7		1	45.5	14	3.9	2
Other asset-backed	—	*	1	71.9	59	72.0	35
Mortgage loans on real estate	—		—	—	—	—	—
Total	$ 3.8		12	$ 152.8	145	$ 98.9	89
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

                                                                                                    C-42

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $2.2 billion and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended
December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$ 64.1	$ 118.2	$ 123.3
Additional credit impairments:
On securities not previously impaired	4.8	5.0	20.0
On securities previously impaired	6.8	6.7	23.4
Reductions:
Securities intent impaired	—	(3.4)	(7.1)
Securities sold, matured, prepaid or paid down	(27.8)	(62.4)	(41.4)
Balance at December 31	$ 47.9	$ 64.1	$ 118.2

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$ 1,137.9	$ 1,242.5	$ 1,182.2
Equity securities, available-for-sale	4.0	3.7	4.5
Mortgage loans on real estate	166.3	174.9	180.8
Policy loans	5.7	6.6	7.2
Short-term investments and cash equivalents	0.2	2.0	4.1
Other	23.7	38.4	30.7
Gross investment income	1,337.8	1,468.1	1,409.5
Less: Investment expenses	52.3	58.8	53.1
Net investment income	$ 1,285.5	$ 1,409.3	$ 1,356.4

As of December 31, 2012 and 2011, the Company did not have any investments in fixed maturities which produced no net investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

                                                                                   C-43

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$ 138.0	$ 33.7	$ 11.8
Fixed maturities, at fair value option	(57.7)	(34.4)	(14.6)
Equity securities, available-for-sale	(0.2)	(0.2)	1.9
Derivatives	(1,654.0)	744.4	(807.9)
Embedded derivative - fixed maturities	(4.2)	4.3	12.3
Embedded derivative - product guarantees	202.9	(1,699.1)	(111.9)
Other investments	1.1	(5.7)	(9.2)
Net realized capital gains (losses)	$ (1,374.1)	$ (957.0)	$ (917.6)
After-tax net realized capital gains (losses)	$ (932.8)	$ (513.1)	$ (660.6)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before-tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$ 4,652.0	$ 3,821.9	$ 6,211.7
Gross gains	177.8	238.0	243.1
Gross losses	(14.3)	(33.7)	(37.4)

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Using interest rate swaps, the
Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the
Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-
qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values,

                                                                                       C-44

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.
The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements.
The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the fixed index annuity contracts.
The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The
Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within Fixed indexed annuities ("FIA") contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate, and equity volatility risk of the economic liabilities associated with variable annuity minimum guaranteed living benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The
Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. Embedded derivatives within fixed maturities are reported with the host contract on the Balance
Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the
Statements of Operations. Embedded derivatives within annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contain embedded derivatives in which the fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

                                                                              C-45

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Non-qualifying for
hedge accounting:
Interest rate contracts	$ 31,588.1	$ 1,283.5	$ 539.5	$ 27,046.0	$ 1,538.4	$ 520.0
Foreign exchange contracts	1,508.7	10.4	27.4	1,297.8	9.7	42.4
Equity contracts	14,482.7	86.4	231.7	15,434.3	60.1	28.4
Credit contracts	155.5	1.0	—	143.4	0.9	14.1
Embedded derivatives:
Within fixed maturity
investments	N/A	50.8	—	N/A	55.0	—
Within annuity products	N/A	—	3,397.8	N/A	—	3,512.1
Within reinsurance agreements	N/A	—	301.3	N/A	—	230.9
Total		$ 1,432.1	$ 4,497.7		$ 1,664.1	$ 4,347.9
N/A - Not Applicable.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1) :
Fair value hedges:
Interest rate contracts	$ —	$ —	$ (3.3)
Derivatives: Non-qualifying for hedge accounting(2) :
Interest rate contracts	121.6	1,300.8	38.5
Foreign exchange contracts	2.4	(5.8)	9.3
Equity contracts	(1,779.3)	(548.2)	(853.4)
Credit contracts	1.3	(2.4)	1.0
Embedded derivatives:
Within fixed maturity investments(2)	(4.2)	4.3	12.3
Within annuity products(2)	202.9	(1,699.1)	(111.9)
Within reinsurance agreements	50.9	(251.8)	(17.8)
Total	$ (1,404.4) $	(1,202.2) $	(925.3)

(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, ineffective amounts are deemed to be immaterial.
(2) Changes in value are included in other net realized capital gains (losses) in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives
Association, Inc. ("ISDA") agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex ("CSA") to satisfy any obligations. Investment grade bonds owned by the

                                                                                 C-46

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par value minus recovery value of the swap contract. As of December 31, 2012, the fair value of credit default swaps of $1.0 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, respectively, on the Balance Sheets. As of
December 31, 2011, the fair value of credit default swaps of $0.9 and $14.1 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on the sale of credit default swaps was $155.5 and $108.8, respectively.

4. Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

                                                                                            C-47

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,303.7	$ 7.8	$ —	$ 1,311.5
U.S government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,513.9	113.6	10,627.5
Foreign(1)	—	5,345.7	20.9	5,366.6
Residential mortgage-backed securities	—	1,829.5	24.2	1,853.7
Commercial mortgage-backed securities	—	1,763.6	—	1,763.6
Other asset-backed securities	—	602.5	78.2	680.7
Total fixed maturities, including securities pledged	1,303.7	20,086.7	236.9	21,627.3
Equity securities, available-for-sale	14.0	—	15.8	29.8
Derivatives:
Interest rate contracts	—	1,283.5	—	1,283.5
Foreign exchange contracts	—	10.4	—	10.4
Equity contracts	23.9	50.8	11.7	86.4
Credit contracts	—	1.0	—	1.0
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	3,115.0	6.1	—	3,121.1
Assets held in separate accounts	39,799.1	—	—	39,799.1
Total assets	$44,255.7	$21,438.5	$ 264.4	$65,958.6

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,393.8	$ 1,393.8
GMAB / GMWB / GMWBL(2)	—	—	2,004.0	2,004.0
Embedded derivative on reinsurance	—	301.3	—	301.3
Derivatives:
Interest rate contracts	0.4	539.1	—	539.5
Foreign exchange contracts	—	27.4	—	27.4
Equity contracts	212.6	19.1	—	231.7
Credit contracts	—	—	—	—
Total liabilities	$ 213.0	$ 886.9	$ 3,397.8	$ 4,497.7

(1) Primarily U.S. dollar dominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits for life ("GMWBL").

                                                                                                        C-48

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,778.0	$ 7.8	$ —	$ 1,785.8
U.S government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,251.1	124.5	10,375.6
Foreign(1)	—	5,525.2	56.9	5,582.1
Residential mortgage-backed securities	—	2,245.1	60.7	2,305.8
Commercial mortgage-backed securities	—	2,001.9	—	2,001.9
Other asset-backed securities	—	600.8	72.8	673.6
Total fixed maturities, including securities pledged	1,778.0	20,655.6	314.9	22,748.5
Equity securities, available-for-sale	11.4	—	16.3	27.7
Derivatives:
Interest rate contracts	4.0	1,534.4	—	1,538.4
Foreign exchange contracts	—	9.7	—	9.7
Equity contracts	26.5	—	33.6	60.1
Credit contracts	—	0.9	—	0.9
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	2,760.7	5.8	—	2,766.5
Assets held in separate accounts	39,356.9	—	—	39,356.9
Total assets	$43,937.5	$22,206.4	$ 364.8	$ 66,508.7

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,282.2	$ 1,282.2
GMAB / GMWB / GMWBL(2)	—	—	2,229.9	2,229.9
Embedded derivative on reinsurance	—	230.9	—	230.9
Derivatives:
Interest rate contracts	—	520.0	—	520.0
Foreign exchange contracts	—	42.4	—	42.4
Equity contracts	3.3	—	25.1	28.4
Credit contracts	—	1.2	12.9	14.1
Total liabilities	$ 3.3	$ 794.5	$ 3,550.1	$ 4,347.9

(1) Primarily U.S. dollar dominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits for life ("GMWBL").

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company’s Balance Sheets. In addition, further disclosure of estimated fair values is included in the Investments note to these Financial Statements. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s

                                                                                            C-49

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-
binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-
party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
As of December 31, 2012, $157.7 and $16.3 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. At December 31, 2011, $157.1 and $17.7 billion of a total of $22.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond.

                                                                                          C-50

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-
party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s nonperformance risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The
Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair value for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Annuity product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed interest rate. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as
Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum withdrawal benefits with life payouts
("GMWBL") and fixed-indexed annuity ("FIA") embedded derivative liabilities includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company and applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of
ING U.S., Inc.'s market observable data following the issuance of long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk as of the beginning of the third quarter of 2012 to incorporate a blend of observable, similarly

                                                                                                 C-51

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief
Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited ("SLDI"). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Levels 1 and Level 2 for the years ended December 31, 2012 and 2011. The
Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

                                                                                                       C-52

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31,
2012:

	Year Ended December 31, 2012
	Fair Value as of January 1	Total Realized/Unreal ized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (3)
		Net Income	OCI
Fixed maturities, including
U.S. corporate, state and
municipalities	$ 124.5	$ 0.6	$ (1.9)	$ —	$ —	$ —	$ (22.3)	$ 36.3	$ (23.6)	$ 113.6	$ 0.6
Foreign	56.9	0.6	(0.5)	—	—	(4.0)	(5.6)	8.3	(34.8)	20.9	—
Residential mortgage-backed
securities	60.7	(0.8)	0.2	—	—	—	(1.0)	—	(34.9)	24.2	(0.8)
Other asset-backed securities	72.8	6.4	3.1	—	—	(16.6)	(4.4)	16.9	—	78.2	2.6
Total fixed maturities, including	314.9	6.8	0.9	—	—	(20.6)	(33.3)	61.5	(93.3)	236.9	2.4

Equity securities, available-for-sale	16.3	(0.1)	(0.1)	2.3	—	(2.4)	—	—	(0.2)	15.8	—
Derivatives, net	(4.4)	(0.9)	—	18.5	—	—	—	—	(1.5)	11.7	(6.7)
Annuity product guarantees:
FIA	(1,282.2)	(173.7)	—	—	(81.2)	—	143.3	—	—	(1,393.8)	—
GMWB/GMAB/GMWBL	(2,229.9)	376.6	—	—	(151.3)	—	0.6	—	—	(2,004.0)	—
Total annuity product guarantees	(3,512.1)	202.9 (1)	—	—	(232.5)	—	143.9	—	—	(3,397.8)	—
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

                                                                                                                                              C-53

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31,
2011:

	Year Ended December 31, 2011
	Fair Value as of January 1	Total Realized/Unreal ized Gains (Losses) Included in:			Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (3)
		Net Income		OCI
Fixed maturities, including
securities pledged:
U.S. corporate, state and
municipalities	$ 40.1	$ (0.3)	$ (2.7)		$ 12.6	$ —	$ —	$ (24.7)	$ 99.5	$ —	$ 124.5	$ (0.2)
Foreign	9.8	0.3		(0.1)	13.9	—	(12.5)	(7.7)	54.9	(1.7)	56.9	(0.5)
Residential mortgage-backed
securities	198.6	—		(0.6)	34.3	—	(0.1)	(11.3)	1.9	(162.1)	60.7	(1.0)
Other asset-backed securities	644.8	(78.7)		64.3	—	—	(214.7)	(35.7)	—	(307.2)	72.8	(10.1)
Total fixed maturities, including
securities pledged	893.3	(78.7)		60.9	60.8	—	(227.3)	(79.4)	156.3	(471.0)	314.9	(11.8)

Equity securities, available-for-sale	13.5	(0.1)		0.1	4.3	—	(0.2)	—	—	(1.3)	16.3	—
Derivatives, net	76.6	(38.6)		—	—	—	(42.4)	—	—	—	(4.4)	(50.0)
Annuity product guarantees:
FIA	(1,165.5)	(111.7)		—	—	(128.3)	—	123.3	—	—	(1,282.2)	—
GMWB/GMAB/GMWBL	(490.2)	(1,587.4)		—	—	(154.5)	—	2.2	—	—	(2,229.9)	—
Total annuity product guarantees	(1,655.7)	(1,699.1)	(1)	—	—	$ (282.8)	$ —	125.5	—	—	(3,512.1)	—

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-
contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

                                                                                                                             C-54

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers in and out of Level 3 for fixed maturities, equity securities and separate account for the year ended December 31,
2012, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts were valued using observable inputs and such options and swap contracts were transferred from Level 3 to Level 2 during the year ended December 31, 2012.

The transfers out of Level 3 for the year ended December 31, 2011 in fixed maturities, including securities pledged, were primarily due to the Company's determination that the market for subprime RMBS securities had become active in the first quarter 2011 and to an increased utilization of vendor valuations for certain CMO assets, as opposed to the previous use of broker quotes in the second quarter of 2011. While the valuation methodology for subprime RMBS securities has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity Volatility: A term-structure model is used to approximate implied volatility for the equity indices for GMAB,
GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

                                                                                 C-55

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-20% to 44%		-20% to 44%		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%	(3)
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period.
The utilization function varies by policyholder age and policy duration. Interactions with lapses and mortality also affect utilization. The utilization rate for
GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts that are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in
$ billions).

	Account Values

Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)
< 60	$ 3.54	$ 0.27	$ 3.81	5.5
60-69	6.80	0.36	7.16	1.9
70+	4.16	0.14	4.30	0.2
	$ 14.50	$ 0.77	$ 15.27	2.8

(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	0.08% to 8.2%	$ 8.5	0.08% to 5.8%
	Out of the Money	—	0.41% to 12%	0.9	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	2.4% to 22%	6.1	1.5% to 17%
	Out of the Money	0.1	12% to 31%	0.6	3.2% to 32%

**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

(4) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

                                                                                                   C-56

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

  An increase (decrease) in long-term equity implied volatility
  An increase (decrease) in equity-interest rate correlations
  A decrease (increase) in nonperformance risk
  A decrease (increase) in mortality
  An increase (decrease) in benefit utilization
  A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

The Company notes the following interrelationships:

  Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-
  the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.
  Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

                                                                                                         C-57

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and 2011:

		2012		2011
	Carrying	Fair	Carrying		Fair
	Value	Value	Value		Value
Assets:
Fixed maturities, including securities pledged	$ 21,627.3	$ 21,627.3	$ 22,748.5	$ 22,748.5
Equity securities, available-for-sale	29.8	29.8	27.7		27.7
Mortgage loans on real estate	2,835.0	2,924.7	3,137.3		3,214.1
Loan - Dutch State obligation(1)	—	—	658.2		660.6
Policy loans	101.8	101.8	112.0		112.0
Limited partnerships/corporations	166.9	166.9	305.4		305.4
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	3,121.1	3,121.1	2,766.5		2,766.5
Derivatives	1,381.3	1,381.3	1,609.1		1,609.1
Other investments	80.7	80.7	82.2		82.2
Deposits from affiliates	901.7	984.4	1,377.6		1,360.3
Assets held in separate accounts	39,799.1	39,799.1	39,356.9		39,356.9
Liabilities:
Investment contract liabilities:
Deferred annuities(2)	20,262.4	21,062.8	22,453.2		22,749.4
Funding agreements with a fixed maturity and guaranteed
investment contracts	1,818.6	1,718.0	2,568.2		2,367.7
Supplementary contracts, immediate annuities and other	1,094.1	1,194.4	1,062.7		1,128.4
Annuity product guarantees:
FIA	1,393.8	1,393.8	1,282.2		1,282.2
GMAB/GMWB/GMWBL	2,004.0	2,004.0	2,229.9		2,229.9
Derivatives	798.6	798.6	604.9		604.9
Long-term debt	435.0	491.6	435.0		419.3
Embedded derivative on reinsurance	301.3	301.3	230.9		230.9
(1) This facility was terminated in November 2012. Refer to the Related Party note for further description of the transaction.
(2) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar

                                                                                                     C-58

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing cash flows net of certain contract fees discounted using The Netherlands Strip Yield Curve and is classified as Level 2.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as
Level 3.

Other investments: Federal Home Loan Bank ("FHLB") stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1. The carrying value of the stock was $78.9 and $80.2 as of
December 31, 2012 and 2011, respectively.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with a fixed maturity and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement
of the instruments. In evaluating the Company’s management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

                                                                                             C-59

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.      Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$ 3,326.5	$ 2,758.9	$ 3,322.4
Deferrals of commissions and expenses	107.8	126.8	171.1
Amortization:
Amortization	(582.0)	742.6	(570.8)
Interest accrued(1)	262.7	169.1	177.2
Net amortization included in the Statements of Operations	(319.3)	911.7	(393.6)
Change in unrealized capital gains/losses on available-for-sale
securities	(146.8)	(470.9)	(341.0)
Balance at December 31	$ 2,968.2	$ 3,326.5	$ 2,758.9
(1) Interest accrued at 3.0% to 7.0% during 2012, 2011 and 2010.

Activity within VOBA was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$ 46.1	$ 66.5	$ 113.2
Amortization:
Amortization	(27.5)	(11.0)	(28.6)
Interest accrued(1)	3.1	3.7	3.9
Net amortization included in the Statements of Operations	(24.4)	(7.3)	(24.7)
Change in unrealized capital gains/losses on available-for-sale
securities	6.7	(13.1)	(22.0)
Balance at December 31	$ 28.4	$ 46.1	$ 66.5
(1) Interest accrued at 3.0% to 7.0% during 2012, 2011 and 2010.

The estimated amount of VOBA amortization expense, net of interest, is $0.2, $6.4, $6.4, $5.4 and $4.8, for the years 2013,
2014, 2015, 2016 and 2017, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

6.      Sales Inducements

During the year ended December 31, 2012, 2011 and 2010, the Company capitalized $29.8, $32.2 and $46.9, respectively, of sales inducements. During the years ended December 31, 2012, 2011 and 2010, the Company amortized $(303.1), $461.8 and
$(82.0), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $741.6, $1,023.9 and $669.9 as of December 31, 2012, 2011 and
2010, respectively.

7.      Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

                                                                                      C-60

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following assumptions and methodology were used to determine GMDB, GMIB, GMWBL, GMAB and GMWB additional reserves at December 31, 2012 and 2011.

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios
Mean investment performance

GMDB: The mean investment performance varies by fund group. In general the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: the overall blended mean is 8.1% based on a single fund group. GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.8% for 2012 and 2011. GMIB: 15.8% for 2012 and 16.5% for 2011. GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.
Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2011, further adjusted for company experience.
Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the- moneyness.
Discount rates	GMDB / GMIB: 5.5% for 2012 and 2011. GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

The calculation of the GMIB and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2012 and 2011, and the paid and incurred amounts by type for the years ended December 31, 2012 and 2011, were as follows:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2012	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5

Separate account liability at December 31, 2011	$ 39,356.9	$ 1,105.9	$ 14,208.0	$ 14,743.7

Additional liability balance:
Balance at January 1, 2011	$ 373.9	$ 77.0	$ —	$ 217.5
Incurred guaranteed benefits	246.7	40.1	—	1,520.6
Paid guaranteed benefits	(110.3)	(2.2)	—	—
Balance at December 31, 2011	$ 510.3	$ 114.9	$ —	$ 1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	$ 488.0	$ 76.0	$ —	$ 1,511.8

                                                                                                                C-61

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2012 and 2011.

	GMDB	GMAB/GMWB	GMIB	GMWBL
2012
Net amount at risk, net of reinsurance	$ 6,920.6	$ 38.4	$ —	$ —
Weighted average attained age	69.0	69.0	—	—

2011
Net amount at risk, net of reinsurance	$ 8,699.0	$ 63.2	$ —	$ —
Weighted average attained age	68.0	68.0	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2012 and 2011 was $39.8 billion and $39.4 billion, respectively.

8.      Reinsurance

At December 31, 2012, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, ReliaStar Life
Insurance Company ("RLI"), related to certain life insurance policies and employee benefit group annual term policies. The
Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks was $155.1 billion and $147.7 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, net receivables were comprised of the following:

	2012	2011
Claims recoverable from reinsurers	$ 8.0	$ 11.0
Amounts due to reinsurers	(10.8)	(23.6)
Reinsurance reserves ceded	2,585.5	2,188.2
Deposits	901.7	1,377.6
Reinsurance receivable	523.1	498.1
Other	7.2	17.3
Total	$ 4,014.7	$ 4,068.6

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Premiums:
Direct premiums	$ 16.3	$ 16.9	$ 17.8
Reinsurance assumed	480.3	478.4	522.8
Reinsurance ceded	(37.6)	(39.1)	(260.0)
Net premiums	$ 459.0	$ 456.2	$ 280.6

                                                                                                      C-62

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.      Capital Contributions, Dividends and Statutory Information

The Company's ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the
"Division") for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the
Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2012, following receipt of required approval from the Division, the Company paid a return of capital distribution of $250.0 to its Parent. During the years ended December 31, 2011 and 2010, the Company did not pay a dividend or return of capital distribution to its Parent.

During the year ended December 31, 2012, the Company did not receive any capital contributions from its Parent. During the years ended December 31, 2011 and 2010, the Company received $44.0 and $749.0, respectively, in capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital
("TAC"), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus.
Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be nonadmitted based on the specific rules regarding admissibility.

Statutory net income (loss) was $(9.1), $386.0 and $(384.4), for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $2.2 billion as of December 31, 2012 and 2011.

10.      Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010.

	2012	2011	2010

Fixed maturities, net of OTTI	$ 2,004.5	$ 1,331.1	$ 682.4
Equity securities, available-for-sale	3.4	1.0	6.9
Derivatives	(0.7)	(1.1)	0.3
DAC/VOBA and sales inducements adjustment on available-for-
sale securities	(1,283.3)	(1,134.1)	(510.1)
Other investments	(35.4)	(35.7)	(35.7)
Unrealized capital gains (losses), before tax	688.5	161.2	143.8
Net deferred income tax asset (liability)	(55.3)	82.7	9.8
Unrealized capital gains (losses), after tax	633.2	243.9	153.6
Pension liability, net of tax	1.0	1.2	1.2
AOCI	$ 634.2	$ 245.1	$ 154.8

                                                                                                              C-63

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities	$ 660.7	$ 619.7	$ 1,244.0
Equity securities, available-for-sale	2.4	(5.9)	3.4
Derivatives	0.4	(1.4)	0.3
DAC/VOBA and sales inducements adjustment on available-for-
sale securities	(149.2)	(624.0)	(451.7)
Other investments	0.3	—	(10.7)
Change in unrealized gains/losses on securities, before tax	514.6	(11.6)	785.3
Deferred income tax asset/liability	(133.5)	83.1	(101.8)
Change in unrealized gains/losses on securities, after tax	381.1	71.5	683.5

Change in OTTI, before tax	12.7	29.0	(6.9)
Deferred income tax asset /liability	(4.5)	(10.2)	2.4
Change in OTTI, after tax	8.2	18.8	(4.5)

Pension and other post-employment benefit liability, before tax	(0.2)	—	(0.2)
Deferred income tax asset/liability	—	—	0.1
Pension and other post-employment benefit liability, after tax	(0.2)	—	(0.1)

Net change in AOCI, after tax	$ 389.1	$ 90.3	$ 678.9

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI , reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and
2010.

	2012	2011	2010
Net unrealized capital gains/losses arising during the year(1)	$ 447.5	$ 34.0	$ 515.4
Less: reclassification adjustment for gains (losses) and other items
included in Net income (loss)(2)	97.9	22.7	9.4
Change in deferred tax valuation allowance and other tax
adjustments(3)	39.7	79.0	173.0
Net change in unrealized capital gains/losses on securities	$ 389.3	$ 90.3	$ 679.0

(1) Pretax net unrealized capital gains/losses arising during the year were $674.9, $52.3 and $792.9 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $147.6, $34.9 and $14.5, for the years ended
December 31, 2012, 2011 and 2010, respectively.
(3) These amounts include amounts allocated to Other Comprehensive Income in accordance with the exception described in ASC 740-20-45-7.

                                                                                                  C-64

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11. Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Current tax expense (benefit):
Federal	$ 266.6	$ (195.8)	$ 622.9
Total current tax expense (benefit)	266.6	(195.8)	622.9
Deferred tax expense (benefit):
Federal	(84.3)	64.5	(665.0)
Total deferred tax expense (benefit)	(84.3)	64.5	(665.0)
Total income tax expense (benefit)	$ 182.3	$ (131.3)	$ (42.1)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Income (loss) before income taxes	$ 5.3	$ 20.8	$ 63.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	1.9	7.3	22.2
Tax effect of:
Dividends received deduction	(72.9)	(30.3)	(75.9)
Valuation allowance	247.9	(109.0)	64.0
Audit settlements	(0.1)	3.3	(49.2)
Tax credits	(2.0)	(2.0)	(3.5)
Prior year tax	6.9	—	—
Other	0.6	(0.6)	0.3
Income tax expense (benefit)	182.3	(131.3)	(42.1)

                                                                                                       C-65

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2012 and 2011, are presented below.

	2012	2011
Deferred tax assets:
Insurance reserves	$ 1,035.9	$ 1,003.3
Investments	940.6	662.7
Employee compensation and benefits	29.4	50.7
Other assets	183.0	172.6
Total gross assets before valuation allowance	2,188.9	1,889.3
Less: Valuation allowance	220.3	12.1
Assets, net of valuation allowance	1,968.6	1,877.2

Deferred tax liabilities:
Deferred policy acquisition costs	(1,293.8)	(1,500.6)
Net unrealized investment (gains) losses	(652.1)	(275.2)
Value of business acquired	(20.6)	(29.2)
Other liabilities	(35.0)	(33.6)
Total gross liabilities	(2,001.5)	(1,838.6)
Net deferred income tax asset (liability)	$ (32.9)	$ 38.6

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2012 and 2011, the Company had a tax valuation allowance of $406.0 and $158.1, respectively, that was allocated to Net income (loss) and $(185.7) and $(146.0), respectively, that was allocated to Other comprehensive income. Therefore, after consideration of available sources of taxable income required to realize the Company's deferred tax assets in the future, the
Company had a tax valuation allowance of $220.3 related to deferred tax assets as of December 31, 2012.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $22.6 and receivable of $204.0 as of December 31, 2012 and 2011, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the
Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.
The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the
Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

                                                                                                   C-66

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2012, 2011and 2010 are as follows:

	2012	2011	2010
Balance at beginning of period	$ 2.7	$ 28.0	$ 60.3
Additions for tax positions related to prior years	—	6.1	28.0
Reductions for tax positions related to prior years	—	(6.1)	(60.2)
Reductions for settlements with taxing authorities	—	(25.3)	(0.1)
Balance at end of period	$ 2.7	$ 2.7	$ 28.0

The Company had $2.7 of unrecognized tax benefits as of December 31, 2012 and 2011, that would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and
Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest for the years ended December 31, 2012 and 2011.

Tax Regulatory Matters

In March 2012, the Internal Revenue Service ("IRS") completed its examination of the Company's return for tax year 2010.
The 2010 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 and 2012 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The timing of the payment (if any) of the remaining allowance of
$2.7 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program
("CAP") for the tax years 2011, 2012 and 2013.

12. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the
"Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates
(excluding certain employees) are eligible to participate, including the Company's employees. ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay
("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the
Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable;
participants can take it when they leave the Company's employ. For participants in the Retirement Plan as of December 31,
2012, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the financial statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North

                                                                                                C-67

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $11.5 and $11.0, for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of
ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was amended effective January 1, 2011, to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.2, $3.3 and $2.4, for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in Operating expenses in the Statements of
Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets and funded status, for the SERPs for the years ended December 31, 2012 and 2011.

	2012	2011
Change in obligation:
Projected benefit obligation, January 1	$ 25.2	$ 25.5
Interest cost	1.2	1.3
Benefits paid	(1.3)	(1.1)
Actuarial gain on obligation	(0.2)	(0.2)
Plan adjustments	—	(0.3)
Benefit obligation, December 31	$ 24.9	$ 25.2
Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ —	$ —

                                                                                                   C-68

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Balance Sheets consist of:

	2012		2011
Accrued benefit cost	$ (24.9	) $	(25.2)
Accumulated other comprehensive loss (income):
Prior service cost	(0.2)		(0.3)
Net amount recognized	$ (25.1	) $	(25.5)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2012 and 2011, benefit obligation for the
SERPs were as follows:

	2012	2011
Discount rate	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.05% was the appropriate discount rate as of December 31, 2012, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2012	2011	2010
Discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation levels	4.00%	4.00%	3.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012	2011	2010
Interest cost	$ 1.2	$ 1.3	$ 1.5
Amortization of prior service cost (credit)	(0.1)	—	—
Net loss (gain) recognition	(0.2)	(0.2)	(0.8)
Net periodic benefit cost	$ 0.9	$ 1.1	$ 0.7

Cash Flows

In 2012, the employer contributed $1.5 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2013 through 2017, and thereafter through 2022, are estimated to be $1.5, $1.5, $1.5, $1.5, $1.5 and $7.8, respectively.

Stock Option and Share Plans

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership
Plan (“leo”). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified

                                                                                             C-69

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

options on ING Group shares in the form of American Depository Receipts (“ADRs”). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING’s Total Shareholder Return (“TSR”) relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award.
Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares (“LSPP”) were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING’s performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1,
$4.2 and $2.6, for the years ended December 31, 2012, 2011 and 2010, respectively.

For leo, the Company recognized minimal tax benefits in December 31, 2012, 2011 and 2010.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-
qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-
retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING Americas Deferred Compensation
Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the
Company related to all of these plans for the years ended December 31, 2012, 2011 and 2010 were $3.5, $3.4 and $2.1, respectively.

13.      Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

                                                                                                    C-70

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2012, 2011 and 2010, rent expense for leases was $6.9, $7.7 and $8.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2013 through 2017 are estimated to be $7.2, $7.3, $7.2, $6.6 and $5.3, respectively, and $0.0, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2012 and 2011, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $304.7 and $255.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and Derivatives Association, Inc.
Agreements ("ISDA Agreements"), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2012 and 2011, the Company held $766.7 and
$821.2, of net cash collateral, respectively, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2012 and 2011, the Company delivered collateral of $579.3 and $779.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

Federal Home Loan Bank Funding

The Company is a member of the Federal Home Loan Bank of Des Moines ("FHLB") and is required to maintain collateral that backs funding agreements issued to the FHLB. As of December 31, 2012 and 2011, the Company had $1,548.0 and $1,579.6,
respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of
December 31, 2012 and 2011, assets with a market value of $1,855.1 and $1,897.9, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance
Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operation.
The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Fixed maturity collateral pledged to FHLB	$ 1,855.1	$ 1,897.9
FHLB restricted stock(1)	78.9	80.3
Other fixed maturities-state deposits	12.1	12.2
Securities pledged(2)	714.0	1,012.8
Total restricted assets	$ 2,660.1	$ 3,003.2

(1) Reported in Other investments on the Balance Sheets. Refer to Other investments in Business, Basis of Presentation and Significant Accounting Policies
note for further discussion.
(2) Includes the fair value of loaned securities of $134.7 and $233.0 as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Balance Sheets.

                                                                                   C-71

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirement and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the
Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required to be made. Accordingly, the Company's estimate reflects both types of matters. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For other matters included within this estimation for which a reasonably possible but not probable range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. It is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.       Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

                                                                                                    C-72

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services,
  Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance   products issued
  by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the   Company's variable
  products and appoint representatives of the broker-dealers as agents. For the years ended   December 31, 2012, 2011 and
  2010, commissions were incurred in the amounts of $208.0, $201.1 and $204.3,   respectively.
  Asset management agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset
  management, administration and accounting services for ING USA's general account. The Company records a   fee, which
  is paid quarterly, based on the value of the assets under management. For the years ended December 31,   2012, 2011 and
  2010, expenses were incurred in the amounts of $50.3, $56.2 and $49.0, respectively.
  Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a
  monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment   companies
  that are investment options under certain of the Company's variable insurance products. For the years   ended December 31,
  2012, 2011 and 2010, revenue under the DSL intercompany agreement was $141.1, $143.4 and   $146.9, respectively.
  Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies
  that are investment options under certain of the Company's variable insurance products. For the years   ended December 31,
  2012, 2011 and 2010, revenue under the IIM intercompany agreement was $33.8, $35.3 and   $32.0, respectively.
  Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended
  December 31, 2012 2011 and 2010, expenses were incurred in the amounts of $109.3, $110.3 and $91.6, respectively.
  Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order
  for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry   Road,
  N.W., Atlanta, GA (the "Atlanta Office") in exchange for ING North America's payment of the Company's   direct and
  indirect costs for the Atlanta Office.
  Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2012, 2011 and 2010, expenses related to the agreements were incurred in the amount of $16.4, $14.0 and $31.0, respectively.
  Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"),
  an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1,   2004, in which
  the Company and affiliates provide services to RLNY. For the years ended December 31, 2012, 2011   and 2010, revenue
  related to the agreement was $3.3, $3.1 and $2.1, respectively.
  Services agreement between the Company, Security Life of Denver Insurance Company ("SLD"), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company
  and SLD with respect to its Financial Products unit. For the years ended December 31, 2012, 2011 and   2010, the Company
  incurred expenses of $4.0, $3.6 and $4.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of
Denver International Limited ("SLDI"). Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group
Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed"
below.

                                                                                                       C-73

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2012 and 2011, the value of the funds withheld liability under this agreement was $191.4 and $190.7, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of
December 31, 2012 and 2011, the Company had an embedded derivative under this agreement with a value of $7.7 and $(4.8), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, covering 100%
of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2012, 2011 and 2010, revenue related to the agreement was
$12.0, $12.4 and $11.9, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account. As of
December 31, 2012, the assets on deposit in the trust account increased to $3.9 billion . The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the
Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $3.6 billion and $5.0 billion, at
December 31, 2012 and 2011, respectively. In addition, as of December 31, 2012 and 2011, the Company had an embedded derivative with a value of $293.6 and $235.7, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement.

At December 31, 2012 and 2011, reserves ceded by the Company under this agreement were $2.1 billion and $1.9 billion, respectively. In addition, a deferred loss in the amount of $343.9 and $365.3 at December 31, 2012 and 2011, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period of benefit.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security Life of Denver Insurance
Company ("SLD"). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due,
100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between
January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the
Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

                                                                                             C-74

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2012 and 2011, the receivable was $901.7 and $1,377.6, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $10.8, $7.2 and $21.4, for the years ended December 31, 2012, 2011 and 2010, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2012 and 2011, reserves ceded by the Company under this agreement were $19.3 and
$18.7, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis.
The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

GIC reserves ceded by the Company under this agreement were $505.6 and $121.4 at December 31, 2012 and 2011, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1,
2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the
Company upon such recapture and termination.

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1,
2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31,
2012. This coverage included certain level premium term life insurance policies assumed by RLI from ReliaStar Life
Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point
(equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 and $0.5 as of
December 31, 2012 and 2011, respectively, is included in Future policy benefits and contract owner account balances on the
Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1,
2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the

                                                                                               C-75

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.
The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 as of December 31,
2012 is included in Future policy benefits and contract owner account balances on the Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the
Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the
Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of
Waiver of Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under "Reinsurance Ceded"
above).

As of December 31, 2012 and 2011, reserves assumed by the Company under this agreement were $456.4 and $453.1, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in
January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%. Interest on any ING U.S., Inc.
borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the year ended December 31, 2012, 2011 and 2010. The
Company earned interest income of $0.4, $1.0 and $1.2, for the years ended December 31, 2012, 2011 and 2010, respectively.
Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of
Operations. As of December 31, 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under reciprocal loan agreement. As of December 31, 2011, the Company had an outstanding receivable $535.9, with ING U.S., Inc.
under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2012, 2011 and 2010, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI and SLDI. The
Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the
Iowa Insurance Commissioner. Interest expense was $25.4 for each of the years ended December 31, 2012, 2011 and 2010, respectively.

                                                                                              C-76

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Insurance, which has been guaranteed by Lion's immediate parent, ING U.S., Inc.

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of $3.2.

Alt-A Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back Up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.6 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING
Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $1.6 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $1.2 billion, and was recorded as Loan-Dutch State Obligation on the Balance Sheets (the "Dutch State
Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $2.3, $3.0 and $3.4 in the years ended December 31, 2012, 2011 and 2010, respectively.

The Company executed a second transaction effective January 26, 2009, in which an additional $29.8 par Alt-A RMBS portfolio owned by the Company were sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $21.4 for
80% of the Company's additional $29.8 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $3.6 and retained the remaining 20% of this
Alt-A RMBS portfolio.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day
(the "Termination Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING
Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING
Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

Derivatives

As of December 31, 2012 and 2011, the Company had call options with a notional amount of $256.7 and $382.2, respectively, and market value of $2.8 and $4.9, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

                                                                                            C-77